UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21265

                                           PowerShares Exchange-Traded Fund Trust

    (Exact name of registrant as specified in charter)

3500 Lacey Road

                                                 Downers Grove, IL 60515

     (Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:      800-983-0903

Date of fiscal year end:    April 30

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments for the nine month period ended January 31, 2015 is set forth below.

Schedule of Investments(a)

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 21.0%
1,269	Charter Communications, Inc., Class A(b)	$191,765
3,272	Core-Mark Holding Co., Inc.	218,177
1,979	Cracker Barrel Old Country Store, Inc.	266,195
17,029	Denny’s Corp.(b)	185,275
2,373	DISH Network Corp., Class A(b)	166,941
2,402	Expedia, Inc.	206,404
4,444	Fiesta Restaurant Group, Inc.(b)	262,507
2,453	G-III Apparel Group Ltd.(b)	238,432
2,220	Jack in the Box, Inc.	188,234
4,569	Liberty Ventures, Series A(b)	170,652
2,021	O’Reilly Automotive, Inc.(b)	378,655
11,936	Papa John’s International, Inc.	757,459
8,076	Popeyes Louisiana Kitchen, Inc.(b)	463,724
2,363	Red Robin Gourmet Burgers, Inc.(b)	183,132
3,732	Rentrak Corp.(b)	287,103
4,462	Ross Stores, Inc.	409,210
7,042	Sonic Corp.	213,161
5,160	Texas Roadhouse, Inc.	173,324
5,802	Tractor Supply Co.	470,948
17,820	Tuesday Morning Corp.(b)	315,414
4,166	Universal Electronics, Inc.(b)	265,541

		6,012,253

	Consumer Staples - 5.3%
5,507	Hain Celestial Group, Inc. (The)(b)	290,605
1,826	J & J Snack Foods Corp.	179,167
3,141	Keurig Green Mountain, Inc.	384,961
13,184	Pilgrim’s Pride Corp.	357,946
5,825	Whole Foods Market, Inc.	303,453

		1,516,132

	Financials - 7.5%
11,792	Bank of the Ozarks, Inc.	382,415
3,138	Credit Acceptance Corp.(b)	494,674
6,363	East West Bancorp, Inc.	230,213
10,935	Grupo Financiero Galicia SA, Class B ADR (Argentina)	178,897
7,008	MarketAxess Holdings, Inc.	532,398
4,307	Pinnacle Financial Partners, Inc.	154,794
5,351	PrivateBancorp, Inc.	162,349

		2,135,740

	Health Care - 29.2%
6,488	Acadia Healthcare Co., Inc.(b)	374,682
17,020	Affymetrix, Inc.(b)	187,901
3,075	Alkermes PLC(b)	222,169
3,917	AMAG Pharmaceuticals, Inc.(b)	173,092
970	Amgen, Inc.	147,692
5,085	Anacor Pharmaceuticals, Inc.(b)	191,196
1,741	Celgene Corp.(b)	207,458
7,306	DexCom, Inc.(b)	436,753
27,250	Dyax Corp.(b)	411,747
6,521	Exact Sciences Corp.(b)	177,436
5,852	Henry Schein, Inc.(b)	807,986
1,727	IDEXX Laboratories, Inc.(b)	273,591
1,882	Illumina, Inc.(b)	367,348
3,784	Incyte Corp.(b)	301,623
2,903	Isis Pharmaceuticals, Inc.(b)	198,885
5,173	Jazz Pharmaceuticals PLC(b)	875,996
54,105	Mimedx Group, Inc.(b)	441,226
5,109	Natus Medical, Inc.(b)	192,098
7,543	Neurocrine Biosciences, Inc.(b)	253,897
29,227	Novavax, Inc.(b)	228,263

3,696	NuVasive, Inc.(b)	$171,199
1,806	Regeneron Pharmaceuticals, Inc.(b)	752,488
1,527	Salix Pharmaceuticals Ltd.(b)	205,641
12,071	Spectranetics Corp. (The)(b)	394,842
1,240	United Therapeutics Corp.(b)	175,001
1,438	Vertex Pharmaceuticals, Inc.(b)	158,381

		8,328,591

	Industrials - 10.8%
1,179	Allegiant Travel Co.	213,717
1,090	AMERCO(b)	311,860
4,032	American Woodmark Corp.(b)	165,836
5,086	Apogee Enterprises, Inc.	220,020
7,672	ArcBest Corp.	285,859
11,405	JetBlue Airways Corp.(b)	191,490
3,683	Middleby Corp. (The)(b)	349,959
3,500	Multi-Color Corp.	203,770
3,192	Old Dominion Freight Line, Inc.(b)	223,823
7,470	Saia, Inc.(b)	314,562
3,121	Spirit Airlines, Inc.(b)	231,391
13,733	TASER International, Inc.(b)	370,928

		3,083,215

	Information Technology - 25.4%
7,503	Apple, Inc.	879,051
2,123	ASML Holding NV (Netherlands)	220,665
2,139	Avago Technologies Ltd. (Singapore)	220,060
2,426	Baidu, Inc. ADR (China)(b)	528,674
8,978	Cadence Design Systems, Inc.(b)	161,514
2,099	Check Point Software Technologies Ltd. (Israel)(b)	161,980
3,977	comScore, Inc.(b)	165,284
8,894	Cray, Inc.(b)	288,966
4,165	Electronic Arts, Inc.(b)	228,492
3,776	Electronics for Imaging, Inc.(b)	145,942
3,012	Euronet Worldwide, Inc.(b)	136,715
2,757	Facebook, Inc., Class A(b)	209,284
9,532	Integrated Device Technology, Inc.(b)	174,340
4,773	Intuit, Inc.	414,392
9,264	Manhattan Associates, Inc.(b)	413,545
3,944	Monolithic Power Systems, Inc.	187,301
3,557	NXP Semiconductors NV (Netherlands)(b)	282,212
4,588	Proofpoint, Inc.(b)	229,400
5,079	Qualys, Inc.(b)	193,104
7,157	Sanmina Corp.(b)	151,585
4,353	Seagate Technology PLC	245,683
6,680	Skyworks Solutions, Inc.	554,774
2,948	SS&C Technologies Holdings, Inc.	163,113
6,217	Super Micro Computer, Inc.(b)	227,356
5,912	Take-Two Interactive Software, Inc.(b)	175,705
4,462	Virtusa Corp.(b)	167,146
1,703	Western Digital Corp.	165,583
3,462	Yahoo!, Inc.(b)	152,293

		7,244,159

	Telecommunication Services - 0.8%
1,974	SBA Communications Corp., Class A(b)	230,366

	Total Investments (Cost $26,080,541)(c)-100.0%	28,550,456
	Other assets less liabilities-(0.0)%	(1,408)

	Net Assets-100.0%	$28,549,048

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $26,090,258. The net unrealized appreciation was $2,460,198 which consisted of aggregate gross unrealized appreciation of $2,806,939 and aggregate gross unrealized depreciation of $346,741.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.4%
37,166	American Axle & Manufacturing Holdings, Inc.(b)	$904,992
14,080	Brinker International, Inc.	822,694
19,769	Cato Corp. (The), Class A	838,206
34,604	Dave & Buster’s Entertainment, Inc.(b)	994,519
81,849	Denny’s Corp.(b)	890,517
58,261	DISH Network Corp., Class A(b)	4,098,661
24,464	Habit Restaurants, Inc. (The), Class A(b)	807,312
72,482	Lowe’s Cos., Inc.	4,911,380
58,720	Marriott International, Inc., Class A	4,374,640
11,285	Outerwall, Inc.(b)	700,573
30,202	ServiceMaster Global Holdings, Inc.(b)	853,509
24,041	Starz, Class A(b)	709,690
10,479	Strayer Education, Inc.(b)	702,093
25,903	Wynn Resorts Ltd.	3,832,349

		25,441,135

	Consumer Staples - 9.0%
119,073	Archer-Daniels-Midland Co.	5,552,374
21,397	Cal-Maine Foods, Inc.	749,965
12,110	Dr Pepper Snapple Group, Inc.	935,739
6,305	Keurig Green Mountain, Inc.	772,741
104,826	Kroger Co. (The)	7,238,235
32,866	Pilgrim’s Pride Corp.	892,312
95,739	SUPERVALU, Inc.(b)	932,498

		17,073,864

	Energy - 10.5%
23,412	Alliance Holdings GP LP	1,378,967
72,924	Cheniere Energy Partners LP Holdings LLC	1,670,689
153,308	FMC Technologies, Inc.(b)	5,745,984
20,482	Tesoro Corp.	1,673,994
150,659	Valero Energy Corp.	7,966,848
38,174	Western Refining, Inc.	1,417,400

		19,853,882

	Financials - 14.1%
49,450	Allstate Corp. (The)	3,451,116
26,746	American Equity Investment Life Holding Co.	682,290
14,072	AmTrust Financial Services, Inc.	712,325
16,327	Aspen Insurance Holdings Ltd.	707,286
28,253	Assured Guaranty Ltd.	689,938
9,673	Cullen/Frost Bankers, Inc.	602,628
4,117	Everest Re Group Ltd.	705,571
32,810	Green Dot Corp., Class A(b)	500,353
59,510	Lincoln National Corp.	2,974,310
60,601	MetLife, Inc.	2,817,947
9,886	Navigators Group, Inc. (The)(b)	733,739
6,198	PartnerRe Ltd.	709,051
63,263	Principal Financial Group, Inc.	2,968,933
39,657	Prudential Financial, Inc.	3,009,173
8,425	Reinsurance Group of America, Inc.	697,674
7,375	RenaissanceRe Holdings Ltd.	705,271
26,976	Selective Insurance Group, Inc.	696,520
32,264	Travelers Cos., Inc. (The)	3,317,384

		26,681,509

	Health Care - 14.3%
52,743	Aetna, Inc.	4,842,862
35,973	Anthem, Inc.	4,854,916
7,260	Centene Corp.(b)	792,502
35,482	Edwards Lifesciences Corp.(b)	4,447,669
31,659	FibroGen, Inc.(b)	934,890

66,026	HCA Holdings, Inc.(b)	$4,674,641
13,957	Health Net, Inc.(b)	756,051
12,024	Hospira, Inc.(b)	762,682
29,401	INC Research Holdings, Inc., Class A(b)	685,043
10,364	LifePoint Hospitals, Inc.(b)	676,147
14,028	Molina Healthcare, Inc.(b)	714,166
12,256	PAREXEL International Corp.(b)	747,126
86,815	PDL BioPharma, Inc.	632,881
23,465	Phibro Animal Health Corp., Class A	641,299
32,834	PRA Health Sciences Inc(b)	857,952

		27,020,827

	Industrials - 11.3%
94,242	ACCO Brands Corp.(b)	746,397
13,986	Alaska Air Group, Inc.	949,230
87,639	Civeo Corp.	256,782
110,067	Delta Air Lines, Inc.	5,207,270
35,339	General Dynamics Corp.	4,707,508
11,743	Macquarie Infrastructure Co. LLC	839,155
17,920	Matthews International Corp., Class A	830,233
30,329	Orbital Sciences Corp.(b)	851,942
62,924	RPX Corp.(b)	777,111
122,832	Southwest Airlines Co.	5,549,550
30,374	Tetra Tech, Inc.	699,513

		21,414,691

	Information Technology - 18.4%
23,864	comScore, Inc.(b)	991,788
94,616	Flextronics International Ltd.(b)	1,052,130
137,900	Hewlett-Packard Co.	4,982,327
56,232	Integrated Device Technology, Inc.(b)	1,028,483
144,600	Intel Corp.	4,777,584
21,036	InterDigital, Inc.	1,051,379
65,179	Lam Research Corp.	4,982,283
149,830	Micron Technology, Inc.(b)	4,384,775
36,295	OmniVision Technologies, Inc.(b)	981,417
42,654	Sanmina Corp.(b)	903,412
79,833	Skyworks Solutions, Inc.	6,630,131
37,935	Take-Two Interactive Software, Inc.(b)	1,127,428
30,699	Tessera Technologies, Inc.	1,138,319
35,211	VASCO Data Security International, Inc.(b)	757,036

		34,788,492

	Materials - 3.8%
31,186	Axalta Coating Systems Ltd.(b)	800,545
65,884	LyondellBasell Industries NV, Class A	5,210,765
22,256	United States Steel Corp.	543,937
26,237	Westlake Chemical Partners LP	665,108

		7,220,355

	Telecommunication Services - 2.0%
41,971	AT&T, Inc.	1,381,685
36,423	CenturyLink, Inc.	1,353,843
15,479	Consolidated Communications Holdings, Inc.	360,351
44,426	Iridium Communications, Inc.(b)	378,065
41,965	Windstream Holdings, Inc.	333,622

		3,807,566

	Utilities - 3.2%
50,510	Duke Energy Corp.	4,401,442
10,436	Entergy Corp.	913,254
23,220	UGI Corp.	858,908

		6,173,604

	Total Investments (Cost $185,073,449)(c)-100.0%	189,475,925
	Other assets less liabilities-(0.0)%	(19,452)

	Net Assets-100.0%	$189,456,473

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $185,336,935. The net unrealized appreciation was $4,138,990 which consisted of aggregate gross unrealized appreciation of $13,758,412 and aggregate gross unrealized depreciation of $9,619,422.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.2%
21,473	Aaron’s, Inc.	$679,835
31,226	Abercrombie & Fitch Co.	796,887
9,403	Advance Auto Parts, Inc.	1,495,077
17,601	Amazon.com, Inc.(b)	6,240,083
88,663	American Eagle Outfitters, Inc.	1,244,828
41,849	Apollo Education Group, Inc., Class A(b)	1,057,106
30,234	Ascena Retail Group, Inc.(b)	349,505
21,958	Autoliv, Inc. (Sweden)(c)	2,328,865
13,797	AutoNation, Inc.(b)	822,577
3,871	AutoZone, Inc.(b)	2,310,832
38,815	Barnes & Noble, Inc.(b)	911,764
44,342	Bed Bath & Beyond, Inc.(b)	3,315,451
240,237	Best Buy Co., Inc.	8,456,342
37,613	Big Lots, Inc.	1,726,813
23,575	BorgWarner, Inc.	1,273,286
13,660	Brinker International, Inc.	798,154
7,756	Cabela’s, Inc.(b)	426,192
99,811	Cablevision Systems Corp., Class A	1,888,424
43,895	Caesars Entertainment Corp.(b)(c)	478,017
78,802	Career Education Corp.(b)	439,715
44,013	CarMax, Inc.(b)	2,733,207
124,162	Carnival Corp.	5,458,161
7,426	Carter’s, Inc.	605,145
1,065	CBS Corp., Class A	59,097
75,228	CBS Corp., Class B	4,123,247
15,801	Charter Communications, Inc.(b)	2,387,768
28,882	Chico’s FAS, Inc.	481,752
1,335	Chipotle Mexican Grill, Inc.(b)	947,636
28,988	Cinemark Holdings, Inc.	1,077,484
39,605	Coach, Inc.	1,472,910
391,842	Comcast Corp., Class A	20,824,443
86,552	Comcast Corp., Special Class A	4,578,601
28,824	Cooper Tire & Rubber Co.	1,002,787
64,781	CST Brands, Inc.	2,792,061
45,382	D.R. Horton, Inc.	1,112,767
51,577	Dana Holding Corp.	1,076,412
44,532	Darden Restaurants, Inc.	2,733,374
45,718	Delphi Automotive PLC (United Kingdom)	3,142,198
12,465	DeVry Education Group, Inc.	528,641
15,419	Dick’s Sporting Goods, Inc.	796,391
10,503	Dillard’s, Inc., Class A	1,193,141
103,900	DIRECTV(b)	8,860,592
14,579	Discovery Communications, Inc., Class A(b)	422,572
40	Discovery Communications, Inc., Class B(b)	1,123
16,069	Discovery Communications, Inc., Class C(b)	448,004
35,896	DISH Network Corp., Class A(b)	2,525,284
46,843	Dollar General Corp.(b)	3,141,292
31,767	Dollar Tree, Inc.(b)	2,258,634
13,430	Expedia, Inc.	1,154,040
27,511	Express, Inc.(b)	359,844
20,158	Family Dollar Stores, Inc.	1,534,024
36,103	Foot Locker, Inc.	1,921,402
1,353,844	Ford Motor Co.	19,915,045
5,881	Fossil Group, Inc.(b)	575,162
47,354	GameStop Corp., Class A(c)	1,669,228
68,808	Gannett Co., Inc.	2,133,736
52,264	Gap, Inc. (The)	2,152,754

23,446	Garmin Ltd.	$1,227,633
578,341	General Motors Co.	18,865,483
7,797	Genesco, Inc.(b)	557,096
37,289	Gentex Corp.	622,353
34,852	Genuine Parts Co.	3,239,145
10,981	GNC Holdings, Inc.	486,898
133,938	Goodyear Tire & Rubber Co. (The)	3,246,657
1,367	Graham Holdings Co., Class B	1,278,582
12,587	Group 1 Automotive, Inc.	1,011,869
26,296	Guess?, Inc.	493,839
50,518	H&R Block, Inc.	1,731,757
14,503	Hanesbrands, Inc.	1,615,344
30,870	Harley-Davidson, Inc.	1,904,679
6,932	Harman International Industries, Inc.	898,595
25,030	Hasbro, Inc.(c)	1,374,648
247,022	Home Depot, Inc. (The)	25,794,037
77,821	International Game Technology	1,316,731
91,263	Interpublic Group of Cos., Inc. (The)	1,819,784
15,211	ITT Educational Services, Inc.(b)(c)	110,584
564,825	J.C. Penney Co., Inc.(b)(c)	4,106,278
29,030	Jarden Corp.(b)	1,394,021
8,409	John Wiley & Sons, Inc., Class A	521,022
155,290	Johnson Controls, Inc.	7,216,326
79,167	Kohl’s Corp.	4,727,853
70,747	L Brands, Inc.	5,987,319
17,715	Lands’ End, Inc.(b)(c)	614,533
30,232	Las Vegas Sands Corp.	1,643,714
26,808	Lear Corp.	2,690,183
42,589	Leggett & Platt, Inc.	1,815,569
18,395	Lennar Corp., Class A	826,119
1,063	Lennar Corp., Class B	38,385
2,338	Liberty Broadband Corp., Class A(b)	103,971
4,694	Liberty Broadband Corp., Class C(b)	208,414
58,252	Liberty Global PLC, Class A (United Kingdom)(b)	2,721,533
295	Liberty Global PLC, Class B (United Kingdom)(b)	13,723
44,566	Liberty Global PLC, Class C (United Kingdom)(b)	2,031,764
121,319	Liberty Interactive Corp., Class A(b)	3,319,288
330	Liberty Interactive Corp., Class B(b)	9,649
9,396	Liberty Media Corp., Class A(b)	319,934
46	Liberty Media Corp., Class B(b)	1,824
18,730	Liberty Media Corp., Class C(b)	639,068
41,710	Live Nation Entertainment, Inc.(b)	991,447
30,012	LKQ Corp.(b)	774,610
245,468	Lowe’s Cos., Inc.	16,632,912
106,857	Macy’s, Inc.	6,826,025
29,635	Marriott International, Inc.	2,207,807
74,785	Mattel, Inc.	2,011,716
189,623	McDonald’s Corp.	17,528,750
11,403	Men’s Wearhouse, Inc. (The)	529,897
65,927	MGM Resorts International(b)	1,284,258
11,166	Mohawk Industries, Inc.(b)	1,842,837
65,968	Murphy USA, Inc.(b)	4,605,226
1,310	Netflix, Inc.(b)	578,758
54,890	Newell Rubbermaid, Inc.	2,023,794
126,623	News Corp., Class A(b)	1,885,416
38,335	News Corp., Class B(b)	553,557
64,444	NIKE, Inc., Class B	5,944,959
34,548	Nordstrom, Inc.	2,632,558
712	NVR, Inc.(b)	893,012
326,176	Office Depot, Inc.(b)	2,478,938
50,607	Omnicom Group, Inc.	3,684,190
11,048	O’Reilly Automotive, Inc.(b)	2,069,953
2,864	Panera Bread Co., Class A(b)	492,207
75,749	Penn National Gaming, Inc.(b)	1,133,963
17,291	Penske Automotive Group, Inc.	836,020
20,341	PetSmart, Inc.	1,661,961
5,427	Polaris Industries, Inc.	784,690
1,473	Priceline Group, Inc. (The)(b)	1,486,964
30,949	PulteGroup, Inc.	637,240
9,333	PVH Corp.	1,029,057

Schedule of Investments(a)

310,696	RadioShack Corp.(b)(c)	$86,094
8,180	Ralph Lauren Corp., Class A	1,365,160
38,086	Regal Entertainment Group, Class A(c)	805,900
45,280	Rent-A-Center, Inc.	1,552,198
27,425	Ross Stores, Inc.	2,515,147
36,938	Royal Caribbean Cruises Ltd.	2,790,666
23,023	Sally Beauty Holdings, Inc.(b)	715,555
7,844	Scripps Networks Interactive, Inc., Class A	557,630
59,284	Sears Holdings Corp.(b)(c)	1,887,603
18,368	SeaWorld Entertainment, Inc.	321,624
44,655	Service Corp. International	1,010,543
11,749	Signet Jewelers Ltd.	1,422,921
192,331	Sirius XM Holdings, Inc.(b)	682,775
12,533	Six Flags Entertainment Corp.	538,418
28,873	Sonic Automotive, Inc., Class A	711,142
393,670	Staples, Inc.	6,712,073
48,337	Starbucks Corp.	4,230,938
23,695	Starwood Hotels & Resorts Worldwide, Inc.	1,705,329
268,386	Target Corp.	19,755,893
19,451	Tenneco, Inc.(b)	1,000,170
8,989	Thor Industries, Inc.	506,530
15,326	Tiffany & Co.	1,327,845
58,809	Time Warner Cable, Inc.	8,005,669
212,347	Time Warner, Inc.	16,548,202
26,415	Time, Inc.	661,432
83,043	TJX Cos., Inc. (The)	5,475,855
19,310	Toll Brothers, Inc.(b)	668,512
8,675	Tractor Supply Co.	704,150
42,343	TRW Automotive Holdings Corp.(b)	4,368,527
8,530	Tupperware Brands Corp.	576,713
217,315	Twenty-First Century Fox, Inc., Class A	7,206,165
63,161	Twenty-First Century Fox, Inc., Class B	2,011,678
17,815	Urban Outfitters, Inc.(b)	621,031
43,479	VF Corp.	3,016,138
1,264	Viacom, Inc., Class A	81,958
52,139	Viacom, Inc., Class B	3,358,794
19,078	Visteon Corp.(b)	1,849,612
212,180	Walt Disney Co. (The)	19,299,893
64,111	Wendy’s Co. (The)	675,730
25,750	Whirlpool Corp.	5,126,310
13,536	Williams-Sonoma, Inc.	1,059,192
21,126	Wyndham Worldwide Corp.	1,770,148
11,636	Wynn Resorts Ltd.	1,721,546
60,028	Yum! Brands, Inc.	4,338,824

		481,176,871

	Consumer Staples - 10.4%
490,852	Altria Group, Inc.	26,064,241
10,009	Andersons, Inc. (The)	450,205
318,523	Archer-Daniels-Midland Co.	14,852,727
207,137	Avon Products, Inc.	1,603,240
7,659	Brown-Forman Corp., Class A	679,506
16,939	Brown-Forman Corp., Class B	1,505,369
94,710	Bunge Ltd.	8,479,386
39,627	Campbell Soup Co.	1,812,539
12,739	Casey’s General Stores, Inc.	1,163,071
16,344	Church & Dwight Co., Inc.	1,322,556
24,843	Clorox Co. (The)	2,650,997
738,342	Coca-Cola Co. (The)	30,397,540
55,029	Coca-Cola Enterprises, Inc.	2,316,721
127,976	Colgate-Palmolive Co.	8,640,940
146,784	ConAgra Foods, Inc.	5,200,557
14,528	Constellation Brands, Inc., Class A(b)	1,604,618
100	Constellation Brands, Inc., Class B(b)	10,897
108,050	Costco Wholesale Corp.	15,450,070
299,356	CVS Health Corp.	29,384,785
24,481	Darling Ingredients, Inc.(b)	415,687
137,876	Dean Foods Co.	2,498,313
41,483	Dr Pepper Snapple Group, Inc.	3,205,391
16,192	Energizer Holdings, Inc.	2,072,738
20,375	Estee Lauder Cos., Inc. (The), Class A	1,438,271
31,836	Flowers Foods, Inc.	622,712
139,960	General Mills, Inc.	7,345,101

13,436	Herbalife Ltd.(c)	$409,529
16,174	Hershey Co. (The)	1,653,145
21,369	Hormel Foods Corp.	1,094,520
19,296	Ingredion, Inc.	1,556,029
25,768	J.M. Smucker Co. (The)	2,657,969
54,382	Kellogg Co.	3,566,372
6,485	Keurig Green Mountain, Inc.	794,802
76,826	Kimberly-Clark Corp.	8,294,135
77,792	Kraft Foods Group, Inc.	5,082,929
274,348	Kroger Co. (The)	18,943,729
82,555	Lorillard, Inc.	5,416,434
1,247	McCormick & Co., Inc.	86,654
19,173	McCormick & Co., Inc., NVTG	1,368,760
16,492	Mead Johnson Nutrition Co.	1,624,297
32,453	Molson Coors Brewing Co., Class B	2,464,156
557,379	Mondelez International, Inc.	19,642,036
319,392	PepsiCo, Inc.	29,952,582
332,267	Philip Morris International, Inc.	26,661,104
589,027	Procter & Gamble Co. (The)	49,649,086
85,158	Reynolds American, Inc.	5,786,486
395,099	Rite Aid Corp.(b)	2,757,791
534,898	SUPERVALU, Inc.(b)	5,209,907
213,313	Sysco Corp.	8,355,470
8,615	TreeHouse Foods, Inc.(b)	781,381
95,463	Tyson Foods, Inc., Class A	3,726,876
9,914	United Natural Foods, Inc.(b)	766,154
12,532	Universal Corp.(c)	503,285
188,790	Walgreens Boots Alliance, Inc.	13,923,263
587,327	Wal-Mart Stores, Inc.	49,911,048
17,348	WhiteWave Foods Co. (The)(b)	571,964
34,666	Whole Foods Market, Inc.	1,805,925

		446,205,996

	Energy - 10.4%
376,915	Alpha Natural Resources, Inc.(b)(c)	391,992
97,492	Anadarko Petroleum Corp.	7,969,971
120,252	Apache Corp.	7,524,168
311,787	Arch Coal, Inc.(c)	289,120
13,905	Atwood Oceanics, Inc.	397,405
98,525	Baker Hughes, Inc.	5,713,465
22,993	Bill Barrett Corp.(b)	234,529
20,040	Cabot Oil & Gas Corp.	531,060
76,426	California Resources Corp.(b)	391,301
42,645	Cameron International Corp.(b)	1,909,643
220,282	Chesapeake Energy Corp.	4,225,009
736,456	Chevron Corp.	75,508,834
10,535	Cimarex Energy Co.	1,087,212
32,097	Cloud Peak Energy, Inc.(b)	217,939
10,396	Concho Resources, Inc.(b)	1,152,397
638,400	ConocoPhillips	40,206,432
50,129	CONSOL Energy, Inc.	1,451,234
84,309	Cosan Ltd., Class A (Brazil)	581,732
16,290	Delek US Holdings, Inc.	502,546
113,064	Denbury Resources, Inc.	780,142
125,106	Devon Energy Corp.	7,540,139
47,370	Diamond Offshore Drilling, Inc.(c)	1,493,576
14,494	Dresser-Rand Group, Inc.(b)	1,160,679
13,348	Energen Corp.	846,530
60,043	Ensco PLC, Class A	1,683,606
57,044	EOG Resources, Inc.	5,078,627
14,838	EQT Corp.	1,104,541
24,110	Exterran Holdings, Inc.	653,622
1,308,544	Exxon Mobil Corp.	114,392,916
28,358	FMC Technologies, Inc.(b)	1,062,858
167,017	Frontline Ltd. (Norway)(b)(c)	385,809
143,882	Halliburton Co.	5,753,841
27,079	Helix Energy Solutions Group, Inc.(b)	508,273
13,509	Helmerich & Payne, Inc.	804,596
112,292	Hess Corp.	7,578,587
67,384	HollyFrontier Corp.	2,420,433
71,579	Key Energy Services, Inc.(b)	120,253
135,201	Kinder Morgan, Inc.	5,550,001
350,590	Marathon Oil Corp.	9,325,694
111,747	Marathon Petroleum Corp.	10,346,655

Schedule of Investments(a)

134,023	McDermott International, Inc.(b)	$301,552
99,782	Murphy Oil Corp.	4,481,210
126,031	Nabors Industries Ltd.	1,450,617
90,034	National Oilwell Varco, Inc.	4,900,551
61,059	Newfield Exploration Co.(b)	1,818,337
90,582	Noble Corp. PLC	1,469,240
41,043	Noble Energy, Inc.	1,959,393
191,592	Occidental Petroleum Corp.	15,327,360
10,798	Oceaneering International, Inc.	565,383
13,285	Oil States International, Inc.(b)	545,615
49,364	ONEOK, Inc.	2,173,497
30,192	Paragon Offshore PLC(c)	63,101
35,849	Patterson-UTI Energy, Inc.	615,169
21,277	PBF Energy, Inc., Class A	597,884
153,699	Peabody Energy Corp.(c)	957,545
247,512	Phillips 66	17,405,044
8,474	Pioneer Natural Resources Co.	1,275,591
42,579	QEP Resources, Inc.	860,947
9,702	Range Resources Corp.	448,911
34,036	Rowan Cos. PLC	718,840
130,624	SandRidge Energy, Inc.(b)(c)	184,180
183,980	Schlumberger Ltd.	15,158,112
9,616	SEACOR Holdings, Inc.(b)	691,871
15,611	Seventy Seven Energy, Inc.(b)	61,663
8,578	SM Energy Co.	324,420
42,660	Southwestern Energy Co.(b)	1,057,541
144,461	Spectra Energy Corp.	4,830,776
46,400	Superior Energy Services, Inc.	928,000
7,542	Targa Resources Corp.	654,872
11,632	Teekay Corp. (Bermuda)	492,382
69,193	Tesoro Corp.	5,655,144
15,766	Tidewater, Inc.	461,313
15,184	Unit Corp.(b)	452,179
309,145	Valero Energy Corp.	16,347,588
302,015	Weatherford International PLC(b)	3,119,815
21,055	Western Refining, Inc.	781,772
21,993	Whiting Petroleum Corp.(b)	660,230
111,731	Williams Cos., Inc. (The)	4,900,522
49,813	World Fuel Services Corp.	2,439,343
136,913	WPX Energy, Inc.(b)	1,459,492

		447,474,369

	Financials - 20.4%
89,134	ACE Ltd.	9,622,907
4,513	Affiliated Managers Group, Inc.(b)	927,512
122,541	Aflac, Inc.	6,994,640
13,397	Alexandria Real Estate Equities, Inc. REIT	1,306,475
3,331	Alleghany Corp.(b)	1,472,602
33,586	Allied World Assurance Co. Holdings AG	1,298,771
155,865	Allstate Corp. (The)	10,877,818
20,563	American Campus Communities, Inc. REIT	903,949
116,347	American Capital Agency Corp. REIT	2,507,278
27,566	American Capital Mortgage Investment Corp. REIT	513,830
23,168	American Equity Investment Life Holding Co.	591,016
136,003	American Express Co.	10,974,082
28,133	American Financial Group, Inc.	1,632,839
432,368	American International Group, Inc.	21,129,824
20,027	American Tower Corp. REIT	1,941,618
32,190	Ameriprise Financial, Inc.	4,021,819
655,819	Annaly Capital Management, Inc. REIT	6,925,449
41,071	Aon PLC	3,698,443
33,998	Apartment Investment & Management Co. REIT	1,355,160
30,199	Arch Capital Group Ltd.(b)	1,750,636
24,541	Arthur J. Gallagher & Co.	1,090,357
25,740	Aspen Insurance Holdings Ltd.	1,115,057
54,239	Associated Banc-Corp.	911,758
35,584	Assurant, Inc.	2,259,940
44,010	Assured Guaranty Ltd.	1,074,724
37,660	Astoria Financial Corp.	460,582
17,257	AvalonBay Communities, Inc. REIT	2,985,288

39,860	Axis Capital Holdings Ltd.	$2,028,874
20,713	BancorpSouth, Inc.	411,153
4,370,961	Bank of America Corp.	66,220,059
11,526	Bank of Hawaii Corp.	650,758
336,126	Bank of New York Mellon Corp. (The)	12,100,536
15,426	BankUnited, Inc.	426,683
216,314	BB&T Corp.	7,633,721
441,699	Berkshire Hathaway, Inc., Class B(b)	63,564,903
38,892	BioMed Realty Trust, Inc. REIT	950,909
21,250	BlackRock, Inc.	7,235,837
21,033	Boston Properties, Inc. REIT	2,919,380
51,699	Brandywine Realty Trust REIT	858,720
20,112	Brown & Brown, Inc.	620,455
16,430	Camden Property Trust REIT	1,265,931
162,763	Capital One Financial Corp.	11,915,879
64,981	Capitol Federal Financial, Inc.	809,663
46,524	Capstead Mortgage Corp. REIT	559,218
45,410	CBL & Associates Properties, Inc. REIT	936,354
41,796	CBRE Group, Inc.(b)	1,351,683
115,940	Charles Schwab Corp. (The)	3,012,121
76,995	Chubb Corp. (The)	7,537,810
44,248	Cincinnati Financial Corp.	2,234,966
45,480	CIT Group, Inc.	1,992,934
1,082,569	Citigroup, Inc.	50,826,614
9,650	City National Corp.	836,558
78,800	CME Group, Inc., Class A	6,721,640
75,674	CNO Financial Group, Inc.	1,174,460
43,004	Columbia Property Trust, Inc. REIT	1,052,308
48,813	Comerica, Inc.	2,025,739
23,710	Commerce Bancshares, Inc.	948,400
23,594	Corporate Office Properties Trust REIT	707,820
18,780	Corrections Corp. of America REIT	738,430
20,216	Crown Castle International Corp. REIT	1,748,886
11,733	Cullen/Frost Bankers, Inc.	730,966
86,684	CYS Investments, Inc. REIT	766,286
16,767	DCT Industrial Trust, Inc. REIT	633,122
49,961	DDR Corp. REIT	979,236
43,455	DiamondRock Hospitality Co. REIT	631,401
26,279	Digital Realty Trust, Inc. REIT	1,916,790
79,106	Discover Financial Services	4,301,784
24,404	Douglas Emmett, Inc. REIT	695,026
74,367	Duke Realty Corp. REIT	1,623,432
89,361	E*TRADE Financial Corp.(b)	2,059,771
19,788	East West Bancorp, Inc.	715,930
18,270	Eaton Vance Corp., NVTG	735,367
15,259	Endurance Specialty Holdings Ltd.	932,630
10,883	EPR Properties REIT	708,048
39,642	Equity Commonwealth REIT	1,044,567
55,964	Equity Residential REIT	4,343,366
5,209	Essex Property Trust, Inc. REIT	1,177,494
13,941	Everest Re Group Ltd.	2,389,209
44,722	F.N.B. Corp.	536,664
8,698	Federal Realty Investment Trust REIT	1,250,511
35,109	Federated Investors, Inc., Class B	1,109,795
232,557	Fifth Third Bancorp	4,023,236
37,532	First American Financial Corp.	1,276,839
68,141	First Horizon National Corp.	885,152
144,781	First Niagara Financial Group, Inc.	1,175,622
14,648	First Republic Bank	745,876
34,107	FirstMerit Corp.	558,843
58,982	FNF Group	2,070,268
19,604	FNFV Group(b)	243,090
57,308	Franklin Resources, Inc.	2,953,081
60,345	Fulton Financial Corp.	672,847
87,557	General Growth Properties, Inc. REIT	2,642,470
258,167	Genworth Financial, Inc.(b)	1,802,006
134,643	Goldman Sachs Group, Inc. (The)	23,213,800
20,509	Hancock Holding Co.	535,490
16,252	Hanover Insurance Group, Inc. (The)	1,121,388
228,284	Hartford Financial Services Group, Inc. (The)	8,880,248
46,752	Hatteras Financial Corp. REIT	849,951
27,520	HCC Insurance Holdings, Inc.	1,467,917

Schedule of Investments(a)

94,085	HCP, Inc. REIT	$4,449,280
46,260	Health Care REIT, Inc. REIT	3,791,007
22,011	Healthcare Realty Trust, Inc. REIT	662,311
19,232	Highwoods Properties, Inc. REIT	903,904
12,579	Home Properties, Inc. REIT	886,819
55,196	Hospitality Properties Trust REIT	1,798,838
114,277	Host Hotels & Resorts, Inc. REIT	2,615,800
198,641	Hudson City Bancorp, Inc.	1,781,810
220,596	Huntington Bancshares, Inc.	2,210,372
32,401	Interactive Brokers Group, Inc., Class A	992,443
5,778	IntercontinentalExchange, Inc.	1,188,708
80,773	Invesco Ltd.(d)	2,966,792
47,820	Invesco Mortgage Capital, Inc. REIT(d)	733,559
42,714	Iron Mountain, Inc. REIT	1,701,726
45,458	Janus Capital Group, Inc.	797,333
6,749	Jones Lang LaSalle, Inc.	992,643
1,280,310	JPMorgan Chase & Co.	69,623,258
18,164	Kemper Corp.	634,105
289,815	KeyCorp	3,764,697
11,575	Kilroy Realty Corp. REIT	858,286
82,665	Kimco Realty Corp. REIT	2,285,687
11,342	Lamar Advertising Co., Class A REIT	635,379
16,747	LaSalle Hotel Properties REIT	677,584
28,947	Legg Mason, Inc.	1,604,822
50,864	Leucadia National Corp.	1,153,087
52,353	Lexington Realty Trust REIT	597,348
34,666	Liberty Property Trust REIT	1,397,040
79,718	Lincoln National Corp.	3,984,306
115,606	Loews Corp.	4,423,085
12,073	LPL Financial Holdings, Inc.	496,804
29,086	M&T Bank Corp.	3,291,372
25,169	Macerich Co. (The) REIT	2,164,786
45,825	Mack-Cali Realty Corp. REIT	894,046
1,950	Markel Corp.(b)	1,332,552
92,134	Marsh & McLennan Cos., Inc.	4,954,045
38,781	McGraw Hill Financial, Inc.	3,468,573
11,971	Mercury General Corp.	684,143
310,247	MetLife, Inc.	14,426,485
140,409	MFA Financial, Inc. REIT	1,100,807
8,813	Mid-America Apartment Communities, Inc. REIT	699,047
15,113	Moody’s Corp.	1,380,270
409,146	Morgan Stanley	13,833,226
13,655	MSCI, Inc.	734,912
32,126	NASDAQ OMX Group, Inc. (The)	1,464,946
18,582	National Retail Properties, Inc. REIT	796,053
116,132	Navient Corp.	2,292,446
172,275	New York Community Bancorp, Inc.	2,661,649
51,745	Northern Trust Corp.	3,383,088
12,711	Ocwen Financial Corp.(b)(c)	77,791
89,469	Old Republic International Corp.	1,256,145
16,263	OMEGA Healthcare Investors, Inc. REIT(c)	713,295
22,885	PartnerRe Ltd.	2,618,044
129,210	People’s United Financial, Inc.	1,817,985
58,700	PHH Corp.(b)	1,463,978
68,960	Piedmont Office Realty Trust, Inc. REIT	1,346,789
9,410	Platinum Underwriters Holdings Ltd.	694,740
35,744	Plum Creek Timber Co., Inc. REIT	1,591,323
147,707	PNC Financial Services Group, Inc. (The)	12,487,150
46,469	Popular, Inc.(b)	1,432,639
14,331	Primerica, Inc.	711,391
77,650	Principal Financial Group, Inc.	3,644,114
15,580	ProAssurance Corp.	691,285
174,783	Progressive Corp. (The)	4,535,619
79,734	Prologis, Inc. REIT	3,599,193
8,849	Prosperity Bancshares, Inc.	405,196
161,327	Prudential Financial, Inc.	12,241,493
16,349	Public Storage REIT	3,283,533
19,083	Raymond James Financial, Inc.	1,004,147
26,211	Rayonier, Inc. REIT	769,293
17,573	Realogy Holdings Corp.(b)	817,144
18,243	Realty Income Corp. REIT	990,777
17,510	Regency Centers Corp. REIT	1,200,486

467,590	Regions Financial Corp.	$4,068,033
30,436	Reinsurance Group of America, Inc.	2,520,405
10,777	RenaissanceRe Holdings Ltd.	1,030,604
47,920	Retail Properties of America, Inc. REIT	847,705
11,916	RLI Corp.	558,980
21,608	RLJ Lodging Trust REIT	736,185
43,952	Senior Housing Properties Trust REIT	1,023,642
4,408	Signature Bank(b)	516,309
32,560	Simon Property Group, Inc. REIT	6,468,370
14,383	SL Green Realty Corp. REIT	1,812,258
113,563	SLM Corp.	1,034,559
14,294	StanCorp Financial Group, Inc.	886,800
28,934	Starwood Property Trust, Inc. REIT	692,391
93,778	State Street Corp.	6,706,065
10,407	Stifel Financial Corp.(b)	490,690
187,616	SunTrust Banks, Inc.	7,208,207
63,749	Susquehanna Bancshares, Inc.	803,875
5,601	SVB Financial Group(b)	632,353
46,695	Symetra Financial Corp.	948,375
38,482	Synovus Financial Corp.	991,681
30,993	T. Rowe Price Group, Inc.	2,439,769
7,661	Taubman Centers, Inc. REIT	627,819
48,281	TCF Financial Corp.	709,731
19,698	TD Ameritrade Holding Corp.	638,018
33,129	Torchmark Corp.	1,658,769
159,156	Travelers Cos., Inc. (The)	16,364,420
21,945	Trustmark Corp.	468,745
68,692	Two Harbors Investment Corp. REIT	708,901
401,313	U.S. Bancorp	16,819,028
49,535	UDR, Inc. REIT	1,647,534
96,682	Unum Group	3,002,943
16,667	Urban Edge Properties REIT(b)	395,675
28,372	Validus Holdings Ltd.	1,124,950
80,927	Valley National Bancorp	734,817
53,181	Ventas, Inc. REIT	4,244,376
33,335	Vornado Realty Trust REIT	3,681,517
44,490	Voya Financial, Inc.	1,735,555
37,127	W.R. Berkley Corp.	1,818,852
8,765	Waddell & Reed Financial, Inc.	391,883
21,294	Washington REIT	611,351
27,446	Washington Federal, Inc.	545,078
20,166	Webster Financial Corp.	615,668
24,642	Weingarten Realty Investors REIT	923,582
1,296,742	Wells Fargo & Co.	67,326,845
292,158	Weyerhaeuser Co. REIT	10,473,864
1,338	White Mountains Insurance Group Ltd.	862,448
36,963	Willis Group Holdings PLC	1,600,498
16,257	WP GLIMCHER, Inc. REIT	287,424
101,047	XL Group PLC (Ireland)	3,485,111
55,132	Zions Bancorporation	1,320,963

		875,571,745

	Health Care - 11.4%
536,564	Abbott Laboratories	24,016,605
147,185	AbbVie, Inc.	8,882,615
8,123	Actavis PLC(b)	2,165,104
95,827	Aetna, Inc.	8,798,835
32,931	Agilent Technologies, Inc.	1,243,804
20,471	Alere, Inc.(b)	832,965
3,429	Alexion Pharmaceuticals, Inc.(b)	628,330
18,780	Allergan, Inc.	4,117,703
121,815	AmerisourceBergen Corp.	11,578,516
71,041	Amgen, Inc.	10,816,703
141,026	Anthem, Inc.	19,032,869
96,429	Baxter International, Inc.	6,779,923
31,917	Becton, Dickinson and Co.	4,407,099
9,909	Biogen Idec, Inc.(b)	3,856,186
4,555	Bio-Rad Laboratories, Inc., Class A(b)	521,411
91	Bio-Rad Laboratories, Inc., Class B(b)	10,920
279,071	Boston Scientific Corp.(b)	4,133,041
285,192	Bristol-Myers Squibb Co.	17,188,522
8,669	C.R. Bard, Inc.	1,482,659
168,547	Cardinal Health, Inc.	14,021,425
48,877	CareFusion Corp.(b)	2,898,406

Schedule of Investments(a)

30,925	Celgene Corp.(b)	$3,685,023
14,398	Centene Corp.(b)	1,571,686
17,464	Cerner Corp.(b)	1,158,736
58,658	Cigna Corp.	6,266,434
56,559	Community Health Systems, Inc.(b)	2,662,232
4,665	Cooper Cos., Inc. (The)	735,437
6,953	Covance, Inc.(b)	738,478
37,375	DaVita HealthCare Partners, Inc.(b)	2,805,367
20,028	DENTSPLY International, Inc.	1,001,901
10,508	Edwards Lifesciences Corp.(b)	1,317,178
248,313	Eli Lilly & Co.	17,878,536
11,210	Endo International PLC(b)	892,428
161,358	Express Scripts Holding Co.(b)	13,023,204
67,830	Gilead Sciences, Inc.(b)	7,110,619
9,555	Halyard Health, Inc.(b)	425,866
208,926	HCA Holdings, Inc.(b)	14,791,961
65,175	Health Net, Inc.(b)	3,530,530
19,170	HealthSouth Corp.	845,397
15,841	Henry Schein, Inc.(b)	2,187,167
57,377	Hologic, Inc.(b)	1,742,253
37,928	Hospira, Inc.(b)	2,405,773
50,658	Humana, Inc.	7,418,358
2,945	Illumina, Inc.(b)	574,835
3,045	Intuitive Surgical, Inc.(b)	1,505,692
519,566	Johnson & Johnson	52,029,339
52,004	Kindred Healthcare, Inc.	959,994
21,735	Laboratory Corp. of America Holdings(b)	2,494,743
20,293	LifePoint Hospitals, Inc.(b)	1,323,915
11,767	Magellan Health, Inc.(b)	707,432
12,873	Mallinckrodt PLC(b)	1,364,409
77,656	McKesson Corp.	16,513,548
13,394	MEDNAX, Inc.(b)	909,319
186,918	Medtronic PLC	13,345,945
602,380	Merck & Co., Inc.	36,311,466
2,511	Mettler-Toledo International, Inc.(b)	763,218
13,657	Molina Healthcare, Inc.(b)	695,278
46,215	Mylan, Inc.(b)	2,456,327
25,152	Omnicare, Inc.	1,885,897
31,765	Owens & Minor, Inc.	1,087,316
17,126	Patterson Cos., Inc.	857,841
56,268	PDL BioPharma, Inc.(c)	410,194
15,901	PerkinElmer, Inc.	726,835
4,808	Perrigo Co. PLC	729,566
1,733,698	Pfizer, Inc.	54,178,062
44,865	Quest Diagnostics, Inc.	3,188,556
14,246	ResMed, Inc.(c)	889,948
34,017	St. Jude Medical, Inc.	2,240,700
13,258	STERIS Corp.	864,687
35,608	Stryker Corp.	3,242,108
7,860	Teleflex, Inc.	861,142
42,147	Tenet Healthcare Corp.(b)	1,781,975
36,747	Thermo Fisher Scientific, Inc.	4,601,092
257,226	UnitedHealth Group, Inc.	27,330,262
14,996	Universal Health Services, Inc., Class B	1,537,540
12,522	Varian Medical Systems, Inc.(b)	1,159,036
16,788	VCA, Inc.(b)	874,655
7,427	Waters Corp.(b)	884,184
19,109	WellCare Health Plans, Inc.(b)	1,392,091
23,056	Zimmer Holdings, Inc.	2,584,578
67,245	Zoetis, Inc.	2,873,379

		489,745,309

	Industrials - 10.8%
108,953	3M Co.	17,683,072
22,465	ABM Industries, Inc.	648,565
60,015	ADT Corp. (The)(c)	2,064,516
47,241	AECOM(b)	1,200,866
16,411	AerCap Holdings NV (Netherlands)(b)	648,727
42,391	AGCO Corp.	1,837,226
16,345	Air Lease Corp.	571,094
28,476	Alaska Air Group, Inc.	1,932,666
15,225	Allegion PLC	822,302
7,624	Alliant Techsystems, Inc.	993,483
24,237	American Airlines Group, Inc.	1,189,552

20,290	AMETEK, Inc.	$971,891
24,631	Armstrong World Industries, Inc.(b)	1,248,792
51,796	Avis Budget Group, Inc.(b)	2,968,429
12,348	B/E Aerospace, Inc.(b)	720,259
16,709	Babcock & Wilcox Co. (The)	454,986
108,270	Boeing Co. (The)	15,739,210
20,733	Brink’s Co. (The)	464,627
39,610	C.H. Robinson Worldwide, Inc.	2,821,024
10,438	Carlisle Cos., Inc.	936,080
159,204	Caterpillar, Inc.	12,731,544
10,772	Chicago Bridge & Iron Co. NV(c)	371,742
19,354	Cintas Corp.	1,523,160
26,396	Civeo Corp.	77,340
10,809	Clean Harbors, Inc.(b)	511,482
7,928	Colfax Corp.(b)	359,218
22,247	Con-way, Inc.	911,460
4,592	Copa Holdings SA, Class A (Panama)	493,686
39,181	Covanta Holding Corp.	800,860
8,864	Crane Co.	540,261
218,938	CSX Corp.	7,290,635
27,435	Cummins, Inc.	3,826,085
8,630	Curtiss-Wright Corp.	574,154
63,205	Danaher Corp.	5,206,828
87,931	Deere & Co.	7,490,842
189,496	Delta Air Lines, Inc.	8,965,056
11,932	Deluxe Corp.	774,745
14,869	Donaldson Co., Inc.	543,611
37,874	Dover Corp.	2,652,695
198,972	DryShips, Inc. (Greece)(b)(c)	185,044
7,494	Dun & Bradstreet Corp. (The)	862,634
78,850	Eaton Corp. PLC	4,974,647
19,465	EMCOR Group, Inc.	785,607
155,414	Emerson Electric Co.	8,849,273
9,451	EnerSys	551,749
14,438	Equifax, Inc.	1,219,433
6,570	Esterline Technologies Corp.(b)	736,431
63,432	Exelis, Inc.	1,085,322
35,262	Expeditors International of Washington, Inc.	1,540,244
26,823	Fastenal Co.	1,190,941
64,939	FedEx Corp.	10,981,834
16,191	Flowserve Corp.	882,248
44,989	Fluor Corp.	2,410,961
24,180	Fortune Brands Home & Security, Inc.	1,083,022
20,337	FTI Consulting, Inc.(b)	827,106
9,820	GATX Corp.	561,213
11,724	Generac Holdings, Inc.(b)	512,808
38,200	General Cable Corp.	437,008
81,627	General Dynamics Corp.	10,873,533
2,919,138	General Electric Co.	69,738,207
5,099	Genesee & Wyoming, Inc., Class A(b)	420,413
59,035	GrafTech International Ltd.(b)	214,297
37,592	Harsco Corp.	554,858
136,772	Hertz Global Holdings, Inc.(b)	2,806,561
11,630	Hexcel Corp.	514,395
117,044	Honeywell International, Inc.	11,442,221
550	Hubbell, Inc., Class A	59,702
7,813	Hubbell, Inc., Class B	828,491
9,831	Huntington Ingalls Industries, Inc.	1,146,295
9,830	IDEX Corp.	711,200
5,576	IHS, Inc.(b)	641,965
78,187	Illinois Tool Works, Inc.	7,278,428
64,123	Ingersoll-Rand PLC	4,257,767
35,799	ITT Corp.	1,281,962
11,571	J.B. Hunt Transport Services, Inc.	921,167
41,826	Jacobs Engineering Group, Inc.(b)	1,593,571
140,883	JetBlue Airways Corp.(b)	2,365,426
26,217	Joy Global, Inc.	1,099,541
11,376	Kansas City Southern	1,252,384
21,374	KAR Auction Services, Inc.	729,067
55,601	KBR, Inc.	919,085
17,732	Kennametal, Inc.	557,139
7,651	Kirby Corp.(b)	554,621

Schedule of Investments(a)

6,159	KLX, Inc.(b)	$242,110
32,224	L-3 Communications Holdings, Inc.	3,967,419
5,740	Lennox International, Inc.	564,299
8,027	Lincoln Electric Holdings, Inc.	545,114
66,431	Lockheed Martin Corp.	12,513,607
21,990	Manitowoc Co., Inc. (The)	411,213
36,194	Manpowergroup, Inc.	2,637,819
76,931	Masco Corp.	1,910,966
48,657	Meritor, Inc.(b)	622,810
8,849	Moog, Inc., Class A(b)	622,085
118	Moog, Inc., Class B(b)	8,287
43,146	MRC Global, Inc.(b)	466,408
7,062	MSC Industrial Direct Co., Inc., Class A	530,144
52,360	Navistar International Corp.(b)	1,540,431
36,866	Nielsen NV	1,605,883
69,994	Norfolk Southern Corp.	7,137,288
65,688	Northrop Grumman Corp.	10,309,732
22,669	NOW, Inc.(b)(c)	565,592
11,333	Old Dominion Freight Line, Inc.(b)	794,670
22,621	Oshkosh Corp.	969,310
34,213	Owens Corning	1,370,231
67,517	PACCAR, Inc.	4,058,447
11,670	Pall Corp.	1,129,189
28,067	Parker Hannifin Corp.	3,268,683
21,219	Pentair PLC (United Kingdom)	1,311,546
94,000	Pitney Bowes, Inc.	2,254,120
12,144	Precision Castparts Corp.	2,430,014
37,054	Quanta Services, Inc.(b)	981,190
134,673	R.R. Donnelley & Sons Co.	2,218,064
74,083	Raytheon Co.	7,412,004
9,878	Regal-Beloit Corp.	680,100
18,787	Republic Airways Holdings, Inc.(b)	258,509
95,553	Republic Services, Inc.	3,791,543
21,219	Robert Half International, Inc.	1,231,975
17,009	Rockwell Automation, Inc.	1,852,620
21,250	Rockwell Collins, Inc.	1,819,425
9,492	Roper Industries, Inc.	1,464,995
22,942	Ryder System, Inc.	1,899,368
14,928	Sensata Technologies Holding NV(b)	736,249
12,906	SkyWest, Inc.	161,970
9,150	Snap-on, Inc.	1,214,296
137,924	Southwest Airlines Co.	6,231,406
35,752	Spirit Aerosystems Holdings, Inc., Class A(b)	1,610,270
11,750	SPX Corp.	981,947
31,345	Stanley Black & Decker, Inc.	2,935,459
41,836	Steelcase, Inc., Class A	706,192
6,572	Stericycle, Inc.(b)	862,838
6,591	Teledyne Technologies, Inc.(b)	626,409
30,185	Terex Corp.	678,559
65,598	Textron, Inc.	2,791,851
18,736	Timken Co. (The)	712,155
7,367	Towers Watson & Co.	872,990
4,250	TransDigm Group, Inc.	873,503
23,460	Trinity Industries, Inc.	620,986
12,302	Triumph Group, Inc.	701,952
27,937	Tutor Perini Corp.(b)	606,512
114,831	Tyco International PLC	4,686,253
122,202	Union Pacific Corp.	14,323,296
118,673	United Continental Holdings, Inc.(b)	8,232,346
130,067	United Parcel Service, Inc., Class B	12,855,822
14,647	United Rentals, Inc.(b)	1,213,504
17,380	United Stationers, Inc.	700,588
165,149	United Technologies Corp.	18,955,802
38,991	UTi Worldwide, Inc.(b)	462,823
4,023	Valmont Industries, Inc.	483,243
3,565	Vectrus, Inc.(b)	99,250
2,573	Veritiv Corp.(b)	130,889
8,013	W.W. Grainger, Inc.	1,889,786
4,977	WABCO Holdings, Inc.(b)	473,661
15,428	Waste Connections, Inc.	666,798
150,412	Waste Management, Inc.	7,735,689
6,457	Watsco, Inc.	702,909

67	Watsco, Inc., Class B	$7,283
20,193	Werner Enterprises, Inc.	576,106
12,586	WESCO International, Inc.(b)	840,241
25,119	Xylem, Inc.	856,558
27,353	YRC Worldwide, Inc.(b)	433,819

		461,652,012

	Information Technology - 12.1%
82,630	Accenture PLC, Class A	6,943,399
144,796	Activision Blizzard, Inc.	3,025,512
39,418	Adobe Systems, Inc.(b)	2,764,384
225,853	Advanced Micro Devices, Inc.(b)(c)	580,442
13,430	Akamai Technologies, Inc.(b)	781,022
3,662	Alliance Data Systems Corp.(b)	1,057,696
35,022	Altera Corp.	1,153,099
24,066	Amdocs Ltd.	1,159,500
93,289	Amkor Technology, Inc.(b)	592,385
26,944	Amphenol Corp.	1,447,162
45,700	Analog Devices, Inc.	2,381,199
8,623	Anixter International, Inc.(b)	649,829
7,431	ANSYS, Inc.(b)	599,459
38,761	AOL, Inc.(b)	1,676,413
550,023	Apple, Inc.	64,440,695
207,870	Applied Materials, Inc.	4,747,751
64,670	Arrow Electronics, Inc.(b)	3,559,437
17,486	Autodesk, Inc.(b)	944,331
71,165	Automatic Data Processing, Inc.	5,873,247
17,109	Avago Technologies Ltd. (Singapore)	1,760,174
92,584	Avnet, Inc.	3,853,346
24,476	Benchmark Electronics, Inc.(b)	593,054
28,199	Blackhawk Network Holdings, Inc., Class B(b)	933,669
40,708	Booz Allen Hamilton Holding Corp., Class A	1,185,010
77,787	Broadcom Corp., Class A	3,300,891
20,436	Broadridge Financial Solutions, Inc.	980,724
82,793	Brocade Communications Systems, Inc.	920,658
65,188	CA, Inc.	1,975,196
9,777	CACI International, Inc.(b)	827,036
23,457	CDK Global, Inc.	1,059,318
13,590	Check Point Software Technologies Ltd. (Israel)(b)	1,048,740
856,435	Cisco Systems, Inc.	22,579,909
19,549	Citrix Systems, Inc.(b)	1,158,474
43,375	Cognizant Technology Solutions Corp.(b)	2,347,889
52,674	Computer Sciences Corp.	3,196,258
25,513	Convergys Corp.	488,829
32,052	CoreLogic, Inc.(b)	1,064,126
319,023	Corning, Inc.	7,583,177
10,853	Cree, Inc.(b)(c)	383,762
22,425	Diebold, Inc.	699,660
5,489	DST Systems, Inc.	530,786
121,164	eBay, Inc.(b)	6,421,692
11,441	EchoStar Corp., Class A(b)	596,877
31,336	Electronic Arts, Inc.(b)	1,719,093
366,001	EMC Corp.	9,490,406
5,133	Equinix, Inc. REIT	1,113,142
5,033	F5 Networks, Inc.(b)	561,784
34,239	Facebook, Inc., Class A(b)	2,599,083
46,510	Fairchild Semiconductor International, Inc.(b)	713,929
45,440	Fidelity National Information Services, Inc.	2,836,819
18,321	First Solar, Inc.(b)	775,345
38,492	Fiserv, Inc.(b)	2,791,825
491,093	Flextronics International Ltd.(b)	5,460,954
19,201	FLIR Systems, Inc.	579,870
37,789	Genpact Ltd.(b)	758,425
7,403	Global Payments, Inc.	646,356
18,168	Google, Inc., Class A(b)	9,766,208
18,166	Google, Inc., Class C(b)	9,710,090
24,303	Harris Corp.	1,631,460
884,877	Hewlett-Packard Co.	31,970,606
109,752	Ingram Micro, Inc.(b)	2,763,555

Schedule of Investments(a)

27,404	Insight Enterprises, Inc.(b)	$648,653
1,423,962	Intel Corp.	47,047,705
202,541	International Business Machines Corp.	31,051,561
18,240	Intuit, Inc.	1,583,597
18,492	Itron, Inc.(b)	688,087
112,729	Jabil Circuit, Inc.	2,323,345
87,714	Juniper Networks, Inc.	1,993,739
16,465	Keysight Technologies, Inc.(b)	549,766
24,283	KLA-Tencor Corp.	1,492,676
30,786	Lam Research Corp.	2,353,282
35,795	Leidos Holdings, Inc.	1,481,913
22,457	Lexmark International, Inc.	896,259
28,091	Linear Technology Corp.	1,262,410
71,990	Marvell Technology Group Ltd.	1,115,125
41,939	MasterCard, Inc., Class A	3,440,256
56,307	Maxim Integrated Products, Inc.	1,863,199
34,611	Microchip Technology, Inc.	1,560,956
158,234	Micron Technology, Inc.(b)	4,630,718
1,179,927	Microsoft Corp.	47,669,051
40,627	Motorola Solutions, Inc.	2,535,531
33,193	NCR Corp.(b)	843,102
53,011	NetApp, Inc.	2,003,816
44,457	Nuance Communications, Inc.(b)	611,062
66,628	NVIDIA Corp.	1,279,591
18,526	NXP Semiconductors NV (Netherlands)(b)	1,469,853
95,325	ON Semiconductor Corp.(b)	954,203
427,110	Oracle Corp.	17,891,638
57,045	Paychex, Inc.	2,581,857
41,093	Polycom, Inc.(b)	546,537
176,100	QUALCOMM, Inc.	10,999,206
9,397	Red Hat, Inc.(b)	599,435
20,425	Rovi Corp.(b)	472,022
11,876	salesforce.com, inc.(b)	670,400
34,608	SanDisk Corp.	2,627,093
66,831	Sanmina Corp.(b)	1,415,481
22,468	Science Applications International Corp.	1,095,989
64,893	Seagate Technology PLC	3,662,561
20,520	Skyworks Solutions, Inc.	1,704,186
33,359	SunEdison, Inc.(b)	624,814
152,319	Symantec Corp.	3,772,942
18,128	SYNNEX Corp.	1,344,916
22,082	Synopsys, Inc.(b)	949,305
79,203	TE Connectivity Ltd. (Switzerland)	5,258,287
25,916	Tech Data Corp.(b)	1,479,804
21,286	Teradata Corp.(b)	948,504
35,008	Teradyne, Inc.	633,645
166,072	Texas Instruments, Inc.	8,876,548
24,338	Total System Services, Inc.	860,835
18,705	Trimble Navigation Ltd.(b)	445,927
27,924	Unisys Corp.(b)	612,373
17,570	VeriFone Systems, Inc.(b)	551,522
29,366	Visa, Inc., Class A	7,485,687
61,344	Vishay Intertechnology, Inc.	835,505
42,210	Western Digital Corp.	4,104,078
124,252	Western Union Co. (The)	2,112,284
526,285	Xerox Corp.	6,931,173
31,989	Xilinx, Inc.	1,233,976
107,248	Yahoo!, Inc.(b)	4,717,840

		517,150,993

	Materials - 3.8%
39,568	Air Products & Chemicals, Inc.	5,761,496
9,743	Airgas, Inc.	1,097,452
116,669	AK Steel Holding Corp.(b)(c)	442,176
15,549	Albemarle Corp.	750,395
523,207	Alcoa, Inc.	8,188,190
42,044	Allegheny Technologies, Inc.	1,199,515
11,797	AptarGroup, Inc.	744,509
18,168	Ashland, Inc.	2,153,271
33,208	Avery Dennison Corp.	1,735,782
29,748	Ball Corp.	1,883,941
33,841	Bemis Co., Inc.	1,499,156
23,904	Berry Plastics Group, Inc.(b)	808,433
15,505	Cabot Corp.	657,567

26,945	Celanese Corp.	$1,448,563
10,487	CF Industries Holdings, Inc.	3,202,520
24,643	Chemtura Corp.(b)	536,971
109,374	Cliffs Natural Resources, Inc.(c)	702,181
57,044	Coeur Mining, Inc.(b)	359,377
58,419	Commercial Metals Co.	783,983
6,658	Compass Minerals International, Inc.	581,909
40,735	Crown Holdings, Inc.(b)	1,804,968
15,146	Cytec Industries, Inc.	726,857
26,854	Domtar Corp.	1,028,508
309,513	Dow Chemical Co. (The)	13,977,607
189,007	E.I. du Pont de Nemours & Co.	13,459,188
25,061	Eastman Chemical Co.	1,776,574
25,445	Ecolab, Inc.	2,640,428
14,585	FMC Corp.	838,637
362,892	Freeport-McMoRan, Inc.	6,100,215
86,327	Graphic Packaging Holding Co.(b)	1,250,015
10,340	Greif, Inc., Class A	394,988
2,778	Greif, Inc., Class B	121,704
57,532	Huntsman Corp.	1,263,403
11,460	International Flavors & Fragrances, Inc.	1,216,021
133,525	International Paper Co.	7,031,426
112,794	LyondellBasell Industries NV	8,920,877
7,559	Martin Marietta Materials, Inc.	814,407
57,110	MeadWestvaco Corp.	2,871,491
62,518	Monsanto Co.	7,375,874
83,930	Mosaic Co. (The)	4,086,552
1,682	NewMarket Corp.	756,345
275,286	Newmont Mining Corp.	6,923,443
110,739	Nucor Corp.	4,833,757
25,964	Olin Corp.	650,917
59,540	Owens-Illinois, Inc.(b)	1,390,259
12,626	Packaging Corp. of America	957,682
22,648	PPG Industries, Inc.	5,047,786
44,189	Praxair, Inc.	5,328,752
8,737	Rayonier Advanced Materials, Inc.	149,577
23,567	Reliance Steel & Aluminum Co.	1,234,204
60,144	Resolute Forest Products, Inc.(b)	1,022,448
26,188	Rock-Tenn Co.	1,699,601
28,223	RPM International, Inc.	1,350,753
21,459	Schnitzer Steel Industries, Inc., Class A	362,228
44,294	Sealed Air Corp.	1,793,907
10,733	Sensient Technologies Corp.	654,713
9,135	Sherwin-Williams Co. (The)	2,478,051
13,444	Sigma-Aldrich Corp.	1,848,819
11,347	Silgan Holdings, Inc.	583,349
30,504	Sonoco Products Co.	1,348,277
55,317	Southern Copper Corp.(c)	1,509,048
90,220	Steel Dynamics, Inc.	1,537,349
9,448	Timkensteel Corp.	255,096
119,693	United States Steel Corp.(c)	2,925,297
13,399	Valspar Corp. (The)	1,117,879
23,161	Vulcan Materials Co.	1,633,082
7,781	W.R. Grace & Co.(b)	674,457
64,066	Walter Energy, Inc.(c)	59,722

		162,363,925

	Telecommunication Services - 3.7%
2,522,327	AT&T, Inc.	83,035,005
306,839	CenturyLink, Inc.	11,405,205
159,496	Cincinnati Bell, Inc.(b)	467,323
784,596	Frontier Communications Corp.	5,268,562
68,326	Leap Wireless Corp.(b)	172,182
31,599	Level 3 Communications, Inc.(b)	1,571,734
107,899	Sprint Corp.(b)	463,966
64,163	Telephone & Data Systems, Inc.	1,491,790
19,698	T-Mobile US, Inc.(b)	594,486
1,132,707	Verizon Communications, Inc.	51,776,037
423,141	Windstream Holdings, Inc.(c)	3,363,971

		159,610,261

	Utilities - 5.8%
308,919	AES Corp. (The)	3,774,990
33,825	AGL Resources, Inc.	1,907,053
11,489	ALLETE, Inc.	650,852

Schedule of Investments(a)

34,792	Alliant Energy Corp.	$2,387,079
105,378	Ameren Corp.	4,771,516
179,938	American Electric Power Co., Inc.	11,301,906
45,328	American Water Works Co., Inc.	2,544,714
24,519	Aqua America, Inc.	663,239
36,013	Atmos Energy Corp.	2,049,500
23,409	Avista Corp.	869,176
11,761	Black Hills Corp.	589,932
117,621	Calpine Corp.(b)	2,455,926
152,658	CenterPoint Energy, Inc.	3,524,873
15,832	Cleco Corp.	860,628
86,847	CMS Energy Corp.	3,276,737
125,291	Consolidated Edison, Inc.	8,680,160
127,149	Dominion Resources, Inc.	9,776,487
62,550	DTE Energy Co.	5,608,233
208,899	Duke Energy Corp.	18,203,459
33,256	Dynegy, Inc.(b)	908,554
116,452	Edison International	7,936,204
102,527	Entergy Corp.	8,972,138
459,192	Exelon Corp.	16,549,280
263,994	FirstEnergy Corp.	10,646,878
57,369	Great Plains Energy, Inc.	1,696,401
46,514	Hawaiian Electric Industries, Inc.	1,595,430
13,389	IDACORP, Inc.	909,247
39,035	Integrys Energy Group, Inc.	3,165,738
18,577	ITC Holdings Corp.	790,266
47,573	MDU Resources Group, Inc.	1,075,626
14,501	National Fuel Gas Co.	919,798
15,677	New Jersey Resources Corp.	1,001,447
104,173	NextEra Energy, Inc.	11,379,859
89,138	NiSource, Inc.	3,856,110
75,354	Northeast Utilities	4,188,175
12,382	NorthWestern Corp.	715,184
121,890	NRG Energy, Inc.	3,005,807
48,099	OGE Energy Corp.	1,692,123
133,890	Pepco Holdings, Inc.	3,675,281
181,552	PG&E Corp.	10,677,073
22,447	Piedmont Natural Gas Co., Inc.	895,411
43,343	Pinnacle West Capital Corp.	3,041,812
29,851	PNM Resources, Inc.	910,456
29,989	Portland General Electric Co.	1,190,563
205,979	PPL Corp.	7,312,255
198,090	Public Service Enterprise Group, Inc.	8,454,481
46,463	Questar Corp.	1,205,715
45,895	SCANA Corp.	2,926,724
56,970	Sempra Energy	6,376,082
305,578	Southern Co. (The)	15,498,916
14,406	Southwest Gas Corp.	885,393
106,246	TECO Energy, Inc.	2,266,227
58,595	UGI Corp.	2,167,429
16,569	UIL Holdings Corp.	762,174
29,797	Vectren Corp.	1,427,872
43,570	Westar Energy, Inc.	1,861,310
23,226	WGL Holdings, Inc.	1,312,269
51,131	Wisconsin Energy Corp.	2,851,576
181,338	Xcel Energy, Inc.	6,805,615

		247,405,359

	Total Common Stocks and Other Equity Interests (Cost $3,588,394,614)	4,288,356,840

	Money Market Fund - 0.2%
8,860,852	Invesco Premier Portfolio – Institutional Class(e) (Cost $8,860,852)	8,860,852

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $3,597,255,466)-100.2%	4,297,217,692

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.6%
24,090,003	Invesco Liquid Assets Portfolio - Institutional Class(e)(f) (Cost $24,090,003)	$24,090,003

	Total Investments (Cost $3,621,345,469)(g)-100.8%	4,321,307,695
	Other assets less liabilities-(0.8)%	(32,908,408)

	Net Assets-100.0%	$4,288,399,287

Investment Abbreviations:

NVTG - Non-Voting Shares

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in Invesco Ltd. And Invesco Mortgage Capital, Inc. REIT for the nine months ended January 31, 2015.

	Value April 30, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2015	Dividend Income
Invesco Ltd.	$2,251,609	$681,813	$(36,117)	$59,496	$9,991	$2,966,792	$53,141
Invesco Mortgage Capital, Inc., REIT	628,892	173,256	(5,434)	(63,479)	324	733,559	62,087

Total Investments in Affiliates	2,880,501	855,069	(41,551)	(3,983)	10,315	3,700,351	115,228

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$23,219,995	$(23,219,995)	$-

*	Amount does not include excess collateral received, if any.

(g)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,664,310,758. The net unrealized appreciation was $656,996,937 which consisted of aggregate gross unrealized appreciation of $790,072,904 and aggregate gross unrealized depreciation of $133,075,967.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500

Small-Mid Portfolio (PRFZ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.9%
42,195	1-800-FLOWERS.COM, Inc., Class A(b)	$332,919
284,310	Aeropostale, Inc.(b)(c)	693,716
23,970	AH Belo Corp., Class A	216,209
22,290	AMC Entertainment Holdings, Inc., Class A	626,795
20,288	AMC Networks, Inc., Class A(b)	1,353,210
305,671	American Apparel, Inc.(b)	272,047
41,314	American Axle & Manufacturing Holdings, Inc.(b)	1,005,996
8,493	American Public Education, Inc.(b)	285,110
9,891	America’s Car-Mart, Inc.(b)	525,311
55,643	ANN INC.(b)	1,841,783
58,069	Aramark	1,818,721
180,535	Arcos Dorados Holdings, Inc., Class A (Argentina)(c)	1,001,969
8,556	Arctic Cat, Inc.	287,653
34,363	Asbury Automotive Group, Inc.(b)	2,550,078
11,857	Ascent Capital Group, Inc., Class A(b)	501,670
15,263	Bassett Furniture Industries, Inc.	339,144
31,505	Beazer Homes USA, Inc.(b)	497,779
56,875	bebe stores, inc.	203,612
45,347	Belmond Ltd.(b)	498,364
30,028	Big 5 Sporting Goods Corp.	357,633
1,607	Biglari Holdings, Inc.(b)	665,250
22,093	BJ’s Restaurants, Inc.(b)	978,499
50,728	Bloomin’ Brands, Inc.(b)	1,253,743
6,865	Blue Nile, Inc.(b)	213,364
42,301	Blyth, Inc.	313,450
33,298	Bob Evans Farms, Inc.	1,877,008
81,140	Bon-Ton Stores, Inc. (The)(c)	444,647
122,333	Boyd Gaming Corp.(b)	1,597,669
22,556	Bravo Brio Restaurant Group, Inc.(b)	296,611
18,961	Bridgepoint Education, Inc.(b)	187,145
11,632	Bright Horizons Family Solutions, Inc.(b)	564,734
66,695	Brown Shoe Co., Inc.	1,893,471
43,127	Brunswick Corp.	2,340,934
38,780	Buckle, Inc. (The)(c)	1,969,636
6,797	Buffalo Wild Wings, Inc.(b)	1,212,041
43,344	Burlington Stores, Inc.(b)	2,162,432
61,813	Callaway Golf Co.	504,394
7,893	Capella Education Co.	536,645
15,035	Carmike Cinemas, Inc.(b)	416,018
11,980	Carriage Services, Inc.	261,164
45,807	Carrols Restaurant Group, Inc.(b)	364,624
36,550	Cato Corp. (The), Class A	1,549,720
3,564	Cavco Industries, Inc.(b)	261,990
324,852	Central European Media Enterprises Ltd. (Czech Republic)(b)(c)	844,615
27,629	Cheesecake Factory, Inc. (The)	1,450,799
26,753	Children’s Place, Inc. (The)	1,603,842
30,285	Choice Hotels International, Inc.	1,739,873
46,632	Christopher & Banks Corp.(b)	242,953
7,207	Churchill Downs, Inc.	684,593
22,490	Citi Trends, Inc.(b)	514,796

86,182	Clear Channel Outdoor Holdings, Inc., Class A	$779,947
15,240	ClubCorp Holdings, Inc.	259,232
17,027	Columbia Sportswear Co.	723,647
19,331	Conn’s, Inc.(b)(c)	304,270
5,077	Container Store Group, Inc. (The)(b)(c)	92,503
10,016	Cooper-Standard Holding, Inc.(b)	523,336
41,589	Core-Mark Holding Co., Inc.	2,773,155
638,992	Corinthian Colleges, Inc.(b)(c)	38,979
18,078	Cracker Barrel Old Country Store, Inc.	2,431,672
69,206	Crocs, Inc.(b)	733,584
10,238	CSS Industries, Inc.	278,474
70,024	CTC Media, Inc. (Russia)	263,990
66,011	Cumulus Media, Inc., Class A(b)	229,718
20,830	Deckers Outdoor Corp.(b)	1,375,821
12,679	Del Frisco’s Restaurant Group, Inc.(b)	251,425
12,449	Delta Apparel, Inc.(b)	115,153
85,703	Denny’s Corp.(b)	932,449
13,389	Destination Maternity Corp.	204,986
72,208	Destination XL Group, Inc.(b)	366,817
112,256	Dex Media, Inc.(b)(c)	761,096
15,432	DineEquity, Inc.	1,647,366
13,634	Dixie Group, Inc. (The)(b)	110,163
19,967	Domino’s Pizza, Inc.	1,977,731
8,682	Dorman Products, Inc.(b)	397,028
39,373	DreamWorks Animation SKG, Inc., Class A(b)(c)	735,094
12,707	Drew Industries, Inc.(b)	638,908
50,760	DSW, Inc., Class A	1,805,026
23,620	Dunkin’ Brands Group, Inc.	1,117,462
26,427	E.W. Scripps Co. (The), Class A(b)	521,405
55,322	Emmis Communications Corp., Class A(b)	111,197
36,670	Entercom Communications Corp., Class A(b)	424,272
28,212	Entravision Communications Corp., Class A	174,068
27,582	Ethan Allen Interiors, Inc.	750,782
43,498	EVINE Live, Inc.(b)	272,732
10,021	Extended Stay America, Inc.	198,215
64,113	Federal-Mogul Holdings Corp.(b)	867,449
8,196	Fiesta Restaurant Group, Inc.(b)	484,138
47,412	Finish Line, Inc. (The)	1,118,923
22,300	Five Below, Inc.(b)	743,036
7,541	Flexsteel Industries, Inc.	224,722
25,372	Francesca’s Holdings Corp.(b)	402,400
58,148	Fred’s, Inc.	965,257
38,809	Fuel Systems Solutions, Inc.(b)	416,809
10,892	Gentherm, Inc.(b)	400,608
13,289	G-III Apparel Group Ltd.(b)	1,291,691
35,385	Gordmans Stores, Inc.(b)	130,924
11,992	Grand Canyon Education, Inc.(b)	525,489
37,523	Gray Television, Inc.(b)	354,968
85,986	Harte-Hanks, Inc.	625,118
641	Haverty Furniture Cos., Inc., Class A	15,551
16,306	Haverty Furniture Cos., Inc.	398,356
24,330	Helen of Troy Ltd.(b)	1,830,103
60,341	hhgregg, Inc.(b)(c)	331,272
14,012	Hibbett Sports, Inc.(b)	659,124
56,286	Hilton Worldwide Holdings, Inc.(b)	1,461,747
13,022	Hooker Furniture Corp.	234,917
19,695	Houghton Mifflin Harcourt Co.(b)	387,598
114,372	Hovnanian Enterprises, Inc., Class A(b)(c)	393,440
35,151	HSN, Inc.	2,722,093
36,226	Hyatt Hotels Corp., Class A(b)	2,038,075
65,924	Iao Kun Group Holding Co., Ltd. (Hong Kong)(c)	77,790
36,123	Iconix Brand Group, Inc.(b)	1,200,729

Schedule of Investments(a)

24,564	International Speedway Corp., Class A	$714,567
18,155	Interval Leisure Group, Inc.	419,017
10,527	iRobot Corp.(b)	332,127
51,914	Isle of Capri Casinos, Inc.(b)	531,599
33,112	Jack in the Box, Inc.	2,807,566
86,149	JAKKS Pacific, Inc.(b)(c)	518,617
1,226	John Wiley & Sons, Inc., Class B	75,730
7,920	Johnson Outdoors, Inc., Class A	237,600
45,484	Journal Communications, Inc., Class A(b)	457,114
26,532	K12, Inc.(b)	377,285
29,568	Kate Spade & Co.(b)	932,279
60,150	KB Home(c)	749,469
144,272	Kingold Jewelry, Inc.	150,043
16,357	Kirkland’s, Inc.(b)	380,627
19,658	Krispy Kreme Doughnuts, Inc.(b)	382,741
34,802	La-Z-Boy, Inc.	928,865
73,214	LeapFrog Enterprises, Inc., Class A(b)	174,249
165,193	Lee Enterprises, Inc.(b)(c)	487,319
21,731	Libbey, Inc.	710,821
41,254	Life Time Fitness, Inc.(b)	2,255,356
13,669	Lifetime Brands, Inc.	215,697
74,861	Lincoln Educational Services Corp.	194,639
52,834	Lions Gate Entertainment Corp.	1,517,921
19,501	Lithia Motors, Inc., Class A	1,651,735
19,164	Loral Space & Communications, Inc.(b)	1,378,083
24,020	Lululemon Athletica, Inc.(b)	1,591,085
6,020	Lumber Liquidators Holdings, Inc.(b)(c)	380,163
14,996	M/I Homes, Inc.(b)	309,517
29,707	Madison Square Garden Co. (The), Class A(b)	2,250,305
33,859	Marcus Corp. (The)	638,581
30,740	MarineMax, Inc.(b)	784,177
26,258	Marriott Vacations Worldwide Corp.	2,008,737
5,913	Mattress Firm Holding Corp.(b)	340,707
226,282	McClatchy Co. (The), Class A(b)	567,968
43,370	MDC Holdings, Inc.(c)	1,084,250
20,801	Media General, Inc.(b)	297,454
39,823	Meredith Corp.	2,073,185
20,750	Meritage Homes Corp.(b)	755,508
18,876	Michael Kors Holdings Ltd.(b)	1,336,232
49,833	Modine Manufacturing Co.(b)	607,464
12,162	Monro Muffler Brake, Inc.	694,937
6,051	Morningstar, Inc.	402,936
10,747	Movado Group, Inc.	258,250
8,961	NACCO Industries, Inc., Class A	493,303
75,467	National CineMedia, Inc.	1,086,725
54,863	New York & Co., Inc.(b)	126,185
110,475	New York Times Co. (The), Class A	1,390,880
10,116	Nexstar Broadcasting Group, Inc.	504,738
27,741	Norwegian Cruise Line Holdings Ltd.(b)	1,213,946
30,210	Nutrisystem, Inc.	538,342
39,631	Orbitz Worldwide, Inc.(b)	365,794
24,688	Outerwall, Inc.(b)	1,532,631
17,100	Overstock.com, Inc.(b)	382,698
9,375	Oxford Industries, Inc.	524,438
165,465	Pacific Sunwear of California, Inc.(b)	455,029
16,596	Papa John’s International, Inc.	1,053,182
97,189	Pep Boys-Manny, Moe & Jack (The)(b)	819,303
44,243	Perry Ellis International, Inc.(b)	1,057,850
17,184	PetMed Express, Inc.(c)	269,789
56,795	Pier 1 Imports, Inc.	954,724
60,696	Pinnacle Entertainment, Inc.(b)	1,283,720
23,170	Pool Corp.	1,441,406
4,710	Popeyes Louisiana Kitchen, Inc.(b)	270,448
178,727	Quiksilver, Inc.(b)(c)	334,219
66,440	Radio One, Inc., Class D(b)(c)	124,907
15,159	RCI Hospitality Holdings, Inc.(b)	147,800

9,283	Red Robin Gourmet Burgers, Inc.(b)	$719,433
133,909	Regis Corp.(b)	2,109,067
19,253	Remy International, Inc.	409,511
9,226	Restoration Hardware Holdings, Inc.(b)	807,552
14,443	Rocky Brands, Inc.	198,014
234,833	Ruby Tuesday, Inc.(b)	1,413,695
26,284	Ruth’s Hospitality Group, Inc.	381,644
18,592	Ryland Group, Inc. (The)	746,469
47,781	Scholastic Corp.	1,757,385
66,091	Scientific Games Corp., Class A(b)(c)	780,535
32,326	Sears Hometown and Outlet Stores, Inc.(b)	366,900
38,856	Select Comfort Corp.(b)	1,159,463
59,917	SGOCO Group Ltd. (China)(b)(c)	32,355
14,003	Shoe Carnival, Inc.	325,150
16,831	Shutterfly, Inc.(b)	738,376
41,086	Sinclair Broadcast Group, Inc., Class A(c)	1,016,468
37,943	Skechers U.S.A., Inc., Class A(b)	2,289,860
44,598	Smith & Wesson Holding Corp.(b)(c)	548,555
9,637	SodaStream International Ltd. (Israel)(b)	174,044
39,360	Sonic Corp.	1,191,427
28,127	Sotheby’s	1,196,804
44,641	Spartan Motors, Inc.	232,580
16,170	Speedway Motorsports, Inc.	360,429
52,322	Stage Stores, Inc.	1,046,440
16,241	Standard Motor Products, Inc.	592,147
71,583	Standard Pacific Corp.(b)	502,513
42,520	Starz, Class A(b)	1,255,190
288	Starz, Class B(b)	8,482
38,624	Stein Mart, Inc.	531,466
14,698	Steiner Leisure Ltd.(b)	641,127
34,614	Steven Madden Ltd.(b)	1,188,645
49,139	Stoneridge, Inc.(b)	620,134
24,505	Strayer Education, Inc.(b)	1,641,835
10,192	Sturm Ruger & Co., Inc.(c)	411,757
41,633	Superior Industries International, Inc.	759,802
25,249	Taylor Morrison Home Corp., Class A(b)	448,675
22,045	Tempur Sealy International, Inc.(b)	1,213,136
32,179	Texas Roadhouse, Inc.	1,080,893
51,575	Tower International, Inc.(b)	1,220,780
62,998	Town Sports International Holdings, Inc.	414,527
174,784	TravelCenters of America LLC(b)	2,340,358
11,116	TripAdvisor, Inc., Class A(b)	744,883
33,081	Tuesday Morning Corp.(b)	585,534
18,640	Tumi Holdings, Inc.(b)	422,569
18,256	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	2,408,697
23,331	Under Armour, Inc., Class A(b)	1,681,698
24,986	Unifi, Inc.(b)	805,299
10,202	Universal Electronics, Inc.(b)	650,275
24,611	Universal Technical Institute, Inc.	201,072
19,352	Vail Resorts, Inc.	1,698,332
10,752	Vera Bradley, Inc.(b)	205,041
19,168	Vitamin Shoppe, Inc.(b)	810,231
51,363	VOXX International Corp., Class A(b)	410,904
55,550	Weight Watchers International, Inc.(b)(c)	919,908
27,091	West Marine, Inc.(b)	325,092
8,497	Weyco Group, Inc.	229,589
11,788	Winnebago Industries, Inc.	234,463
58,583	Wolverine World Wide, Inc.	1,649,111
25,684	World Wrestling Entertainment, Inc., Class A(c)	311,033
20,500	Zumiez, Inc.(b)	764,445

		190,046,787

	Consumer Staples - 4.3%
85,127	Adecoagro S.A. (Luxembourg)(b)	660,586
164,290	Alliance One International, Inc.(b)	172,505
40,292	B&G Foods, Inc.	1,202,313
1,544	Boston Beer Co., Inc. (The), Class A(b)	485,619

Schedule of Investments(a)

30,100	Boulder Brands, Inc.(b)	$301,903
12,472	Calavo Growers, Inc.	500,252
25,433	Cal-Maine Foods, Inc.(c)	891,427
26,956	Central Garden & Pet Co.(b)	227,778
82,893	Central Garden & Pet Co., Class A(b)	754,326
8,892	Chefs’ Warehouse, Inc. (The)(b)	190,200
5,896	Coca-Cola Bottling Co. Consolidated	575,096
50,683	Coty, Inc., Class A	963,991
22,367	Diamond Foods, Inc.(b)	549,781
35,921	Elizabeth Arden, Inc.(b)(c)	530,912
75,063	Fresh Del Monte Produce, Inc.	2,524,369
23,643	Fresh Market, Inc. (The)(b)(c)	901,035
35,424	Hain Celestial Group, Inc. (The)(b)	1,869,324
100,544	Harbinger Group, Inc.(b)	1,255,795
24,126	Ingles Markets, Inc., Class A	1,028,974
8,068	Inter Parfums, Inc.	202,910
7,108	J & J Snack Foods Corp.	697,437
16,714	John B. Sanfilippo & Son, Inc.	609,560
12,915	Lancaster Colony Corp.	1,161,446
32,773	Landec Corp.(b)	418,511
9,476	Medifast, Inc.(b)	300,294
25,940	Monster Beverage Corp.(b)	3,033,683
14,636	National Beverage Corp.(b)	318,187
20,240	Nu Skin Enterprises, Inc.(c)	829,435
11,148	Nutraceutical International Corp.(b)	217,832
30,212	Omega Protein Corp.(b)	318,434
109,096	Pantry, Inc. (The)(b)	4,025,642
52,162	Pilgrim’s Pride Corp.(c)	1,416,198
43,942	Pinnacle Foods, Inc.	1,580,594
30,038	Post Holdings, Inc.(b)	1,419,296
8,661	PriceSmart, Inc.	708,297
12,808	Revlon, Inc.(b)	419,334
190,146	Roundy’s, Inc.(b)	684,526
17,496	Sanderson Farms, Inc.(c)	1,398,980
288	Seaboard Corp.(b)	1,101,597
10,464	Seneca Foods Corp., Class A(b)	270,808
1,832	Seneca Foods Corp., Class B(b)	60,016
47,782	Snyders-Lance, Inc.	1,389,978
62,416	SpartanNash Co.	1,607,836
15,877	Spectrum Brands Holdings, Inc.	1,423,849
12,184	Sprouts Farmers Market, Inc.(b)	443,619
14,993	Tootsie Roll Industries, Inc., Class A(c)	467,632
3,611	USANA Health Sciences, Inc.(b)	354,022
83,925	Vector Group Ltd.(c)	1,878,242
10,417	Village Super Market, Inc., Class A	301,780
7,272	WD-40 Co.	596,740
15,190	Weis Markets, Inc.	696,158

		45,939,059

	Energy - 4.2%
4,682	Adams Resources & Energy, Inc.	271,743
131,412	Aegean Marine Petroleum Network, Inc. (Greece)(c)	1,812,171
73,019	Alon USA Energy, Inc.	882,070
5,395	Antero Resources Corp.(b)	186,937
25,155	Approach Resources, Inc.(b)(c)	157,722
50,516	Basic Energy Services, Inc.(b)	297,034
9,378	Bonanza Creek Energy, Inc.(b)	244,578
23,422	Bristow Group, Inc.	1,304,840
38,155	C&J Energy Services, Inc.(b)	392,996
58,846	Callon Petroleum Co.(b)	320,711
8,283	CARBO Ceramics, Inc.(c)	271,517
18,192	Carrizo Oil & Gas, Inc.(b)	820,459
12,178	Cheniere Energy, Inc.(b)	869,266
5,495	Clayton Williams Energy, Inc.(b)	307,171
39,861	Clean Energy Fuels Corp.(b)(c)	166,220
88,601	Cobalt International Energy, Inc.(b)	808,041
67,026	Comstock Resources, Inc.(c)	270,785

10,758	Contango Oil & Gas Co.(b)	$323,493
19,389	Continental Resources, Inc.(b)	880,261
8,116	Core Laboratories NV(c)	752,759
25,161	CVR Energy, Inc.	964,170
12,845	Dawson Geophysical Co.	138,598
75,745	DHT Holdings, Inc.	556,726
4,931	Diamondback Energy, Inc.(b)	340,190
14,448	Dril-Quip, Inc.(b)	1,072,475
77,961	Energy XXI Ltd.(c)	229,205
28,081	EnLink Midstream LLC	888,483
16,392	Era Group, Inc.(b)	369,148
279,800	EXCO Resources, Inc.(c)	556,802
34,406	Forum Energy Technologies, Inc.(b)	531,573
13,303	Frank’s International NV	217,770
10,079	GasLog Ltd. (Monaco)(c)	176,282
4,447	Geospace Technologies Corp.(b)	106,639
28,638	Golar LNG Ltd. (Bermuda)(c)	812,174
28,850	Goodrich Petroleum Corp.(b)(c)	72,702
225,429	Gran Tierra Energy, Inc. (Colombia)(b)	482,418
52,487	Green Plains, Inc.	1,228,721
17,122	Gulf Island Fabrication, Inc.	283,712
5,806	Gulfmark Offshore, Inc.	114,552
16,640	Gulfport Energy Corp.(b)	640,474
230,244	Halcon Resources Corp.(b)(c)	322,342
61,727	Harvest Natural Resources, Inc.(b)(c)	38,721
310,437	Hercules Offshore, Inc.(b)(c)	223,515
40,084	Hornbeck Offshore Services, Inc.(b)	889,865
15,077	InterOil Corp.(b)(c)	567,046
188,218	ION Geophysical Corp.(b)	423,491
25,396	Kosmos Energy Ltd.(b)	222,723
21,614	Laredo Petroleum, Inc.(b)(c)	212,033
37,355	Magnum Hunter Resources Corp.(b)(c)	72,469
11,978	Matador Resources Co.(b)	258,246
18,756	Matrix Service Co.(b)	360,115
75,782	Midstates Petroleum Co., Inc.(b)(c)	97,759
18,326	Mitcham Industries, Inc.(b)	102,809
7,855	Natural Gas Services Group, Inc.(b)	158,592
94,081	Newpark Resources, Inc.(b)	812,860
116,028	Nordic American Tankers Ltd.(c)	1,174,203
36,604	Northern Oil and Gas, Inc.(b)(c)	229,873
24,176	Nuverra Environmental Solutions, Inc.(b)(c)	53,912
23,710	Oasis Petroleum, Inc.(b)	318,662
76,145	Ocean Rig UDW, Inc. (Cyprus)(c)	622,105
60,456	Pacific Drilling SA(b)	201,318
33,533	Pacific Ethanol, Inc.(b)(c)	288,048
165,492	Parker Drilling Co.(b)	448,483
20,341	PDC Energy, Inc.(b)	934,466
65,630	Penn Virginia Corp.(b)(c)	320,274
107,914	PetroQuest Energy, Inc.(b)	316,188
1,616	PHI, Inc.(b)	55,396
8,859	PHI, Inc. NVTG(b)	303,066
116,168	Pioneer Energy Services Corp.(b)	480,936
34,873	Renewable Energy Group, Inc.(b)	304,790
64,129	Resolute Energy Corp.(b)(c)	46,814
6,597	REX American Resources Corp.(b)	366,199
20,312	Rex Energy Corp.(b)(c)	71,904
31,233	Rosetta Resources, Inc.(b)	533,147
38,140	RPC, Inc.	475,606
7,672	Sanchez Energy Corp.(b)(c)	85,466
31,307	Scorpio Tankers, Inc. (Monaco)	246,386
25,195	SemGroup Corp.	1,696,379
90,444	Ship Finance International Ltd. (Norway)	1,256,267
35,963	StealthGas, Inc. (Greece)(b)	189,885
49,189	Stone Energy Corp.(b)	692,581
146,086	Swift Energy Co.(b)(c)	311,163
253,073	Teekay Tankers Ltd., Class A	1,300,795
37,497	Tesco Corp.	383,969

Schedule of Investments(a)

112,170	TETRA Technologies, Inc.(b)	$554,120
162,791	Tsakos Energy Navigation Ltd.	1,123,258
47,869	Ultra Petroleum Corp.(b)(c)	610,330
21,279	US Silica Holdings, Inc.(c)	536,231
65,512	VAALCO Energy, Inc.(b)	362,936
254,994	Vantage Drilling Co.(b)	99,448
56,139	W&T Offshore, Inc.	284,063
90,115	Warren Resources, Inc.(b)	94,621
18,841	Westmoreland Coal Co.(b)	491,373
130,799	Willbros Group, Inc.(b)	729,858

		44,480,693

	Financials - 22.5%
16,334	1st Source Corp.	485,610
37,094	Acadia Realty Trust REIT	1,342,432
69,651	AG Mortgage Investment Trust, Inc. REIT	1,280,882
9,701	Agree Realty Corp. REIT	336,043
22,022	Alexander & Baldwin, Inc.	842,562
1,577	Alexander’s, Inc. REIT	731,476
3,084	Altisource Portfolio Solutions SA(b)(c)	62,544
31,016	American Assets Trust, Inc. REIT	1,376,490
9,979	American National Bankshares, Inc.	214,748
6,262	American National Insurance Co.	651,498
13,858	Ameris Bancorp	334,394
14,247	AMERISAFE, Inc.	579,853
11,805	AmREIT, Inc. REIT	313,777
20,970	AmTrust Financial Services, Inc.(c)	1,061,501
380,086	Anworth Mortgage Asset Corp. REIT	1,972,646
34,859	Apollo Commercial Real Estate Finance, Inc. REIT	576,219
61,853	Apollo Residential Mortgage, Inc. REIT	967,999
46,417	Arbor Realty Trust, Inc. REIT	322,598
38,732	Argo Group International Holdings Ltd.	2,071,775
12,749	Arlington Asset Investment Corp., Class A(c)	338,231
383,914	ARMOUR Residential REIT, Inc. REIT	1,270,755
12,211	Arrow Financial Corp.	312,235
102,336	Ashford Hospitality Trust, Inc. REIT	1,076,575
1,239	Ashford, Inc.(b)	179,655
38,355	Associated Estates Realty Corp. REIT	955,423
1,367	Baldwin & Lyons, Inc., Class A	32,330
11,515	Baldwin & Lyons, Inc., Class B	265,996
13,037	Banc of California, Inc.	133,629
7,068	BancFirst Corp.	407,541
21,803	Bancorp, Inc. (The)(b)	185,762
50,788	Bank Mutual Corp.	323,520
4,947	Bank of Marin Bancorp	242,452
22,721	Bank of the Ozarks, Inc.	736,842
13,004	Banner Corp.	525,102
40,370	BBCN Bancorp, Inc.	522,791
26,903	Beneficial Bancorp, Inc.(b)	290,283
25,466	Berkshire Hills Bancorp, Inc.	634,103
88,069	BGC Partners, Inc., Class A	689,580
13,289	Blackstone Mortgage Trust, Inc., Class A REIT	388,039
13,951	BNC Bancorp	222,937
2,911	BofI Holding, Inc.(b)	245,572
21,819	BOK Financial Corp.	1,180,626
55,371	Boston Private Financial Holdings, Inc.	609,081
8,243	Bridge Bancorp, Inc.	203,437
23,068	Brixmor Property Group, Inc. REIT	625,143
103,830	Brookline Bancorp, Inc.	996,768
10,990	Bryn Mawr Bank Corp.	320,358
5,796	C&F Financial Corp.	204,541
58,470	Calamos Asset Management, Inc., Class A	733,798
10,007	Camden National Corp.	371,860
42,837	Campus Crest Communities, Inc. REIT	295,147
10,017	Capital Bank Financial Corp., Class A(b)	244,615

18,274	Capital City Bank Group, Inc.	$274,110
20,612	Cardinal Financial Corp.	367,100
14,867	CareTrust REIT, Inc. REIT	200,407
36,398	Cash America International, Inc.	757,078
48,872	Cathay General Bancorp	1,167,552
27,485	CBOE Holdings, Inc.	1,771,958
98,442	Cedar Realty Trust, Inc. REIT	783,598
22,318	Centerstate Banks, Inc.	245,721
20,765	Central Pacific Financial Corp.	435,650
182,802	Chambers Street Properties REIT	1,544,677
22,603	Charter Financial Corp.	253,154
11,707	Chatham Lodging Trust REIT	364,439
33,455	Chemical Financial Corp.	948,784
29,556	Chesapeake Lodging Trust REIT	1,085,296
513,235	Chimera Investment Corp. REIT	1,611,558
13,159	Citizens & Northern Corp.	254,363
36,264	Citizens, Inc., Class A(b)(c)	261,826
15,830	City Holding Co.	670,084
31,550	CNA Financial Corp.	1,229,188
10,496	CNB Financial Corp.	178,432
25,890	CoBiz Financial, Inc.	282,201
14,127	Cohen & Steers, Inc.	594,464
30,895	Colony Financial, Inc. REIT	773,920
35,365	Columbia Banking System, Inc.	899,332
35,119	Community Bank System, Inc.	1,181,052
15,779	Community Trust Bancorp, Inc.	498,301
10,293	ConnectOne Bancorp, Inc.	189,391
26,789	Consumer Portfolio Services, Inc.(b)	150,018
10,573	CoreSite Realty Corp. REIT	463,203
85,500	Cousins Properties, Inc. REIT	943,920
68,125	Cowen Group, Inc.(b)	283,400
16,199	Crawford & Co., Class A	125,542
18,427	Crawford & Co., Class B	172,292
4,297	Credit Acceptance Corp.(b)	677,379
66,672	CubeSmart REIT	1,642,798
18,530	Customers Bancorp, Inc.(b)	364,114
74,854	CVB Financial Corp.	1,093,617
22,208	CyrusOne, Inc. REIT	622,934
2,589	Diamond Hill Investment Group, Inc.	336,725
35,513	Dime Community Bancshares, Inc.	524,172
13,602	Donegal Group, Inc., Class A	217,496
1,373	Donegal Group, Inc., Class B	30,733
19,194	Doral Financial Corp.(b)(c)	55,279
43,678	DuPont Fabros Technology, Inc. REIT	1,627,442
80,616	Dynex Capital, Inc. REIT	674,756
9,175	Eagle Bancorp, Inc.(b)	313,785
20,712	EastGroup Properties, Inc. REIT	1,338,824
28,295	Education Realty Trust, Inc. REIT	979,007
5,702	eHealth, Inc.(b)	58,388
19,141	Empire State Realty Trust, Inc., Class A REIT	348,366
42,929	Employers Holdings, Inc.	892,923
14,868	Encore Capital Group, Inc.(b)	553,387
33,399	Enova International, Inc.(b)	642,931
5,279	Enstar Group Ltd.(b)	712,507
16,781	Enterprise Financial Services Corp.	320,685
34,573	Equity Lifestyle Properties, Inc. REIT	1,892,180
48,293	Equity One, Inc. REIT	1,315,501
14,616	Erie Indemnity Co., Class A	1,266,623
62,268	EverBank Financial Corp.	1,086,577
10,067	Evercore Partners, Inc., Class A	481,907
33,157	Excel Trust, Inc. REIT	465,524
39,193	Extra Space Storage, Inc. REIT	2,586,738
105,503	EZCORP, Inc., Class A(b)(c)	1,087,736
10,034	Farmers Capital Bank Corp.(b)	224,160
15,693	FBL Financial Group, Inc., Class A	819,018
8,488	FBR & Co.(b)	190,301

Schedule of Investments(a)

9,194	Federal Agricultural Mortgage Corp., Class C	$253,295
79,674	FelCor Lodging Trust, Inc. REIT	797,537
13,958	Fidelity & Guaranty Life	301,632
4,857	Financial Engines, Inc.	174,366
12,799	Financial Institutions, Inc.	281,962
19,047	First Bancorp	316,180
221,824	First BanCorp(b)	1,217,814
75,900	First Busey Corp.	467,544
14,909	First Cash Financial Services, Inc.(b)	741,275
4,918	First Citizens BancShares, Inc., Class A	1,200,238
111,106	First Commonwealth Financial Corp.	876,626
23,346	First Community Bancshares, Inc.	366,299
11,642	First Connecticut Bancorp, Inc.	171,719
11,699	First Defiance Financial Corp.	356,352
81,593	First Financial Bancorp	1,347,916
31,221	First Financial Bankshares, Inc.(c)	771,159
12,270	First Financial Corp.	397,671
61,863	First Industrial Realty Trust, Inc. REIT	1,344,283
20,255	First Interstate BancSystem, Inc., Class A	484,095
25,984	First Merchants Corp.	567,491
68,144	First Midwest Bancorp, Inc.	1,049,418
8,107	First of Long Island Corp. (The)	188,974
73,220	First Potomac Realty Trust REIT	937,216
25,667	Flagstar Bancorp, Inc.(b)	364,728
33,547	Flushing Financial Corp.	607,201
63,516	Forest City Enterprises, Inc., Class A(b)	1,556,142
1,320	Forest City Enterprises, Inc., Class B(b)	32,261
27,588	Forestar Group, Inc.(b)	366,093
90,174	Franklin Street Properties Corp. REIT	1,161,441
26,938	FXCM, Inc., Class A(c)	59,264
23,166	Gain Capital Holdings, Inc.	188,803
2,999	GAMCO Investors, Inc., Class A	244,868
52,702	Geo Group, Inc. (The) REIT	2,293,591
10,851	German American Bancorp, Inc.	303,828
28,994	Getty Realty Corp. REIT	537,259
117,046	GFI Group, Inc.	656,628
58,919	Glacier Bancorp, Inc.	1,312,126
17,452	Gladstone Commercial Corp. REIT	303,665
8,109	Global Indemnity PLC, Class A(b)	212,780
53,981	Government Properties Income Trust REIT	1,230,767
65,369	Gramercy Property Trust, Inc. REIT	452,353
12,858	Great Southern Bancorp, Inc.	464,431
25,905	Green Dot Corp.(b)	395,051
21,309	Greenhill & Co., Inc.	785,876
23,259	Greenlight Capital Re Ltd., Class A(b)	730,565
33,536	Hallmark Financial Services, Inc.(b)	370,237
18,129	Hanmi Financial Corp.	360,042
3,898	HCI Group, Inc.	180,127
62,057	Healthcare Trust of America, Inc. REIT	1,828,199
20,281	Heartland Financial USA, Inc.	560,161
13,254	Heritage Financial Corp.	205,702
182,729	Hersha Hospitality Trust REIT	1,220,630
11,431	HFF, Inc.	388,311
19,887	Home BancShares, Inc.	589,053
29,617	Home Loan Servicing Solutions Ltd.(c)	357,181
9,634	HomeStreet, Inc.(b)	170,136
15,592	HomeTrust Bancshares, Inc.(b)	240,896
53,924	Horace Mann Educators Corp.	1,643,064
8,584	Horizon Bancorp	192,110
11,917	Howard Hughes Corp. (The)(b)	1,556,718
17,897	Hudson Pacific Properties, Inc. REIT	578,968
16,347	Hudson Valley Holding Corp.	403,280
21,614	IBERIABANK Corp.	1,180,341
25,995	Impac Mortgage Holdings, Inc. REIT(b)(c)	246,433
19,507	Independent Bank Corp.	737,950

14,821	Infinity Property & Casualty Corp.	$1,041,472
90,548	Inland Real Estate Corp. REIT	1,030,436
74,233	International Bancshares Corp.	1,670,985
22,853	Intervest Bancshares Corp.	225,102
21,015	INTL FCStone, Inc.(b)	405,169
57,397	Investment Technology Group, Inc.(b)	1,190,988
50,151	Investors Bancorp, Inc.	552,163
136,820	Investors Real Estate Trust REIT(c)	1,128,765
85,320	iStar Financial, Inc. REIT(b)	1,112,573
5,590	Kansas City Life Insurance Co.	254,177
10,127	Kennedy-Wilson Holdings, Inc.	269,277
23,898	Kite Realty Group Trust REIT	730,323
35,418	Lakeland Bancorp, Inc.	382,160
12,945	Lakeland Financial Corp.	488,544
21,729	LegacyTexas Financial Group, Inc.	430,669
18,397	LTC Properties, Inc. REIT	863,187
91,160	Maiden Holdings Ltd.	1,139,500
18,115	MainSource Financial Group, Inc.	347,808
8,365	MarketAxess Holdings, Inc.	635,489
39,971	MB Financial, Inc.	1,135,576
128,689	MBIA, Inc.(b)	1,032,086
152,669	Meadowbrook Insurance Group, Inc.	1,267,153
104,843	Medical Properties Trust, Inc. REIT	1,611,437
8,134	Mercantile Bank Corp.	154,546
5,436	Merchants Bancshares, Inc.	145,522
4,532	Meta Financial Group, Inc.	151,686
11,423	Metro Bancorp, Inc.(b)	290,830
78,338	MGIC Investment Corp.(b)	667,440
7,243	MidWestOne Financial Group, Inc.	202,949
34,827	Monmouth Real Estate Investment Corp. REIT	411,307
52,666	Montpelier Re Holdings Ltd. (Bermuda)	1,850,157
5,214	National Bankshares, Inc.	152,353
9,941	National Health Investors, Inc. REIT	743,189
8,053	National Interstate Corp.	207,526
121,931	National Penn Bancshares, Inc.	1,182,731
3,415	National Western Life Insurance Co., Class A	814,102
5,620	Nationstar Mortgage Holdings, Inc.(b)(c)	144,490
15,971	Navigators Group, Inc. (The)(b)	1,185,368
46,992	NBT Bancorp, Inc.	1,081,286
21,946	Nelnet, Inc., Class A	959,918
51,538	New Senior Investment Group, Inc. REIT	852,439
52,976	New York Mortgage Trust, Inc. REIT(c)	410,034
52,668	Newcastle Investment Corp. REIT	233,319
19,029	NewStar Financial, Inc.(b)	201,137
16,979	Nicholas Financial, Inc.(b)	241,611
28,240	NMI Holdings, Inc., Class A(b)	217,448
29,193	Northfield Bancorp, Inc.	420,379
56,413	Northstar Asset Management Group, Inc.	1,194,263
68,765	NorthStar Realty Finance Corp. REIT	1,300,346
109,736	Northwest Bancshares, Inc.	1,294,885
11,397	OceanFirst Financial Corp.	184,631
41,732	OFG Bancorp	671,885
116,814	Old National Bancorp	1,566,476
13,574	One Liberty Properties, Inc. REIT	332,699
35,111	OneBeacon Insurance Group Ltd., Class A	555,105
13,392	Oppenheimer Holdings, Inc., Class A	264,492
34,458	Oritani Financial Corp.	486,202
15,116	Pacific Continental Corp.	191,066
10,233	Pacific Premier Bancorp, Inc.(b)	152,062
20,443	PacWest Bancorp	874,040
13,812	Park National Corp.(c)	1,110,623
34,268	Park Sterling Corp.	229,596
32,197	Parkway Properties, Inc. REIT	589,205
30,751	Pebblebrook Hotel Trust REIT	1,428,076
4,296	Penns Woods Bancorp, Inc.	190,785

Schedule of Investments(a)

70,567	Pennsylvania Real Estate Investment Trust REIT	$1,688,668
68,171	PennyMac Mortgage Investment Trust REIT	1,534,529
12,348	Peoples Bancorp, Inc.	282,152
33,105	Phoenix Cos., Inc. (The)(b)	2,053,503
15,243	PICO Holdings, Inc.(b)	243,736
23,021	Pinnacle Financial Partners, Inc.	827,375
22,508	Piper Jaffray Cos.(b)	1,149,033
32,266	Post Properties, Inc. REIT	1,960,160
36,032	Potlatch Corp. REIT	1,436,236
19,214	PRA Group, Inc.(b)	951,477
43,042	PrivateBancorp, Inc.	1,305,894
10,802	Provident Financial Holdings, Inc.	167,647
71,586	Provident Financial Services, Inc.	1,242,733
12,243	PS Business Parks, Inc. REIT	1,029,759
57,141	Radian Group, Inc.	900,542
111,687	RAIT Financial Trust REIT	787,393
46,747	Ramco-Gershenson Properties Trust REIT	914,839
92,084	Redwood Trust, Inc. REIT	1,835,234
8,642	Regional Management Corp.(b)	125,568
25,405	Renasant Corp.	664,595
12,754	Republic Bancorp, Inc., Class A	290,664
174,435	Resource Capital Corp. REIT	842,521
31,583	Retail Opportunity Investments Corp. REIT	558,072
19,978	Rouse Properties, Inc. REIT(c)	371,391
35,464	Ryman Hospitality Properties, Inc. REIT(c)	1,946,974
31,448	S&T Bancorp, Inc.	864,506
44,110	Sabra Health Care REIT, Inc. REIT	1,442,397
12,428	Safeguard Scientifics, Inc.(b)	227,805
20,417	Safety Insurance Group, Inc.	1,264,833
24,781	Sandy Spring Bancorp, Inc.	612,834
10,026	Saul Centers, Inc. REIT	572,384
54,468	SEI Investments Co.	2,187,980
21,553	Select Income REIT	536,023
78,520	Selective Insurance Group, Inc.	2,027,386
10,294	Sierra Bancorp	163,057
29,406	Silver Bay Realty Trust Corp. REIT	458,145
14,942	Simmons First National Corp.	559,130
9,788	South State Corp.	584,441
19,375	Southside Bancshares, Inc.	528,938
17,550	Southwest Bancorp, Inc.	267,813
18,712	Sovran Self Storage, Inc. REIT	1,772,962
103,538	Spirit Realty Capital, Inc. REIT	1,331,499
17,236	Springleaf Holdings, Inc.(b)	544,658
26,726	St. Joe Co. (The)(b)	431,892
15,665	STAG Industrial, Inc., Class A REIT	410,423
17,719	State Auto Financial Corp.	389,818
26,911	State Bank Financial Corp.	491,395
41,760	Sterling Bancorp	550,397
24,908	Stewart Information Services Corp.	891,706
11,009	Stock Yards Bancorp, Inc.	339,077
72,604	Strategic Hotels & Resorts, Inc. REIT(b)	974,346
12,985	Suffolk Bancorp	298,655
54,449	Summit Hotel Properties, Inc. REIT	698,036
24,717	Sun Communities, Inc. REIT	1,674,082
109,258	Sunstone Hotel Investors, Inc. REIT	1,862,849
45,082	Tanger Factory Outlet Centers, Inc. REIT	1,773,977
5,171	Tejon Ranch Co.(b)	127,310
8,759	Terreno Realty Corp. REIT	199,705
10,021	Territorial Bancorp, Inc.	217,857
19,441	Texas Capital Bancshares, Inc.(b)	794,165
52,731	TFS Financial Corp.	739,289
13,606	Third Point Reinsurance Ltd.(b)	180,007
9,693	Tompkins Financial Corp.	496,960
29,847	TowneBank	433,080

16,305	Trico Bancshares	$380,722
109,562	TrustCo Bank Corp. NY	704,484
25,998	UMB Financial Corp.	1,261,423
18,343	UMH Properties, Inc. REIT	176,643
105,076	Umpqua Holdings Corp.	1,629,729
22,186	Union Bankshares Corp.	443,720
53,424	United Bankshares, Inc.	1,806,265
21,648	United Community Banks, Inc.	379,056
26,879	United Financial Bancorp, Inc.	334,375
24,786	United Fire Group, Inc.	692,521
7,235	Universal Health Realty Income Trust REIT	388,737
28,795	Universal Insurance Holdings, Inc.	668,908
25,074	Univest Corp. of Pennsylvania	464,370
3,293	Urstadt Biddle Properties, Inc. REIT	65,037
21,426	Urstadt Biddle Properties, Inc., Class A REIT	503,511
1,534	Virtus Investment Partners, Inc.	208,056
14,688	Walker & Dunlop, Inc.(b)	260,712
32,590	Walter Investment Management Corp.(b)(c)	491,131
12,939	Washington Trust Bancorp, Inc.	473,826
24,050	Waterstone Financial, Inc.	304,954
34,563	WesBanco, Inc.	1,043,111
24,851	Westamerica Bancorp.	1,010,939
34,082	Western Alliance Bancorp(b)	876,248
18,583	Western Asset Mortgage Capital Corp. REIT(c)	250,871
25,825	Westfield Financial, Inc.	185,940
4,816	Westwood Holdings Group, Inc.	284,096
15,577	Whitestone REIT	244,403
39,750	Wilshire Bancorp, Inc.	361,725
38,564	Winthrop Realty Trust REIT	617,024
28,245	Wintrust Financial Corp.	1,227,810
8,786	World Acceptance Corp.(b)(c)	645,332
5,467	WSFS Financial Corp.	403,793
9,871	Yadkin Financial Corp.(b)	188,141

		238,069,988

	Health Care - 8.6%
7,086	Abaxis, Inc.	435,647
6,048	Acadia Healthcare Co., Inc.(b)	349,272
21,697	Accuray, Inc.(b)(c)	159,907
9,843	Acorda Therapeutics, Inc.(b)	408,977
50,737	Affymetrix, Inc.(b)	560,136
15,350	Air Methods Corp.(b)	637,792
7,922	Akorn, Inc.(b)	337,319
13,880	Albany Molecular Research, Inc.(b)	226,660
12,585	Align Technology, Inc.(b)	667,634
16,101	Alkermes PLC(b)	1,163,297
11,591	Alliance HealthCare Services, Inc.(b)	261,261
93,888	Allscripts Healthcare Solutions, Inc.(b)	1,118,206
11,203	Almost Family, Inc.(b)	340,123
94,846	Amedisys, Inc.(b)	2,672,760
50,302	AMN Healthcare Services, Inc.(b)	946,684
36,380	Amsurg Corp.(b)	2,007,448
5,938	Analogic Corp.	484,125
28,172	AngioDynamics, Inc.(b)	542,170
2,310	athenahealth, Inc.(b)	322,730
994	Atrion Corp.	332,990
11,619	BioMarin Pharmaceutical, Inc.(b)	1,128,902
21,387	Bio-Reference Laboratories, Inc.(b)	717,106
91,279	BioScrip, Inc.(b)	524,854
12,435	Bio-Techne Corp.	1,156,704
53,909	Brookdale Senior Living, Inc.(b)	1,819,429
53,092	Bruker Corp.(b)	1,001,315
15,882	Cambrex Corp.(b)	356,233
8,452	Cantel Medical Corp.	342,898
13,461	Capital Senior Living Corp.(b)	321,314

Schedule of Investments(a)

5,945	Cepheid, Inc.(b)	$335,952
31,248	Charles River Laboratories International, Inc.(b)	2,167,049
12,409	Chemed Corp.	1,255,046
5,628	Computer Programs & Systems, Inc.	277,235
18,124	CONMED Corp.	863,427
5,788	CorVel Corp.(b)	190,657
45,253	Cross Country Healthcare, Inc.(b)	462,938
5,956	Cyberonics, Inc.(b)	330,975
6,994	Cynosure, Inc.(b)	211,359
13,765	Emergent Biosolutions, Inc.(b)	385,833
14,339	Ensign Group, Inc. (The)	595,068
18,769	Envision Healthcare Holdings, Inc.(b)	645,278
328,769	Enzon Pharmaceuticals, Inc.	316,506
7,329	Exactech, Inc.(b)	152,370
9,790	ExamWorks Group, Inc.(b)	361,838
39,816	Exelixis, Inc.(b)	74,456
135,057	Five Star Quality Care, Inc.(b)	469,998
119,075	Gentiva Health Services, Inc.(b)	2,312,437
17,903	Globus Medical, Inc., Class A(b)	422,153
21,612	Greatbatch, Inc.(b)	1,049,479
34,709	Haemonetics Corp.(b)	1,374,476
31,759	Hanger, Inc.(b)	685,359
53,034	Healthways, Inc.(b)	1,093,561
45,749	Hill-Rom Holdings, Inc.	2,184,972
37,378	HMS Holdings Corp.(b)	739,524
28,956	ICON PLC (Ireland)(b)	1,633,118
9,237	ICU Medical, Inc.(b)	772,028
14,497	IDEXX Laboratories, Inc.(b)	2,296,615
52,951	Impax Laboratories, Inc.(b)	1,941,713
12,685	Infinity Pharmaceuticals, Inc.(b)	195,856
17,387	Integra LifeSciences Holdings Corp.(b)	968,804
56,351	Invacare Corp.	825,542
9,222	IPC Healthcare, Inc.(b)	372,200
3,243	Isis Pharmaceuticals, Inc.(b)	222,178
6,127	Jazz Pharmaceuticals PLC(b)	1,037,546
9,228	Landauer, Inc.	258,107
17,912	LHC Group, Inc.(b)	532,345
16,681	Luminex Corp.(b)	294,420
33,890	Masimo Corp.(b)	864,873
41,284	MedAssets, Inc.(b)	764,167
24,882	Medicines Co. (The)(b)	713,367
3,234	Medidata Solutions, Inc.(b)	139,030
30,653	Meridian Bioscience, Inc.	530,297
36,132	Merit Medical Systems, Inc.(b)	553,904
17,432	Momenta Pharmaceuticals, Inc.(b)	187,743
6,493	MWI Veterinary Supply, Inc.(b)	1,231,527
24,518	Myriad Genetics, Inc.(b)(c)	917,464
10,562	National Healthcare Corp.	665,089
14,393	Natus Medical, Inc.(b)	541,177
8,289	Neogen Corp.(b)	382,123
21,433	NuVasive, Inc.(b)	992,777
17,121	NxStage Medical, Inc.(b)	306,295
14,801	Omnicell, Inc.(b)	471,116
32,623	Orthofix International NV(b)	995,002
29,194	PAREXEL International Corp.(b)	1,779,666
62,594	PharMerica Corp.(b)	1,440,288
32,413	Prestige Brands Holdings, Inc.(b)	1,110,469
24,800	Providence Service Corp. (The)(b)	967,200
48,754	QLT, Inc. (Canada)(b)	209,642
44,841	Quality Systems, Inc.	730,460
8,903	Quidel Corp.(b)	209,577
10,095	Quintiles Transnational Holdings, Inc.(b)	610,748
144,367	RadNet, Inc.(b)	1,139,056
2,874	Regeneron Pharmaceuticals, Inc.(b)	1,197,481
61,576	Rigel Pharmaceuticals, Inc.(b)	127,462
70,018	RTI Surgical, Inc.(b)	312,280

7,981	Salix Pharmaceuticals Ltd.(b)	$1,074,801
37,683	SciClone Pharmaceuticals, Inc.(b)	278,101
3,369	Seattle Genetics, Inc.(b)	104,978
72,518	Select Medical Holdings Corp.	980,443
26,429	Sirona Dental Systems, Inc.(b)	2,384,424
48,505	Skilled Healthcare Group, Inc., Class A(b)	402,592
28,870	Spectrum Pharmaceuticals, Inc.(b)(c)	202,090
8,420	Surgical Care Affiliates, Inc.(b)	271,545
8,036	SurModics, Inc.(b)	184,185
13,685	Symmetry Surgical, Inc.(b)	98,532
16,498	Syneron Medical Ltd. (Israel)(b)	176,529
4,335	Taro Pharmaceutical Industries Ltd. (Israel)(b)	721,778
28,949	Team Health Holdings, Inc.(b)	1,496,663
25,869	Thoratec Corp.(b)	928,438
12,997	Tornier NV(b)	314,137
63,658	Triple-S Management Corp., Class B(b)	1,532,885
15,913	United Therapeutics Corp.(b)	2,245,802
118,334	Universal American Corp.(b)	1,068,556
8,540	US Physical Therapy, Inc.	331,267
12,576	Vertex Pharmaceuticals, Inc.(b)	1,385,121
27,620	VIVUS, Inc.(b)(c)	72,364
26,434	Volcano Corp.(b)	475,019
33,114	West Pharmaceutical Services, Inc.	1,632,851
20,985	Wright Medical Group, Inc.(b)	512,244

		90,617,936

	Industrials - 16.8%
29,017	A.O. Smith Corp.	1,723,900
14,507	AAON, Inc.	316,398
58,659	AAR Corp.	1,681,167
43,553	Acacia Research Corp.	545,284
221,237	ACCO Brands Corp.(b)	1,752,197
133,007	Accuride Corp.(b)	585,231
19,183	Aceto Corp.	372,150
44,199	Actuant Corp.	1,021,439
14,120	Acuity Brands, Inc.	2,116,447
7,650	Advisory Board Co. (The)(b)	358,632
57,268	Aegion Corp.(b)	877,346
9,592	Aerovironment, Inc.(b)	245,459
80,409	Air Transport Services Group, Inc.(b)	669,807
99,443	Aircastle Ltd.	1,994,827
7,255	Alamo Group, Inc.	326,838
20,647	Albany International Corp., Class A	704,682
2,434	Allegiant Travel Co.	441,211
36,938	Allison Transmission Holdings, Inc.	1,156,898
14,882	Altra Industrial Motion Corp.	380,235
7,396	AMERCO(b)	2,116,070
28,189	Ameresco, Inc., Class A(b)	164,342
4,060	American Railcar Industries, Inc.(c)	203,812
7,144	American Science & Engineering, Inc.	331,482
6,848	American Woodmark Corp.(b)	281,658
17,537	Apogee Enterprises, Inc.	758,651
30,799	Applied Industrial Technologies, Inc.	1,245,204
56,168	ARC Document Solutions, Inc.(b)	515,061
29,401	ArcBest Corp.	1,095,481
18,077	Astec Industries, Inc.	642,818
2,930	Astronics Corp.(b)	163,172
60,345	Atlas Air Worldwide Holdings, Inc.(b)	2,727,594
15,395	AZZ, Inc.	649,515
39,594	Baltic Trading Ltd.(c)	64,142
36,322	Barnes Group, Inc.	1,247,661
2,827	Barrett Business Services, Inc.	86,648
43,891	Beacon Roofing Supply, Inc.(b)	1,039,778
52,605	Blount International, Inc.(b)	815,377
98,016	Box Ships, Inc. (Greece)(b)	90,508
67,042	Brady Corp., Class A	1,754,489
75,853	Briggs & Stratton Corp.	1,396,454

Schedule of Investments(a)

21,859	Builders FirstSource, Inc.(b)	$129,405
11,631	CAI International, Inc.(b)	243,902
62,353	Casella Waste Systems, Inc., Class A(b)	237,565
75,684	CBIZ, Inc.(b)	626,663
25,595	CDI Corp.	434,859
20,916	Celadon Group, Inc.	498,428
239,393	Cenveo, Inc.(b)(c)	471,604
14,051	Chart Industries, Inc.(b)	400,453
33,512	China Yuchai International Ltd.	613,605
9,399	CIRCOR International, Inc.	464,217
26,031	CLARCOR, Inc.	1,627,718
24,298	Columbus McKinnon Corp.	608,665
49,670	Comfort Systems USA, Inc.	827,005
56,432	Commercial Vehicle Group, Inc.(b)	312,069
39,734	Copart, Inc.(b)	1,454,264
12,809	Corporate Executive Board Co. (The)	877,673
19,019	Costamare, Inc. (Greece)	324,845
19,390	Courier Corp.	455,083
13,592	CRA International, Inc.(b)	401,372
15,883	Cubic Corp.	830,522
38,685	Danaos Corp. (Greece)(b)	189,556
70,236	Diana Containerships, Inc. (Greece)(c)	163,650
108,580	Diana Shipping, Inc. (Greece)(b)(c)	720,971
21,621	DigitalGlobe, Inc.(b)	581,389
23,857	Douglas Dynamics, Inc.	481,673
17,806	Ducommun, Inc.(b)	462,422
4,811	DXP Enterprises, Inc.(b)	197,347
44,159	Dycom Industries, Inc.(b)	1,360,539
9,782	Dynamic Materials Corp.	138,513
13,878	Echo Global Logistics, Inc.(b)	366,379
14,299	Encore Wire Corp.	437,978
34,592	Engility Holdings, Inc.(b)	1,380,221
51,242	Ennis, Inc.	683,568
16,325	EnPro Industries, Inc.(b)	968,562
24,731	ESCO Technologies, Inc.	890,811
6,000	Exponent, Inc.	480,840
44,750	Federal Signal Corp.	683,332
15,382	Forward Air Corp.	690,652
19,202	Franklin Electric Co., Inc.	656,900
12,967	FreightCar America, Inc.	302,650
25,143	Furmanite Corp.(b)	184,298
19,533	G&K Services, Inc.	1,369,263
30,092	GenCorp, Inc.(b)	505,546
37,968	Gibraltar Industries, Inc.(b)	574,835
36,546	Global Brass & Copper Holdings, Inc.	479,849
23,720	Global Power Equipment Group, Inc.	292,468
10,725	Gorman-Rupp Co. (The)	305,770
11,060	GP Strategies Corp.(b)	369,183
22,537	Graco, Inc.	1,605,536
41,364	Granite Construction, Inc.	1,409,685
77,772	Great Lakes Dredge & Dock Corp.(b)	604,288
22,834	Greenbrier Cos., Inc. (The)(c)	1,185,770
68,522	Griffon Corp.	1,006,588
34,901	H&E Equipment Services, Inc.	612,164
15,575	Hardinge, Inc.	177,711
30,982	Hawaiian Holdings, Inc.(b)	602,290
57,189	HD Supply Holdings, Inc.(b)	1,648,759
40,339	Healthcare Services Group, Inc.	1,271,082
36,389	Heartland Express, Inc.	934,833
5,671	HEICO Corp.	344,116
11,440	HEICO Corp., Class A	539,625
27,200	Heidrick & Struggles International, Inc.	602,752
44,464	Herman Miller, Inc.	1,291,679
53,503	Hillenbrand, Inc.	1,680,529
50,321	HNI Corp.	2,478,309
20,685	Houston Wire & Cable Co.	228,983
43,273	Hub Group, Inc., Class A(b)	1,445,318

7,615	Hurco Cos., Inc.	$267,134
14,203	Huron Consulting Group, Inc.(b)	1,068,350
7,246	Hyster-Yale Materials Handling, Inc., Class A	453,962
17,587	ICF International, Inc.(b)	657,050
52,866	InnerWorkings, Inc.(b)	271,203
33,244	Insperity, Inc.	1,394,253
16,009	Insteel Industries, Inc.	326,904
44,452	Interface, Inc.	698,341
11,023	International Shipholding Corp.	184,745
30,306	Intersections, Inc.(c)	103,646
19,918	Jinpan International Ltd. (China)	102,777
23,773	John Bean Technologies Corp.	717,707
11,208	Kadant, Inc.	445,406
29,236	Kaman Corp.	1,111,553
78,746	Kelly Services, Inc., Class A	1,330,807
14,130	KEYW Holding Corp. (The)(b)(c)	125,616
23,980	Kforce, Inc.	561,132
37,759	Kimball International, Inc., Class B	327,371
44,517	Knight Transportation, Inc.	1,268,289
55,838	Knightsbridge Shipping Ltd. (Bermuda)(c)	223,910
52,248	Knoll, Inc.	1,070,561
38,233	Korn/Ferry International(b)	1,089,640
73,534	Kratos Defense & Security Solutions, Inc.(b)	357,375
29,806	Landstar System, Inc.	1,909,968
59,028	Layne Christensen Co.(b)(c)	477,536
9,093	LB Foster Co., Class A	431,099
5,759	Lindsay Corp.	497,693
18,785	LMI Aerospace, Inc.(b)	266,747
10,335	LS Starrett Co. (The), Class A	222,926
36,264	LSI Industries, Inc.	266,178
17,507	Lydall, Inc.(b)	482,318
30,569	Macquarie Infrastructure Co. LLC	2,184,461
23,068	Marten Transport Ltd.	471,741
14,039	Masonite International Corp.(b)	880,526
50,901	MasTec, Inc.(b)	942,686
298,289	Matson, Inc.	10,365,543
23,515	Matthews International Corp.	1,089,450
21,213	McGrath RentCorp	644,451
140,263	Metalico, Inc.(b)(c)	81,633
79,754	MFC Industrial Ltd. (Canada)	330,979
12,928	Middleby Corp. (The)(b)	1,228,419
13,742	Miller Industries, Inc.	277,588
14,133	Mistras Group, Inc.(b)	284,073
30,091	Mobile Mini, Inc.	1,092,303
25,349	MSA Safety, Inc.	1,106,737
42,055	Mueller Industries, Inc.	1,320,106
105,550	Mueller Water Products, Inc.	1,079,776
13,071	Multi-Color Corp.	760,994
30,194	MYR Group, Inc.(b)	755,756
10,801	National Presto Industries, Inc.(c)	680,463
64,164	Navigant Consulting, Inc.(b)	925,886
134,958	Navios Maritime Holdings, Inc. (Greece)(c)	489,898
15,667	NCI Building Systems, Inc.(b)	241,742
11,805	NN, Inc.	272,105
22,730	Nordson Corp.	1,656,108
13,789	Nortek, Inc.(b)	1,052,514
14,533	Northwest Pipe Co.(b)	347,775
22,227	On Assignment, Inc.(b)	780,834
52,231	Orbital Sciences Corp.(b)	1,467,169
38,959	Orion Marine Group, Inc.(b)	355,696
46,299	Paragon Shipping, Inc. (Greece)(b)(c)	81,023
9,346	Park-Ohio Holdings Corp.	499,357
16,916	Ply Gem Holdings, Inc.(b)	213,142
29,349	PMFG, Inc.(b)	141,169
38,198	Polypore International, Inc.(b)	1,708,215

Schedule of Investments(a)

8,535	Powell Industries, Inc.	$332,950
2,798	Preformed Line Products Co.	133,772
14,636	Primoris Services Corp.	274,864
74,397	Quad Graphics, Inc., Class A	1,490,916
36,994	Quality Distribution, Inc.(b)	308,530
37,108	Quanex Building Products Corp.	698,744
18,670	Raven Industries, Inc.	400,285
11,354	RBC Bearings, Inc.	658,986
39,100	Resources Connection, Inc.	652,970
28,822	Rexnord Corp.(b)	713,344
24,374	Roadrunner Transportation Systems, Inc.(b)	495,280
26,962	Rollins, Inc.	891,094
11,089	RPX Corp.(b)	136,949
42,971	Rush Enterprises, Inc., Class A(b)	1,203,188
8,734	Rush Enterprises, Inc., Class B(b)	237,128
52,917	Safe Bulkers, Inc. (Greece)(c)	189,972
25,179	Saia, Inc.(b)	1,060,288
70,679	Seaspan Corp.(c)	1,264,447
24,219	Simpson Manufacturing Co., Inc.	790,508
23,243	SP Plus Corp.(b)	518,784
5,557	Sparton Corp.(b)	130,478
5,616	Spirit Airlines, Inc.(b)	416,370
10,006	Standex International Corp.	701,321
48,973	Star Bulk Carriers Corp. (Greece)(b)(c)	196,382
26,478	Sterling Construction Co., Inc.(b)	91,879
7,056	Sun Hydraulics Corp.	255,709
63,605	Swift Transportation Co., Class A(b)	1,563,411
38,007	TAL International Group, Inc.	1,544,985
14,648	Team, Inc.(b)	558,675
44,605	Tecumseh Products Co.(b)	157,902
10,656	Tennant Co.	694,878
67,467	Tetra Tech, Inc.	1,553,765
19,276	Textainer Group Holdings Ltd.(c)	632,446
13,552	Thermon Group Holdings, Inc.(b)	277,138
53,009	Titan International, Inc.(c)	473,900
54,643	Titan Machinery, Inc.(b)(c)	772,106
24,568	Toro Co. (The)	1,594,709
7,741	Trex Co., Inc.(b)	329,225
32,549	TriMas Corp.(b)	878,497
39,031	TrueBlue, Inc.(b)	861,024
10,953	Twin Disc, Inc.	176,343
9,714	UniFirst Corp.	1,128,087
22,780	Universal Forest Products, Inc.	1,140,367
10,734	US Ecology, Inc.	445,032
19,576	USA Truck, Inc.(b)	544,213
32,244	USG Corp.(b)	981,830
29,384	Verisk Analytics, Inc., Class A(b)	1,890,860
30,713	Viad Corp.	828,637
6,625	VSE Corp.	479,451
39,058	Wabash National Corp.(b)	487,053
20,820	Wabtec Corp.	1,737,429
3,343	WageWorks, Inc.(b)	183,999
18,254	Watts Water Technologies, Inc., Class A	1,070,232
35,825	Wesco Aircraft Holdings, Inc.(b)	467,158
31,621	West Corp.	1,034,007
42,720	Woodward, Inc.	1,905,739
16,145	Xerium Technologies, Inc.(b)	248,472

		177,498,387

	Information Technology - 17.1%
6,668	3D Systems Corp.(b)(c)	193,905
45,475	ACI Worldwide, Inc.(b)	839,923
12,512	Actua Corp.(b)	201,443
32,404	Acxiom Corp.(b)	589,753
39,173	ADTRAN, Inc.	866,115
18,836	Advanced Energy Industries, Inc.(b)	452,064
15,827	Advent Software, Inc.	662,360
16,087	Agilysys, Inc.(b)	166,983

27,504	Alpha & Omega Semiconductor Ltd.(b)	$241,210
19,866	American Software, Inc., Class A	164,689
49,060	ARRIS Group, Inc.(b)	1,286,353
19,876	Aruba Networks, Inc.(b)	329,544
4,247	Aspen Technology, Inc.(b)	150,110
236,350	Atmel Corp.(b)	1,968,795
9,916	AVG Technologies NV(b)	196,138
154,701	Aviat Networks, Inc.(b)	198,017
66,117	AVX Corp.	854,893
113,322	Axcelis Technologies, Inc.(b)	271,973
7,343	Badger Meter, Inc.	439,552
20,131	Bankrate, Inc.(b)	251,235
3,444	Bel Fuse, Inc., Class A	71,291
13,118	Bel Fuse, Inc., Class B	308,535
22,807	Belden, Inc.	1,891,613
28,809	Black Box Corp.	605,277
19,300	Blackbaud, Inc.	843,603
25,090	Blucora, Inc.(b)	339,217
9,749	Bottomline Technologies (de), Inc.(b)	241,483
5,962	BroadSoft, Inc.(b)	160,318
61,867	Brooks Automation, Inc.	798,703
34,066	Cabot Microelectronics Corp.(b)	1,683,201
100,985	Cadence Design Systems, Inc.(b)	1,816,720
34,957	Calix, Inc.(b)	335,587
14,518	Canadian Solar, Inc. (Canada)(b)(c)	296,022
16,017	Cardtronics, Inc.(b)	538,331
4,195	Cass Information Systems, Inc.	183,825
7,208	Cavium, Inc.(b)	423,902
77,512	CDW Corp.	2,655,561
10,921	CEVA, Inc.(b)	199,964
62,164	Checkpoint Systems, Inc.(b)	805,645
21,378	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	501,742
124,557	Ciber, Inc.(b)	402,319
24,884	Ciena Corp.(b)	460,852
14,902	Cimpress NV(b)	1,200,356
46,999	Cirrus Logic, Inc.(b)	1,245,473
21,659	Cognex Corp.(b)	795,968
15,789	Coherent, Inc.(b)	977,023
34,163	Cohu, Inc.	387,067
34,223	CommScope Holding Co., Inc.(b)	961,837
7,744	CommVault Systems, Inc.(b)	337,484
13,255	Computer Task Group, Inc.	107,233
8,275	comScore, Inc.(b)	343,909
27,086	Comtech Telecommunications Corp.	894,921
11,168	Comverse, Inc.(b)	192,425
10,053	Constant Contact, Inc.(b)	380,204
3,681	CoStar Group, Inc.(b)	679,181
12,724	Cray, Inc.(b)	413,403
32,877	CSG Systems International, Inc.	806,144
24,788	CTS Corp.	396,608
80,415	Cypress Semiconductor Corp.(b)(c)	1,184,513
44,108	Daktronics, Inc.	546,057
15,542	Datalink Corp.(b)	176,557
12,922	Dealertrack Technologies, Inc.(b)	519,464
6,244	Demand Media, Inc.(b)	25,288
40,238	Dice Holdings, Inc.(b)	332,768
35,406	Digi International, Inc.(b)	338,127
33,818	Digital River, Inc.(b)	863,374
31,751	Diodes, Inc.(b)	839,179
33,065	Dolby Laboratories, Inc., Class A	1,282,922
33,275	DSP Group, Inc.(b)	365,692
11,996	DTS, Inc.(b)	332,529
368,263	EarthLink Holdings Corp.	1,554,070
28,329	Eastman Kodak Co.(b)(c)	510,205
21,329	Ebix, Inc.(c)	487,368
20,797	Electro Rent Corp.	268,073

Schedule of Investments(a)

45,080	Electro Scientific Industries, Inc.	$282,652
19,503	Electronics for Imaging, Inc.(b)	753,791
108,194	Emulex Corp.(b)	677,294
12,085	EnerNOC, Inc.(b)	208,104
75,953	Entegris, Inc.(b)	987,389
87,835	Entropic Communications, Inc.(b)	227,493
4,848	EPAM Systems, Inc.(b)	237,213
29,067	EPIQ Systems, Inc.	507,219
6,468	ePlus, Inc.(b)	436,202
36,590	Euronet Worldwide, Inc.(b)	1,660,820
18,452	EVERTEC, Inc.	370,147
17,281	Exar Corp.(b)	155,875
14,879	ExlService Holdings, Inc.(b)	437,145
49,529	Extreme Networks, Inc.(b)	145,615
23,204	Fabrinet (Thailand)(b)	378,921
15,379	FactSet Research Systems, Inc.	2,208,271
15,431	Fair Isaac Corp.	1,101,002
6,904	FARO Technologies, Inc.(b)	382,136
9,720	FEI Co.	799,178
46,355	Finisar Corp.(b)	840,880
10,896	FleetCor Technologies, Inc.(b)	1,530,888
43,887	FormFactor, Inc.(b)	331,347
9,936	Forrester Research, Inc.	374,985
26,002	Fortinet, Inc.(b)	777,330
39,659	Freescale Semiconductor Ltd.(b)(c)	1,272,657
19,830	Gartner, Inc.(b)	1,670,083
41,985	Global Cash Access Holdings, Inc.(b)	277,521
28,367	GSI Group, Inc.(b)	375,012
3,398	Guidewire Software, Inc.(b)	170,240
36,017	Hackett Group, Inc. (The)	273,009
113,291	Harmonic, Inc.(b)	866,676
28,981	Heartland Payment Systems, Inc.	1,442,384
14,376	Hollysys Automation Technologies Ltd. (China)(b)	362,131
6,906	HomeAway, Inc.(b)	176,034
86,124	Hutchinson Technology, Inc.(b)	300,573
25,996	IAC/InterActiveCorp.	1,584,456
7,687	iGATE Corp.(b)	272,120
54,251	II-VI, Inc.(b)	932,575
45,839	Imation Corp.(b)	172,355
50,932	Infinera Corp.(b)	821,024
34,030	Informatica Corp.(b)	1,418,541
72,435	Integrated Device Technology, Inc.(b)	1,324,836
29,686	Integrated Silicon Solution, Inc.	477,351
2,147	Interactive Intelligence Group, Inc.(b)	87,082
35,882	InterDigital, Inc.	1,793,382
46,647	Internap Corp.(b)	392,768
133,835	Intersil Corp.	1,915,179
14,788	InterXion Holding NV (Netherlands)(b)	403,565
24,675	Intralinks Holdings, Inc.(b)	263,035
8,704	InvenSense, Inc.(b)(c)	128,558
8,041	IPG Photonics Corp.(b)	600,180
35,808	Ixia(b)	363,093
19,310	IXYS Corp.	218,203
17,503	j2 Global, Inc.	1,005,372
25,410	Jack Henry & Associates, Inc.	1,559,412
129,646	JDS Uniphase Corp.(b)	1,575,199
92,317	Kemet Corp.(b)	350,805
17,213	Key Tronic Corp.(b)	158,704
28,363	Kimball Electronics, Inc.(b)	288,735
88,156	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,337,327
59,820	Lattice Semiconductor Corp.(b)	426,517
4,312	LinkedIn Corp., Class A(b)	969,079
45,569	Lionbridge Technologies, Inc.(b)	226,934
13,927	Liquidity Services, Inc.(b)	107,795
8,922	Littelfuse, Inc.	880,958

13,490	LivePerson, Inc.(b)	$144,343
4,503	LogMeIn, Inc.(b)	214,118
53,763	Magnachip Semiconductor Corp. (South Korea)(b)	773,112
12,429	Manhattan Associates, Inc.(b)	554,831
50,097	ManTech International Corp., Class A	1,629,655
17,553	MAXIMUS, Inc.	978,053
17,287	Mellanox Technologies Ltd. (Israel)(b)	760,974
72,980	Mentor Graphics Corp.	1,679,270
3,347	MercadoLibre, Inc. (Argentina)	414,827
37,871	Mercury Systems, Inc.(b)	597,604
16,557	Methode Electronics, Inc.	598,867
35,227	Micrel, Inc.	495,644
59,753	Microsemi Corp.(b)	1,664,719
3,476	MicroStrategy, Inc., Class A(b)	561,722
37,650	MKS Instruments, Inc.	1,318,126
113,538	ModusLink Global Solutions, Inc.(b)	409,872
17,718	MoneyGram International, Inc.(b)	150,957
9,618	Monolithic Power Systems, Inc.	456,759
158,965	Monster Worldwide, Inc.(b)	656,525
7,717	MTS Systems Corp.	557,785
15,535	Multi-Fineline Electronix, Inc.(b)	202,110
95,688	Nam Tai Property, Inc. (China)(c)	464,087
11,424	Nanometrics, Inc.(b)	177,529
49,139	National Instruments Corp.	1,478,101
57,974	Net 1 UEPS Technologies, Inc. (South Africa)(b)	689,311
38,604	NETGEAR, Inc.(b)	1,303,657
16,822	NetScout Systems, Inc.(b)	603,910
44,667	NeuStar, Inc., Class A(b)(c)	1,174,295
30,640	Newport Corp.(b)	567,453
22,912	NIC, Inc.	376,215
91,209	Novatel Wireless, Inc.(b)	481,584
89,830	Oclaro, Inc.(b)	128,457
73,028	OmniVision Technologies, Inc.(b)	1,974,677
46,090	Orbotech Ltd. (Israel)(b)	711,169
11,978	OSI Systems, Inc.(b)	838,220
23,473	Park Electrochemical Corp.	509,599
15,404	PC Connection, Inc.	365,845
7,850	Pegasystems, Inc.	153,624
17,822	Perficient, Inc.(b)	320,796
30,620	Pericom Semiconductor Corp.(b)	447,358
102,342	Photronics, Inc.(b)	859,673
22,788	Plantronics, Inc.	1,044,374
42,929	Plexus Corp.(b)	1,626,580
147,252	PMC - Sierra, Inc.(b)	1,301,708
7,166	Power Integrations, Inc.	369,622
30,661	PRGX Global, Inc.(b)	159,131
41,971	Progress Software Corp.(b)	1,051,374
42,150	PTC, Inc.(b)	1,408,231
10,300	Qlik Technologies, Inc.(b)	292,520
114,594	QLogic Corp.(b)	1,530,976
42,792	Qorvo, Inc.(b)	3,161,045
436,037	Quantum Corp.(b)	688,938
53,230	QuinStreet, Inc.(b)	272,538
41,153	Rackspace Hosting, Inc.(b)	1,850,239
80,481	Radisys Corp.(b)	186,716
17,486	Radware Ltd. (Israel)(b)	336,431
31,824	Rambus, Inc.(b)	358,020
17,982	RealD, Inc.(b)	195,105
37,967	RealNetworks, Inc.(b)	266,908
10,758	RealPage, Inc.(b)	193,752
6,239	Rightside Group Ltd.(b)	49,288
52,646	Riverbed Technology, Inc.(b)	1,083,455
35,265	Rofin-Sinar Technologies, Inc.(b)	949,334
10,626	Rogers Corp.(b)	784,836
16,044	Rosetta Stone, Inc.(b)	144,717

Schedule of Investments(a)

16,717	Rubicon Technology, Inc.(b)(c)	$69,543
26,466	Rudolph Technologies, Inc.(b)	265,454
50,385	Sapient Corp.(b)(c)	1,252,571
50,330	ScanSource, Inc.(b)	1,735,378
23,591	Seachange International, Inc.(b)	166,552
34,499	Semtech Corp.(b)	878,345
21,811	ShoreTel, Inc.(b)	154,422
47,310	Sigma Designs, Inc.(b)	300,892
23,570	Silicon Graphics International Corp.(b)	222,265
34,449	Silicon Image, Inc.(b)	250,100
18,097	Silicon Laboratories, Inc.(b)	791,925
16,536	SINA Corp. (China)(b)	598,934
20,275	Sohu.com, Inc. (China)(b)	1,138,238
11,520	SolarWinds, Inc.(b)	554,688
19,672	Solera Holdings, Inc.	1,015,075
15,972	Sonus Networks, Inc.(b)	304,746
83,468	Spansion, Inc.(b)(c)	2,959,775
57,886	Speed Commerce, Inc.(b)	137,769
28,847	SS&C Technologies Holdings, Inc.	1,596,105
157,421	STR Holdings, Inc.(b)	83,433
8,800	Stratasys Ltd.(b)(c)	699,512
20,686	SunPower Corp.(b)	498,946
26,988	Super Micro Computer, Inc.(b)	986,951
55,779	Sykes Enterprises, Inc.(b)	1,256,143
11,253	Synaptics, Inc.(b)	864,343
10,915	Synchronoss Technologies, Inc.(b)	463,560
11,943	Syntel, Inc.(b)	516,535
74,458	Take-Two Interactive Software, Inc.(b)	2,212,892
112,439	TeleCommunication Systems, Inc., Class A(b)	318,202
24,346	TeleTech Holdings, Inc.(b)	537,073
7,572	Tessco Technologies, Inc.	171,506
38,808	Tessera Technologies, Inc.	1,439,001
24,183	TiVo, Inc.(b)	252,954
118,497	TTM Technologies, Inc.(b)	823,554
4,191	Tyler Technologies, Inc.(b)	444,581
1,552	Ultimate Software Group, Inc. (The)(b)	229,712
16,839	Ultra Clean Holdings, Inc.(b)	148,183
17,218	Ultratech, Inc.(b)	274,455
129,315	United Online, Inc.(b)	1,706,958
7,154	Universal Display Corp.(b)(c)	227,926
46,130	Vantiv, Inc., Class A(b)	1,586,411
33,036	Veeco Instruments, Inc.(b)	963,660
17,665	Verint Systems, Inc.(b)	942,958
28,035	VeriSign, Inc.(b)	1,527,347
21,190	ViaSat, Inc.(b)	1,191,302
9,225	Virtusa Corp.(b)	345,568
18,883	Vishay Precision Group, Inc.(b)	314,213
14,160	VMware, Inc., Class A(b)	1,091,736
15,734	WebMD Health Corp.(b)	609,692
15,512	WEX, Inc.(b)	1,427,880
2,031	Workday, Inc., Class A(b)	161,383
31,137	Xcerra Corp.(b)	239,132
13,921	XO Group, Inc.(b)	228,861
37,628	Yandex NV, Class A (Russia)(b)	560,281
24,438	Zebra Technologies Corp.(b)	2,039,595
253,585	Zynga, Inc., Class A(b)	649,178

		180,867,210

	Materials - 5.4%
42,729	A. Schulman, Inc.	1,489,106
29,718	A.M. Castle & Co.(b)(c)	179,794
11,355	AEP Industries, Inc.(b)	568,999
99,636	Allied Nevada Gold Corp.(b)(c)	102,625
10,329	American Vanguard Corp.	115,478
16,898	Ampco-Pittsburgh Corp.	307,544
47,701	Axiall Corp.	2,110,769
8,818	Balchem Corp.	467,089

46,965	Boise Cascade Co.(b)	$1,899,265
4,874	Caesarstone Sdot-Yam Ltd. (Israel)	302,675
36,034	Calgon Carbon Corp.(b)	710,951
31,197	Carpenter Technology Corp.	1,183,614
97,337	Century Aluminum Co.(b)	2,249,458
75,512	China Green Agriculture, Inc. (China)(c)	134,411
24,547	Clearwater Paper Corp.(b)	1,816,969
41,615	Constellium NV, Class A (Netherlands)(b)	766,132
3,795	Deltic Timber Corp.	237,187
12,212	Eagle Materials, Inc.	869,739
94,606	Ferro Corp.(b)	1,052,965
11,148	Flotek Industries, Inc.(b)	180,263
17,982	FutureFuel Corp.	197,622
32,980	Globe Specialty Metals, Inc.	508,552
31,245	Gold Resource Corp.	109,358
179,923	Golden Minerals Co.(b)(c)	100,757
94,376	Gulf Resources, Inc. (China)(b)	166,102
32,065	H.B. Fuller Co.	1,319,475
10,856	Handy & Harman Ltd.(b)	489,931
11,260	Hawkins, Inc.	433,623
11,473	Haynes International, Inc.	446,644
43,936	Headwaters, Inc.(b)	618,619
310,756	Hecla Mining Co.	1,022,387
31,068	Horsehead Holding Corp.(b)(c)	417,554
24,051	Innophos Holdings, Inc.	1,431,997
14,525	Innospec, Inc.	573,302
65,853	Intrepid Potash, Inc.(b)	876,503
22,149	Kaiser Aluminum Corp.	1,535,147
31,731	KapStone Paper and Packaging Corp.	947,805
27,169	Koppers Holdings, Inc.	493,389
51,711	Kraton Performance Polymers, Inc.(b)	1,000,091
35,172	Kronos Worldwide, Inc.	394,982
58,735	Louisiana-Pacific Corp.(b)	961,492
18,639	LSB Industries, Inc.(b)	582,282
29,671	Materion Corp.	977,659
169,327	McEwen Mining, Inc.(b)(c)	211,659
26,174	Mercer International, Inc.(b)	331,886
23,114	Minerals Technologies, Inc.	1,510,038
134,441	Molycorp, Inc.(b)(c)	44,366
26,385	Myers Industries, Inc.	439,310
13,255	Neenah Paper, Inc.	760,572
160,803	Noranda Aluminum Holding Corp.	487,233
23,734	Olympic Steel, Inc.	325,393
59,686	OM Group, Inc.	1,671,208
65,447	OMNOVA Solutions, Inc.(b)	448,966
47,735	P.H. Glatfelter Co.	1,091,699
13,949	Penford Corp.(b)	262,520
48,102	PolyOne Corp.	1,711,950
9,290	Quaker Chemical Corp.	733,167
154,999	Rentech, Inc.(b)	185,999
20,644	Royal Gold, Inc.	1,495,864
33,661	RTI International Metals, Inc.(b)	750,640
22,218	Schweitzer-Mauduit International, Inc.	863,391
30,092	Scotts Miracle-Gro Co. (The)	1,908,736
17,796	Stepan Co.	683,366
112,901	Stillwater Mining Co.(b)	1,543,357
74,739	SunCoke Energy, Inc.	1,128,559
23,406	Tredegar Corp.	500,654
63,689	Tronox Ltd., Class A	1,346,385
9,085	Universal Stainless & Alloy Products, Inc.(b)	202,505
8,648	US Concrete, Inc.(b)	219,140
162,819	Verso Corp.(b)(c)	341,920
48,760	Wausau Paper Corp.	495,402
19,239	Westlake Chemical Corp.	1,102,587
44,928	Worthington Industries, Inc.	1,344,695
26,989	Zep, Inc.	432,364

		56,925,837

Schedule of Investments(a)

	Telecommunication Services - 1.4%
255,094	Alaska Communications Systems Group, Inc.(b)	$454,068
9,170	Atlantic Tele-Network, Inc.	609,163
9,603	Cogent Communications Group, Inc.	355,887
66,411	Consolidated Communications Holdings, Inc.	1,546,048
66,884	FairPoint Communications, Inc.(b)(c)	1,000,585
71,221	General Communication, Inc., Class A(b)	1,045,524
10,460	Hawaiian Telcom Holdco, Inc.(b)	272,274
27,273	IDT Corp., Class B	582,551
42,000	Inteliquent, Inc.	706,440
48,211	Intelsat SA(b)	759,323
95,581	Iridium Communications, Inc.(b)(c)	813,394
19,047	Lumos Networks Corp.	305,324
59,211	NTELOS Holdings Corp.	242,765
55,893	Premiere Global Services, Inc.(b)	494,094
18,028	SBA Communications Corp.(b)	2,103,868
18,758	Shenandoah Telecommunications Co.	557,300
51,799	Spok Holdings, Inc.	886,799
33,170	United States Cellular Corp.(b)	1,153,984
130,070	Vonage Holdings Corp.(b)	546,294

		14,435,685

	Utilities - 1.8%
33,085	American States Water Co.	1,311,489
7,596	Artesian Resources Corp., Class A	168,251
46,217	California Water Service Group	1,134,165
14,898	Chesapeake Utilities Corp.	726,427
9,035	Connecticut Water Service, Inc.	324,899
14,835	Consolidated Water Co. Ltd. (Cayman Islands)	160,960
44,075	El Paso Electric Co.	1,765,645
67,671	Empire District Electric Co. (The)(c)	2,061,935
16,830	Genie Energy Ltd., Class B	105,524
37,744	Laclede Group, Inc. (The)	2,029,118
34,126	MGE Energy, Inc.	1,566,383
18,026	Middlesex Water Co.	394,229
44,752	Northwest Natural Gas Co.	2,233,572
7,207	NRG Yield, Inc., Class A	381,106
14,787	Ormat Technologies, Inc.	395,552
43,584	Otter Tail Corp.	1,347,617
7,274	Pattern Energy Group, Inc.	212,546
15,145	SJW Corp.	511,447
30,639	South Jersey Industries, Inc.	1,784,722
19,431	Unitil Corp.	725,942
10,229	York Water Co. (The)	242,121

		19,583,650

	Total Common Stocks and Other Equity Interests (Cost $950,893,180)	1,058,465,232

	Rights - 0.0%
	Health Care - 0.0%
999	Providence Service Corp. (The), expiring 03/05/15 (Cost $0)	0

	Warrants - 0.0%
	Energy - 0.0%
4,742	Magnum Hunter Resources Corp., expiring 05/15/16 (Cost $0)	0

	Money Market Fund - 0.0%
453,833	Invesco Premier Portfolio – Institutional Class(d) (Cost $453,833)	$453,833

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $951,347,013)-100.0%	1,058,919,065

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.2%
43,793,246	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $43,793,246)	43,793,246

	Total Investments (Cost $995,140,259) (f)-104.2%	1,102,712,311
	Other assets less liabilities-(4.2)%	(44,257,783)

	Net Assets-100.0%	$1,058,454,528

Investment Abbreviations:

NVTG - Non-voting Shares

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$41,783,653	$(41,783,653)	$-

*	Amount does not include excess collateral received, if any.

(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,010,847,650. The net unrealized appreciation was $91,864,661 which consisted of aggregate gross unrealized appreciation of $194,166,055 and aggregate gross unrealized depreciation of $102,301,394.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 21.3%
94,917	Carnival Corp.	$4,172,552
6,317	Chipotle Mexican Grill, Inc.(b)	4,484,060
98,393	Home Depot, Inc. (The)	10,274,197
51,813	L Brands, Inc.	4,384,934
65,667	Lowe’s Cos., Inc.	4,449,596
53,200	Marriott International, Inc.	3,963,400
98,501	NIKE, Inc., Class B	9,086,717
28,079	Time Warner Cable, Inc.	3,822,394
49,242	Time Warner, Inc.	3,837,429
55,760	VF Corp.	3,868,071
105,722	Walt Disney Co. (The)	9,616,473

		61,959,823

	Consumer Staples - 6.4%
29,493	Costco Wholesale Corp.	4,217,204
107,051	CVS Health Corp.	10,508,126
40,365	Mead Johnson Nutrition Co.	3,975,549

		18,700,879

	Energy - 10.5%
52,956	Anadarko Petroleum Corp.	4,329,153
73,535	Baker Hughes, Inc.	4,264,294
70,578	Energy Transfer Equity LP	4,193,745
48,335	EOG Resources, Inc.	4,303,265
99,325	Halliburton Co.	3,972,007
113,790	Schlumberger Ltd.	9,375,158

		30,437,622

	Financials - 8.1%
11,672	BlackRock, Inc.	3,974,433
148,005	Charles Schwab Corp. (The)	3,845,170
74,068	Marsh & McLennan Cos., Inc.	3,982,636
44,848	McGraw Hill Financial, Inc.	4,011,205
41,497	Moody’s Corp.	3,789,921
121,109	TD Ameritrade Holding Corp.	3,922,721

		23,526,086

	Health Care - 19.9%
141,332	AbbVie, Inc.	8,529,386
19,596	Allergan, Inc.	4,296,619
46,035	AmerisourceBergen Corp.	4,375,627
31,787	Biogen Idec, Inc.(b)	12,370,229
165,626	Bristol-Myers Squibb Co.	9,982,279
97,489	Gilead Sciences, Inc.(b)	10,219,772
19,890	McKesson Corp.	4,229,608
71,515	Mylan, Inc.(b)	3,801,022

		57,804,542

	Industrials - 13.7%
86,369	American Airlines Group, Inc.	4,238,990
23,526	FedEx Corp.	3,978,482
37,545	Norfolk Southern Corp.	3,828,464
100,228	Southwest Airlines Co.	4,528,301
83,755	Union Pacific Corp.	9,816,924
68,455	United Continental Holdings, Inc.(b)	4,748,723
88,977	United Parcel Service, Inc., Class B	8,794,487

		39,934,371

	Information Technology - 15.8%
174,284	Applied Materials, Inc.	$3,980,646
125,871	Facebook, Inc., Class A(b)	9,554,868
17,813	Google, Inc., Class A(b)	9,575,378
112,042	MasterCard, Inc., Class A	9,190,805
77,022	Texas Instruments, Inc.	4,116,826
37,879	Visa, Inc., Class A	9,655,736

		46,074,259

	Materials - 4.3%
242,424	Alcoa, Inc.	3,793,936
38,474	Ecolab, Inc.	3,992,447
17,117	Sherwin-Williams Co. (The)	4,643,328

		12,429,711

	Total Investments (Cost $264,076,979)(c)- 100.0%	290,867,293
	Other assets less liabilities-(0.0)%	(14,563)

	Net Assets-100.0%	$290,852,730

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $264,454,016. The net unrealized appreciation was $26,413,277, which consisted of aggregate gross unrealized appreciation of $33,617,878 and aggregate gross unrealized depreciation of $7,204,601.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Staples - 6.6%
371,943	Procter & Gamble Co. (The)	$31,351,075
384,224	Wal-Mart Stores, Inc.	32,651,356

		64,002,431

	Energy - 13.8%
224,922	Apache Corp.	14,073,369
308,951	Chevron Corp.	31,676,746
218,174	ConocoPhillips	13,740,598
371,504	Exxon Mobil Corp.	32,476,880
197,661	Hess Corp.	13,340,141
160,001	Marathon Petroleum Corp.	14,814,493
197,410	Phillips 66	13,881,871

		134,004,098

	Financials - 17.3%
126,070	ACE Ltd.	13,610,517
211,517	Allstate Corp. (The)	14,761,771
263,050	American International Group, Inc.	12,855,253
139,881	Chubb Corp. (The)	13,694,350
219,910	Discover Financial Services	11,958,706
559,100	JPMorgan Chase & Co.	30,403,858
259,219	MetLife, Inc.	12,053,684
169,624	Prudential Financial, Inc.	12,871,069
138,000	Travelers Cos., Inc. (The)	14,189,160
617,389	Wells Fargo & Co.	32,054,837

		168,453,205

	Health Care - 21.0%
323,864	Abbott Laboratories	14,496,153
165,244	Aetna, Inc.	15,172,704
112,690	Anthem, Inc.	15,208,643
175,385	Cardinal Health, Inc.	14,590,278
211,608	Eli Lilly & Co.	15,235,776
104,488	Humana, Inc.	15,301,223
310,723	Johnson & Johnson	31,115,801
556,869	Merck & Co., Inc.	33,568,063
1,079,783	Pfizer, Inc.	33,743,219
146,153	UnitedHealth Group, Inc.	15,528,756

		203,960,616

	Industrials - 7.2%
143,298	Caterpillar, Inc.	11,459,541
99,162	General Dynamics Corp.	13,209,370
75,244	Lockheed Martin Corp.	14,173,712
102,281	Northrop Grumman Corp.	16,053,003
295,813	Waste Management, Inc.	15,213,663

		70,109,289

	Information Technology - 17.1%
1,216,903	Cisco Systems, Inc.	32,083,648
369,054	Hewlett-Packard Co.	13,333,921
902,958	Intel Corp.	29,833,732
207,409	International Business Machines Corp.	31,797,874
793,104	Oracle Corp.	33,223,127
218,042	Seagate Technology PLC	12,306,290
139,587	Western Digital Corp.	13,572,044

		166,150,636

	Materials - 2.9%
296,178	Dow Chemical Co. (The)	$13,375,398
182,798	LyondellBasell Industries NV	14,457,494

		27,832,892

	Telecommunication Services - 7.7%
950,679	AT&T, Inc.	31,296,353
353,575	CenturyLink, Inc.	13,142,383
664,857	Verizon Communications, Inc.	30,390,613

		74,829,349

	Utilities - 6.4%
250,472	American Electric Power Co., Inc.	15,732,146
226,798	Edison International	15,456,284
285,439	PG&E Corp.	16,786,668
405,708	PPL Corp.	14,402,634

		62,377,732

	Total Investments (Cost $910,867,333)(b)- 100.0%	971,720,248
	Other assets less liabilities-0.0%	233,051

	Net Assets-100.0%	$971,953,299

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $914,874,519. The net unrealized appreciation was $56,845,729, which consisted of aggregate gross unrealized appreciation of $94,553,054 and aggregate gross unrealized depreciation of $37,707,325.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.1%
3,128	CBS Corp., Class B	$171,446
4,043	DIRECTV(b)	344,787
53,456	Ford Motor Co.	786,338
23,607	General Motors Co.	770,060
10,472	Home Depot, Inc. (The)	1,093,486
6,534	Johnson Controls, Inc.	303,635
3,379	L Brands, Inc.	285,965
8,191	McDonald’s Corp.	757,176
2,117	Omnicom Group, Inc.	154,117
2,328	Time Warner Cable, Inc.	316,911
11,494	Twenty-First Century Fox, Inc., Class A	381,141

		5,365,062

	Consumer Staples - 14.0%
12,903	Archer-Daniels-Midland Co.	601,667
5,415	Colgate-Palmolive Co.	365,621
12,635	CVS Health Corp.	1,240,251
5,956	General Mills, Inc.	312,571
3,675	Lorillard, Inc.	241,117
13,765	PepsiCo, Inc.	1,290,882
13,395	Philip Morris International, Inc.	1,074,815
8,015	Walgreens Boots Alliance, Inc.	591,106

		5,718,030

	Energy - 5.2%
4,018	Anadarko Petroleum Corp.	328,471
5,042	Apache Corp.	315,478
3,186	California Resources Corp.(b)	16,312
4,152	Marathon Petroleum Corp.	384,434
7,972	Occidental Petroleum Corp.	637,760
6,331	Spectra Energy Corp.	211,709
4,864	Williams Cos., Inc. (The)	213,335

		2,107,499

	Financials - 16.5%
3,443	ACE Ltd.	371,706
5,194	Aflac, Inc.	296,474
6,594	American Express Co.	532,070
27,854	Annaly Capital Management, Inc. REIT	294,138
17,357	Berkshire Hathaway, Inc., Class B(b)	2,497,846
7,417	Capital One Financial Corp.	542,999
3,974	Marsh & McLennan Cos., Inc.	213,682
6,182	PNC Financial Services Group, Inc. (The)	522,626
6,739	Prudential Financial, Inc.	511,355
3,736	State Street Corp.	267,161
17,032	U.S. Bancorp	713,811

		6,763,868

	Health Care - 16.7%
5,820	AbbVie, Inc.	351,237
4,100	Aetna, Inc.	376,462
5,029	AmerisourceBergen Corp.	478,007
4,085	Baxter International, Inc.	287,216
12,309	Bristol-Myers Squibb Co.	741,864
22,101	Johnson & Johnson	2,213,194
3,179	McKesson Corp.	676,014
8,140	Medtronic PLC	581,196
10,797	UnitedHealth Group, Inc.	1,147,181

		6,852,371

	Industrials - 16.2%
4,663	3M Co.	$756,805
4,953	Boeing Co. (The)	720,018
6,754	Caterpillar, Inc.	540,117
9,238	CSX Corp.	307,625
3,895	Deere & Co.	331,815
6,632	Emerson Electric Co.	377,626
2,720	FedEx Corp.	459,979
4,943	Honeywell International, Inc.	483,228
3,635	Illinois Tool Works, Inc.	338,382
2,400	Lockheed Martin Corp.	452,088
2,934	Norfolk Southern Corp.	299,180
2,904	PACCAR, Inc.	174,560
5,531	United Parcel Service, Inc., Class B	546,684
7,169	United Technologies Corp.	822,858

		6,610,965

	Information Technology - 9.9%
60,437	Intel Corp.	1,996,839
8,503	International Business Machines Corp.	1,303,595
6,318	Micron Technology, Inc.(b)	184,896
7,079	Texas Instruments, Inc.	378,373
4,566	Yahoo!, Inc.(b)	200,858

		4,064,561

	Materials - 4.2%
1,674	Air Products & Chemicals, Inc.	243,751
8,106	E.I. du Pont de Nemours & Co.	577,228
3,817	Mosaic Co. (The)	185,850
11,074	Newmont Mining Corp.	278,511
916	PPG Industries, Inc.	204,158
1,844	Praxair, Inc.	222,368

		1,711,866

	Utilities - 4.2%
12,078	AES Corp. (The)	147,593
8,931	Duke Energy Corp.	778,247
4,339	NextEra Energy, Inc.	473,992
8,641	PPL Corp.	306,756

		1,706,588

	Total Common Stocks and Other Equity Interests (Cost $34,196,326)	40,900,810

	Money Market Fund - 0.1%
33,808	Invesco Premier Portfolio – Institutional Class(c) (Cost $33,808)	33,808

	Total Investments (Cost $34,230,134)(d)- 100.1%	40,934,618
	Other assets less liabilities-(0.1)%	(20,582)

	Net Assets-100.0%	$40,914,036

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $34,311,160. The net unrealized appreciation was $6,623,458, which consisted of aggregate gross unrealized appreciation of $7,576,455 and aggregate gross unrealized depreciation of $952,997.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.1%
3,701	Amazon.com, Inc.(b)	$1,312,116
96,542	Comcast Corp., Class A	5,130,725
17,170	NIKE, Inc., Class B	1,583,932
16,887	TJX Cos., Inc. (The)	1,113,529
11,575	Viacom, Inc., Class B	745,661
42,075	Walt Disney Co. (The)	3,827,142
13,069	Yum! Brands, Inc.	944,627

		14,657,732

	Consumer Staples - 8.1%
156,109	Coca-Cola Co. (The)	6,427,008
22,657	Costco Wholesale Corp.	3,239,724
16,721	Kraft Foods Group, Inc.	1,092,550

		10,759,282

	Energy - 9.3%
21,965	Baker Hughes, Inc.	1,273,750
12,211	EOG Resources, Inc.	1,087,145
29,896	Halliburton Co.	1,195,541
28,549	Kinder Morgan, Inc.	1,171,937
19,397	National Oilwell Varco, Inc.	1,055,779
45,054	Phillips 66	3,168,197
40,898	Schlumberger Ltd.	3,369,586

		12,321,935

	Financials - 12.0%
3,909	BlackRock, Inc.	1,331,054
16,972	CME Group, Inc., Class A	1,447,712
16,664	Discover Financial Services	906,188
7,192	Simon Property Group, Inc. REIT	1,428,763
206,346	Wells Fargo & Co.	10,713,484
3,596	WP Glimcher, Inc. REIT	63,577

		15,890,778

	Health Care - 14.1%
15,306	Amgen, Inc.	2,330,492
12,615	Cigna Corp.	1,347,660
33,427	Express Scripts Holding Co.(b)	2,697,893
14,035	Gilead Sciences, Inc.(b)	1,471,289
11,905	Humana, Inc.	1,743,368
135,095	Merck & Co., Inc.	8,143,527
7,914	Thermo Fisher Scientific, Inc.	990,912

		18,725,141

	Industrials - 3.9%
5,974	Cummins, Inc.	833,134
13,999	Danaher Corp.	1,153,238
4,849	NOW, Inc.(b)	120,982
26,571	Union Pacific Corp.	3,114,387

		5,221,741

	Information Technology - 36.9%
18,070	Accenture PLC, Class A	1,518,422
113,452	Apple, Inc.	13,292,036
14,834	Automatic Data Processing, Inc.	1,224,250
4,945	CDK Global, Inc.	223,316
180,743	Cisco Systems, Inc.	4,765,289
70,622	Corning, Inc.	1,678,685
26,784	eBay, Inc.(b)	1,419,552

78,298	EMC Corp.	$2,030,267
3,881	Google, Inc., Class A(b)	2,086,232
3,881	Google, Inc., Class C(b)	2,074,472
265,143	Microsoft Corp.	10,711,777
90,253	Oracle Corp.	3,780,698
38,445	QUALCOMM, Inc.	2,401,275
6,329	Visa, Inc., Class A	1,613,326

		48,819,597

	Materials - 2.7%
25,248	LyondellBasell Industries NV	1,996,865
13,486	Monsanto Co.	1,591,078

		3,587,943

	Telecommunication Services - 1.9%
68,163	CenturyLink, Inc.	2,533,619

	Total Common Stocks and Other Equity Interests (Cost $109,674,101)	132,517,768

	Money Market Fund - 0.5%
619,006	Invesco Premier Portfolio – Institutional Class(c) (Cost $619,006)	619,006

	Total Investments (Cost $110,293,107)(d)-100.5%	133,136,774
	Other assets less liabilities-(0.5)%	(639,461)

	Net Assets-100.0%	$132,497,313

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $110,423,414. The net unrealized appreciation was $22,713,360, which consisted of aggregate gross unrealized appreciation of $23,586,074 and aggregate gross unrealized depreciation of $872,714.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 5.4%
5,932	Best Buy Co., Inc.	$208,807
3,315	Carnival Corp.	145,727
1,863	Kohl’s Corp.	111,258
6,054	Lowe’s Cos., Inc.	410,219
2,564	Macy’s, Inc.	163,788
9,715	Staples, Inc.	165,641
6,525	Target Corp.	480,305
4,945	Time Warner, Inc.	385,364
618	Time, Inc.	15,475

		2,086,584

	Consumer Staples - 13.2%
12,513	Altria Group, Inc.	664,440
2,212	Bunge Ltd.	198,040
3,586	ConAgra Foods, Inc.	127,052
2,027	Kellogg Co.	132,931
1,934	Kimberly-Clark Corp.	208,795
6,938	Kroger Co. (The)	479,069
13,756	Mondelez International, Inc.	484,762
14,784	Procter & Gamble Co. (The)	1,246,143
2,200	Reynolds American, Inc.	149,490
5,272	Sysco Corp.	206,504
13,495	Wal-Mart Stores, Inc.	1,146,805

		5,044,031

	Energy - 18.3%
5,019	Chesapeake Energy Corp.	96,264
18,465	Chevron Corp.	1,893,216
16,006	ConocoPhillips	1,008,058
2,939	Devon Energy Corp.	177,134
33,095	Exxon Mobil Corp.	2,893,165
2,759	Hess Corp.	186,205
8,662	Marathon Oil Corp.	230,409
2,506	Murphy Oil Corp.	112,545
358	Seventy Seven Energy, Inc.(b)	1,414
7,501	Valero Energy Corp.	396,653

		6,995,063

	Financials - 23.3%
3,877	Allstate Corp. (The)	270,576
10,560	American International Group, Inc.	516,067
107,618	Bank of America Corp.	1,630,413
8,396	Bank of New York Mellon Corp. (The)	302,256
5,335	BB&T Corp.	188,272
1,902	Chubb Corp. (The)	186,206
25,488	Citigroup, Inc.	1,196,662
5,722	Fifth Third Bancorp	98,991
6,239	Genworth Financial, Inc.(b)	43,548
3,151	Goldman Sachs Group, Inc. (The)	543,264
5,383	Hartford Financial Services Group, Inc. (The)	209,399
31,081	JPMorgan Chase & Co.	1,690,185
7,155	KeyCorp	92,943
2,014	Lincoln National Corp.	100,660
2,848	Loews Corp.	108,964
7,355	MetLife, Inc.	342,007

10,367	Morgan Stanley	$350,508
4,333	Progressive Corp. (The)	112,441
11,650	Regions Financial Corp.	101,355
4,562	SunTrust Banks, Inc.	175,272
3,852	Travelers Cos., Inc. (The)	396,063
7,465	Weyerhaeuser Co. REIT	267,620

		8,923,672

	Health Care - 9.5%
13,569	Abbott Laboratories	607,348
3,552	Anthem, Inc.	479,378
4,140	Cardinal Health, Inc.	344,406
6,499	Eli Lilly & Co.	467,928
242	Halyard Health, Inc.(b)	10,786
5,312	HCA Holdings, Inc.(b)	376,090
43,799	Pfizer, Inc.	1,368,719

		3,654,655

	Industrials - 7.2%
1,967	General Dynamics Corp.	262,024
72,415	General Electric Co.	1,729,994
1,631	Northrop Grumman Corp.	255,985
1,859	Raytheon Co.	185,993
2,876	Tyco International PLC	117,370
61	Veritiv Corp.(b)	3,103
3,567	Waste Management, Inc.	183,451

		2,737,920

	Information Technology - 2.8%
5,256	Applied Materials, Inc.	120,047
733	Blackhawk Network Holdings, Inc., Class B(b)	24,270
21,299	Hewlett-Packard Co.	769,533
12,171	Xerox Corp.	160,292

		1,074,142

	Materials - 2.6%
13,252	Alcoa, Inc.	207,394
7,667	Dow Chemical Co. (The)	346,242
8,587	Freeport-McMoRan, Inc.	144,347
3,197	International Paper Co.	168,354
2,676	Nucor Corp.	116,807

		983,144

	Telecommunication Services - 8.8%
62,846	AT&T, Inc.	2,068,891
28,299	Verizon Communications, Inc.	1,293,547

		3,362,438

	Utilities - 8.9%
2,773	Ameren Corp.	125,561
4,464	American Electric Power Co., Inc.	280,384
3,824	CenterPoint Energy, Inc.	88,296
3,159	Consolidated Edison, Inc.	218,856
3,205	Dominion Resources, Inc.	246,433
1,548	DTE Energy Co.	138,794
2,896	Edison International	197,362
2,506	Entergy Corp.	219,300
11,595	Exelon Corp.	417,884
6,580	FirstEnergy Corp.	265,371
4,564	PG&E Corp.	268,409
5,160	Public Service Enterprise Group, Inc.	220,229
1,308	Sempra Energy	146,391
7,615	Southern Co. (The)	386,233
4,531	Xcel Energy, Inc.	170,048

		3,389,551

	Total Investments (Cost $36,851,356)(c)-100.0%	38,251,200
	Other assets less liabilities-(0.0)%	(628)

	Net Assets-100.0%	$38,250,572

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $36,900,404. The net unrealized appreciation was $1,350,796, which consisted of aggregate gross unrealized appreciation of $2,972,664 and aggregate gross unrealized depreciation of $1,621,868.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Core Portfolio

(PXMC)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.4%
951	Advance Auto Parts, Inc.	$151,209
383	AutoZone, Inc.(b)	228,636
4,412	Bed Bath & Beyond, Inc.(b)	329,885
2,531	BorgWarner, Inc.	136,699
4,557	CarMax, Inc.(b)	282,990
2,947	Cinemark Holdings, Inc.	109,540
5,489	Dana Holding Corp.	114,556
3,898	DISH Network Corp., Class A(b)	274,224
5,178	Dollar General Corp.(b)	347,237
1,388	Expedia, Inc., Class A	119,271
2,164	Family Dollar Stores, Inc.	164,680
1,471	Hanesbrands, Inc.	163,840
9,568	Interpublic Group of Cos., Inc. (The)	190,786
2,839	Jarden Corp.(b)	136,329
2,177	Lennar Corp., Class A	97,769
1,884	Murphy USA, Inc.(b)	131,522
3,446	Nordstrom, Inc.	262,585
2,010	PetSmart, Inc.	164,227
359	Remy International, Inc.	7,636
2,413	SeaWorld Entertainment, Inc.	42,252
2,566	Starwood Hotels & Resorts Worldwide, Inc.	184,675
1,549	Tiffany & Co.	134,205
4,876	VF Corp.	338,248
1,608	Williams-Sonoma, Inc.	125,826
2,146	Wyndham Worldwide Corp.	179,813

		4,418,640

	Consumer Staples - 5.2%
1,954	Brown-Forman Corp., Class B	173,652
1,307	Casey’s General Stores, Inc.	119,329
1,515	Constellation Brands, Inc., Class A(b)	167,332
1,608	Energizer Holdings, Inc.	205,840
2,259	Hormel Foods Corp.	115,706
2,163	Ingredion, Inc.	174,424
2,821	JM Smucker Co. (The)	290,986
2,081	McCormick & Co., Inc.	148,563

		1,395,832

	Energy - 3.1%
1,076	Cimarex Energy Co.	111,043
5,352	CONSOL Energy, Inc.	154,940
11,515	Denbury Resources, Inc.	79,454
1,432	Energen Corp.	90,818
5,107	LinnCo LLC	52,755
1,312	Oil States International, Inc.(b)	53,884
4,367	QEP Resources, Inc.	88,301
13,452	SandRidge Energy, Inc.(b)	18,967
5,309	Superior Energy Services, Inc.	106,180
987	Targa Resources Corp.	85,701

		842,043

	Financials - 26.0%
1,417	Alexandria Real Estate Equities, Inc. REIT	138,186
320	Alleghany Corp.(b)	141,469
3,391	Ameriprise Financial, Inc.	423,672
2,585	Arthur J. Gallagher & Co.	114,852

4,207	BioMed Realty Trust, Inc. REIT	$102,861
2,233	Boston Properties, Inc. REIT	309,940
1,747	Camden Property Trust REIT	134,606
4,253	CBRE Group, Inc.(b)	137,542
12,677	Charles Schwab Corp. (The)	329,348
9,192	E*TRADE Financial Corp.(b)	211,876
5,998	Equity Residential REIT	465,505
940	Federal Realty Investment Trust REIT	135,144
3,776	First American Financial Corp.	128,460
16,247	First Niagara Financial Group, Inc.	131,926
6,023	FNF Group	211,407
2,008	FNFV Group(b)	24,899
6,024	Franklin Resources, Inc.	310,417
11,420	General Growth Properties, Inc. REIT	344,656
4,985	Hatteras Financial Corp. REIT	90,627
8,414	Invesco Ltd.(c)	309,046
697	Jones Lang LaSalle, Inc.	102,515
1,535	LPL Financial Holdings, Inc.	63,165
2,721	Macerich Co. (The) REIT	234,033
212	Markel Corp.(b)	144,872
14,754	MFA Financial, Inc. REIT	115,671
2,973	NASDAQ OMX Group, Inc. (The)	135,569
11,598	Navient Corp.	228,945
1,785	Public Storage REIT	358,499
2,241	Raymond James Financial, Inc.	117,921
2,876	Rayonier, Inc. REIT	84,411
1,674	Reinsurance Group of America, Inc.	138,624
1,502	SL Green Realty Corp. REIT	189,252
11,598	SLM Corp.	105,658
5,275	UDR, Inc. REIT	175,446
1,811	Urban Edge Properties REIT(b)	42,993
3,623	Vornado Realty Trust REIT	400,124
4,239	Voya Financial, Inc.	165,363

		6,999,500

	Health Care - 10.4%
2,414	Alere, Inc.(b)	98,226
3,315	Becton, Dickinson and Co.	457,735
903	C.R. Bard, Inc.	154,440
1,463	Centene Corp.(b)	159,701
5,753	Community Health Systems, Inc.(b)	270,794
3,733	DaVita HealthCare Partners, Inc.(b)	280,199
2,049	DENTSPLY International, Inc.	102,501
1,619	Henry Schein, Inc.(b)	223,535
4,940	Mylan, Inc.(b)	262,561
2,372	Omnicare, Inc.	177,853
4,363	Tenet Healthcare Corp.(b)	184,468
1,533	Universal Health Services, Inc., Class B	157,178
2,357	Zimmer Holdings, Inc.	264,220

		2,793,411

	Industrials - 13.9%
3,048	Alaska Air Group, Inc.	206,868
795	Alliant Techsystems, Inc.	103,597
4,060	C.H. Robinson Worldwide, Inc.	289,153
1,144	Carlisle Cos., Inc.	102,594
2,624	Civeo Corp.	7,688
4,977	Delta Air Lines, Inc.	235,462
3,351	Dover Corp.	234,704
1,954	EMCOR Group, Inc.	78,863
1,437	Equifax, Inc.	121,369
3,547	Expeditors International of Washington, Inc.	154,933
4,558	Fluor Corp.	244,263
2,433	Fortune Brands Home & Security, Inc.	108,974
854	Hubbell, Inc., Class B	90,558
997	Huntington Ingalls Industries, Inc.	116,250
4,121	Jacobs Engineering Group, Inc.(b)	157,010
2,731	Joy Global, Inc.	114,538

Schedule of Investments(a)

2,908	Parker Hannifin Corp.	$338,666
4,873	Quanta Services, Inc.(b)	129,037
9,132	Republic Services, Inc.	362,358
1,776	Rockwell Automation, Inc.	193,442
994	Snap-on, Inc.	131,914
855	W.W. Grainger, Inc.	201,643

		3,723,884

	Information Technology - 13.0%
359	Alliance Data Systems Corp.(b)	103,690
2,477	Amdocs Ltd.	119,342
4,743	Analog Devices, Inc.	247,134
1,794	Autodesk, Inc.(b)	96,885
10,256	Brocade Communications Systems, Inc.	114,047
6,348	CA, Inc.	192,344
3,216	Electronic Arts, Inc.(b)	176,430
3,818	Fiserv, Inc.(b)	276,919
2,482	Harris Corp.	166,617
8,694	Juniper Networks, Inc.	197,615
2,618	KLA-Tencor Corp.	160,928
3,255	Lam Research Corp.	248,812
3,652	Microchip Technology, Inc.	164,705
7,277	NVIDIA Corp.	139,755
9,618	ON Semiconductor Corp.(b)	96,276
6,177	Paychex, Inc.	279,571
3,582	SanDisk Corp.	271,910
2,240	Synopsys, Inc.(b)	96,297
12,665	Western Union Co. (The)	215,305
3,495	Xilinx, Inc.	134,820

		3,499,402

	Materials - 6.0%
1,204	Airgas, Inc.	135,619
2,211	Albemarle Corp.	106,703
2,749	Celanese Corp.	147,786
10,442	Cliffs Natural Resources, Inc.	67,038
2,448	Eastman Chemical Co.	173,539
8,058	Graphic Packaging Holding Co.(b)	116,680
1,132	International Flavors & Fragrances, Inc.	120,116
745	Martin Marietta Materials, Inc.	80,266
1,303	Packaging Corp. of America	98,833
959	Rayonier Advanced Materials, Inc.	16,418
4,439	Sealed Air Corp.	179,779
985	Sherwin-Williams Co. (The)	267,201
1,271	Valspar Corp. (The)	106,039

		1,616,017

	Telecommunication Services - 0.7%
2,891	Level 3 Communications, Inc.(b)	143,799
10,681	Sprint Corp.(b)	45,928

		189,727

	Utilities - 5.3%
3,214	AGL Resources, Inc.	181,205
3,578	American Water Works Co., Inc.	200,869
7,813	Northeast Utilities	434,246
12,507	NRG Energy, Inc.	308,423
5,393	Wisconsin Energy Corp.	300,768

		1,425,511

	Total Common Stocks and Other Equity Interests (Cost $23,104,688)	26,903,967

	Money Market Fund - 0.2%
53,628	Invesco Premier Portfolio – Institutional Class(d) (Cost $53,628)	53,628

Total Investments (Cost $23,158,316)(e)-100.2%	$26,957,595
Other assets less liabilities-(0.2)%	(49,309)

Net Assets-100.0%	$26,908,286

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the nine months ended January 31, 2015.

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2015	Dividend Income
Invesco Ltd.	$353,579	$33,616	($92,735)	($6,117)	$20,703	$309,046	$6,972

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $23,208,101. The net unrealized appreciation was $3,749,494, which consisted of aggregate gross unrealized appreciation of $5,020,432 and aggregate gross unrealized depreciation of $1,270,938.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Growth Portfolio (PXMG)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 12.4%
19,279	Coach, Inc.	$716,986
9,339	Dick’s Sporting Goods, Inc.	482,359
11,281	Discovery Communications, Inc., Class A(b)	326,980
11,281	Discovery Communications, Inc., Class C(b)	314,514
15,190	Dollar Tree, Inc.(b)	1,080,009
15,227	Las Vegas Sands Corp.	827,892
13,987	Lear Corp.	1,403,595
1,229	Liberty Broadband Corp., Class A(b)	54,654
2,456	Liberty Broadband Corp., Class C(b)	109,046
4,900	Liberty Media Corp., Class A(b)	166,845
9,799	Liberty Media Corp., Class C(b)	334,342
15,602	LKQ Corp.(b)	402,688
5,212	O’Reilly Automotive, Inc.(b)	976,520
4,983	PVH Corp.	549,426
4,048	Ralph Lauren Corp., Class A	675,571
13,647	Ross Stores, Inc.	1,251,566
6,423	Wynn Resorts Ltd.	950,283

		10,623,276

	Consumer Staples - 4.8%
8,339	Church & Dwight Co., Inc.	674,792
9,902	Estee Lauder Cos., Inc. (The), Class A	698,982
7,984	Hershey Co. (The)	816,045
8,904	Mead Johnson Nutrition Co.	876,955
19,393	Whole Foods Market, Inc.	1,010,278

		4,077,052

	Energy - 9.4%
21,577	Cameron International Corp.(b)	966,218
5,079	Concho Resources, Inc.(b)	563,007
7,259	EQT Corp.	540,360
13,986	FMC Technologies, Inc.(b)	524,195
7,242	Helmerich & Payne, Inc.	431,334
35,409	HollyFrontier Corp.	1,271,891
21,509	Noble Energy, Inc.	1,026,840
5,618	Oceaneering International, Inc.	294,159
14,946	PBF Energy, Inc., Class A	419,983
4,313	Pioneer Natural Resources Co.	649,236
4,842	Range Resources Corp.	224,039
21,436	Southwestern Energy Co.(b)	531,398
11,221	Whiting Petroleum Corp.(b)	336,854
5,336	World Fuel Services Corp.	261,304

		8,040,818

	Financials - 25.6%
2,250	Affiliated Managers Group, Inc.(b)	462,420
10,897	American Campus Communities, Inc. REIT	479,032
60,249	American Capital Agency Corp. REIT	1,298,366
10,146	American Tower Corp. REIT	983,655
8,787	AvalonBay Communities, Inc. REIT	1,520,063
10,041	Crown Castle International Corp. REIT	868,647
44,970	CYS Investments, Inc. REIT	397,535
13,753	Digital Realty Trust, Inc. REIT	1,003,144
2,641	Essex Property Trust, Inc. REIT	596,998
8,413	First Republic Bank	428,390
49,609	HCP, Inc. REIT	2,346,009

24,914	Health Care REIT, Inc. REIT	$2,041,702
2,867	IntercontinentalExchange, Inc.	589,828
22,569	Invesco Mortgage Capital, Inc. REIT(c)	346,208
24,534	Leucadia National Corp.	556,186
7,606	Moody’s Corp.	694,656
40,476	Prologis, Inc. REIT	1,827,087
8,740	Realogy Holdings Corp.(b)	406,410
9,968	Realty Income Corp. REIT	541,362
23,716	Senior Housing Properties Trust REIT	552,346
16,469	T. Rowe Price Group, Inc.	1,296,440
12,094	TD Ameritrade Holding Corp.	391,725
28,266	Ventas, Inc. REIT	2,255,909

		21,884,118

	Health Care - 12.6%
4,315	Actavis PLC(b)	1,150,120
17,059	Agilent Technologies, Inc.	644,318
13,990	Catamaran Corp.(b)	698,241
8,968	Cerner Corp.(b)	595,027
6,398	Endo International PLC(b)	509,345
24,525	Hologic, Inc.(b)	744,702
1,466	Intuitive Surgical, Inc.(b)	724,908
6,670	MEDNAX, Inc.(b)	452,826
16,978	St. Jude Medical, Inc.	1,118,341
18,722	Stryker Corp.	1,704,638
6,066	Varian Medical Systems, Inc.(b)	561,469
3,744	Waters Corp.(b)	445,723
34,429	Zoetis, Inc.	1,471,151

		10,820,809

	Industrials - 11.2%
10,366	AMETEK, Inc.	496,531
6,264	B/E Aerospace, Inc.(b)	365,379
14,260	Fastenal Co.	633,144
8,698	Flowserve Corp.	473,954
5,709	J.B. Hunt Transport Services, Inc.	454,493
5,674	Kansas City Southern	624,651
3,140	KLX, Inc.(b)	123,433
21,389	Nielsen NV	931,705
6,018	Pall Corp.	582,302
4,720	Roper Industries, Inc.	728,485
18,304	Stanley Black & Decker, Inc.	1,714,170
3,864	Towers Watson & Co.	457,884
2,248	TransDigm Group, Inc.	462,031
15,332	United Continental Holdings, Inc.(b)	1,063,581
12,898	Xylem, Inc.	439,822

		9,551,565

	Information Technology - 17.8%
52,644	Activision Blizzard, Inc.	1,099,996
18,757	Adobe Systems, Inc.(b)	1,315,428
7,029	Akamai Technologies, Inc.(b)	408,772
18,564	Altera Corp.	611,220
13,515	Amphenol Corp.	725,891
40,380	Broadcom Corp., Class A	1,713,525
10,227	Citrix Systems, Inc.(b)	606,052
22,618	Cognizant Technology Solutions Corp.(b)	1,224,312
2,496	Equinix, Inc. REIT	541,283
20,463	Fidelity National Information Services, Inc.	1,277,505
9,701	First Solar, Inc.(b)	410,546
9,675	Intuit, Inc.	839,984
8,529	Keysight Technologies, Inc.(b)	284,783
14,637	Linear Technology Corp.	657,787
25,621	NetApp, Inc.	968,474
11,123	Teradata Corp.(b)	495,641
21,489	Western Digital Corp.	2,089,375

		15,270,574

Schedule of Investments(a)

	Materials - 6.1%
5,610	CF Industries Holdings, Inc.	$1,713,182
12,782	Ecolab, Inc.	1,326,388
7,270	FMC Corp.	418,025
12,780	Rock-Tenn Co.	829,422
6,693	Sigma-Aldrich Corp.	920,421

		5,207,438

	Total Common Stocks and Other Equity Interests (Cost $69,943,783)	85,475,650

	Money Market Fund - 0.2%
131,151	Invesco Premier Portfolio – Institutional Class(d) (Cost $131,151)	131,151

	Total Investments (Cost $70,074,934)(e)-100.1%	85,606,801
	Other assets less liabilities-(0.1)%	(61,647)

	Net Assets-100.0%	$85,545,154

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Mortgage Capital, Inc. REIT for the nine months ended January 31, 2015.

	Value April 30, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unrea- lized Appre- ciation (Depre- ciation)	Rea- lized Gain (Loss)	Value January 31, 2015	Divid- end Income
Invesco Mortgage Capital, Inc. REIT	$417,084	$1,770	($42,310)	($28,356)	($1,980)	$346,208	$34,964

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $70,327,244. The net unrealized appreciation was $15,279,557, which consisted of aggregate gross unrealized appreciation of $18,935,233 and aggregate gross unrealized depreciation of $3,655,676.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 20.1%
3,864	Abercrombie & Fitch Co.	$98,609
10,327	American Eagle Outfitters, Inc.	144,991
5,056	Apollo Education Group, Inc., Class A(b)	127,715
3,207	AutoNation, Inc.(b)	191,201
4,529	Big Lots, Inc.	207,926
12,898	Cablevision Systems Corp., Class A	244,030
4,979	Caesars Entertainment Corp.(b)(c)	54,221
1,847	Charter Communications, Inc.(b)	279,109
7,511	CST Brands, Inc.	323,724
5,742	D.R. Horton, Inc.	140,794
5,507	Darden Restaurants, Inc.	338,020
1,088	Dillard’s, Inc., Class A	123,597
4,453	Foot Locker, Inc.	236,989
5,509	GameStop Corp., Class A(c)	194,192
8,563	Gannett Co., Inc.	265,539
6,278	Gap, Inc. (The)	258,591
4,094	Genuine Parts Co.	380,496
15,348	Goodyear Tire & Rubber Co. (The)	372,036
160	Graham Holdings Co., Class B	149,651
3,193	Guess?, Inc.	59,965
6,353	H&R Block, Inc.	217,781
3,797	Harley-Davidson, Inc.	234,275
3,121	Hasbro, Inc.(c)	171,405
9,546	International Game Technology	161,518
56,197	J.C. Penney Co., Inc.(b)(c)	408,552
1,377	Lands’ End, Inc.(b)	47,768
5,239	Leggett & Platt, Inc.	223,339
14,479	Liberty Interactive Corp., Class A(b)	396,145
2,058	Liberty Ventures, Class A(b)	76,866
3,169	Marriott International, Inc.	236,090
9,365	Mattel, Inc.	251,918
8,516	MGM Resorts International(b)	165,892
1,277	Mohawk Industries, Inc.(b)	210,756
6,579	Newell Rubbermaid, Inc.	242,568
19,740	News Corp., Class A(b)	293,929
81	NVR, Inc.(b)	101,593
35,924	Office Depot, Inc.(b)	273,022
4,842	Rent-A-Center, Inc.	165,984
4,023	Royal Caribbean Cruises Ltd.	303,938
4,578	Sears Holdings Corp.(b)(c)	145,764
5,395	Service Corp. International	122,089
2,285	Tenneco, Inc.(b)	117,495
5,089	TRW Automotive Holdings Corp.(b)	525,032
2,233	Visteon Corp.(b)	216,489
3,164	Whirlpool Corp.	629,889

		10,131,493

	Consumer Staples - 6.8%
25,793	Avon Products, Inc.	199,638
5,355	Campbell Soup Co.	244,937
3,025	Clorox Co. (The)	322,798
6,232	Coca-Cola Enterprises, Inc.	262,367
16,694	Dean Foods Co.	302,495
5,125	Dr Pepper Snapple Group, Inc.	396,009
4,503	Molson Coors Brewing Co., Class B	341,913

67,779	Rite Aid Corp.(b)	$473,097
46,493	SUPERVALU, Inc.(b)	452,842
11,169	Tyson Foods, Inc., Class A	436,038

		3,432,134

	Energy - 4.6%
46,172	Alpha Natural Resources, Inc.(b)(c)	48,019
37,506	Arch Coal, Inc.(c)	34,779
6,053	Diamond Offshore Drilling, Inc.(c)	190,851
2,899	Exterran Holdings, Inc.	78,592
15,939	McDermott International, Inc.(b)	35,863
6,836	Newfield Exploration Co.(b)	203,576
5,974	ONEOK, Inc.	263,035
4,403	Patterson-UTI Energy, Inc.	75,555
18,850	Peabody Energy Corp.(c)	117,436
4,223	Rowan Cos. PLC	89,190
1,224	SEACOR Holdings, Inc.(b)	88,067
8,646	Tesoro Corp.	706,638
2,162	Tidewater, Inc.	63,260
1,992	Unit Corp.(b)	59,322
2,919	Western Refining, Inc.	108,382
17,087	WPX Energy, Inc.(b)	182,147

		2,344,712

	Financials - 20.8%
8,026	American Capital Ltd.(b)	112,284
3,213	American Financial Group, Inc.	186,483
98	American National Insurance Co.	10,196
4,252	Apartment Investment & Management Co., REIT	169,485
6,712	Associated Banc-Corp.	112,829
4,184	Assurant, Inc.	265,726
6,434	Brandywine Realty Trust REIT	106,869
5,888	CBL & Associates Properties, Inc. REIT	121,411
5,872	Cincinnati Financial Corp.	296,595
5,468	CIT Group, Inc.	239,608
9,782	CNO Financial Group, Inc.	151,817
5,652	Columbia Property Trust, Inc. REIT	138,304
5,748	Comerica, Inc.	238,542
2,667	Commerce Bancshares, Inc.	106,680
1,495	Cullen/Frost Bankers, Inc.	93,139
6,003	DDR Corp. REIT	117,659
9,229	Duke Realty Corp. REIT	201,469
4,825	Equity Commonwealth REIT	127,139
4,640	Federated Investors, Inc., Class B	146,670
7,934	First Horizon National Corp.	103,063
1,904	Hanover Insurance Group, Inc. (The)	131,376
3,360	HCC Insurance Holdings, Inc.	179,222
6,705	Hospitality Properties Trust REIT	218,516
14,392	Host Hotels & Resorts, Inc. REIT	329,433
26,953	Hudson City Bancorp, Inc.	241,768
27,160	Huntington Bancshares, Inc.	272,143
5,258	Iron Mountain, Inc. REIT	209,479
1,026	Kemper Corp.	35,818
10,000	Kimco Realty Corp. REIT	276,500
3,473	Legg Mason, Inc.	192,543
4,388	Liberty Property Trust REIT	176,836
3,760	M&T Bank Corp.	425,482
5,494	Mack-Cali Realty Corp. REIT	107,188
4,576	McGraw Hill Financial, Inc.	409,277
21,214	New York Community Bancorp, Inc.	327,756
5,846	Northern Trust Corp.	382,211
11,006	Old Republic International Corp.	154,524
15,705	People’s United Financial, Inc.	220,969
6,674	PHH Corp.(b)	166,450
8,676	Piedmont Office Realty Trust, Inc. REIT	169,442
4,473	Plum Creek Timber Co., Inc. REIT	199,138

Schedule of Investments(a)

9,451	Principal Financial Group, Inc.	$443,535
2,151	Regency Centers Corp. REIT	147,473
7,604	Retail Properties of America, Inc. REIT	134,515
1,697	StanCorp Financial Group, Inc.	105,282
4,358	Synovus Financial Corp.	112,306
5,822	TCF Financial Corp.	85,583
4,076	Torchmark Corp.	204,085
11,685	Unum Group	362,936
10,163	Valley National Bancorp	92,280
4,374	W.R. Berkley Corp.	214,282
3,240	Weingarten Realty Investors REIT	121,435
12,564	XL Group PLC	433,332
6,367	Zions Bancorporation	152,553

		10,481,636

	Health Care - 5.7%
32,088	Boston Scientific Corp.(b)	475,223
5,801	CareFusion Corp.(b)	343,999
7,846	Health Net, Inc.(b)	425,018
4,277	Hospira, Inc.(b)	271,290
4,316	Kindred Healthcare, Inc.	79,673
2,590	Laboratory Corp. of America Holdings(b)	297,280
2,443	LifePoint Hospitals, Inc.(b)	159,381
3,947	Owens & Minor, Inc.	135,106
5,436	Quest Diagnostics, Inc.	386,337
996	Teleflex, Inc.	109,122
2,299	WellCare Health Plans, Inc.(b)	167,482

		2,849,911

	Industrials - 14.8%
7,149	ADT Corp. (The)(c)	245,926
5,672	AECOM(b)	144,182
4,496	AGCO Corp.	194,857
11,932	American Airlines Group, Inc.	585,623
2,578	Armstrong World Industries, Inc.(b)	130,705
7,429	Avis Budget Group, Inc.(b)	425,756
2,120	Cintas Corp.	166,844
2,739	Con-way, Inc.	112,217
7,608	Exelis, Inc.	130,173
4,468	General Cable Corp.	51,114
3,981	Harsco Corp.	58,760
16,945	Hertz Global Holdings, Inc.(b)	347,711
7,444	Ingersoll-Rand PLC	494,282
4,361	ITT Corp.	156,167
14,489	JetBlue Airways Corp.(b)	243,270
6,572	KBR, Inc.	108,635
2,163	Kennametal, Inc.	67,961
3,901	L-3 Communications Holdings, Inc.	480,291
4,105	ManpowerGroup, Inc.	299,172
9,028	Masco Corp.	224,256
4,522	MRC Global, Inc.(b)	48,883
4,621	Navistar International Corp.(b)	135,950
3,024	Oshkosh Corp.	129,578
4,360	Owens Corning	174,618
10,883	Pitney Bowes, Inc.	260,974
16,494	R.R. Donnelley & Sons Co.	271,656
2,554	Robert Half International, Inc.	148,285
2,635	Rockwell Collins, Inc.	225,609
2,722	Ryder System, Inc.	225,354
4,038	Spirit Aerosystems Holdings, Inc., Class A(b)	181,872
1,321	SPX Corp.	110,396
3,406	Terex Corp.	76,567
7,942	Textron, Inc.	338,012
2,549	Timken Co. (The)	96,887
3,884	Trinity Industries, Inc.	102,809
1,947	United Rentals, Inc.(b)	161,309
420	Vectrus, Inc.(b)	11,693
1,691	WESCO International, Inc.(b)	112,891

		7,481,245

	Information Technology - 7.7%
30,273	Advanced Micro Devices, Inc.(b)(c)	$77,802
1,040	Anixter International, Inc.(b)	78,374
4,509	AOL, Inc.(b)	195,014
5,776	Arrow Electronics, Inc.(b)	317,911
4,079	Booz Allen Hamilton Holding Corp., Class A	118,740
1,288	CACI International, Inc.(b)	108,952
6,264	Computer Sciences Corp.	380,100
3,777	CoreLogic, Inc.(b)	125,396
1,704	Insight Enterprises, Inc.(b)	40,334
13,023	Jabil Circuit, Inc.	268,404
4,972	Leidos Holdings, Inc.	205,841
2,658	Lexmark International, Inc.	106,081
7,150	Maxim Integrated Products, Inc.	236,594
4,471	Motorola Solutions, Inc.	279,035
3,933	NCR Corp.(b)	99,898
7,797	Sanmina Corp.(b)	165,140
2,558	Science Applications International Corp.	124,779
18,029	Symantec Corp.	446,578
1,692	SYNNEX Corp.	125,530
1,968	Tech Data Corp.(b)	112,373
3,162	Total System Services, Inc.	111,840
3,296	Unisys Corp.(b)	72,281
7,091	Vishay Intertechnology, Inc.	96,579

		3,893,576

	Materials - 6.8%
4,839	Allegheny Technologies, Inc.	138,057
2,141	Ashland, Inc.	253,751
3,872	Avery Dennison Corp.	202,389
3,459	Ball Corp.	219,059
4,014	Bemis Co., Inc.	177,820
1,885	Cabot Corp.	79,943
7,359	Commercial Metals Co.	98,758
4,693	Crown Holdings, Inc.(b)	207,947
8,529	Huntsman Corp.	187,297
6,816	MeadWestvaco Corp.	342,709
6,864	Owens-Illinois, Inc.(b)	160,274
2,647	Reliance Steel & Aluminum Co.	138,623
3,400	RPM International, Inc.	162,724
3,732	Sonoco Products Co.	164,954
6,157	Southern Copper Corp.(c)	167,963
10,366	Steel Dynamics, Inc.	176,637
1,275	Timkensteel Corp.	34,425
12,081	United States Steel Corp.(c)	295,260
2,785	Vulcan Materials Co.	196,370

		3,404,960

	Telecommunication Services - 2.2%
80,555	Frontier Communications Corp.	540,927
6,561	Telephone & Data Systems, Inc.	152,543
52,282	Windstream Holdings, Inc.	415,642

		1,109,112

	Utilities - 10.5%
4,246	Alliant Energy Corp.	291,318
3,522	Atmos Energy Corp.	200,437
14,553	Calpine Corp.(b)	303,867
10,363	CMS Energy Corp.	390,996
7,194	Great Plains Energy, Inc.	212,727
3,751	Hawaiian Electric Industries, Inc.	128,659
3,431	Integrys Energy Group, Inc.	278,254
4,945	MDU Resources Group, Inc.	111,806
1,906	National Fuel Gas Co.	120,898
10,861	NiSource, Inc.	469,847
5,865	OGE Energy Corp.	206,331

Schedule of Investments(a)

16,335	Pepco Holdings, Inc.	$448,396
5,268	Pinnacle West Capital Corp.	369,708
3,662	Portland General Electric Co.	145,381
5,458	Questar Corp.	141,635
5,691	SCANA Corp.	362,915
1,222	Southwest Gas Corp.	75,104
12,628	TECO Energy, Inc.	269,355
6,889	UGI Corp.	254,824
2,762	Vectren Corp.	132,355
5,361	Westar Energy, Inc.	229,022
2,878	WGL Holdings, Inc.	162,607

		5,306,442

	Total Common Stocks and Other Equity Interests (Cost $42,365,850)	50,435,221

	Money Market Fund - 0.2%
77,781	Invesco Premier Portfolio – Institutional Class(d) (Cost $77,781)	77,781

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $42,443,631)-100.2%	50,513,002

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.1%
1,605,584	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $1,605,584)	1,605,584

	Total Investments (Cost $44,049,215)(f)-103.3%	52,118,586
	Other assets less liabilities - (3.3)%	(1,679,098)

	Net Assets-100.0%	$50,439,488

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount

Brown Brothers Harriman & Co.	$1,565,568	$(1,565,568)	$–

*	Amount does not include excess collateral received, if any.

(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $44,298,830. The net unrealized appreciation was $7,819,756, which consisted of aggregate gross unrealized appreciation of $10,927,206 and aggregate gross unrealized depreciation of $3,107,450.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.7%
3,110	Aaron’s, Inc.	$98,463
282	America’s Car-Mart, Inc.(b)	14,977
4,070	Ascena Retail Group, Inc.(b)	47,049
631	BJ’s Restaurants, Inc.(b)	27,947
1,536	Bloomin’ Brands, Inc.(b)	37,962
745	Bravo Brio Restaurant Group, Inc.(b)	9,797
365	Bright Horizons Family Solutions, Inc.(b)	17,721
1,513	Buckle, Inc. (The)	76,845
1,057	Cabela’s, Inc.(b)	58,082
238	Capella Education Co.	16,182
326	Carriage Services, Inc.	7,107
1,074	Carter’s, Inc.	87,520
905	Cheesecake Factory, Inc. (The)	47,522
4,037	Chico’s FAS, Inc.	67,337
959	Choice Hotels International, Inc.	55,095
193	Collectors Universe, Inc.	4,535
387	Conn’s, Inc.(b)	6,091
141	Container Store Group, Inc. (The)(b)	2,569
1,763	Core-Mark Holding Co., Inc.	117,557
608	Cracker Barrel Old Country Store, Inc.	81,782
249	Culp, Inc.	5,002
1,746	DeVry Education Group, Inc.	74,048
477	DineEquity, Inc.	50,920
720	Domino’s Pizza, Inc.	71,316
395	Drew Industries, Inc.(b)	19,861
943	Entravision Communications Corp., Class A	5,818
349	Extended Stay America, Inc.	6,903
254	Fiesta Restaurant Group, Inc.(b)	15,004
1,494	Finish Line, Inc. (The)	35,258
872	Genesco, Inc.(b)	62,304
4,806	Gentex Corp.	80,212
645	Houghton Mifflin Harcourt Co.(b)	12,694
687	HSN, Inc.	53,201
557	Interval Leisure Group, Inc.	12,856
382	Jamba, Inc.(b)	6,276
585	Kirkland’s, Inc.(b)	13,613
1,021	La-Z-Boy, Inc.	27,250
2,307	LeapFrog Enterprises, Inc., Class A(b)	5,491
1,376	Life Time Fitness, Inc.(b)	75,226
4,410	Live Nation Entertainment, Inc.(b)	104,826
913	Madison Square Garden Co. (The), Class A(b)	69,160
489	MDC Partners, Inc.	11,687
174	Motorcar Parts of America, Inc.(b)	4,545
341	Movado Group, Inc.	8,194
1,947	National CineMedia, Inc.	28,037
1,629	Norwegian Cruise Line Holdings Ltd.(b)	71,285
866	Outerwall, Inc.(b)	53,761
580	Overstock.com, Inc.(b)	12,980
272	Oxford Industries, Inc.	15,216
513	Papa John’s International, Inc.	32,555
775	Pool Corp.	48,213
4,540	PulteGroup, Inc.	93,479
438	Remy International, Inc.	9,316

3,059	Sally Beauty Holdings, Inc.(b)	$95,074
1,197	Select Comfort Corp.(b)	35,718
529	Shoe Carnival, Inc.	12,283
1,358	Sinclair Broadcast Group, Inc., Class A	33,597
668	Skullcandy, Inc.(b)	6,693
1,128	Sotheby’s	47,996
610	Standard Motor Products, Inc.	22,241
2,369	Standard Pacific Corp.(b)	16,630
1,542	Starz, Class A(b)	45,520
91	Strattec Security Corp.	5,733
818	Taylor Morrison Home Corp., Class A(b)	14,536
404	Tilly’s, Inc., Class A(b)	5,551
1,085	Tupperware Brands Corp.	73,357
412	Universal Electronics, Inc.(b)	26,261
2,336	Urban Outfitters, Inc.(b)	81,433
618	Vail Resorts, Inc.	54,236
1,894	Wolverine World Wide, Inc.	53,316
697	Zumiez, Inc.(b)	25,991

		2,734,813

	Consumer Staples - 5.4%
1,201	Andersons, Inc. (The)	54,021
1,330	B&G Foods, Inc.	39,687
359	Calavo Growers, Inc.	14,399
724	Diamond Foods, Inc.(b)	17,796
4,370	Flowers Foods, Inc.	85,477
758	Fresh Market, Inc. (The)(b)	28,887
2,524	Harbinger Group, Inc.(b)	31,525
247	J & J Snack Foods Corp.	24,236
418	Lancaster Colony Corp.	37,591
1,002	Landec Corp.(b)	12,796
348	Nature’s Sunshine Products, Inc.	4,813
1,356	Pinnacle Foods, Inc.	48,775
553	Sanderson Farms, Inc.	44,218
9	Seaboard Corp.(b)	34,425
1,748	Snyders-Lance, Inc.	50,849
410	Tootsie Roll Industries, Inc., Class A	12,788
1,075	TreeHouse Foods, Inc.(b)	97,502
1,388	United Natural Foods, Inc.(b)	107,265
127	USANA Health Sciences, Inc.(b)	12,451
2,366	WhiteWave Foods Co. (The)(b)	78,007

		837,508

	Energy - 4.1%
1,750	Atwood Oceanics, Inc.	50,015
884	Bristow Group, Inc.	49,248
176	Clayton Williams Energy, Inc.(b)	9,838
2,341	Delek US Holdings, Inc.	72,220
1,775	Dresser-Rand Group, Inc.(b)	142,142
478	Dril-Quip, Inc.(b)	35,482
571	Era Group, Inc.(b)	12,859
685	Goodrich Petroleum Corp.(b)	1,726
1,553	Green Plains, Inc.	36,356
800	Gulfmark Offshore, Inc.	15,784
552	Hallador Energy Co.	6,260
583	Matrix Service Co.(b)	11,193
2,176	Midstates Petroleum Co., Inc.(b)	2,807
278	Natural Gas Services Group, Inc.(b)	5,613
882	Nuverra Environmental Solutions, Inc.(b)	1,967
232	Panhandle Oil and Gas, Inc.	4,858
700	PDC Energy, Inc.(b)	32,158
239	REX American Resources Corp.(b)	13,267
1,004	Rosetta Resources, Inc.(b)	17,138
890	SemGroup Corp.	59,924
901	SM Energy Co.	34,076
642	TGC Industries, Inc.(b)	1,284
9,427	Vantage Drilling Co.(b)	3,676
527	Westmoreland Coal Co.(b)	13,744

		633,635

Schedule of Investments(a)

	Financials - 22.2%
1,230	Acadia Realty Trust REIT	$44,514
248	Access National Corp.	4,429
335	Agree Realty Corp. REIT	11,604
56	Alexander’s, Inc. REIT	25,975
3,638	American Capital Mortgage Investment Corp. REIT	67,812
3,150	American Equity Investment Life Holding Co.	80,356
2,066	Apollo Residential Mortgage, Inc. REIT	32,333
427	Arlington Asset Investment Corp., Class A	11,328
64	Artisan Partners Asset Management, Inc., Class A	3,089
365	Banc of California, Inc.	3,741
634	Bancorp, Inc. (The)(b)	5,402
165	Bank of Kentucky Financial Corp. (The)	7,333
159	Bank of Marin Bancorp	7,793
2,264	BankUnited, Inc.	62,622
884	Berkshire Hills Bancorp, Inc.	22,012
4,468	BGC Partners, Inc., Class A	34,984
275	Bridge Bancorp, Inc.	6,787
163	Bridge Capital Holdings(b)	3,562
2,576	Brown & Brown, Inc.	79,470
341	Bryn Mawr Bank Corp.	9,940
69	BSB Bancorp, Inc.(b)	1,292
732	Centerstate Banks, Inc.	8,059
324	CNB Financial Corp.	5,508
1,231	Community Bank System, Inc.	41,399
241	ConnectOne Bancorp, Inc.	4,434
2,495	Corrections Corp. of America REIT	98,103
3,421	Cowen Group, Inc., Class A(b)	14,231
2,106	CubeSmart REIT	51,892
79	Diamond Hill Investment Group, Inc.	10,275
2,692	East West Bancorp, Inc.	97,397
671	EastGroup Properties, Inc. REIT	43,373
2,401	Eaton Vance Corp.	96,640
972	Education Realty Trust, Inc. REIT	33,631
168	eHealth, Inc.(b)	1,720
587	Empire State Realty Trust, Inc., Class A REIT	10,683
1,713	Equity One, Inc. REIT	46,662
341	Erie Indemnity Co., Class A	29,551
3,140	EZCORP, Inc., Class A(b)	32,373
377	Fidelity Southern Corp.	5,764
2,639	First Financial Bancorp	43,596
1,080	First Financial Bankshares, Inc.	26,676
1,956	First Industrial Realty Trust, Inc. REIT	42,504
322	First of Long Island Corp. (The)	7,506
239	Fox Chase Bancorp, Inc.	3,881
1,771	Geo Group, Inc. (The) REIT	77,074
360	German American Bancorp, Inc.	10,080
607	Gladstone Commercial Corp. REIT	10,562
951	Gladstone Investment Corp.	6,961
3,062	Healthcare Realty Trust, Inc. REIT	92,136
1,252	Hercules Technology Growth Capital, Inc.	18,805
816	Heritage Financial Corp.	12,664
6,825	Hersha Hospitality Trust REIT	45,591
2,544	Highwoods Properties, Inc. REIT	119,568
159	Home Bancorp, Inc.	3,479
1,560	Home Properties, Inc. REIT	109,980
462	HomeStreet, Inc.(b)	8,159
823	IBERIABANK Corp.	44,944
677	Independent Bank Corp.	25,611
430	Lakeland Financial Corp.	16,228

2,228	LaSalle Hotel Properties REIT	$90,145
622	LTC Properties, Inc. REIT	29,184
5,061	MBIA, Inc.(b)	40,589
131	Meta Financial Group, Inc.	4,385
226	MidSouth Bancorp, Inc.	3,150
180	MidWestOne Financial Group, Inc.	5,044
1,175	Monmouth Real Estate Investment Corp. REIT	13,877
327	National Health Investors, Inc. REIT	24,447
4,120	National Penn Bancshares, Inc.	39,964
2,533	National Retail Properties, Inc. REIT	108,514
432	NewStar Financial, Inc.(b)	4,566
410	Nicholas Financial, Inc.(b)	5,834
323	Pacific Premier Bancorp, Inc.(b)	4,800
1,041	Parkway Properties, Inc. REIT	19,050
526	PICO Holdings, Inc.(b)	8,411
707	Pinnacle Financial Partners, Inc.	25,410
1,084	Post Properties, Inc. REIT	65,853
1,299	PrivateBancorp, Inc.	39,412
1,917	ProAssurance Corp.	85,057
1,142	Prosperity Bancshares, Inc.	52,292
400	PS Business Parks, Inc. REIT	33,644
1,797	Radian Group, Inc.	28,321
5,837	Resource Capital Corp. REIT	28,193
712	Rouse Properties, Inc. REIT	13,236
415	Safeguard Scientifics, Inc.(b)	7,607
3,045	Santander Consumer USA Holdings, Inc.	54,353
287	Saul Centers, Inc. REIT	16,385
2,132	SEI Investments Co.	85,642
738	Select Income REIT	18,354
714	Southside Bancshares, Inc.	19,492
614	Sovran Self Storage, Inc. REIT	58,177
3,351	Spirit Realty Capital, Inc. REIT	43,094
1,399	Sterling Bancorp	18,439
1,871	Summit Hotel Properties, Inc. REIT	23,986
5,007	Symetra Financial Corp.	101,692
996	Taubman Centers, Inc. REIT	81,622
276	Territorial Bancorp, Inc.	6,000
1,426	TFS Financial Corp.	19,993
358	Tompkins Financial Corp.	18,355
934	UMB Financial Corp.	45,318
684	UMH Properties, Inc. REIT	6,587
710	Union Bankshares Corp.	14,200
1,504	United Financial Bancorp, Inc.	18,710
227	Universal Health Realty Income Trust REIT	12,197
457	Walker & Dunlop, Inc.(b)	8,112
1,091	Western Alliance Bancorp(b)	28,050
1,203	Wintrust Financial Corp.	52,294
202	WSFS Financial Corp.	14,920

		3,431,035

	Health Care - 10.2%
158	Addus HomeCare Corp.(b)	3,504
334	Almost Family, Inc.(b)	10,140
2,594	Alphatec Holdings, Inc.(b)	3,320
189	Analogic Corp.	15,409
858	AngioDynamics, Inc.(b)	16,512
32	Atrion Corp.	10,720
604	Bio-Rad Laboratories, Inc., Class A(b)	69,140
1,582	Bruker Corp.(b)	29,837
479	Capital Senior Living Corp.(b)	11,434
458	Chemed Corp.	46,322
192	Computer Programs & Systems, Inc.	9,458
573	CONMED Corp.	27,298
168	CorVel Corp.(b)	5,534
896	Covance, Inc.(b)	95,164
210	Cynosure, Inc.(b)	6,346

Schedule of Investments(a)

616	Emergent Biosolutions, Inc.(b)	$17,267
1,058	Envision Healthcare Holdings, Inc.(b)	36,374
301	Exactech, Inc.(b)	6,258
696	Greatbatch, Inc.(b)	33,798
1,091	Haemonetics Corp.(b)	43,204
1,002	Hanger, Inc.(b)	21,623
2,234	HealthSouth Corp.	98,519
279	ICU Medical, Inc.(b)	23,319
1,692	Impax Laboratories, Inc.(b)	62,046
557	Integra LifeSciences Holdings Corp.(b)	31,036
319	Landauer, Inc.	8,922
1,035	Meridian Bioscience, Inc.	17,906
1,179	Merit Medical Systems, Inc.(b)	18,074
483	Omnicell, Inc.(b)	15,374
2,170	Patterson Cos., Inc.	108,695
2,095	PerkinElmer, Inc.	95,762
1,033	Prestige Brands Holdings, Inc.(b)	35,391
1,463	Quality Systems, Inc.	23,832
328	Quidel Corp.(b)	7,721
789	Quintiles Transnational Holdings, Inc.(b)	47,735
2,329	Rigel Pharmaceuticals, Inc.(b)	4,821
2,263	RTI Surgical, Inc.(b)	10,093
5,178	Select Medical Holdings Corp.	70,007
811	Sirona Dental Systems, Inc.(b)	73,168
1,706	STERIS Corp.	111,265
70	Utah Medical Products, Inc.	3,968
2,266	VCA, Inc.(b)	118,059
668	VIVUS, Inc.(b)	1,750
1,015	West Pharmaceutical Services, Inc.	50,050
830	Wright Medical Group, Inc.(b)	20,260

		1,576,435

	Industrials - 20.6%
1,202	A.O. Smith Corp.	71,411
453	AAON, Inc.	9,880
524	Aceto Corp.	10,166
1,404	Actuant Corp.	32,446
474	Acuity Brands, Inc.	71,048
1,764	Aegion Corp., Class A(b)	27,024
185	Alamo Group, Inc.	8,334
528	Altra Industrial Motion Corp.	13,490
154	AMERCO(b)	44,061
824	Ameresco, Inc., Class A(b)	4,804
165	American Railcar Industries, Inc.	8,283
2,104	Babcock & Wilcox Co. (The)	57,292
106	Barrett Business Services, Inc.	3,249
1,502	Beacon Roofing Supply, Inc.(b)	35,582
1,937	Blount International, Inc.(b)	30,023
531	CAI International, Inc.(b)	11,135
647	Celadon Group, Inc.	15,418
308	CIRCOR International, Inc.	15,212
911	CLARCOR, Inc.	56,965
1,426	Copart, Inc.(b)	52,192
418	Corporate Executive Board Co. (The)	28,641
518	Cubic Corp.	27,086
1,026	Curtiss-Wright Corp.	68,260
828	DigitalGlobe, Inc.(b)	22,265
1,952	Donaldson Co., Inc.	71,365
1,147	EnerSys	66,962
212	Erickson, Inc.(b)	1,495
782	ESCO Technologies, Inc.	28,168
775	Esterline Technologies Corp.(b)	86,870
183	Exponent, Inc.	14,666
485	Forward Air Corp.	21,776
650	Franklin Electric Co., Inc.	22,237
1,562	Generac Holdings, Inc.(b)	68,322
560	Global Power Equipment Group, Inc.	6,905

351	Gorman-Rupp Co. (The)	$10,007
334	GP Strategies Corp.(b)	11,149
745	Graco, Inc.	53,074
145	Graham Corp.	3,000
2,229	Griffon Corp.	32,744
2,048	HD Supply Holdings, Inc.(b)	59,044
1,259	Healthcare Services Group, Inc.	39,671
1,686	Hillenbrand, Inc.	52,957
1,296	Hub Group, Inc., Class A(b)	43,286
437	Huron Consulting Group, Inc.(b)	32,871
1,280	IDEX Corp.	92,608
1,694	InnerWorkings, Inc.(b)	8,690
2,892	KAR Auction Services, Inc.	98,646
2,049	Kratos Defense & Security Solutions, Inc.(b)	9,958
942	Landstar System, Inc.	60,363
1,341	Lincoln Electric Holdings, Inc.	91,067
766	Marten Transport Ltd.	15,665
917	Mobile Mini, Inc.	33,287
1,363	Moog, Inc., Class A(b)	95,819
908	MSC Industrial Direct Co., Inc., Class A	68,164
915	MYR Group, Inc.(b)	22,902
718	Nordson Corp.	52,313
1,606	Orbital Sciences Corp.(b)	45,113
125	Patrick Industries, Inc.(b)	5,375
276	Powell Industries, Inc.	10,767
227	PowerSecure International, Inc.(b)	2,134
362	RBC Bearings, Inc.	21,010
1,287	Regal-Beloit Corp.	88,610
4,578	Southwest Airlines Co.	206,834
536	SP Plus Corp.(b)	11,964
170	Sparton Corp.(b)	3,992
240	Stock Building Supply Holdings, Inc.(b)	3,739
1,955	Swift Transportation Co., Class A(b)	48,054
1,279	TAL International Group, Inc. (b)	51,991
248	TASER International, Inc.(b)	6,698
473	Team, Inc.(b)	18,040
790	Teledyne Technologies, Inc.(b)	75,082
342	Tennant Co.	22,302
2,217	Tetra Tech, Inc.	51,058
459	Thermon Group Holdings, Inc.(b)	9,387
1,812	Titan International, Inc.	16,199
1,808	Titan Machinery, Inc.(b)	25,547
784	Toro Co. (The)	50,889
274	Trex Co., Inc.(b)	11,653
319	UniFirst Corp.	37,045
166	Universal Truckload Services, Inc.	3,911
354	US Ecology, Inc.	14,677
1,272	Wabash National Corp.(b)	15,862
645	WABCO Holdings, Inc.(b)	61,385
803	Watsco, Inc.	87,415
1,123	Wesco Aircraft Holdings, Inc.(b)	14,644
1,298	Woodward, Inc.	57,904

		3,179,599

	Information Technology - 11.0%
1,628	ARRIS Group, Inc.(b)	42,686
142	Aspen Technology, Inc.(b)	5,019
249	Badger Meter, Inc.	14,905
635	Blackbaud, Inc.	27,756
2,599	Broadridge Financial Solutions, Inc.	124,726
179	Cass Information Systems, Inc.	7,844
782	Ciena Corp.(b)	14,483
509	Coherent, Inc.(b)	31,497
421	Computer Task Group, Inc.	3,406
359	Comverse, Inc.(b)	6,186
1,068	CSG Systems International, Inc.	26,187
481	Dealertrack Technologies, Inc.(b)	19,336

Schedule of Investments(a)

323	Demand Media, Inc.(b)	$1,308
1,054	Dolby Laboratories, Inc., Class A	40,895
627	DST Systems, Inc.	60,631
391	DTS, Inc.(b)	10,839
1,521	EchoStar Corp., Class A(b)	79,351
626	Electronics for Imaging, Inc.(b)	24,195
3,250	Entropic Communications, Inc.(b)	8,417
929	EPIQ Systems, Inc.	16,211
690	Exar Corp.(b)	6,224
1,680	Extreme Networks, Inc.(b)	4,939
227	FARO Technologies, Inc.(b)	12,564
326	Forrester Research, Inc.	12,303
1,141	Global Payments, Inc.	99,621
937	Heartland Payment Systems, Inc.	46,634
1,594	II-VI, Inc.(b)	27,401
1,686	Infinera Corp.(b)	27,178
1,173	Intralinks Holdings, Inc.(b)	12,504
4,523	JDS Uniphase Corp.(b)	54,954
310	KVH Industries, Inc.(b)	3,751
2,086	Lattice Semiconductor Corp.(b)	14,873
2,242	Limelight Networks, Inc.(b)	5,964
407	Manhattan Associates, Inc.(b)	18,168
1,552	ManTech International Corp., Class A	50,487
2,454	Mentor Graphics Corp.	56,467
1,172	Mercury Systems, Inc.(b)	18,494
112	MicroStrategy, Inc., Class A(b)	18,099
497	MoneyGram International, Inc.(b)	4,234
280	MTS Systems Corp.	20,238
505	Nanometrics, Inc.(b)	7,848
1,662	National Instruments Corp.	49,993
1,204	NETGEAR, Inc.(b)	40,659
1,363	NeuStar, Inc., Class A(b)	35,833
2,702	Oclaro, Inc.(b)	3,864
990	PC Connection, Inc.	23,513
520	PC-Tel, Inc.	4,363
603	Perficient, Inc.(b)	10,854
808	Plantronics, Inc.	37,031
1,323	PTC, Inc.(b)	44,201
1,193	Rambus, Inc.(b)	13,421
423	Rightside Group Ltd.(b)	3,342
357	Rogers Corp.(b)	26,368
586	Rosetta Stone, Inc.(b)	5,286
793	Rubicon Technology, Inc.(b)	3,299
756	Seachange International, Inc.(b)	5,337
1,296	Semtech Corp.(b)	32,996
689	ServiceSource International, Inc.(b)	2,308
605	Silicon Laboratories, Inc.(b)	26,475
679	SunPower Corp.(b)	16,377
2,286	Take-Two Interactive Software, Inc.(b)	67,940
1,295	Telenav, Inc.(b)	8,392
4,555	Teradyne, Inc.	82,446
246	Tessco Technologies, Inc.	5,572
1,127	Tessera Technologies, Inc.	41,789
981	Veeco Instruments, Inc.(b)	28,616

		1,709,098

	Materials - 6.0%
1,520	AptarGroup, Inc.	95,927
1,473	Axiall Corp.	65,180
3,079	Berry Plastics Group, Inc.(b)	104,132
1,078	Calgon Carbon Corp.(b)	21,269
144	Chase Corp.	5,155
736	Clearwater Paper Corp.(b)	54,479
782	Compass Minerals International, Inc.	68,347
128	Deltic Timber Corp.	8,000
362	Eagle Materials, Inc.	25,782
795	FutureFuel Corp.	8,737

314	Hawkins, Inc.	$12,092
785	Innophos Holdings, Inc.	46,739
538	Innospec, Inc.	21,235
2,210	Intrepid Potash, Inc.(b)	29,415
303	KMG Chemicals, Inc.	6,339
2,167	Louisiana-Pacific Corp.(b)	35,474
717	LSB Industries, Inc.(b)	22,399
213	NewMarket Corp.	95,780
1,669	OMNOVA Solutions, Inc.(b)	11,449
1,512	PolyOne Corp.	53,812
289	Quaker Chemical Corp.	22,808
737	Schweitzer-Mauduit International, Inc.	28,640
579	Stepan Co.	22,233
3,565	Stillwater Mining Co.(b)	48,733
322	Trecora Resources(b)	4,427
175	UFP Technologies, Inc.(b)	3,899
833	Zep, Inc.	13,345

		935,827

	Telecommunication Services - 0.9%
287	Atlantic Tele-Network, Inc.	19,065
993	IDT Corp., Class B	21,211
1,464	Inteliquent, Inc.	24,624
3,974	Iridium Communications, Inc.(b)	33,819
580	Shenandoah Telecommunications Co.	17,232
5,860	Vonage Holdings Corp.(b)	24,612

		140,563

	Utilities - 1.9%
1,074	American States Water Co.	42,574
3,965	Aqua America, Inc.	107,253
455	Chesapeake Utilities Corp.	22,186
304	Connecticut Water Service, Inc.	10,932
2,155	UIL Holdings Corp.	99,130
333	York Water Co. (The)	7,882

		289,957

	Total Common Stocks and Other Equity Interests (Cost $13,834,371)	15,468,470

	Money Market Fund - 0.3%
52,716	Invesco Premier Portfolio – Institutional Class(c) (Cost $52,716)	52,716

	Total Investments (Cost $13,887,087)(d)-100.3%	15,521,186
	Other assets less liabilities-(0.3)%	(51,362)

	Net Assets-100.0%	$15,469,824

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $13,920,943. The net unrealized appreciation was $1,600,243, which consisted of aggregate gross unrealized appreciation of $2,475,442 and aggregate gross unrealized depreciation of $875,199.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.7%
1,867	AMC Networks, Inc., Class A(b)	$124,529
840	American Public Education, Inc.(b)	28,199
1,591	Black Diamond, Inc.(b)	10,119
2,946	Bridgepoint Education, Inc.(b)	29,077
653	Buffalo Wild Wings, Inc.(b)	116,443
355	Cavco Industries, Inc.(b)	26,096
737	Churchill Downs, Inc.	70,008
412	Chuy’s Holdings, Inc.(b)	8,804
5,992	Cumulus Media, Inc., Class A(b)	20,852
1,834	Deckers Outdoor Corp.(b)	121,136
1,208	Del Frisco’s Restaurant Group, Inc.(b)	23,955
691	Diamond Resorts International, Inc.(b)	19,611
1,105	Dorman Products, Inc.(b)	50,532
5,226	DSW, Inc., Class A	185,837
2,855	Dunkin’ Brands Group, Inc.	135,070
2,149	Five Below, Inc.(b)	71,605
2,022	Fossil Group, Inc.(b)	197,752
2,541	Francesca’s Holdings Corp.(b)	40,300
1,092	Gentherm, Inc.(b)	40,164
1,288	G-III Apparel Group Ltd.(b)	125,194
4,389	GNC Holdings, Inc.	194,608
1,150	Grand Canyon Education, Inc.(b)	50,393
6,376	Groupon, Inc., Class A(b)	45,652
1,262	Hibbett Sports, Inc.(b)	59,364
6,140	Hilton Worldwide Holdings, Inc.(b)	159,456
3,558	Iconix Brand Group, Inc.(b)	118,268
984	iRobot Corp.(b)	31,045
2,356	K12, Inc.(b)	33,502
2,365	Krispy Kreme Doughnuts, Inc.(b)	46,047
725	LifeLock, Inc.(b)	10,766
3,845	Lions Gate Entertainment Corp.	110,467
622	Lumber Liquidators Holdings, Inc.(b)	39,279
680	Mattress Firm Holding Corp.(b)	39,182
1,249	Monro Muffler Brake, Inc.	71,368
572	Morningstar, Inc.	38,089
955	Nexstar Broadcasting Group, Inc.	47,650
1,129	Panera Bread Co., Class A(b)	194,030
5,150	Pier 1 Imports, Inc.	86,572
563	Popeyes Louisiana Kitchen, Inc.(b)	32,327
1,131	Restoration Hardware Holdings, Inc.(b)	98,996
2,846	Scripps Networks Interactive, Inc., Class A	202,322
1,654	Shutterfly, Inc.(b)	72,561
3,790	Six Flags Entertainment Corp.	162,818
3,962	Smith & Wesson Holding Corp.(b)	48,733
3,025	Steven Madden Ltd.(b)	103,878
935	Sturm Ruger & Co., Inc.	37,774
3,772	Texas Roadhouse, Inc.	126,701
1,782	Tumi Holdings, Inc.(b)	40,398
1,696	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	223,770
1,035	Vera Bradley, Inc.(b)	19,737
2,163	Vitamin Shoppe, Inc.(b)	91,430
606	WCI Communities, Inc.(b)	11,702

		4,094,168

	Consumer Staples - 3.1%
187	Boston Beer Co., Inc. (The), Class A(b)	$58,815
2,893	Boulder Brands, Inc.(b)	29,017
841	Chefs’ Warehouse, Inc. (The)(b)	17,989
4,635	Coty, Inc., Class A	88,158
9,191	Darling Ingredients, Inc.(b)	156,063
3,463	Hain Celestial Group, Inc. (The)(b)	182,742
1,084	Inter Parfums, Inc.	27,263
861	Medifast, Inc.(b)	27,285
2,129	Nu Skin Enterprises, Inc.(c)	87,246
751	PriceSmart, Inc.	61,417
1,347	Spectrum Brands Holdings, Inc.	120,799
1,882	Sprouts Farmers Market, Inc.(b)	68,524

		925,318

	Energy - 3.0%
557	Antero Resources Corp.(b)	19,300
2,599	Approach Resources, Inc.(b)(c)	16,296
1,007	Bonanza Creek Energy, Inc.(b)	26,263
6,704	BPZ Resources, Inc.(b)(c)	1,508
3,564	C&J Energy Services, Inc.(b)	36,709
817	CARBO Ceramics, Inc.(c)	26,781
1,760	Carrizo Oil & Gas, Inc.(b)	79,376
3,732	Clean Energy Fuels Corp.(b)(c)	15,562
8,762	Cobalt International Energy, Inc.(b)	79,909
1,094	Contango Oil & Gas Co.(b)	32,897
1,853	Continental Resources, Inc.(b)	84,126
375	Diamondback Energy, Inc.(b)	25,871
3,698	Forum Energy Technologies, Inc.(b)	57,134
415	Geospace Technologies Corp.(b)	9,952
1,700	Gulfport Energy Corp.(b)	65,433
17,329	Halcon Resources Corp.(b)(c)	24,261
1,949	Laredo Petroleum, Inc.(b)	19,120
3,504	Magnum Hunter Resources Corp.(b)(c)	6,798
1,135	Matador Resources Co.(b)	24,471
2,147	Miller Energy Resources, Inc.(b)	2,512
3,772	Northern Oil and Gas, Inc.(b)(c)	23,688
2,069	Oasis Petroleum, Inc.(b)	27,807
3,125	Renewable Energy Group, Inc.(b)	27,312
6,406	Resolute Energy Corp.(b)(c)	4,676
2,191	Rex Energy Corp.(b)(c)	7,756
456	RigNet, Inc.(b)	15,604
3,695	RPC, Inc.	46,077
541	RSP Permian, Inc.(b)	14,499
854	Sanchez Energy Corp.(b)(c)	9,514
1,586	Triangle Petroleum Corp.(b)(c)	8,327
2,249	US Silica Holdings, Inc.(c)	56,675

		896,214

	Financials - 28.5%
3,095	American Assets Trust, Inc. REIT	137,356
3,783	American Homes 4 Rent, Class A REIT	63,138
2,001	AmTrust Financial Services, Inc.	101,291
3,416	Apollo Commercial Real Estate Finance, Inc. REIT	56,466
919	Ares Commercial Real Estate Corp. REIT	11,056
37,289	ARMOUR Residential REIT, Inc. REIT	123,427
3,552	Associated Estates Realty Corp. REIT	88,480
707	Aviv REIT, Inc. REIT	27,806
2,126	Bank of the Ozarks, Inc.	68,946
4,015	BBCN Bancorp, Inc.	51,994
1,311	BNC Bancorp	20,950
269	BofI Holding, Inc.(b)	22,693
4,181	Campus Crest Communities, Inc. REIT	28,807
2,256	Capital Bank Financial Corp., Class A(b)	55,092
1,911	Cardinal Financial Corp.	34,035
1,558	CareTrust REIT, Inc. REIT	21,002
2,558	CBOE Holdings, Inc.	164,914

Schedule of Investments(a)

18,521	Chambers Street Properties REIT	$156,502
1,171	Chatham Lodging Trust REIT	36,453
2,882	Chesapeake Lodging Trust REIT	105,827
52,857	Chimera Investment Corp. REIT	165,971
3,163	Colony Financial, Inc. REIT	79,233
3,357	Columbia Banking System, Inc.	85,368
992	CoreSite Realty Corp. REIT	43,460
254	Credit Acceptance Corp.(b)	40,041
1,689	Customers Bancorp, Inc.(b)	33,189
2,174	CyrusOne, Inc. REIT	60,981
4,209	DuPont Fabros Technology, Inc. REIT	156,827
7,268	Dynex Capital, Inc. REIT	60,833
743	Eagle Bancorp, Inc.(b)	25,411
1,293	Encore Capital Group, Inc.(b)	48,125
3,591	Equity Lifestyle Properties, Inc. REIT	196,535
6,954	EverBank Financial Corp.	121,347
802	Evercore Partners, Inc., Class A	38,392
3,173	Excel Trust, Inc. REIT	44,549
3,967	Extra Space Storage, Inc. REIT	261,822
1,498	Fidelity & Guaranty Life	32,372
820	Fidus Investment Corp.	11,808
498	Financial Engines, Inc.	17,878
1,308	First Cash Financial Services, Inc.(b)	65,034
703	First Connecticut Bancorp, Inc.	10,369
511	First NBC Bank Holding Co.(b)	15,821
5,364	Government Properties Income Trust REIT	122,299
2,203	Green Dot Corp., Class A(b)	33,596
1,388	GSV Capital Corp.(b)	12,825
7,888	Hancock Holding Co.	205,956
338	HCI Group, Inc.	15,619
6,151	Healthcare Trust of America, Inc. REIT	181,208
1,024	HFF, Inc.	34,785
1,602	Home BancShares, Inc.	47,451
1,041	Howard Hughes Corp. (The)(b)	135,986
2,176	Hudson Pacific Properties, Inc. REIT	70,394
1,898	INTL FCStone, Inc.(b)	36,593
3,790	Investors Bancorp, Inc.	41,728
1,079	Kennedy-Wilson Holdings, Inc.	28,691
4,517	Kilroy Realty Corp. REIT	334,936
1,913	LegacyTexas Financial Group, Inc.	37,916
901	MarketAxess Holdings, Inc.	68,449
10,280	Medical Properties Trust, Inc. REIT	158,004
2,311	Medley Capital Corp.(c)	20,383
3,243	Mid-America Apartment Communities, Inc. REIT	257,235
5,054	MSCI, Inc.	272,006
660	Nationstar Mortgage Holdings, Inc.(b)(c)	16,969
5,347	New York Mortgage Trust, Inc. REIT(c)	41,386
1,046	Northfield Bancorp, Inc.	15,062
5,732	Northstar Asset Management Group, Inc.	121,346
5,732	NorthStar Realty Finance Corp. REIT	108,392
4,314	Ocwen Financial Corp.(b)(c)	26,402
6,643	OMEGA Healthcare Investors, Inc. REIT	291,362
2,849	Oritani Financial Corp.	40,199
1,869	Park Sterling Corp.	12,522
3,055	Pebblebrook Hotel Trust REIT	141,874
6,432	PennyMac Mortgage Investment Trust REIT	144,784
2,117	PRA Group, Inc.(b)	104,834
693	Regional Management Corp.(b)	10,069
3,084	Retail Opportunity Investments Corp. REIT	54,494
8,309	RLJ Lodging Trust REIT	283,088
1,634	Signature Bank(b)	191,390
959	South State Corp.	57,262
1,543	STAG Industrial, Inc., Class A REIT	40,427
11,204	Starwood Property Trust, Inc. REIT	268,112

4,034	Stifel Financial Corp.(b)	$190,203
2,315	Sun Communities, Inc. REIT	156,795
2,095	SVB Financial Group(b)	236,525
4,448	Tanger Factory Outlet Centers, Inc. REIT	175,029
537	Tejon Ranch Co.(b)	13,221
962	Terreno Realty Corp. REIT	21,934
1,806	Texas Capital Bancshares, Inc.(b)	73,775
28,628	Two Harbors Investment Corp. REIT	295,441
180	Virtus Investment Partners, Inc.	24,413
3,595	Waddell & Reed Financial, Inc.	160,732
3,209	Walter Investment Management Corp.(b)(c)	48,360
428	Westwood Holdings Group, Inc.	25,248
1,578	Whitestone REIT	24,759

		8,524,070

	Health Care - 11.8%
656	Abaxis, Inc.	40,331
478	Abiomed, Inc.(b)	24,732
590	Acadia Healthcare Co., Inc.(b)	34,072
2,645	Accuray, Inc.(b)	19,494
1,028	Acorda Therapeutics, Inc.(b)	42,713
1,595	Air Methods Corp.(b)	66,272
824	Akorn, Inc.(b)	35,086
1,312	Align Technology, Inc.(b)	69,602
9,647	Allscripts Healthcare Solutions, Inc.(b)	114,896
697	AMAG Pharmaceuticals, Inc.(b)	30,800
429	Anika Therapeutics, Inc.(b)	16,808
1,794	Bio-Reference Laboratories, Inc.(b)	60,153
1,286	Bio-Techne Corp.	119,624
889	Cantel Medical Corp.	36,067
576	Cepheid, Inc.(b)	32,550
1,766	Cooper Cos., Inc. (The)	278,410
1,267	CryoLife, Inc.	14,266
540	Cyberonics, Inc.(b)	30,008
1,495	Ensign Group, Inc. (The)	62,042
982	ExamWorks Group, Inc.(b)	36,295
3,583	Exelixis, Inc.(b)	6,700
1,968	Globus Medical, Inc., Class A(b)	46,405
407	HealthStream, Inc.(b)	11,502
3,212	HMS Holdings Corp.(b)	63,549
1,344	IDEXX Laboratories, Inc.(b)	212,916
1,818	Infinity Pharmaceuticals, Inc.(b)	28,070
855	IPC Healthcare, Inc.(b)	34,508
362	Isis Pharmaceuticals, Inc.(b)	24,801
1,543	Luminex Corp.(b)	27,234
3,644	Masimo Corp.(b)	92,995
4,064	MedAssets, Inc.(b)	75,225
2,441	Medicines Co. (The)(b)	69,983
393	Medidata Solutions, Inc.(b)	16,895
5,920	Merge Healthcare, Inc.(b)	21,904
1,723	Momenta Pharmaceuticals, Inc.(b)	18,557
626	MWI Veterinary Supply, Inc.(b)	118,733
2,898	Myriad Genetics, Inc.(b)(c)	108,443
1,337	Natus Medical, Inc.(b)	50,271
814	Neogen Corp.(b)	37,525
706	Neurocrine Biosciences, Inc.(b)	23,764
2,028	NuVasive, Inc.(b)	93,937
1,478	NxStage Medical, Inc.(b)	26,441
2,757	PAREXEL International Corp.(b)	168,067
786	PhotoMedex, Inc.(b)(c)	1,478
382	Premier, Inc., Class A(b)	12,415
5,311	ResMed, Inc.(c)	331,778
775	Salix Pharmaceuticals Ltd.(b)	104,369
3,547	SciClone Pharmaceuticals, Inc.(b)	26,177
331	Seattle Genetics, Inc.(b)	10,314
558	Spectranetics Corp. (The)(b)	18,252
2,651	Spectrum Pharmaceuticals, Inc.(b)(c)	18,557

Schedule of Investments(a)

3,236	Targacept, Inc.(b)	$8,122
2,775	Team Health Holdings, Inc.(b)	143,468
2,440	Thoratec Corp.(b)	87,572
1,404	United Therapeutics Corp.(b)	198,147
746	US Physical Therapy, Inc.	28,937
464	Vascular Solutions, Inc.(b)	12,649

		3,544,881

	Industrials - 12.2%
4,012	Acacia Research Corp.	50,230
745	Advisory Board Co. (The)(b)	34,926
6,380	Air Lease Corp.	222,917
761	Allegiant Travel Co.	137,947
4,084	Allison Transmission Holdings, Inc.	127,911
598	Argan, Inc.	18,185
455	Astronics Corp.(b)	25,339
1,449	AZZ, Inc.	61,133
1,319	Chart Industries, Inc.(b)	37,592
3,994	Clean Harbors, Inc.(b)	188,996
2,341	Colfax Corp.(b)	106,071
471	DXP Enterprises, Inc.(b)	19,321
1,578	Echo Global Logistics, Inc.(b)	41,659
1,966	Genesee & Wyoming, Inc., Class A(b)	162,097
1,329	HEICO Corp.	80,644
712	Heritage-Crystal Clean, Inc.(b)	9,078
4,377	Hexcel Corp.	193,595
756	Hyster-Yale Materials Handling, Inc., Class A	47,363
1,244	KEYW Holding Corp. (The)(b)	11,059
2,678	Kirby Corp.(b)	194,128
543	Lindsay Corp.	46,926
835	Manitex International, Inc.(b)	9,135
5,067	MasTec, Inc.(b)	93,841
1,455	Middleby Corp. (The)(b)	138,254
1,053	Mistras Group, Inc.(b)	21,165
1,049	Multi-Color Corp.	61,073
3,300	Old Dominion Freight Line, Inc.(b)	231,396
2,444	On Assignment, Inc.(b)	85,858
7,211	Pendrell Corp., Class A(b)	9,374
1,691	Performant Financial Corp.(b)	8,387
1,694	Primoris Services Corp.	31,813
219	Proto Labs, Inc.(b)	14,101
1,807	Raven Industries, Inc.	38,742
2,370	Roadrunner Transportation Systems, Inc.(b)	48,158
2,243	Rollins, Inc.	74,131
2,616	RPX Corp.(b)	32,308
2,444	Spirit Airlines, Inc.(b)	181,198
976	Sun Hydraulics Corp.	35,370
4,437	Triumph Group, Inc.	253,175
1,493	Valmont Industries, Inc.	179,339
353	WageWorks, Inc.(b)	19,429
5,653	Waste Connections, Inc.	244,323
783	XPO Logistics, Inc.(b)(c)	28,807

		3,656,494

	Information Technology - 23.7%
4,299	ACI Worldwide, Inc.(b)	79,403
1,159	Actua Corp.(b)	18,660
1,314	Advent Software, Inc.	54,991
422	Ambarella, Inc.(b)(c)	23,341
2,372	Aruba Networks, Inc.(b)	39,328
1,858	Bankrate, Inc.(b)	23,188
1,941	Bazaarvoice, Inc.(b)	16,130
545	Blackhawk Network Holdings, Inc., Class A(b)	18,181
2,108	Blucora, Inc.(b)	28,500
1,048	Bottomline Technologies (de), Inc.(b)	25,959
676	BroadSoft, Inc.(b)	18,178

512	CalAmp Corp.(b)	$9,170
3,117	Calix, Inc.(b)	29,923
1,796	Cardtronics, Inc.(b)	60,364
693	Cavium, Inc.(b)	40,755
1,126	CEVA, Inc.(b)	20,617
4,476	Cirrus Logic, Inc.(b)	118,614
2,188	Cognex Corp.(b)	80,409
739	CommVault Systems, Inc.(b)	32,206
800	comScore, Inc.(b)	33,248
948	Constant Contact, Inc.(b)	35,853
443	CoStar Group, Inc.(b)	81,738
1,175	Cray, Inc.(b)	38,176
1,672	Datalink Corp.(b)	18,994
2,167	Ebix, Inc.	49,516
541	Ellie Mae, Inc.(b)	23,934
1,034	EnerNOC, Inc.(b)	17,805
362	Envestnet, Inc.(b)	18,632
759	EPAM Systems, Inc.(b)	37,138
1,944	ExlService Holdings, Inc.(b)	57,115
1,521	FactSet Research Systems, Inc.	218,400
941	FEI Co.	77,369
4,791	Finisar Corp.(b)	86,909
7,582	FLIR Systems, Inc.	228,976
2,552	Fortinet, Inc.(b)	76,292
2,114	Gartner, Inc.(b)	178,041
437	Guidewire Software, Inc.(b)	21,894
1,794	Higher One Holdings, Inc.(b)	5,938
928	HomeAway, Inc.(b)	23,655
2,884	IAC/InterActiveCorp.	175,780
810	iGATE Corp.(b)	28,674
730	Infoblox, Inc.(b)	13,629
3,700	Informatica Corp.(b)	154,234
936	Inphi Corp.(b)	18,346
243	Interactive Intelligence Group, Inc.(b)	9,856
3,806	InterDigital, Inc.	190,224
1,214	InvenSense, Inc.(b)(c)	17,931
828	IPG Photonics Corp.(b)	61,802
3,643	Ixia(b)	36,940
1,568	j2 Global, Inc.	90,066
3,167	Jack Henry & Associates, Inc.	194,359
1,461	Liquidity Services, Inc.(b)	11,308
894	Littelfuse, Inc.	88,274
1,688	LivePerson, Inc.(b)	18,062
499	LogMeIn, Inc.(b)	23,727
1,936	MAXIMUS, Inc.	107,874
1,685	Maxwell Technologies, Inc.(b)	13,413
5,682	Microsemi Corp.(b)	158,300
992	Monolithic Power Systems, Inc.	47,110
907	Monotype Imaging Holdings, Inc.	26,611
1,833	NeoPhotonics Corp.(b)	5,499
1,399	NetScout Systems, Inc.(b)	50,224
2,304	NIC, Inc.	37,832
16,678	Nuance Communications, Inc.(b)	229,239
204	NVE Corp.	13,486
1,213	OSI Systems, Inc.(b)	84,886
216	Palo Alto Networks, Inc.(b)	27,300
395	Pandora Media, Inc.(b)	6,557
828	Pegasystems, Inc.	16,204
737	Power Integrations, Inc.	38,014
1,009	Procera Networks, Inc.(b)	8,859
1,064	Qlik Technologies, Inc.(b)	30,218
4,057	Rackspace Hosting, Inc.(b)	182,403
1,945	RealD, Inc.(b)	21,103
1,116	RealPage, Inc.(b)	20,099
5,202	Riverbed Technology, Inc.(b)	107,057
8,146	Rovi Corp.(b)	188,254

Schedule of Investments(a)

1,048	Ruckus Wireless, Inc.(b)	$11,098
5,623	Sapient Corp.(b)	139,788
2,362	ShoreTel, Inc.(b)	16,723
8,190	Skyworks Solutions, Inc.	680,179
1,090	SolarWinds, Inc.(b)	52,483
1,961	Solera Holdings, Inc.	101,188
203	SPS Commerce, Inc.(b)	12,038
2,721	SS&C Technologies Holdings, Inc.	150,553
436	Stamps.com, Inc.(b)	19,868
832	Stratasys Ltd.(b)	66,136
2,470	Super Micro Computer, Inc.(b)	90,328
1,092	Synaptics, Inc.(b)	83,877
1,075	Synchronoss Technologies, Inc.(b)	45,655
1,145	Syntel, Inc.(b)	49,521
810	Tangoe, Inc.(b)	9,258
2,801	TiVo, Inc.(b)	29,298
396	Tyler Technologies, Inc.(b)	42,008
145	Ultimate Software Group, Inc. (The)(b)	21,461
1,630	Ultratech, Inc.(b)	25,982
724	Universal Display Corp.(b)	23,067
4,183	Vantiv, Inc., Class A(b)	143,853
6,700	VeriFone Systems, Inc.(b)	210,313
1,663	Verint Systems, Inc.(b)	88,771
1,956	ViaSat, Inc.(b)	109,966
891	Virtusa Corp.(b)	33,377
644	Web.com Group, Inc.(b)	9,731
1,487	WEX, Inc.(b)	136,878
142	Yelp, Inc., Class A(b)	7,451
180	Zillow, Inc., Class A(b)	17,446
24,237	Zynga, Inc., Class A(b)	62,047

		7,111,636

	Materials - 2.5%
9,123	Allied Nevada Gold Corp.(b)(c)	9,397
1,342	American Vanguard Corp.	15,004
801	Balchem Corp.	42,429
1,234	Flotek Industries, Inc.(b)	19,954
3,419	Globe Specialty Metals, Inc.	52,721
4,593	Gold Resource Corp.	16,075
30,354	Hecla Mining Co.	99,865
2,783	KapStone Paper and Packaging Corp.	83,128
11,701	Molycorp, Inc.(b)(c)	3,861
16,446	Rentech, Inc.(b)	19,735
2,118	Royal Gold, Inc.	153,470
5,892	Tronox Ltd., Class A	124,557
1,920	Westlake Chemical Corp.	110,035

		750,231

	Telecommunication Services - 0.2%
1,438	8x8, Inc.(b)	11,087
2,192	Boingo Wireless, Inc.(b)	18,522
776	Cogent Communications Group, Inc.	28,759
1,724	ORBCOMM, Inc.(b)	9,585

		67,953

	Utilities - 1.3%
7,788	ITC Holdings Corp.	331,302
715	NRG Yield, Inc., Class A	37,809
560	Pattern Energy Group, Inc.	16,363

		385,474

	Total Common Stocks and Other Equity Interests (Cost $26,142,252)	29,956,439

	Warrants - 0.0%
	Energy - 0.0%
637	Magnum Hunter Resources Corp., expiring 05/15/16 (Cost $0)	0

	Money Market Fund - 0.2%
61,390	Invesco Premier Portfolio – Institutional Class(d) (Cost $61,390)	$61,390

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $26,203,642)-100.2%	30,017,829

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.4%
730,501	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $730,501)	730,501

	Total Investments (Cost $26,934,143)(f)-102.6%	30,748,330
	Other assets less liabilities-(2.6)%	(786,990)

	Net Assets-100.0%	$29,961,340

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount

Brown Brothers Harriman & Co.	$693,881	$(693,881)	$–

*	Amount does not include excess collateral received, if any.

(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $27,060,083. The net unrealized appreciation was $3,688,247, which consisted of aggregate gross unrealized appreciation of $6,421,553 and aggregate gross unrealized depreciation of $2,733,306.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 18.3%
3,781	1-800-FLOWERS.COM, Inc., Class A(b)	$29,832
28,261	Aeropostale, Inc.(b)	68,957
2,564	AH Belo Corp., Class A	23,127
2,236	AMC Entertainment Holdings, Inc., Class A	62,876
3,828	American Axle & Manufacturing Holdings, Inc.(b)	93,212
4,914	ANN INC.(b)	162,653
5,573	Aramark	174,546
756	Arctic Cat, Inc.	25,417
3,094	Asbury Automotive Group, Inc.(b)	229,606
967	Ascent Capital Group, Inc., Class A(b)	40,914
12,349	Barnes & Noble, Inc.(b)	290,078
1,629	Bassett Furniture Industries, Inc.	36,196
3,119	Beazer Homes USA, Inc.(b)	49,280
6,275	bebe stores, Inc.	22,464
2,820	Big 5 Sporting Goods Corp.	33,586
134	Biglari Holdings, Inc.(b)	55,472
602	Blue Nile, Inc.(b)	18,710
2,985	Blyth, Inc.	22,119
2,908	Bob Evans Farms, Inc.	163,924
10,620	Bon-Ton Stores, Inc. (The)(c)	58,198
11,269	Boyd Gaming Corp.(b)	147,173
4,985	Brinker International, Inc.	291,274
5,559	Brown Shoe Co., Inc.	157,820
3,790	Brunswick Corp.	205,721
1,995	Build-A-Bear Workshop, Inc.(b)	41,137
4,552	Burlington Stores, Inc.(b)	227,099
6,600	Callaway Golf Co.	53,856
27,117	Career Education Corp.(b)	151,313
1,373	Carmike Cinemas, Inc.(b)	37,991
3,967	Cato Corp. (The), Class A	168,201
2,976	Children’s Place, Inc. (The)	178,411
4,372	Christopher & Banks Corp.(b)	22,778
3,661	Cinedigm Corp.(b)	5,455
2,854	Citi Trends, Inc.(b)	65,328
8,736	Clear Channel Outdoor Holdings, Inc., Class A	79,061
1,364	ClubCorp Holdings, Inc.	23,202
1,875	Columbia Sportswear Co.	79,687
9,552	Cooper Tire & Rubber Co.	332,314
849	Cooper-Standard Holding, Inc.(b)	44,360
6,500	Crocs, Inc.(b)	68,900
1,430	CSS Industries, Inc.	38,896
7,363	Denny’s Corp.(b)	80,109
1,179	Destination Maternity Corp.	18,050
4,755	Destination XL Group, Inc.(b)	24,155
904	Dixie Group, Inc. (The)(b)	7,304
3,696	DreamWorks Animation SKG, Inc., Class A(b)(c)	69,004
2,457	E.W. Scripps Co. (The), Class A(b)	48,477
3,130	Entercom Communications Corp., Class A(b)	36,214
2,512	Ethan Allen Interiors, Inc.	68,377
3,964	EVINE Live, Inc.(b)	24,854
9,221	Express, Inc.(b)	120,611

5,240	Federal-Mogul Holdings Corp.(b)	$70,897
547	Flexsteel Industries, Inc.	16,301
5,807	Fred’s, Inc.	96,396
2,663	Fuel Systems Solutions, Inc.(b)	28,601
3,244	Gray Television, Inc.(b)	30,688
4,064	Group 1 Automotive, Inc.	326,705
10,268	Harte-Hanks, Inc.	74,648
1,512	Haverty Furniture Cos., Inc.	36,938
6,153	hhgregg, Inc.(b)(c)	33,780
1,342	Hooker Furniture Corp.	24,210
10,899	Hovnanian Enterprises, Inc., Class A(b)(c)	37,493
3,259	Hyatt Hotels Corp., Class A(b)	183,351
2,611	International Speedway Corp., Class A	75,954
5,824	Isle of Capri Casinos, Inc.(b)	59,638
5,766	ITT Educational Services, Inc.(b)(c)	41,919
3,335	Jack in the Box, Inc.	282,775
3,060	John Wiley & Sons, Inc., Class A	189,598
4,229	Journal Communications, Inc., Class A(b)	42,501
2,677	Kate Spade & Co.(b)	84,406
6,137	KB Home	76,467
15,256	Lee Enterprises, Inc.(b)	45,005
1,981	Libbey, Inc.	64,799
1,483	Lifetime Brands, Inc.	23,402
1,885	Lithia Motors, Inc., Class A	159,659
2,026	Loral Space & Communications, Inc.(b)	145,690
2,265	Luby’s, Inc.(b)	11,053
1,342	M/I Homes, Inc.(b)	27,699
3,093	Marcus Corp. (The)	58,334
2,689	MarineMax, Inc.(b)	68,596
2,971	Marriott Vacations Worldwide Corp.	227,282
17,882	McClatchy Co. (The), Class A(b)	44,884
4,441	MDC Holdings, Inc.(c)	111,025
2,011	Media General, Inc.(b)	28,757
4,446	Men’s Wearhouse, Inc. (The)	206,606
3,779	Meredith Corp.	196,735
2,018	Meritage Homes Corp.(b)	73,475
5,369	Modine Manufacturing Co.(b)	65,448
758	Monarch Casino & Resort, Inc.(b)	13,113
1,528	Morgans Hotel Group Co.(b)	10,956
915	NACCO Industries, Inc., Class A	50,371
1,417	Nautilus, Inc.(b)	20,178
5,594	New York & Co., Inc.(b)	12,866
11,493	New York Times Co. (The), Class A	144,697
3,552	Nutrisystem, Inc.	63,297
3,847	Orbitz Worldwide, Inc.(b)	35,508
10,840	Pacific Sunwear of California, Inc.(b)	29,810
5,800	Penske Automotive Group, Inc.	280,430
9,599	Pep Boys-Manny, Moe & Jack (The)(b)	80,920
3,963	Perry Ellis International, Inc.(b)	94,755
2,451	PetMed Express, Inc.(c)	38,481
5,292	Pinnacle Entertainment, Inc.(b)	111,926
16,353	Quiksilver, Inc.(b)	30,580
5,292	Radio One, Inc., Class D(b)	9,949
105,949	RadioShack Corp.(b)(c)	29,358
1,815	Reading International, Inc., Class A(b)	21,943
1,035	Red Robin Gourmet Burgers, Inc.(b)	80,213
14,161	Regal Entertainment Group, Class A(c)	299,647
10,723	Regis Corp.(b)	168,887
19,897	Ruby Tuesday, Inc.(b)	119,780
2,495	Ruth’s Hospitality Group, Inc.	36,227
1,804	Ryland Group, Inc. (The)	72,431
342	Saga Communications, Inc., Class A	13,909
1,489	Salem Communications Corp., Class A	10,378
3,931	Scholastic Corp.	144,582
5,335	Scientific Games Corp., Class A(b)(c)	63,006
3,556	Sears Hometown and Outlet Stores, Inc.(b)	40,361

Schedule of Investments(a)

684	Shiloh Industries, Inc.(b)	$8,365
3,245	Skechers U.S.A., Inc., Class A(b)	195,836
9,273	Sonic Automotive, Inc., Class A	228,394
3,719	Sonic Corp.	112,574
5,184	Spartan Motors, Inc.	27,009
1,813	Speedway Motorsports, Inc.	40,412
5,526	Stage Stores, Inc.	110,520
3,776	Stein Mart, Inc.	51,958
4,607	Stoneridge, Inc.(b)	58,140
3,051	Strayer Education, Inc.(b)	204,417
4,147	Superior Industries International, Inc.	75,683
1,463	Systemax, Inc.(b)	19,121
1,910	Tempur Sealy International, Inc.(b)	105,107
3,482	Thor Industries, Inc.	196,211
7,270	Toll Brothers, Inc.(b)	251,687
5,120	Tower International, Inc.(b)	121,190
4,315	Town Sports International Holdings, Inc.	28,393
19,207	TravelCenters of America LLC(b)	257,182
4,077	Tuesday Morning Corp.(b)	72,163
2,111	Unifi, Inc.(b)	68,038
3,135	Universal Technical Institute, Inc.	25,613
4,238	VOXX International Corp., Class A(b)	33,904
5,053	Weight Watchers International, Inc.(b)(c)	83,678
23,798	Wendy’s Co. (The)	250,831
2,935	West Marine, Inc.(b)	35,220
752	Weyco Group, Inc.	20,319
1,036	Winnebago Industries, Inc.	20,606
2,406	World Wrestling Entertainment, Inc., Class A(c)	29,137

		12,810,281

	Consumer Staples - 2.9%
21,822	Alliance One International, Inc.(b)	22,913
2,556	Cal-Maine Foods, Inc.(c)	89,588
15,305	Central Garden & Pet Co., Class A(b)	139,276
680	Coca-Cola Bottling Co. Consolidated	66,327
3,208	Elizabeth Arden, Inc.(b)(c)	47,414
7,238	Fresh Del Monte Produce, Inc.	243,414
4,908	Ingles Markets, Inc., Class A	209,326
1,307	John B. Sanfilippo & Son, Inc.	47,666
1,323	National Beverage Corp.(b)	28,762
852	Nutraceutical International Corp.(b)	16,648
433	Oil-Dri Corp. of America	13,259
2,623	Omega Protein Corp.(b)	27,646
3,638	Pilgrim’s Pride Corp.(c)	98,772
3,236	Post Holdings, Inc.(b)	152,901
1,060	Revlon, Inc., Class A(b)	34,704
19,324	Roundy’s, Inc.(b)	69,566
1,366	Seneca Foods Corp., Class A(b)	35,352
5,673	SpartanNash Co.	146,137
4,478	Universal Corp.	179,837
8,310	Vector Group Ltd.	185,978
1,092	Village Super Market, Inc., Class A	31,635
738	WD-40 Co.	60,560
1,759	Weis Markets, Inc.	80,615

		2,028,296

	Energy - 2.2%
4,093	Abraxas Petroleum Corp.(b)	12,115
552	Adams Resources & Energy, Inc.	32,038
5,801	Alon USA Energy, Inc.	70,076
5,747	Basic Energy Services, Inc.(b)	33,792
7,857	Bill Barrett Corp.(b)	80,141
4,972	Callon Petroleum Co.(b)	27,097
11,404	Cloud Peak Energy, Inc.(b)	77,433
6,430	Comstock Resources, Inc.(c)	25,977
2,182	CVR Energy, Inc.	83,614
1,180	Dawson Geophysical Co.	12,732

3,458	EP Energy Corp., Class A(b)	$35,790
17,281	EXCO Resources, Inc.(c)	34,389
1,661	Gulf Island Fabrication, Inc.	27,523
5,411	Harvest Natural Resources, Inc.(b)	3,394
10,391	Helix Energy Solutions Group, Inc.(b)	195,039
30,791	Hercules Offshore, Inc.(b)(c)	22,170
3,085	Hornbeck Offshore Services, Inc.(b)	68,487
16,015	ION Geophysical Corp.(b)	36,034
24,107	Key Energy Services, Inc.(b)	40,500
1,596	Mitcham Industries, Inc.(b)	8,954
8,489	Newpark Resources, Inc.(b)	73,345
16,361	Parker Drilling Co.(b)	44,338
8,138	Penn Virginia Corp.(b)(c)	39,714
8,141	PetroQuest Energy, Inc.(b)	23,853
1,296	PHI, Inc.(b)	44,336
10,535	Pioneer Energy Services Corp.(b)	43,615
5,239	Stone Energy Corp.(b)	73,765
12,969	Swift Energy Co.(b)(c)	27,624
2,816	Tesco Corp.	28,836
10,296	TETRA Technologies, Inc.(b)	50,862
4,441	Ultra Petroleum Corp.(b)(c)	56,623
6,044	VAALCO Energy, Inc.(b)	33,484
6,276	W&T Offshore, Inc.	31,757
7,394	Warren Resources, Inc.(b)	7,764
9,494	Willbros Group, Inc.(b)	52,977

		1,560,188

	Financials - 25.7%
1,243	1st Source Corp.	36,954
6,997	AG Mortgage Investment Trust, Inc. REIT	128,675
2,349	Alexander & Baldwin, Inc.	89,873
930	American National Bankshares, Inc.	20,014
1,242	American Residential Properties, Inc. REIT(b)	21,747
1,247	Ameris Bancorp	30,090
1,239	AMERISAFE, Inc.	50,427
846	Ames National Corp.	20,329
35,876	Anworth Mortgage Asset Corp. REIT	186,196
3,645	Arbor Realty Trust, Inc. REIT	25,333
1,162	Armada Hoffler Properties, Inc. REIT	12,399
1,370	Arrow Financial Corp.	35,031
12,412	Ashford Hospitality Trust, Inc. REIT	130,574
140	Ashford, Inc.(b)	20,300
13,623	Astoria Financial Corp.	166,609
1,422	Baldwin & Lyons, Inc., Class B	32,848
545	BancFirst Corp.	31,425
7,934	BancorpSouth, Inc.	157,490
4,801	Bank Mutual Corp.	30,582
4,359	Bank of Hawaii Corp.	246,109
1,822	BankFinancial Corp.	20,607
1,280	Banner Corp.	51,686
564	Bar Harbor Bankshares	17,315
727	BBX Capital Corp., Class A(b)	10,280
2,399	Beneficial Bancorp, Inc.(b)	25,885
1,085	Blackstone Mortgage Trust, Inc., Class A REIT	31,682
2,106	BOK Financial Corp.	113,956
4,790	Boston Private Financial Holdings, Inc.	52,690
2,482	Brixmor Property Group, Inc. REIT	67,262
9,506	Brookline Bancorp, Inc.	91,258
4,725	Calamos Asset Management, Inc., Class A	59,299
999	Camden National Corp.	37,123
1,710	Capital City Bank Group, Inc.	25,650
22,368	Capitol Federal Financial, Inc.	278,705
17,154	Capstead Mortgage Corp. REIT	206,191
3,563	Cash America International, Inc.	74,110
5,210	Cathay General Bancorp	124,467

Schedule of Investments(a)

9,233	Cedar Realty Trust, Inc. REIT	$73,495
1,898	Central Pacific Financial Corp.	39,820
323	Century Bancorp, Inc., Class A	12,526
2,027	Charter Financial Corp.	22,702
3,051	Chemical Financial Corp.	86,526
1,183	Citizens & Northern Corp.	22,867
3,445	Citizens, Inc., Class A(b)	24,873
1,500	City Holding Co.	63,495
3,583	City National Corp.	310,610
2,714	CNA Financial Corp.	105,737
2,288	CoBiz Financial, Inc.	24,939
1,254	Cohen & Steers, Inc.	52,768
1,558	Community Trust Bancorp, Inc.	49,202
2,552	Consumer Portfolio Services, Inc.(b)	14,291
9,478	Corporate Office Properties Trust REIT	284,340
8,332	Cousins Properties, Inc. REIT	91,985
3,805	Crawford & Co., Class B	35,577
7,287	CVB Financial Corp.	106,463
6,334	DCT Industrial Trust, Inc. REIT	239,172
16,681	DiamondRock Hospitality Co. REIT	242,375
3,308	Dime Community Bancshares, Inc.	48,826
1,203	Donegal Group, Inc., Class A	19,236
9,168	Douglas Emmett, Inc. REIT	261,105
730	EMC Insurance Group, Inc.	23,550
3,006	Employers Holdings, Inc.	62,525
3,259	Enova International, Inc.(b)	62,736
647	Enterprise Bancorp, Inc.	13,231
1,521	Enterprise Financial Services Corp.	29,066
4,052	EPR Properties REIT	263,623
964	ESB Financial Corp.	16,108
17,236	F.N.B. Corp.	206,832
1,492	FBL Financial Group, Inc., Class A	77,868
807	FBR & Co.(b)	18,093
1,058	Federal Agricultural Mortgage Corp., Class C	29,148
6,369	FelCor Lodging Trust, Inc. REIT	63,754
1,399	Financial Institutions, Inc.	30,820
2,119	First Bancorp	35,175
776	First Bancorp, Inc.	12,866
8,369	First Busey Corp.	51,553
552	First Citizens BancShares, Inc., Class A	134,716
11,416	First Commonwealth Financial Corp.	90,072
1,945	First Community Bancshares, Inc.	30,517
1,033	First Defiance Financial Corp.	31,465
1,216	First Financial Corp.	39,411
1,136	First Financial Northwest, Inc.	13,621
1,837	First Interstate BancSystem, Inc., Class A	43,904
2,526	First Merchants Corp.	55,168
6,380	First Midwest Bancorp, Inc.	98,252
6,641	First Potomac Realty Trust REIT	85,005
12,644	FirstMerit Corp.	207,172
2,360	Flagstar Bancorp, Inc.(b)	33,536
2,953	Flushing Financial Corp.	53,449
6,949	Forest City Enterprises, Inc., Class A(b)	170,251
2,438	Forestar Group, Inc.(b)	32,352
8,857	Franklin Street Properties Corp. REIT	114,078
451	FRP Holdings, Inc.(b)	16,326
21,240	Fulton Financial Corp.	236,826
2,829	FXCM, Inc., Class A	6,224
276	GAMCO Investors, Inc., Class A	22,535
333	Gaming and Leisure Properties, Inc. REIT	10,866
2,803	Getty Realty Corp. REIT	51,940
13,640	GFI Group, Inc.	76,520
5,314	Glacier Bancorp, Inc.	118,343
5,898	Gramercy Property Trust, Inc. REIT	40,814

1,358	Great Southern Bancorp, Inc.	$49,051
2,015	Greenhill & Co., Inc.	74,313
1,027	Guaranty Bancorp	13,741
2,660	Hallmark Financial Services, Inc.(b)	29,366
1,652	Hanmi Financial Corp.	32,809
1,563	Heartland Financial USA, Inc.	43,170
1,230	HomeTrust Bancshares, Inc.(b)	19,004
4,910	Horace Mann Educators Corp.	149,608
793	Horizon Bancorp	17,747
1,835	Hudson Valley Holding Corp.	45,269
566	Independence Holding Co.	7,194
1,210	Independent Bank Corp.	14,883
1,290	Infinity Property & Casualty Corp.	90,648
8,502	Inland Real Estate Corp. REIT	96,753
11,392	Interactive Brokers Group, Inc., Class A	348,937
6,967	International Bancshares Corp.	156,827
2,127	Intervest Bancshares Corp.	20,951
5,176	Investment Technology Group, Inc.(b)	107,402
12,709	Investors Real Estate Trust REIT	104,849
7,248	iStar Financial, Inc. REIT(b)	94,514
13,386	Janus Capital Group, Inc.	234,790
595	Kansas City Life Insurance Co.	27,055
2,185	Kite Realty Group Trust REIT	66,774
3,277	Lakeland Bancorp, Inc.	35,359
3,880	Lamar Advertising Co., Class A REIT	217,358
687	LCNB Corp.	9,927
16,221	Lexington Realty Trust REIT	185,082
2,056	MainSource Financial Group, Inc.	39,475
558	Marlin Business Services Corp.	8,956
4,468	MB Financial, Inc.	126,936
11,028	Meadowbrook Insurance Group, Inc.	91,532
659	Mercantile Bank Corp.	12,521
559	Merchants Bancshares, Inc.	14,964
4,404	Mercury General Corp.	251,689
1,279	Metro Bancorp, Inc.(b)	32,563
6,844	MGIC Investment Corp.(b)	58,311
617	National Bankshares, Inc.	18,029
715	National Interstate Corp.	18,426
318	National Western Life Insurance Co., Class A	75,808
1,427	Navigators Group, Inc. (The)(b)	105,912
4,230	NBT Bancorp, Inc.	97,332
2,536	Nelnet, Inc., Class A	110,925
4,950	New Senior Investment Group, Inc. REIT	81,873
4,919	Newcastle Investment Corp. REIT	21,791
661	Northrim BanCorp, Inc.	13,703
9,430	Northwest Bancshares, Inc.	111,274
1,538	OceanFirst Financial Corp.	24,916
10,774	Old National Bancorp	144,479
1,216	One Liberty Properties, Inc. REIT	29,804
5,602	OneBeacon Insurance Group Ltd., Class A	88,568
1,917	Oppenheimer Holdings, Inc., Class A	37,861
1,438	Pacific Continental Corp.	18,176
7,380	PacWest Bancorp	315,532
1,576	Park National Corp.	126,726
750	Peapack Gladstone Financial Corp.	13,373
392	Penns Woods Bancorp, Inc.	17,409
6,825	Pennsylvania Real Estate Investment Trust REIT	163,322
1,294	Peoples Bancorp, Inc.	29,568
2,984	Phoenix Cos., Inc. (The)(b)	185,098
1,923	Piper Jaffray Cos.(b)	98,169
3,698	Potlatch Corp. REIT	147,402
601	Preferred Bank	15,692
5,602	Primerica, Inc.	278,083
766	Provident Financial Holdings, Inc.	11,888

Schedule of Investments(a)

6,380	Provident Financial Services, Inc.	$110,757
9,991	RAIT Financial Trust REIT	70,437
4,430	Ramco-Gershenson Properties Trust REIT	86,695
10,670	Redwood Trust, Inc. REIT	212,653
2,231	Renasant Corp.	58,363
1,466	Republic Bancorp, Inc., Class A	33,410
1,445	Resource America, Inc., Class A	12,702
4,750	RLI Corp.	222,823
2,929	Ryman Hospitality Properties, Inc. REIT	160,802
3,525	S&T Bancorp, Inc.	96,902
4,105	Sabra Health Care REIT, Inc. REIT	134,234
1,853	Safety Insurance Group, Inc.	114,793
2,319	Sandy Spring Bancorp, Inc.	57,349
7,197	Selective Insurance Group, Inc.	185,827
1,129	Sierra Bancorp	17,883
2,604	Silver Bay Realty Trust Corp. REIT	40,570
1,422	Simmons First National Corp.	53,211
1,482	Southwest Bancorp, Inc.	22,615
1,984	Springleaf Holdings, Inc.(b)	62,694
1,408	St. Joe Co. (The)(b)	22,753
1,889	State Auto Financial Corp.	41,558
2,474	State Bank Financial Corp.	45,175
2,203	Stewart Information Services Corp.	78,867
1,142	Stock Yards Bancorp, Inc.	35,174
7,633	Strategic Hotels & Resorts, Inc. REIT(b)	102,435
1,217	Suffolk Bancorp	27,991
985	Sun Bancorp, Inc.(b)	18,026
9,987	Sunstone Hotel Investors, Inc. REIT	170,278
23,907	Susquehanna Bancshares, Inc.	301,467
3,018	TowneBank	43,791
1,210	Trico Bancshares	28,254
10,613	TrustCo Bank Corp. NY	68,242
8,159	Trustmark Corp.	174,276
13,898	Umpqua Holdings Corp.	215,558
5,244	United Bankshares, Inc.	177,300
2,441	United Community Banks, Inc.	42,742
4,634	United Community Financial Corp.	25,024
1,885	United Fire Group, Inc.	52,667
3,434	Universal Insurance Holdings, Inc.	79,772
2,199	Univest Corp. of Pennsylvania	40,725
2,154	Urstadt Biddle Properties, Inc., Class A REIT	50,619
8,046	Washington REIT	231,001
9,927	Washington Federal, Inc.	197,150
1,212	Washington Trust Bancorp, Inc.	44,383
7,269	Webster Financial Corp.	221,923
3,233	WesBanco, Inc.	97,572
1,212	West Bancorporation, Inc.	19,828
2,321	Westamerica Bancorp.	94,418
2,087	Western Asset Mortgage Capital Corp. REIT(c)	28,175
3,137	Westfield Financial, Inc.	22,586
380	White Mountains Insurance Group Ltd.	244,940
3,471	Wilshire Bancorp, Inc.	31,586
758	World Acceptance Corp.(b)	55,675
796	Yadkin Financial Corp.(b)	15,172

		18,037,702

	Health Care - 4.4%
5,444	Affymetrix, Inc.(b)	60,102
1,594	Albany Molecular Research, Inc.(b)	26,030
984	Alliance HealthCare Services, Inc.(b)	22,179
8,340	Amedisys, Inc.(b)	235,021
4,620	AMN Healthcare Services, Inc.(b)	86,949
3,385	Amsurg Corp.(b)	186,784
8,839	BioScrip, Inc.(b)	50,824
9,861	Brookdale Senior Living, Inc.(b)	332,809

1,556	Cambrex Corp.(b)	$34,901
2,748	Charles River Laboratories International, Inc.(b)	190,574
3,619	Cross Country Healthcare, Inc.(b)	37,022
12,219	Five Star Quality Care, Inc.(b)	42,522
9,168	Gentiva Health Services, Inc.(b)	178,043
5,666	Healthways, Inc.(b)	116,833
4,929	Hill-Rom Holdings, Inc.	235,409
5,152	Invacare Corp.	75,477
1,767	LHC Group, Inc.(b)	52,515
4,180	Magellan Health, Inc.(b)	251,302
5,100	Molina Healthcare, Inc.(b)	259,641
1,119	National Healthcare Corp.	70,464
2,133	OraSure Technologies, Inc.(b)	19,602
21,779	PDL BioPharma, Inc.(c)	158,769
5,436	PharMerica Corp.(b)	125,082
1,749	Providence Service Corp. (The)(b)	68,211
5,741	Skilled Healthcare Group, Inc., Class A(b)	47,650
809	Surgical Care Affiliates, Inc.(b)	26,090
704	SurModics, Inc.(b)	16,136
1,216	Symmetry Surgical, Inc.(b)	8,755
10,000	Universal American Corp.(b)	90,300

		3,105,996

	Industrials - 19.4%
5,070	AAR Corp.	145,306
7,835	ABM Industries, Inc.	226,196
24,220	ACCO Brands Corp.(b)	191,822
11,333	Accuride Corp.(b)	49,865
1,082	Aerovironment, Inc.(b)	27,688
8,788	Air Transport Services Group, Inc.(b)	73,204
8,818	Aircastle Ltd.	176,889
2,400	Albany International Corp., Class A	81,912
653	American Science & Engineering, Inc.	30,299
763	American Woodmark Corp.(b)	31,382
1,837	Apogee Enterprises, Inc.	79,469
3,201	Applied Industrial Technologies, Inc.	129,416
5,717	ARC Document Solutions, Inc.(b)	52,425
2,922	ArcBest Corp.	108,874
1,717	Astec Industries, Inc.	61,057
6,067	Atlas Air Worldwide Holdings, Inc.(b)	274,228
3,675	Baltic Trading Ltd.(c)	5,954
3,334	Barnes Group, Inc.	114,523
6,073	Brady Corp., Class A	158,930
7,402	Briggs & Stratton Corp.	136,271
7,174	Brink’s Co. (The)	160,769
2,316	Builders FirstSource, Inc.(b)	13,711
6,874	Casella Waste Systems, Inc., Class A(b)	26,190
6,873	CBIZ, Inc.(b)	56,908
2,874	CDI Corp.	48,829
27,388	Cenveo, Inc.(b)	53,954
1,944	Columbus McKinnon Corp.	48,697
4,463	Comfort Systems USA, Inc.	74,309
4,253	Commercial Vehicle Group, Inc.(b)	23,519
2,029	Courier Corp.	47,621
15,429	Covanta Holding Corp.	315,369
1,557	CRA International, Inc.(b)	45,978
3,179	Crane Co.	193,760
4,435	Deluxe Corp.	287,965
2,452	Douglas Dynamics, Inc.	49,506
1,495	Ducommun, Inc.(b)	38,825
2,652	Dun & Bradstreet Corp. (The)	305,272
3,961	Dycom Industries, Inc.(b)	122,038
973	Dynamic Materials Corp.	13,778
1,169	Encore Wire Corp.	35,807
3,120	Engility Holdings, Inc.(b)	124,488
4,462	Ennis, Inc.	59,523

Schedule of Investments(a)

1,398	EnPro Industries, Inc.(b)	$82,943
4,091	Federal Signal Corp.	62,470
578	Franklin Covey Co.(b)	10,444
1,284	FreightCar America, Inc.	29,969
5,543	FTI Consulting, Inc.(b)	225,434
2,109	Furmanite Corp.(b)	15,459
1,821	G&K Services, Inc.	127,652
4,503	GATX Corp.	257,346
2,677	GenCorp, Inc.(b)	44,974
3,354	Gibraltar Industries, Inc.(b)	50,780
4,670	Global Brass & Copper Holdings, Inc.	61,317
16,110	GrafTech International Ltd.(b)	58,479
4,500	Granite Construction, Inc.	153,360
7,009	Great Lakes Dredge & Dock Corp.(b)	54,460
2,019	Greenbrier Cos., Inc. (The)(c)	104,847
3,698	H&E Equipment Services, Inc.	64,863
1,364	Hardinge, Inc.	15,563
11,119	Hawaiian Holdings, Inc.(b)	216,153
3,671	Heartland Express, Inc.	94,308
2,556	Heidrick & Struggles International, Inc.	56,641
4,021	Herman Miller, Inc.	116,810
3,719	Hill International, Inc.(b)	14,207
4,384	HNI Corp.	215,912
2,263	Houston Wire & Cable Co.	25,051
788	Hurco Cos., Inc.	27,643
2,359	ICF International, Inc.(b)	88,132
3,621	Insperity, Inc.	151,865
1,341	Insteel Industries, Inc.	27,383
3,362	Interface, Inc.	52,817
1,243	International Shipholding Corp.	20,833
2,025	John Bean Technologies Corp.	61,135
1,039	Kadant, Inc.	41,290
2,649	Kaman Corp.	100,715
7,111	Kelly Services, Inc., Class A	120,176
2,281	Kforce, Inc.	53,375
3,324	Kimball International, Inc., Class B	28,819
4,796	Knight Transportation, Inc.	136,638
5,041	Knoll, Inc.	103,290
4,083	Korn/Ferry International(b)	116,366
5,091	Layne Christensen Co.(b)(c)	41,186
864	LB Foster Co.	40,962
2,322	Lennox International, Inc.	228,276
1,811	LMI Aerospace, Inc.(b)	25,716
3,362	LSI Industries, Inc.	24,677
1,595	Lydall, Inc.(b)	43,942
2,563	Macquarie Infrastructure Co. LLC	183,152
8,370	Manitowoc Co., Inc. (The)	156,519
1,249	Masonite International Corp.(b)	78,337
6,631	Matson, Inc.	230,427
2,462	Matthews International Corp.	114,064
2,191	McGrath RentCorp	66,563
16,147	Meritor, Inc.(b)	206,682
1,369	Miller Industries, Inc.	27,654
2,316	MSA Safety, Inc.	101,117
4,687	Mueller Industries, Inc.	147,125
10,433	Mueller Water Products, Inc.	106,730
1,169	National Presto Industries, Inc.(c)	73,647
5,618	Navigant Consulting, Inc.(b)	81,068
1,421	NCI Building Systems, Inc.(b)	21,926
1,329	NN, Inc.	30,633
1,134	Nortek, Inc.(b)	86,558
1,162	Northwest Pipe Co.(b)	27,807
3,229	Orion Marine Group, Inc.(b)	29,481
653	P.A.M. Transportation Services, Inc.(b)	37,809
960	Park-Ohio Holdings Corp.	51,293
1,310	PGT, Inc.(b)	11,253

1,656	Ply Gem Holdings, Inc.(b)	$20,866
3,464	Polypore International, Inc.(b)	154,910
333	Preformed Line Products Co.	15,921
7,868	Quad Graphics, Inc., Class A	157,675
3,296	Quality Distribution, Inc.(b)	27,489
3,281	Quanex Building Products Corp.	61,781
25,992	Republic Airways Holdings, Inc.(b)	357,650
3,780	Resources Connection, Inc.	63,126
3,009	Rexnord Corp.(b)	74,473
5,244	Rush Enterprises, Inc., Class A(b)	146,832
2,328	Saia, Inc.(b)	98,032
2,705	Simpson Manufacturing Co., Inc.	88,291
21,620	SkyWest, Inc.	271,331
933	Standex International Corp.	65,394
14,732	Steelcase, Inc., Class A	248,676
2,569	Sterling Construction Co., Inc.(b)	8,914
1,630	TRC Cos., Inc.(b)	11,263
2,844	TriMas Corp.(b)	76,760
3,433	TrueBlue, Inc.(b)	75,732
11,034	Tutor Perini Corp.(b)	239,548
1,160	Twin Disc, Inc.	18,676
6,225	United Stationers, Inc.	250,930
1,917	Universal Forest Products, Inc.	95,965
4,251	USG Corp.(b)	129,443
12,475	UTi Worldwide, Inc.(b)	148,078
2,685	Viad Corp.	72,441
1,178	Vicor Corp.(b)	12,687
809	VSE Corp.	58,547
1,944	Watts Water Technologies, Inc., Class A	113,977
7,627	Werner Enterprises, Inc.	217,598
3,787	West Corp.	123,835
928	Willis Lease Finance Corp.(b)	19,173
2,244	Xerium Technologies, Inc.(b)	34,535
11,361	YRC Worldwide, Inc.(b)(c)	180,185

		13,607,783

	Information Technology - 12.7%
3,148	Acxiom Corp.(b)	57,294
4,119	ADTRAN, Inc.	91,071
1,802	Advanced Energy Industries, Inc.(b)	43,248
1,530	Agilysys, Inc.(b)	15,881
2,607	Alpha & Omega Semiconductor Ltd.(b)	22,863
1,829	American Software, Inc., Class A	15,162
34,985	Amkor Technology, Inc.(b)	222,155
6,826	ANADIGICS, Inc.(b)	7,372
1,372	Applied Micro Circuits Corp.(b)	7,203
23,445	Atmel Corp.(b)	195,297
5,240	AVX Corp.	67,753
10,254	Axcelis Technologies, Inc.(b)	24,610
1,268	Bel Fuse, Inc., Class B	29,823
2,088	Belden, Inc.	173,179
8,905	Benchmark Electronics, Inc.(b)	215,768
2,965	Black Box Corp.	62,295
5,624	Brooks Automation, Inc.	72,606
3,278	Cabot Microelectronics Corp.(b)	161,966
9,335	Cadence Design Systems, Inc.(b)	167,937
7,015	CDW Corp.	240,334
5,576	Checkpoint Systems, Inc.(b)	72,265
15,774	Ciber, Inc.(b)	50,950
3,141	Cohu, Inc.	35,588
4,256	CommScope Holding Co., Inc.(b)	119,615
2,361	Comtech Telecommunications Corp.	78,007
8,891	Convergys Corp.	170,352
2,084	Covisint Corp.(b)	4,626
2,267	CTS Corp.	36,272
6,920	Cypress Semiconductor Corp.(b)	101,932
3,255	Daktronics, Inc.	40,297

Schedule of Investments(a)

3,462	Dice Holdings, Inc.(b)	$28,631
7,370	Diebold, Inc.	229,944
3,172	Digi International, Inc.(b)	30,293
3,374	Digital River, Inc.(b)	86,138
3,054	Diodes, Inc.(b)	80,717
2,233	Dot Hill Systems Corp.(b)	9,312
3,281	DSP Group, Inc.(b)	36,058
36,267	EarthLink Holdings Corp.	153,047
3,129	Eastman Kodak Co.(b)(c)	56,353
2,429	Electro Rent Corp.	31,310
3,521	Electro Scientific Industries, Inc.	22,077
9,943	Emulex Corp.(b)	62,243
8,265	Entegris, Inc.(b)	107,445
628	ePlus, Inc.(b)	42,352
3,017	Euronet Worldwide, Inc.(b)	136,942
1,564	Fair Isaac Corp.	111,591
16,462	Fairchild Semiconductor International, Inc.(b)	252,692
4,579	FormFactor, Inc.(b)	34,571
5,786	Freescale Semiconductor Ltd.(b)	185,673
7,223	Global Cash Access Holdings, Inc.(b)	47,744
2,851	GSI Group, Inc.(b)	37,690
1,513	GSI Technology, Inc.(b)	7,656
2,700	Hackett Group, Inc. (The)	20,466
10,046	Harmonic, Inc.(b)	76,852
8,507	Imation Corp.(b)	31,986
6,592	Integrated Device Technology, Inc.(b)	120,568
2,763	Integrated Silicon Solution, Inc.	44,429
3,850	Internap Corp.(b)	32,417
15,756	Intersil Corp.	225,468
1,677	Intevac, Inc.(b)	10,900
6,192	Itron, Inc.(b)	230,404
2,090	IXYS Corp.	23,617
10,924	Kemet Corp.(b)	41,511
2,495	Kimball Electronics, Inc.(b)	25,399
2,819	Kofax Ltd. (United Kingdom)(b)	19,423
3,476	Kopin Corp.(b)	12,687
3,477	Lionbridge Technologies, Inc.(b)	17,315
1,499	Methode Electronics, Inc.	54,219
3,526	Micrel, Inc.	49,611
3,753	MKS Instruments, Inc.	131,393
8,298	ModusLink Global Solutions, Inc.(b)	29,956
17,329	Monster Worldwide, Inc.(b)	71,569
1,761	Multi-Fineline Electronix, Inc.(b)	22,911
1,402	NCI, Inc., Class A(b)	17,273
2,727	Newport Corp.(b)	50,504
7,397	OmniVision Technologies, Inc.(b)	200,015
2,119	Park Electrochemical Corp.	46,003
2,772	Pericom Semiconductor Corp.(b)	40,499
10,494	Photronics, Inc.(b)	88,150
4,081	Plexus Corp.(b)	154,629
11,708	PMC - Sierra, Inc.(b)	103,499
14,697	Polycom, Inc.(b)	195,470
2,827	PRGX Global, Inc.(b)	14,672
3,701	Progress Software Corp.(b)	92,710
10,090	QLogic Corp.(b)	134,802
4,447	Qorvo, Inc.(b)	328,500
33,715	Quantum Corp.(b)	53,270
5,021	QuinStreet, Inc.(b)	25,708
3,673	RealNetworks, Inc.(b)	25,821
1,276	Richardson Electronics Ltd.	11,956
3,265	Rofin-Sinar Technologies, Inc.(b)	87,894
2,368	Rudolph Technologies, Inc.(b)	23,751
4,492	ScanSource, Inc.(b)	154,884
3,773	Sigma Designs, Inc.(b)	23,996
2,261	Silicon Graphics International Corp.(b)	21,321
3,670	Silicon Image, Inc.(b)	26,644

2,211	Sonus Networks, Inc.(b)	$42,186
6,976	Spansion, Inc.(b)	247,369
4,871	Speed Commerce, Inc.(b)	11,593
12,766	SunEdison, Inc.(b)	239,107
5,005	Sykes Enterprises, Inc.(b)	112,713
2,094	TeleTech Holdings, Inc.(b)	46,194
10,365	TTM Technologies, Inc.(b)	72,037
2,017	Ultra Clean Holdings, Inc.(b)	17,750
11,862	United Online, Inc.(b)	156,578
1,977	VASCO Data Security International, Inc.(b)(c)	42,505
528	Viasystems Group, Inc.(b)	8,453
1,607	Vishay Precision Group, Inc.(b)	26,740
1,475	WebMD Health Corp.(b)	57,156
2,686	Xcerra Corp.(b)	20,628
1,273	XO Group, Inc.(b)	20,928
2,521	Zebra Technologies Corp.(b)	210,403

		8,941,612

	Materials - 6.5%
3,856	A. Schulman, Inc.	134,382
3,660	A.M. Castle & Co.(b)(c)	22,143
1,030	AEP Industries, Inc.(b)	51,613
39,771	AK Steel Holding Corp.(b)(c)	150,732
1,792	Ampco-Pittsburgh Corp.	32,614
4,036	Boise Cascade Co.(b)	163,216
3,190	Carpenter Technology Corp.	121,029
8,027	Century Aluminum Co.(b)	185,504
8,761	Chemtura Corp.(b)	190,902
19,947	Coeur Mining, Inc.(b)	125,666
5,377	Cytec Industries, Inc.	258,042
8,331	Ferro Corp.(b)	92,724
4,452	Greif, Inc., Class A	170,066
2,869	H.B. Fuller Co.	118,059
799	Handy & Harman Ltd.(b)	36,059
1,020	Haynes International, Inc.	39,709
3,968	Headwaters, Inc.(b)	55,869
2,820	Horsehead Holding Corp.(b)(c)	37,901
2,000	Kaiser Aluminum Corp.	138,620
2,726	Koppers Holdings, Inc.	49,504
4,637	Kraton Performance Polymers, Inc.(b)	89,680
2,783	Kronos Worldwide, Inc.	31,253
2,580	Materion Corp.	85,011
2,028	Minerals Technologies, Inc.	132,489
3,036	Myers Industries, Inc.	50,549
1,277	Neenah Paper, Inc.	73,274
22,769	Noranda Aluminum Holding Corp.	68,990
9,824	Olin Corp.	246,288
1,728	Olympic Steel, Inc.	23,691
5,491	OM Group, Inc.	153,748
4,391	P.H. Glatfelter Co.	100,422
899	Penford Corp.(b)	16,919
2,859	RTI International Metals, Inc.(b)	63,756
7,061	Schnitzer Steel Industries, Inc., Class A	119,190
3,390	Scotts Miracle-Gro Co. (The)	215,028
3,920	Sensient Technologies Corp.	239,120
4,092	Silgan Holdings, Inc.	210,370
6,490	SunCoke Energy, Inc.	97,999
49,283	Thompson Creek Metals Co., Inc.(b)	63,082
2,624	Tredegar Corp.	56,127
845	Universal Stainless & Alloy Products, Inc.(b)	18,835
1,361	US Concrete, Inc.(b)	34,488
20,889	Walter Energy, Inc.(c)	19,473
5,100	Wausau Paper Corp.	51,816
3,807	Worthington Industries, Inc.	113,944

		4,549,896

	Telecommunication Services - 1.3%
56,703	Cincinnati Bell, Inc.(b)	166,140

Schedule of Investments(a)

7,119	Consolidated Communications Holdings, Inc.	$165,730
6,213	FairPoint Communications, Inc.(b)(c)	92,946
5,020	General Communication, Inc., Class A(b)	73,694
1,323	Hawaiian Telcom Holdco, Inc.(b)	34,438
26,440	Leap Wireless Corp.(b)	66,629
1,719	Lumos Networks Corp.	27,556
5,275	NTELOS Holdings Corp.	21,627
5,120	Premiere Global Services, Inc.(b)	45,261
5,846	Spok Holdings, Inc.	100,083
2,532	United States Cellular Corp.(b)	88,088

		882,192

	Utilities - 6.5%
4,208	ALLETE, Inc.	238,383
845	Artesian Resources Corp., Class A	18,717
59,658	Atlantic Power Corp.(c)	158,094
8,159	Avista Corp.	302,944
4,269	Black Hills Corp.	214,133
4,160	California Water Service Group	102,086
5,422	Cleco Corp.	294,740
10,773	Dynegy, Inc.(b)	294,318
3,901	El Paso Electric Co.	156,274
6,302	Empire District Electric Co. (The)	192,022
1,133	Genie Energy Ltd., Class B(b)	7,104
4,912	IDACORP, Inc.	333,574
3,522	Laclede Group, Inc. (The)	189,343
3,152	MGE Energy, Inc.	144,677
1,638	Middlesex Water Co.	35,823
5,468	New Jersey Resources Corp.	349,296
4,016	Northwest Natural Gas Co.	200,438
4,454	NorthWestern Corp.	257,263
1,073	Ormat Technologies, Inc.	28,703
4,568	Otter Tail Corp.	141,243
8,235	Piedmont Natural Gas Co., Inc.	328,494
10,805	PNM Resources, Inc.	329,552
1,535	SJW Corp.	51,837
2,804	South Jersey Industries, Inc.	163,333
1,691	Unitil Corp.	63,176

		4,595,567

	Total Common Stocks and Other Equity Interests (Cost $63,049,147)	70,119,513

	Rights - 0.0%
	Health Care - 0.0%
69	Providence Service Corp. (The), expiring 03/05/15 (Cost $0)	0

	Money Market Fund - 0.2%
109,886	Invesco Premier Portfolio – Institutional Class(d) (Cost $109,886)	109,886

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $63,159,033)-100.1%	70,229,399

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.4%
1,708,358	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $1,708,358)	1,708,358

Total Investments (Cost $64,867,391)(f)-102.5%	$71,937,757
Other assets less liabilities-(2.5)%	(1,742,010)

Net Assets-100.0%	$70,195,747

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$1,582,055	$(1,582,055)	$-

*	Amount does not include excess collateral received, if any.

(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $65,512,476. The net unrealized appreciation was $6,425,281, which consisted of aggregate gross unrealized appreciation of $12,708,172 and aggregate gross unrealized depreciation of $6,282,891.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.3%
9,267	1-800-FLOWERS.COM, Inc., Class A(b)	$73,117
7,319	AH Belo Corp., Class A	66,017
1,423	America’s Car-Mart, Inc.(b)	75,576
3,894	Bassett Furniture Industries, Inc.	86,525
3,777	Build-A-Bear Workshop, Inc.(b)	77,882
10,915	Career Education Corp.(b)	60,906
10,008	Carrols Restaurant Group, Inc.(b)	79,664
23,788	Central European Media Enterprises Ltd., (Czech Republic)(b)	61,849
15,040	Century Casinos, Inc.(b)	82,570
10,770	China Automotive Systems, Inc. (China)(b)	65,158
13,989	China XD Plastics Co. Ltd. (China)(b)(c)	55,396
3,006	Citi Trends, Inc.(b)	68,807
1,319	Cooper-Standard Holding, Inc.(b)	68,918
290	Daily Journal Corp.(b)	54,665
6,248	Entercom Communications Corp., Class A(b)	72,289
3,590	Eros International PLC, Class A(b)	67,348
5,032	Escalade, Inc.	76,688
2,368	Flexsteel Industries, Inc.	70,566
6,943	Fuel Systems Solutions, Inc.(b)	74,568
10,653	Gaiam, Inc., Class A(b)	77,980
9,813	Harte-Hanks, Inc.	71,340
5,661	Hemisphere Media Group, Inc., Class A(b)	70,649
11,169	JAKKS Pacific, Inc.(b)(c)	67,237
5,450	Kandi Technologies Group, Inc. (China)(b)(c)	72,594
11,339	Lakes Entertainment, Inc.(b)	90,712
4,417	Lifetime Brands, Inc.	69,700
3,309	M/I Homes, Inc.(b)	68,298
4,106	Marcus Corp. (The)	77,439
3,770	MarineMax, Inc.(b)	96,173
22,875	McClatchy Co. (The), Class A(b)	57,416
5,615	Modine Manufacturing Co.(b)	68,447
2,431	Motorcar Parts of America, Inc.(b)	63,498
5,003	Nautilus, Inc.(b)	71,243
7,580	RCI Hospitality Holdings, Inc.(b)	73,905
5,728	Reading International, Inc., Class A(b)	69,252
4,556	Regis Corp.(b)	71,757
5,729	Rocky Brands, Inc.	78,545
11,107	Ruby Tuesday, Inc.(b)	66,864
5,842	Sequential Brands Group, Inc.(b)	60,465
8,268	Skullcandy, Inc.(b)	82,845
3,474	Speedway Motorsports, Inc.	77,435
920	Strattec Security Corp.	57,960
3,838	Superior Industries International, Inc.	70,043
2,588	Superior Uniform Group, Inc.	98,215
5,626	Systemax, Inc.(b)	73,532
6,021	TravelCenters of America LLC(b)	80,621
1,168	Universal Electronics, Inc.(b)	74,448
3,878	WCI Communities, Inc.(b)	74,884
3,747	William Lyon Homes, Class A(b)	71,493
11,188	Zagg, Inc.(b)	67,464

		3,610,963

	Consumer Staples - 2.5%
8,653	Central Garden & Pet Co.(b)	73,118

7,948	Central Garden & Pet Co., Class A(b)	$72,327
867	Coca-Cola Bottling Co. Consolidated	84,567
2,049	Ingles Markets, Inc., Class A	87,390
1,661	John B. Sanfilippo & Son, Inc.	60,577
5,499	Landec Corp.(b)	70,222
4,815	MGP Ingredients, Inc.	76,366
2,825	Seneca Foods Corp., Class A(b)	73,111
2,892	SpartanNash Co.	74,498
6,444	SunOpta, Inc. (Canada)(b)	67,404

		739,580

	Energy - 5.6%
15,942	Advantage Oil & Gas Ltd. (Canada)(b)	66,638
5,417	Aegean Marine Petroleum Network, Inc. (Greece)	74,700
4,455	ARC Logistics Partners LP	82,017
6,349	Ardmore Shipping Corp. (Ireland)	71,871
14,011	Callon Petroleum Co.(b)	76,360
9,493	Capital Product Partners LP (Greece)(c)	86,956
1,895	CrossAmerica Partners LP	72,597
10,392	DHT Holdings, Inc.	76,381
3,082	Green Plains, Inc.	72,150
6,936	Hallador Energy Co.	78,654
6,692	Jones Energy, Inc., Class A(b)	68,258
3,415	KNOT Offshore Partners LP (United Kingdom)(c)	72,603
5,552	Midcoast Energy Partners LP, Class A	65,125
20,927	Navios Maritime Acquisition Corp.	69,687
7,544	Nordic American Tankers Ltd.	76,345
7,392	Pacific Ethanol, Inc.(b)	63,497
2,031	PHI, Inc.(b)	69,481
13,784	Pioneer Energy Services Corp.(b)	57,066
7,822	Renewable Energy Group, Inc.(b)	68,364
1,232	REX American Resources Corp.(b)	68,388
4,803	Southcross Energy Partners LP	61,478
15,013	Teekay Tankers Ltd., Class A	77,167
10,883	Tsakos Energy Navigation Ltd.	75,093

		1,650,876

	Financials - 39.3%
4,090	AG Mortgage Investment Trust, Inc. REIT	75,215
2,443	Agree Realty Corp. REIT	84,626
4,323	American Residential Properties, Inc. REIT(b)	75,696
2,978	Ameris Bancorp	71,859
14,475	Anworth Mortgage Asset Corp. REIT	75,125
4,643	Apollo Commercial Real Estate Finance, Inc. REIT	76,749
4,817	Apollo Residential Mortgage, Inc. REIT	75,386
11,221	Arbor Realty Trust, Inc. REIT	77,986
6,616	Ares Commercial Real Estate Corp. REIT	79,590
2,855	Arlington Asset Investment Corp., Class A	75,743
7,247	Ashford Hospitality Trust, Inc. REIT	76,238
6,657	Banc of California, Inc.	68,234
6,404	BankFinancial Corp.	72,429
1,766	Banner Corp.	71,311
6,844	Beneficial Bancorp, Inc.(b)	73,847
2,836	Berkshire Hills Bancorp, Inc.	70,616
9,263	BlackRock Kelso Capital Corp.	74,289
7,577	Brookline Bancorp, Inc.	72,739
4,078	BSB Bancorp, Inc.(b)	76,340
5,699	Calamos Asset Management, Inc., Class A	71,522
4,891	Capital City Bank Group, Inc.	73,365
2,004	Capital Southwest Corp.	87,194
3,829	Cardinal Financial Corp.	68,194
10,356	Cedar Realty Trust, Inc. REIT	82,434
6,412	Centerstate Banks, Inc.	70,596
3,535	Central Pacific Financial Corp.	74,164

Schedule of Investments(a)

1,896	Century Bancorp, Inc., Class A	$73,527
6,629	Charter Financial Corp.	74,245
2,621	Chatham Lodging Trust REIT	81,592
2,492	Chemical Financial Corp.	70,673
4,108	Cherry Hill Mortgage Investment Corp. REIT	69,507
4,674	Compass Diversified Holdings	75,719
3,997	ConnectOne Bancorp, Inc.	73,545
1,937	CoreSite Realty Corp. REIT	84,860
15,825	Cowen Group, Inc. (b)	65,832
3,903	Customers Bancorp, Inc.(b)	76,694
2,757	CyrusOne, Inc. REIT	77,334
4,690	Dime Community Bancshares, Inc.	69,224
9,208	Dynex Capital, Inc. REIT	77,071
3,806	Ellington Financial LLC	79,736
4,668	Ellington Residential Mortgage REIT	76,649
2,142	EMC Insurance Group, Inc.	69,101
6,363	ESSA Bancorp, Inc.	77,310
5,676	Excel Trust, Inc. REIT	79,691
6,499	EZCORP, Inc., Class A(b)	67,005
9,096	Farmers National Banc Corp.	68,493
3,105	FBR & Co.(b)	69,614
2,517	Federal Agricultural Mortgage Corp., Class C	69,343
3,145	Federated National Holding Co.	91,551
29,945	First Acceptance Corp.(b)	69,772
8,243	First Commonwealth Financial Corp.	65,037
2,222	First Defiance Financial Corp.	67,682
2,144	First Financial Corp.	69,487
6,305	First Financial Northwest, Inc.	75,597
3,337	First Merchants Corp.	72,880
2,149	First NBC Bank Holding Co.(b)	66,533
6,146	First Potomac Realty Trust REIT	78,669
4,072	Firsthand Technology Value Fund, Inc.	64,704
7,033	Five Oaks Investment Corp. REIT	76,941
4,829	Flagstar Bancorp, Inc.(b)	68,620
3,767	Flushing Financial Corp.	68,183
4,932	Forestar Group, Inc.(b)	65,448
4,584	FXCM, Inc., Class A(c)	10,085
8,422	Gain Capital Holdings, Inc.	68,639
4,171	Getty Realty Corp. REIT	77,289
9,185	Gladstone Capital Corp.	68,061
2,666	Global Indemnity PLC, Class A(b)	69,956
4,236	Golub Capital BDC, Inc.	75,570
1,925	Great Southern Bancorp, Inc.	69,531
8,801	GSV Capital Corp.(b)	81,321
6,287	Hallmark Financial Services, Inc.(b)	69,408
3,501	Hanmi Financial Corp.	69,530
5,338	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	73,131
4,351	Heritage Financial Corp.	67,528
3,311	Home Bancorp, Inc.	72,445
4,363	HomeStreet, Inc.(b)	77,051
4,560	HomeTrust Bancshares, Inc.(b)	70,452
11,712	Imperial Holdings, Inc.(b)	69,569
5,444	Independence Holding Co.	69,193
8,159	Independence Realty Trust, Inc. REIT	77,674
5,851	Independent Bank Corp.	71,967
1,773	Independent Bank Corp.	67,073
983	Infinity Property & Casualty Corp.	69,075
7,559	Intervest Bancshares Corp.	74,456
7,325	JAVELIN Mortgage Investment Corp. REIT	66,950
9,972	JMP Group, LLC.	76,086
1,575	Kansas City Life Insurance Co.	71,615
11,138	KCAP Financial, Inc.	73,956

19,228	Ladenburg Thalmann Financial Services, Inc.(b)	$73,259
5,938	Maiden Holdings Ltd.	74,225
19,835	MCG Capital Corp.	73,985
6,771	Meridian Bancorp, Inc.(b)	78,611
6,862	Monmouth Real Estate Investment Corp. REIT	81,040
5,253	Monroe Capital Corp.	75,748
7,727	MVC Capital, Inc.	73,252
3,934	National Bank Holdings Corp., Class A	72,582
281	National Western Life Insurance Co., Class A	66,988
1,035	Navigators Group, Inc. (The)(b)	76,818
5,084	New Mountain Finance Corp.	73,718
9,854	New York Mortgage Trust, Inc. REIT	76,270
5,133	Northfield Bancorp, Inc.	73,915
4,586	OFG Bancorp	73,835
6,447	OFS Capital Corp.	76,977
3,284	Oppenheimer Holdings, Inc., Class A	64,859
5,820	Orchid Island Capital, Inc.(c)	75,660
4,932	Oritani Financial Corp.	69,591
5,184	Owens Realty Mortgage, Inc. REIT	70,762
10,790	Pacific Mercantile Bancorp(b)	73,912
7,971	PennantPark Investment Corp.	66,877
2,945	Peoples Bancorp, Inc.	67,293
1,098	Phoenix Cos., Inc. (The)(b)	68,109
4,575	Physicians Realty Trust REIT	80,703
4,051	PICO Holdings, Inc.(b)	64,775
1,302	Piper Jaffray Cos.(b)	66,467
8,349	Preferred Apartment Communities, Inc., REIT	84,408
4,875	Premier Financial Bancorp, Inc.	72,296
5,020	Provident Financial Holdings, Inc.	77,910
2,246	QTS Realty Trust, Inc., Class A REIT	85,370
9,956	RAIT Financial Trust REIT	70,190
2,626	Renasant Corp.	68,696
20,255	Republic First Bancorp, Inc.(b)	69,475
8,401	Resource America, Inc.	73,845
15,071	Resource Capital Corp. REIT	72,793
4,839	Rexford Industrial Realty, Inc. REIT	77,521
2,546	S&T Bancorp, Inc.	69,990
3,853	Safeguard Scientifics, Inc.(b)	70,625
1,186	Safety Insurance Group, Inc.	73,473
5,524	Seacoast Banking Corp. of Florida(b)	69,934
4,587	Silver Bay Realty Trust Corp. REIT	71,465
1,868	Simmons First National Corp.	69,901
4,218	Solar Capital Ltd.	77,949
2,641	Southside Bancshares, Inc.	72,099
3,800	State Bank Financial Corp.	69,388
4,303	Steel Partners Holdings LP(b)	73,796
2,042	Stewart Information Services Corp.	73,104
6,106	Summit Hotel Properties, Inc. REIT	78,279
4,527	TCP Capital Corp.	71,346
3,684	Terreno Realty Corp. REIT	83,995
1,367	Tompkins Financial Corp.	70,086
5,023	TowneBank	72,884
9,876	Trade Street Residential, Inc. REIT	78,613
7,417	TriState Capital Holdings, Inc.(b)	70,165
4,032	United Community Banks, Inc.	70,600
14,144	United Community Financial Corp.	76,378
5,291	United Financial Bancorp, Inc.	65,820
2,568	United Fire Group, Inc.	71,750
3,463	United Insurance Holdings Corp.	84,601
3,714	Universal Insurance Holdings, Inc.	86,276
3,472	Urstadt Biddle Properties, Inc., Class A REIT	81,592

Schedule of Investments(a)

4,330	Walker & Dunlop, Inc.(b)	$76,858
5,776	Waterstone Financial, Inc.	73,240
2,172	WesBanco, Inc.	65,551
5,167	Western Asset Mortgage Capital Corp. REIT(c)	69,755
5,028	Whitestone REIT	78,889
4,873	Winthrop Realty Trust REIT	77,968
993	WSFS Financial Corp.	73,343
3,886	Yadkin Financial Corp.(b)	74,067
4,404	ZAIS Financial Corp. REIT	76,409

		11,549,891

	Health Care - 6.3%
4,690	Albany Molecular Research, Inc.(b)	76,588
2,624	Almost Family, Inc.(b)	79,665
2,577	Amedisys, Inc.(b)	72,620
3,995	AngioDynamics, Inc.(b)	76,884
11,120	ChemoCentryx, Inc.(b)	91,406
16,806	China Cord Blood Corp. (Hong Kong)(b)	78,484
6,083	Cross Country Healthcare, Inc.(b)	62,229
2,770	Cynosure, Inc.(b)	83,709
4,715	Depomed, Inc.(b)	86,143
18,400	Five Star Quality Care, Inc.(b)	64,032
3,820	Healthways, Inc.(b)	78,768
4,189	Heska Corp.(b)	83,319
2,436	LHC Group, Inc.(b)	72,398
1,215	National Healthcare Corp.	76,508
2,100	Natus Medical, Inc.(b)	78,960
7,494	OraSure Technologies, Inc.(b)	68,870
2,540	Orthofix International NV(b)	77,470
8,084	Pernix Therapeutics Holdings, Inc.(b)	67,178
2,085	Providence Service Corp. (The)(b)	81,315
14,607	RTI Surgical, Inc.(b)	65,147
8,670	SciClone Pharmaceuticals, Inc.(b)	63,985
5,013	Tekmira Pharmaceuticals Corp. (Canada)(b)	128,383
3,162	Triple-S Management Corp.(b)	76,141
8,229	Universal American Corp.(b)	74,308

		1,864,510

	Industrials - 13.2%
4,484	Acacia Research Corp.	56,140
8,475	ACCO Brands Corp.(b)	67,122
4,103	Aegion Corp.(b)	62,858
8,876	Air Transport Services Group, Inc.(b)	73,937
3,223	Allied Motion Technologies, Inc.	72,260
2,258	Argan, Inc.	68,666
1,932	Astec Industries, Inc.	68,702
3,719	Briggs & Stratton Corp.	68,467
3,291	CAI International, Inc.(b)	69,012
8,921	CBIZ, Inc.(b)	73,866
4,288	CDI Corp.	72,853
3,998	China Yuchai International Ltd.	73,203
2,792	Covenant Transportation Group, Inc., Class A(b)	79,014
2,504	CRA International, Inc.(b)	73,943
5,001	CTPartners Executive Search, Inc.(b)	27,405
13,885	Danaos Corp. (Greece)(b)	68,037
3,563	Douglas Dynamics, Inc.	71,937
3,005	Ducommun, Inc.(b)	78,040
1,776	Engility Holdings, Inc.(b)	70,862
2,069	ESCO Technologies, Inc.	74,525
2,902	FreightCar America, Inc.	67,733
8,080	Gencor Industries, Inc.(b)	73,932
7,697	General Finance Corp.(b)	57,189
4,696	Gibraltar Industries, Inc.(b)	71,097
16,883	Global Ship Lease, Inc., Class A (United Kingdom)(b)	81,883
5,713	Griffon Corp.	83,924

3,295	Heidrick & Struggles International, Inc.	$73,017
19,780	Hill International, Inc.(b)	75,560
20,150	Hudson Technologies, Inc.(b)	67,905
2,228	Hurco Cos., Inc.	78,158
1,846	ICF International, Inc.(b)	68,967
9,802	InnerWorkings, Inc.(b)	50,284
11,857	Jinpan International Ltd. (China)	61,182
2,859	Lawson Products, Inc.(b)	70,331
1,572	LB Foster Co.	74,529
5,387	LMI Aerospace, Inc.(b)	76,495
3,813	LS Starrett Co. (The), Class A	82,246
2,313	Lydall, Inc.(b)	63,723
3,476	Marten Transport Ltd.	71,084
1,370	Multi-Color Corp.	79,761
1,465	P.A.M. Transportation Services, Inc.(b)	84,824
25,319	Plug Power, Inc.(b)(c)	67,602
4,066	Quanex Building Products Corp.	76,563
17,958	Radiant Logistics, Inc.(b)	86,378
5,206	Republic Airways Holdings, Inc.(b)	71,635
4,642	Resources Connection, Inc.	77,521
5,750	SkyWest, Inc.	72,163
988	Standex International Corp.	69,249
10,759	Supreme Industries, Inc., Class A	82,952
5,478	Titan Machinery, Inc.(b)	77,404
2,674	USA Truck, Inc.(b)	74,337
2,849	Viad Corp.	76,866
1,153	VSE Corp.	83,443
3,470	Willis Lease Finance Corp.(b)	71,690

		3,872,476

	Information Technology - 12.1%
4,134	Actua Corp.(b)	66,557
8,582	Alpha & Omega Semiconductor Ltd.(b)	75,264
2,793	Bel Fuse, Inc., Class B	65,691
3,195	Black Box Corp.	67,127
5,962	Brooks Automation, Inc.	76,969
5,195	Cascade Microtech, Inc.(b)	69,925
3,274	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	76,841
21,510	Ciber, Inc.(b)	69,477
6,383	Cohu, Inc.	72,319
7,105	Communications Systems, Inc.	72,826
2,410	Comtech Telecommunications Corp.	79,626
5,919	Datalink Corp.(b)	67,240
7,587	Dice Holdings, Inc.(b)	62,744
7,025	DSP Group, Inc.(b)	77,205
2,483	DTS, Inc.(b)	68,829
4,468	Ebix, Inc.(c)	102,094
14,330	EMCORE Corp.(b)	74,086
1,009	ePlus, Inc.(b)	68,047
8,832	FormFactor, Inc.(b)	66,682
5,156	GSI Group, Inc.(b)	68,162
21,702	Hutchinson Technology, Inc.(b)	75,740
5,470	Identiv, Inc.(b)	68,977
20,045	Imation Corp.(b)	75,369
4,582	Integrated Silicon Solution, Inc.	73,679
9,828	Intevac, Inc.(b)	63,882
6,029	IXYS Corp.	68,128
11,023	Lattice Semiconductor Corp.(b)	78,594
8,328	Maxwell Technologies, Inc.(b)	66,291
5,486	Mercury Systems, Inc.(b)	86,569
16,528	Monster Worldwide, Inc.(b)	68,261
7,479	NCI, Inc., Class A(b)	92,141
6,663	Net 1 UEPS Technologies, Inc. (South Africa)(b)	79,223
5,132	Orbotech Ltd. (Israel)(b)	79,187
7,979	PCM, Inc.(b)	75,801

Schedule of Investments(a)

5,613	Pericom Semiconductor Corp.(b)	$82,006
9,189	Photronics, Inc.(b)	77,188
9,123	Planar Systems, Inc.(b)	66,780
7,595	Richardson Electronics Ltd.	71,165
2,654	Rofin-Sinar Technologies, Inc.(b)	71,446
7,464	Rudolph Technologies, Inc.(b)	74,864
10,319	Sigma Designs, Inc.(b)	65,629
13,763	Silicon Image, Inc.(b)	99,919
3,235	Sykes Enterprises, Inc.(b)	72,852
6,716	TechTarget, Inc.(b)	74,212
24,475	TeleCommunication Systems, Inc., Class A(b)	69,264
5,700	Tower Semiconductor Ltd. (Israel)(b)(c)	86,469
4,426	Vishay Precision Group, Inc.(b)	73,649
8,336	Xcerra Corp.(b)	64,020

		3,549,016

	Materials - 5.6%
3,946	Ampco-Pittsburgh Corp.	71,817
23,167	AuRico Gold, Inc. (Canada)	91,278
5,437	Core Molding Technologies, Inc.(b)	78,837
16,699	Fortuna Silver Mines, Inc. (Canada)(b)	80,656
27,231	Hecla Mining Co.	89,590
2,148	Materion Corp.	70,777
6,176	Mercer International, Inc.(b)	78,312
19,527	Nevsun Resources Ltd. (Canada)	67,563
21,693	Noranda Aluminum Holding Corp.	65,730
25,764	NOVAGOLD Resources, Inc. (Canada)(b)	96,100
2,955	OCI Resources LP(c)	72,398
2,562	OM Group, Inc.	71,736
13,127	Pretium Resources, Inc. (Canada)(b)	87,688
23,971	Richmont Mines, Inc. (Canada)(b)(c)	84,378
30,882	Rio Alto Mining Ltd. (Canada)(b)	88,631
3,385	Schnitzer Steel Industries, Inc., Class A	57,139
10,064	Seabridge Gold, Inc. (Canada)(b)	92,790
15,183	Silver Standard Resources, Inc. (Canada)(b)	93,679
2,800	SunCoke Energy Partners LP	69,692
4,336	Synalloy Corp.	72,411
1,042	United States Lime & Minerals, Inc.	72,054

		1,653,256

	Pharmaceuticals - 0.0%
27,615	Chelsea Therapeutics International Ltd.(b)	2,209

	Telecommunication Services - 2.0%
1,121	Atlantic Tele-Network, Inc.	74,468
9,903	Boingo Wireless, Inc.(b)	83,680
5,525	General Communication, Inc., Class A(b)	81,107
2,755	Hawaiian Telcom Holdco, Inc.(b)	71,713
7,790	Iridium Communications, Inc.(b)	66,293
11,676	ORBCOMM, Inc.(b)	64,918
7,190	Premiere Global Services, Inc.(b)	63,560
4,372	Spok Holdings, Inc.	74,849

		580,588

	Utilities - 1.1%
1,530	Chesapeake Utilities Corp.	74,603
2,377	SJW Corp.	80,271
12,451	Star Gas Partners LP	83,546
2,082	Unitil Corp.	77,784

		316,204

	Total Common Stocks and Other Equity Interests (Cost $28,908,720)	29,389,569

	Money Market Fund - 0.3%
84,384	Invesco Premier Portfolio – Institutional Class(d) (Cost $84,384)	$84,384

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $28,993,104)-100.3%	29,473,953

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.6%
476,911	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $476,911)	476,911

	Total Investments (Cost $29,470,015)(f)-101.9%	29,950,864
	Other assets less liabilities-(1.9)%	(547,216)

	Net Assets-100.0%	$29,403,648

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$462,308	$ (462,308)	$-

*	Amount does not include excess collateral received, if any.

(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $29,709,400. The net unrealized appreciation was $241,464, which consisted of aggregate gross unrealized appreciation of $2,175,847 and aggregate gross unrealized depreciation of $1,934,383.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 78.4%
33,313	AAR Corp.	$954,751
19,532	Aerovironment, Inc.(b)	499,824
26,738	Alliant Techsystems, Inc.	3,484,229
6,585	American Science & Engineering, Inc.	305,544
117,409	Boeing Co. (The)	17,067,746
22,487	Cubic Corp.	1,175,845
40,215	Curtiss-Wright Corp.	2,675,504
62,927	DigitalGlobe, Inc.(b)	1,692,107
9,166	Ducommun, Inc.(b)	238,041
14,735	Engility Holdings, Inc.(b)	587,927
26,583	Esterline Technologies Corp.(b)	2,979,688
156,365	Exelis, Inc.	2,675,405
49,226	GenCorp, Inc.(b)	826,997
100,791	General Dynamics Corp.	13,426,369
55,722	HEICO Corp.	3,381,211
79,876	Hexcel Corp.	3,532,915
151,548	Honeywell International, Inc.	14,815,332
40,428	Huntington Ingalls Industries, Inc.	4,713,905
31,477	KEYW Holding Corp. (The)(b)	279,831
48,387	Kratos Defense & Security Solutions, Inc.(b)	235,161
71,274	L-3 Communications Holdings, Inc.	8,775,255
10,637	LMI Aerospace, Inc.(b)	151,045
78,651	Lockheed Martin Corp.	14,815,489
34,659	Moog, Inc., Class A(b)	2,436,528
71,632	Northrop Grumman Corp.	11,242,642
50,989	Orbital Sciences Corp.(b)	1,432,281
45,236	Precision Castparts Corp.	9,051,724
98,319	Raytheon Co.	9,836,816
111,316	Rockwell Collins, Inc.	9,530,876
8,431	Sparton Corp.(b)	197,960
43,970	TASER International, Inc.(b)	1,187,630
30,601	Teledyne Technologies, Inc.(b)	2,908,319
224,641	Textron, Inc.	9,560,721
43,927	TransDigm Group, Inc.	9,028,316
42,517	Triumph Group, Inc.	2,426,020
132,185	United Technologies Corp.	15,172,194
8,769	Vectrus, Inc.(b)	244,129

		183,546,277

	Communications Equipment - 3.6%
13,575	Comtech Telecommunications Corp.	448,518
87,567	Harris Corp.	5,878,373
39,289	ViaSat, Inc.(b)	2,208,827

		8,535,718

	Containers & Packaging - 3.1%
114,641	Ball Corp.	7,260,215

	Diversified Telecommunication Services - 0.6%
88,253	Intelsat SA(b)	1,389,985

	Electronic Equipment, Instruments & Components - 2.2%
117,962	FLIR Systems, Inc.	3,562,452
28,396	Mercury Systems, Inc.(b)	448,089
16,599	OSI Systems, Inc.(b)	1,161,598

		5,172,139

	IT Services - 7.7%
126,152	Booz Allen Hamilton Holding Corp., Class A	3,672,285

19,919	CACI International, Inc.(b)	$1,684,948
117,631	Computer Sciences Corp.	7,137,849
62,017	Leidos Holdings, Inc.	2,567,504
31,211	ManTech International Corp., Class A	1,015,294
38,249	Science Applications International Corp.	1,865,786

		17,943,666

	Machinery - 2.2%
65,420	Oshkosh Corp.	2,803,247
54,622	Woodward, Inc.	2,436,687

		5,239,934

	Software - 1.8%
125,936	FireEye, Inc.(b)	4,257,896

	Trading Companies & Distributors - 0.4%
22,707	Kaman Corp.	863,320

	Total Common Stocks (Cost $209,333,144)	234,209,150

	Money Market Fund - 0.0%
105,822	Invesco Premier Portfolio – Institutional Class(c) (Cost $105,822)	105,822

	Total Investments (Cost $209,438,966)(d)-100.0%	234,314,972
	Other assets less liabilities-(0.0)%	(67,684)

	Net Assets-100.0%	$234,247,288

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $209,804,087. The net unrealized appreciation was $24,510,885 which consisted of aggregate gross unrealized appreciation of $28,972,248 and aggregate gross unrealized depreciation of $4,461,363.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace & Defense - 2.6%
41,496	Hexcel Corp.	$1,835,368

	Auto Components - 6.0%
39,417	BorgWarner, Inc.	2,128,912
45,259	Johnson Controls, Inc.	2,103,186

		4,232,098

	Building Products - 1.7%
64,745	Kingspan Group PLC (Ireland)	1,173,003

	Chemicals - 8.9%
595	Gurit Holding AG (Switzerland)	213,412
35,104	Koninklijke DSM NV (Netherlands)	1,870,532
50,761	Novozymes A/S, Class B (Denmark)	2,315,328
43,036	Umicore SA (Belgium)	1,800,995

		6,200,267

	Commercial Services & Supplies - 3.0%
27,703	Ceco Environmental Corp.	380,085
23,035	MiX Telematics Ltd. ADR (South Africa)(b)	135,216
32,365	Tetra Tech, Inc.	745,366
108,207	Tomra Systems ASA (Norway)	865,600

		2,126,267

	Communications Equipment - 0.8%
29,811	CalAmp Corp.(b)	533,915

	Construction & Engineering - 2.1%
28,914	Aegion Corp.(b)	442,962
33,243	Arcadis NV (Netherlands)	1,011,165

		1,454,127

	Electrical Equipment - 18.7%
101,902	ABB Ltd. (Switzerland)(b)	1,961,507
17,976	EnerSys	1,049,439
114,788	Gamesa Corp. Tecnologica SA (Spain)(b)	1,142,218
18,198	Polypore International, Inc.(b)	813,814
31,829	PowerSecure International, Inc.(b)	299,193
18,119	Saft Groupe SA (France)	580,269
29,571	Schneider Electric SE (France)	2,235,750
40,876	Sensata Technologies Holding NV(b)	2,016,004
42,161	SGL Carbon SE (Germany)(b)(c)	671,544
58,214	Vestas Wind Systems A/S (Denmark)(b)	2,281,120

		13,050,858

	Electronic Equipment, Instruments & Components - 6.3%
9,912	Badger Meter, Inc.	593,332
25,300	Horiba Ltd. (Japan)	832,457
20,392	Itron, Inc.(b)	758,786
316,475	Opus Group AB (Sweden)(c)	283,098
80,288	Trimble Navigation Ltd.(b)	1,914,066

		4,381,739

	Independent Power Producers & Energy Traders - 2.7%
6,794,905	Energy Development Corp. (Philippines)	1,317,589
22,663	Ormat Technologies, Inc.	606,235

		1,923,824

	Industrial Conglomerates - 6.6%
24,413	Raven Industries, Inc.	523,415
13,740	Roper Industries, Inc.	2,120,631
19,038	Siemens AG (Germany)	1,997,960

		4,642,006

	Life Sciences Tools & Services - 2.5%
6,693	Eurofins Scientific (France)	$1,725,796

	Machinery - 16.6%
113,148	Alfa Laval AB (Sweden)	2,103,629
18,238	CLARCOR, Inc.	1,140,422
44,399	Donaldson Co., Inc.	1,623,227
11,051	Kadant, Inc.	439,167
8,453	Lindsay Corp.(c)	730,508
78,165	Meyer Burger Technology AG (Switzerland)(b)(c)	485,956
21,549	Pall Corp.	2,085,081
24,703	Woodward, Inc.	1,102,001
56,632	Xylem, Inc.	1,931,151

		11,641,142

	Professional Services - 5.9%
46,940	Intertek Group PLC (United Kingdom)	1,616,547
26,454	Mistras Group, Inc.(b)	531,726
1,052	SGS SA (Switzerland)	2,000,978

		4,149,251

	Real Estate Investment Trusts - 0.6%
30,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	421,960

	Semiconductors & Semiconductor Equipment - 7.5%
25,766	Advanced Energy Industries, Inc.(b)	618,384
51,492	Cree, Inc.(b)(c)	1,820,757
496,000	Lextar Electronics Corp. (Taiwan)	476,900
16,325	Power Integrations, Inc.	842,044
25,763	SMA Solar Technology AG (Germany)(b)(c)	319,504
47,906	SunPower Corp.(b)(c)	1,155,493

		5,233,082

	Software - 7.4%
26,035	ANSYS, Inc.(b)	2,100,243
35,990	Autodesk, Inc.(b)	1,943,640
22,889	Fleetmatics Group PLC(b)	810,500
44,120	Silver Spring Networks, Inc.(b)	313,252

		5,167,635

	Total Common Stocks and Other Equity Interests (Cost $59,313,649)	69,892,338

	Money Market Fund - 0.1%
59,126	Invesco Premier Portfolio – Institutional Class(d) (Cost $59,126)	59,126

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $59,372,775)-100.0%	69,951,464

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.2%
3,632,754	Invesco Liquid Assets Portfolio – Institutional Class(d)(e) (Cost $3,632,754)	3,632,754

	Total Investments (Cost $63,005,529)(f)-105.2%	73,584,218
	Other assets less liabilities-(5.2)%	(3,620,056)

	Net Assets-100.0%	$69,964,162

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$3,519,449	$(3,519,449)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $63,769,707. The net unrealized appreciation was $9,814,511 which consisted of aggregate gross unrealized appreciation of $16,384,274 and aggregate gross unrealized depreciation of $6,569,763.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Consumer Discretionary - 27.9%
55,826	Advance Auto Parts, Inc.	$8,876,334
16,912	AutoZone, Inc.(b)	10,095,787
234,566	Brinker International, Inc.	13,705,691
136,573	CarMax, Inc.(b)	8,481,183
108,469	Carter’s, Inc.	8,839,139
42,729	Chipotle Mexican Grill, Inc.(b)	30,330,753
330,520	Dillard’s, Inc., Class A	37,547,072
122,485	DISH Network Corp., Class A(b)	8,616,820
230,158	Dollar Tree, Inc.(b)	16,364,234
380,201	Domino’s Pizza, Inc.	37,658,909
166,908	Foot Locker, Inc.	8,882,844
170,028	Hanesbrands, Inc.	18,937,719
259,604	Jarden Corp.(b)	12,466,184
116,382	L Brands, Inc.	9,849,409
280,114	Lions Gate Entertainment Corp.	8,047,675
149,620	Macy’s, Inc.	9,557,726
287,540	NIKE, Inc., Class B	26,525,565
235,363	O’Reilly Automotive, Inc.(b)	44,097,612
110,153	Polaris Industries, Inc.	15,927,022
449,198	Service Corp. International	10,165,351
184,204	Signet Jewelers Ltd.	22,308,946
227,664	Tractor Supply Co.	18,479,487
286,488	Under Armour, Inc., Class A(b)	20,650,055
368,057	VF Corp.	25,532,114
354,544	Wyndham Worldwide Corp.	29,707,242

		461,650,873

	Consumer Staples - 7.1%
462,246	Altria Group, Inc.	24,545,263
140,174	Brown-Forman Corp., Class B	12,457,263
91,041	Constellation Brands, Inc., Class A(b)	10,055,479
161,945	Hain Celestial Group, Inc. (The)(b)	8,545,838
229,410	Hormel Foods Corp.	11,750,380
85,579	Keurig Green Mountain, Inc.	10,488,562
140,518	Monster Beverage Corp.(b)	16,433,580
470,951	Pilgrim’s Pride Corp.	12,786,320
1,547,535	Rite Aid Corp.(b)	10,801,794

		117,864,479

	Financials - 6.2%
99,189	ACE Ltd.	10,708,444
143,733	American Financial Group, Inc.	8,342,263
69,661	Ameriprise Financial, Inc.	8,703,445
106,688	Capital One Financial Corp.	7,810,629
150,732	Discover Financial Services	8,196,806
171,787	Equity LifeStyle Properties, Inc. REIT	9,401,903
162,169	Extra Space Storage, Inc. REIT	10,703,154
279,240	HCC Insurance Holdings, Inc.	14,894,662
162,281	Macerich Co. (The) REIT	13,957,789
496,417	NorthStar Realty Finance Corp. REIT	9,387,245

		102,106,340

	Health Care - 20.1%
80,514	Actavis PLC(b)	21,460,202
246,218	Alexion Pharmaceuticals, Inc.(b)	45,116,986
159,826	Alkermes PLC(b)	11,547,429
99,351	AmerisourceBergen Corp.	9,443,313
68,078	Becton, Dickinson and Co.	9,400,210
99,745	Cigna Corp.	10,655,758
78,639	Cooper Cos., Inc. (The)	12,397,438
273,367	Henry Schein, Inc.(b)	37,743,782
53,206	Illumina, Inc.(b)	10,385,279

130,112	Incyte Corp.(b)	$10,371,228
305,519	Jazz Pharmaceuticals PLC(b)	51,736,587
53,036	McKesson Corp.	11,278,105
323,673	Medivation, Inc.(b)	35,222,096
35,617	Mettler-Toledo International, Inc.(b)	10,825,787
107,260	Regeneron Pharmaceuticals, Inc.(b)	44,690,952

		332,275,152

	Industrials - 16.9%
323,435	Alaska Air Group, Inc.	21,951,534
33,340	AMERCO(b)	9,538,907
398,238	American Airlines Group, Inc.	19,545,521
617,371	CSX Corp.	20,558,454
176,676	Danaher Corp.	14,554,569
189,896	Delta Air Lines, Inc.	8,983,980
143,562	IDEX Corp.	10,386,711
72,778	Kansas City Southern	8,012,130
131,509	Lockheed Martin Corp.	24,772,350
119,786	Middleby Corp. (The)(b)	11,382,066
79,492	Northrop Grumman Corp.	12,476,269
187,062	Old Dominion Freight Line, Inc.(b)	13,116,788
92,286	Pall Corp.	8,929,593
188,314	Roper Industries, Inc.	29,064,383
69,727	Snap-on, Inc.	9,253,470
216,341	Southwest Airlines Co.	9,774,286
139,023	Spirit Airlines, Inc.(b)	10,307,165
55,290	TransDigm Group, Inc.	11,363,754
221,591	Union Pacific Corp.	25,972,681

		279,944,611

	Information Technology - 10.6%
395,101	Amphenol Corp.	21,220,875
425,440	Apple, Inc.	49,844,550
47,305	CoStar Group, Inc.(b)	8,728,246
108,587	Facebook, Inc., Class A(b)	8,242,839
178,882	Fiserv, Inc.(b)	12,974,311
59,320	FleetCor Technologies, Inc.(b)	8,334,460
164,594	Gartner, Inc.(b)	13,862,107
281,079	Micron Technology, Inc.(b)	8,225,777
155,461	NetSuite, Inc.(b)	15,302,026
340,097	Skyworks Solutions, Inc.	28,245,056
		174,980,247
	Materials - 8.4%
61,552	Air Products & Chemicals, Inc.	8,962,587
177,154	Ashland, Inc.	20,996,292
515,455	Ball Corp.	32,643,765
98,755	Ecolab, Inc.	10,247,806
97,855	International Flavors & Fragrances, Inc.	10,383,394
36,091	NewMarket Corp.	16,229,040
196,087	RPM International, Inc.	9,384,724
109,277	Sherwin-Williams Co. (The)	29,643,572

		138,491,180

	Telecommunication Services - 0.6%
81,809	SBA Communications Corp.(b)	9,547,110

	Utilities - 2.2%
85,716	NextEra Energy, Inc.	9,363,616
98,261	Sempra Energy	10,997,371
450,400	UGI Corp.	16,660,296

		37,021,283

	Total Investments (Cost $1,435,540,046)(c) -100.0%	1,653,881,275
	Other assets less liabilities-(0.0)%	(561,131)

	Net Assets-100.0%	$1,653,320,144

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,437,023,276. The net unrealized appreciation was $216,857,999 which consisted of aggregate gross unrealized appreciation of $234,328,851 and aggregate gross unrealized depreciation of $17,470,852.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Global Listed Private Equity Portfolio (PSP)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 87.9%
	Capital Markets - 52.1%
3,475,680	3i Group PLC (United Kingdom)	$23,976,039
154,163	Alaris Royalty Corp. (Canada)(b)	4,048,762
217,034	Altamir (France)	2,539,739
746,643	American Capital Ltd.(c)	10,445,536
483,510	Apollo Global Management LLC, Class A	12,024,894
643,543	Apollo Investment Corp.(b)	4,582,026
766,510	Ares Capital Corp.	12,762,392
151,309	Aurelius AG (Germany)	6,059,729
315,268	BlackRock Kelso Capital Corp.(b)	2,528,449
1,858,165	Brait SE (South Africa)(c)	12,314,277
482,987	Bure Equity AB (Sweden)	2,265,338
66,250	Capital Southwest Corp.	2,882,538
399,839	Carlyle Group LP (The)	10,515,766
78,592	Deutsche Beteiligungs AG (Germany)	2,438,897
448,354	Fifth Street Finance Corp.	3,515,095
718,771	FS Investment Corp.(b)	6,698,946
131,430	Gimv NV (Belgium)	5,939,905
181,807	Golub Capital BDC, Inc.(b)	3,243,437
948,498	GP Investments Ltd., Class A (Brazil)(c)	1,908,162
247,363	Hercules Technology Growth Capital, Inc.(b)	3,715,392
1,531,303	Intermediate Capital Group PLC (United Kingdom)	11,338,334
2,053,441	IP Group PLC (United Kingdom)(c)	7,269,140
278,000	JAFCO Co. Ltd. (Japan)	9,241,817
121,468	Main Street Capital Corp.(b)	3,521,357
255,394	Medley Capital Corp.(b)	2,252,575
198,836	New Mountain Finance Corp.(b)	2,883,122
83,376	Partners Group Holding AG (Switzerland)	22,347,179
298,654	PennantPark Investment Corp.	2,505,707
428,942	Princess Private Equity Holding Ltd. (Guernsey)	3,422,161
988,037	Prospect Capital Corp.(b)	8,151,305
2,032,858	Ratos AB, Class B (Sweden)	12,716,958
122,011	Safeguard Scientifics, Inc.(c)	2,236,462
161,700	Solar Capital Ltd.	2,988,216
890,344	SVG Capital PLC (United Kingdom)(c)	5,820,867
3,474,000	Symphony International Holdings Ltd. (Singapore)	2,813,940
176,214	TCP Capital Corp.(b)	2,777,133
291,905	TICC Capital Corp.(b)	2,127,987
187,615	TPG Specialty Lending, Inc.(b)	3,279,510
130,051	Triangle Capital Corp.(b)	2,725,869
5,685,989	Zeder Investments Ltd. (South Africa)	3,827,813

		248,652,771

	Diversified Financial Services - 23.2%
97,536	Ackermans & van Haaren NV (Belgium)	11,584,292
1,581,857	Better Capital PCC Ltd. (United Kingdom)(c)	2,147,122
1,402,780	China Merchants China Direct Investments Ltd. (China)	2,478,682
208,848	Compass Diversified Holdings	3,383,338
181,619	Electra Private Equity PLC (United Kingdom)(c)	8,275,954
256,249	Eurazeo SA (France)	18,032,285
221,366	HgCapital Trust PLC (United Kingdom)	3,534,153
267,967	JZ Capital Partners Ltd. (United Kingdom)	1,617,888
697,788	Leucadia National Corp.	15,818,854

7,145,606	Marfin Investment Group Holdings SA (Greece)(c)	$1,274,027
467,242	Onex Corp. (Canada)	25,703,008
114,692	PICO Holdings, Inc.(c)	1,833,925
131,316	Wendel SA (France)	14,736,858

		110,420,386

	Food Products - 1.0%
105,279	A/S Schouw & Co. (Denmark)	4,883,411

	Industrial Conglomerates - 0.7%
264,455	Hosken Consolidated Investments Ltd. (South Africa)	3,453,763

	Internet Software & Services - 3.0%
147,252	Actua Corp.(c)	2,370,757
198,327	IAC/InterActiveCorp.	12,088,031

		14,458,788

	Machinery - 4.0%
4,775,771	Melrose Industries PLC (United Kingdom)	19,007,744

	Metals & Mining - 3.9%
13,160,775	Fosun International Ltd. (China)	18,468,047

	Total Common Stocks and Other Equity Interests (Cost $421,117,836)	419,344,910

	Money Market Fund - 10.8%
51,435,983	Invesco Premier Portfolio - Institutional Class(d) (Cost $51,435,983)	51,435,983

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $472,553,819)-98.7%	470,780,893

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.2%
34,123,119	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $34,123,119)	34,123,119

	Total Investments (Cost $506,676,938)(f)-105.9%	504,904,012
	Other assets less liabilities-(5.9)%	(28,122,890)

	Net Assets-100.0%	$476,781,122

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Schedule of Investments(a)

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$32,971,366	$(32,971,366)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $551,779,033. The net unrealized depreciation was $46,875,021 which consisted of aggregate gross unrealized appreciation of $35,046,096 and aggregate gross unrealized depreciation of $81,921,117.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	17.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Golden Dragon China Portfolio (PGJ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 27.2%
56,577	500.com Ltd., Class A ADR (China)(b)(c)	$968,598
70,984	Bona FILM Group Ltd. ADR (China)(c)	456,427
79,367	China Automotive Systems, Inc. (China)(b)(c)	480,170
51,538	China Distance Education Holdings Ltd. ADR (China)	865,323
72,724	China Lodging Group Ltd. ADR (China)(c)	1,578,111
122,562	China XD Plastics Co. Ltd. (China)(b)(c)	485,346
345,177	Ctrip.com International Ltd. ADR (China)(c)	16,414,892
136,196	E-Commerce China Dangdang, Inc., Class A ADR (China)(b)(c)	1,111,359
32,471	eLong, Inc. ADR(b)(c)	577,984
90,088	Homeinns Hotel Group ADR (China)(c)	2,244,092
31,441	Jumei International Holding Ltd., Class A ADR (China)(b)(c)	407,790
114,343	Kandi Technologies Group, Inc. (China)(b)(c)	1,523,049
55,451	LightInTheBox Holding Co. Ltd. ADR (China)(b)(c)	303,871
347,051	New Oriental Education & Technology Group, Inc. ADR (China)(c)	6,347,563
101,320	Qunar Cayman Islands Ltd., Class B ADR (China)(b)(c)	2,972,729
97,715	TAL Education Group, Class A ADR (China)(c)	3,030,142
816,579	Vipshop Holdings Ltd. ADR (China)(b)(c)	18,283,204

		58,050,650

	Energy - 3.7%
28,637	China Petroleum & Chemical Corp. ADR (China)(b)	2,268,337
23,188	CNOOC Ltd. ADR (China)(b)	3,087,482
23,184	PetroChina Co. Ltd. ADR (China)(b)	2,517,087
26,179	Sino Clean Energy, Inc. (China)(c)	0

		7,872,906

	Financials - 2.3%
111,043	China HGS Real Estate, Inc.(c)	391,982
24,179	China Life Insurance Co. Ltd. ADR (China)	1,388,842
86,847	CNinsure, Inc. ADR (China)(c)	696,513
206,887	E-House China Holdings Ltd. ADR (China)(b)	1,421,313
45,524	Noah Holdings Ltd. ADR (China)(b)(c)	849,933
108,398	Xinyuan Real Estate Co. Ltd. ADR (China)(b)	217,880

		4,966,463

	Health Care - 8.3%
60,756	China Biologic Products, Inc. (China)(c)	4,139,914
47,220	Concord Medical Services Holdings Ltd. ADR (China)	313,541
215,301	Mindray Medical International Ltd., Class A ADR (China)(b)	5,890,635
137,306	Sinovac Biotech Ltd. (China)(b)(c)	661,815
169,668	WuXi PharmaTech Cayman, Inc. ADR (China)(c)	6,803,687

		17,809,592

	Industrials - 2.0%
58,408	51job, Inc. ADR (China)(b)(c)	2,056,546

237,745	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	$492,132
92,082	China Yuchai International Ltd.	1,686,021

		4,234,699

	Information Technology - 50.2%
116,031	21Vianet Group, Inc., Class A ADR (China)(b)(c)	1,920,313
64,065	58.Com, Inc., Class A ADR (China)(b)(c)	2,464,580
74,470	Autohome, Inc., Class A ADR (China)(b)(c)	2,652,621
76,166	Baidu, Inc., Class A ADR (China)(c)	16,598,095
67,227	Bitauto Holdings Ltd. ADR (China)(c)	4,021,519
135,629	Canadian Solar, Inc. (Canada)(b)(c)	2,765,475
30,188	Changyou.com Ltd., Class A ADR (China)(c)	846,773
34,259	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	668,736
98,801	China Digital TV Holding Co. Ltd. ADR (China)	286,523
45,091	China Finance Online Co. Ltd. ADR (China)(c)	224,553
35,800	China Mobile Games & Entertainment Group Ltd. ADR (China)(b)(c)	578,170
40,994	ChinaCache International Holdings Ltd., Class A ADR (China)(c)	438,636
13,909	Daqo New Energy Corp. ADR (China)(b)(c)	273,729
135,934	Hanwha SolarOne Co. Ltd. ADR (South Korea)(b)(c)	130,497
142,208	Hollysys Automation Technologies Ltd. (China)(c)	3,582,219
106,882	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	855,056
55,523	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	989,420
78,953	KongZhong Corp. ADR (China)	422,399
40,767	Leju Holdings Ltd. ADR (China)(b)(c)	415,008
110,695	Nam Tai Property, Inc. (China)	536,871
175,719	NetEase, Inc. ADR (China)	19,197,301
195,904	NQ Mobile, Inc., Class A ADR (China)(b)(c)	671,951
109,669	Perfect World Co. Ltd., Class B ADR (China)	2,078,228
86,526	Phoenix New Media Ltd., Class A ADR (China)(c)	664,520
224,995	Qihoo 360 Technology Co. Ltd., Class A ADR (China)(b)(c)	13,166,707
202,847	ReneSola Ltd. ADR (China)(b)(c)	255,587
281,639	Renren, Inc., Class A ADR (China)(c)	726,629
56,324	Semiconductor Manufacturing International Corp. ADR (China)(c)	238,250
152,906	Shanda Games Ltd., Class A ADR (China)(c)	788,995
162,989	SINA Corp. (China)(c)	5,903,462
94,885	Sohu.com, Inc. (China)(c)	5,326,844
534,728	SouFun Holdings Ltd., Class A ADR (China)	3,267,188
185,141	Trina Solar Ltd. ADR (China)(b)(c)	1,675,526
317,735	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	594,164
322,462	Youku Tudou, Inc., Class A ADR (China)(b)(c)	5,404,463
91,111	YY, Inc., Class A ADR (China)(b)(c)	6,558,170

		107,189,178

	Materials - 0.2%
422,230	Silvercorp Metals, Inc. (Canada)(b)	557,344

	Telecommunication Services - 5.7%
151,289	China Mobile Ltd. ADR (China)	9,882,197
16,453	China Telecom Corp. Ltd. ADR (China)	963,488
83,486	China Unicom (Hong Kong) Ltd. ADR (China)	1,248,116

		12,093,801

Schedule of Investments(a)

	Utilities - 0.4%
14,619	Huaneng Power International, Inc. ADR (China)	$815,009

	Total Common Stocks and Other Equity Interests (Cost $220,999,752)	213,589,642

	Money Market Fund - 0.1%
272,350	Invesco Premier Portfolio – Institutional Class(d) (Cost $272,350)	272,350

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $221,272,102)-100.1%	213,861,992

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 20.7%
44,177,252	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $44,177,252)	44,177,252

	Total Investments (Cost $265,449,354)(f)-120.8%	258,039,244
	Other assets less liabilities-(20.8)%	(44,421,544)

	Net Assets-100.0%	$213,617,700

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$42,699,879	$(42,699,879)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $276,159,582. The net unrealized depreciation was $18,120,338 which consisted of aggregate gross unrealized appreciation of $31,022,289 and aggregate gross unrealized depreciation of $49,142,627.

This Fund has holdings greater than 10% of net assets in the following country:

China	97.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) - 101.4%
	Consumer Discretionary - 12.3%
8,042	Amazon.com, Inc.(c)	$2,851,130
1,583	AutoNation, Inc.(c)	94,378
679	AutoZone, Inc.(c)	405,336
3,924	Bed Bath & Beyond, Inc.(c)	293,398
6,167	Best Buy Co., Inc.	217,078
4,816	BorgWarner, Inc.	260,112
4,639	Cablevision Systems Corp., Class A	87,770
4,562	CarMax, Inc.(c)	283,300
9,540	Carnival Corp.	419,378
10,100	CBS Corp., Class B	553,581
657	Chipotle Mexican Grill, Inc.(c)	466,365
5,837	Coach, Inc.	217,078
54,570	Comcast Corp., Class A	2,900,123
7,031	D.R. Horton, Inc.	172,400
2,627	Darden Restaurants, Inc.	161,245
6,271	Delphi Automotive PLC (United Kingdom)	431,006
10,638	DIRECTV(c)	907,209
3,147	Discovery Communications, Inc., Class A(c)	91,216
5,788	Discovery Communications, Inc., Class C(c)	161,369
6,427	Dollar General Corp.(c)	430,995
4,356	Dollar Tree, Inc.(c)	309,712
2,092	Expedia, Inc., Class A	179,766
2,036	Family Dollar Stores, Inc.	154,940
81,521	Ford Motor Co.	1,199,174
953	Fossil Group, Inc.(c)	93,203
2,300	GameStop Corp., Class A	81,075
4,786	Gannett Co., Inc.	148,414
5,652	Gap, Inc. (The)	232,806
2,553	Garmin Ltd.	133,675
28,587	General Motors Co.	932,508
3,238	Genuine Parts Co.	300,940
5,819	Goodyear Tire & Rubber Co. (The)	141,053
5,828	H&R Block, Inc.	199,784
4,539	Harley-Davidson, Inc.	280,056
1,451	Harman International Industries, Inc.	188,093
2,397	Hasbro, Inc.	131,643
27,914	Home Depot, Inc. (The)	2,914,780
8,859	Interpublic Group of Cos., Inc. (The)	176,648
14,111	Johnson Controls, Inc.	655,738
4,279	Kohl’s Corp.	255,542
5,208	L Brands, Inc.	440,753
2,917	Leggett & Platt, Inc.	124,352
3,784	Lennar Corp., Class A	169,939
20,608	Lowe’s Cos., Inc.	1,396,398
7,314	Macy’s, Inc.	467,218
4,502	Marriott International, Inc.	335,399
7,177	Mattel, Inc.	193,061
20,614	McDonald’s Corp.	1,905,558
4,362	Michael Kors Holdings Ltd.(c)	308,786
1,312	Mohawk Industries, Inc.(c)	216,533
1,276	Netflix, Inc.(c)	563,737
5,742	Newell Rubbermaid, Inc.	211,708
10,573	News Corp., Class A(c)	157,432
14,781	NIKE, Inc., Class B	1,363,547
2,982	Nordstrom, Inc.	227,228
5,257	Omnicom Group, Inc.	382,710
2,149	O’Reilly Automotive, Inc.(c)	402,637
2,107	PetSmart, Inc.	172,152

1,109	Priceline Group, Inc. (The)(c)	$1,119,513
7,072	PulteGroup, Inc.	145,612
1,745	PVH Corp.	192,404
1,282	Ralph Lauren Corp., Class A	213,953
4,445	Ross Stores, Inc.	407,651
3,537	Royal Caribbean Cruises Ltd.	267,220
2,150	Scripps Networks Interactive, Inc., Class A	152,844
13,552	Staples, Inc.	231,062
15,850	Starbucks Corp.	1,387,351
3,782	Starwood Hotels & Resorts Worldwide, Inc.	272,191
13,492	Target Corp.	993,146
2,385	Tiffany & Co.	206,636
5,941	Time Warner Cable, Inc.	808,748
17,760	Time Warner, Inc.	1,384,037
14,592	TJX Cos., Inc. (The)	962,196
2,879	Tractor Supply Co.	233,688
2,361	TripAdvisor, Inc., Class A(c)	158,211
39,276	Twenty-First Century Fox, Inc., Class A	1,302,392
3,531	Under Armour, Inc., Class A(c)	254,514
2,120	Urban Outfitters, Inc.(c)	73,903
7,318	VF Corp.	507,650
7,825	Viacom, Inc., Class B	504,087
33,044	Walt Disney Co. (The)	3,005,682
1,649	Whirlpool Corp.	328,283
2,612	Wyndham Worldwide Corp.	218,859
1,716	Wynn Resorts Ltd.	253,882
9,267	Yum! Brands, Inc.	669,819

		45,408,699

	Consumer Staples - 10.1%
41,865	Altria Group, Inc.	2,223,032
13,636	Archer-Daniels-Midland Co.	635,847
9,212	Avon Products, Inc.	71,301
3,314	Brown-Forman Corp., Class B	294,515
3,797	Campbell Soup Co.	173,675
2,741	Clorox Co. (The)	292,492
83,500	Coca-Cola Co. (The)	3,437,695
4,713	Coca-Cola Enterprises, Inc.	198,417
18,147	Colgate-Palmolive Co.	1,225,285
8,999	ConAgra Foods, Inc.	318,835
3,554	Constellation Brands, Inc., Class A(c)	392,539
9,272	Costco Wholesale Corp.	1,325,803
24,282	CVS Health Corp.	2,383,521
4,118	Dr Pepper Snapple Group, Inc.	318,198
4,744	Estee Lauder Cos., Inc. (The), Class A	334,879
12,788	General Mills, Inc.	671,114
3,135	Hershey Co. (The)	320,428
2,846	Hormel Foods Corp.	145,772
2,157	J.M. Smucker Co. (The)	222,495
5,339	Kellogg Co.	350,132
2,574	Keurig Green Mountain, Inc.	315,469
7,889	Kimberly-Clark Corp.	851,696
12,472	Kraft Foods Group, Inc.	814,921
10,402	Kroger Co. (The)	718,258
7,626	Lorillard, Inc.	500,342
2,735	McCormick & Co., Inc.	195,252
4,279	Mead Johnson Nutrition Co.	421,439
3,375	Molson Coors Brewing Co., Class B	256,264
35,583	Mondelez International, Inc.	1,253,945
3,054	Monster Beverage Corp.(c)	357,165
31,700	PepsiCo, Inc.	2,972,826
32,910	Philip Morris International, Inc.	2,640,698
57,235	Procter & Gamble Co. (The)	4,824,338
6,527	Reynolds American, Inc.	443,510
12,452	Sysco Corp.	487,745
6,207	Tyson Foods, Inc., Class A	242,321
18,467	Walgreens Boots Alliance, Inc.	1,361,941
33,453	Wal-Mart Stores, Inc.	2,842,836
7,620	Whole Foods Market, Inc.	396,964

		37,233,905

Schedule of Investments(a)

	Energy - 8.4%
10,727	Anadarko Petroleum Corp.	$876,932
7,974	Apache Corp.	498,933
9,165	Baker Hughes, Inc.	531,478
8,748	Cabot Oil & Gas Corp.	231,822
4,182	Cameron International Corp.(c)	187,270
10,989	Chesapeake Energy Corp.	210,769
40,042	Chevron Corp.	4,105,506
1,848	Cimarex Energy Co.	190,714
26,073	ConocoPhillips	1,642,078
4,878	CONSOL Energy, Inc.	141,218
7,472	Denbury Resources, Inc.	51,557
8,145	Devon Energy Corp.	490,899
1,424	Diamond Offshore Drilling, Inc.	44,899
4,966	Ensco PLC	139,247
11,608	EOG Resources, Inc.	1,033,460
3,209	EQT Corp.	238,878
89,694	Exxon Mobil Corp.	7,841,049
4,953	FMC Technologies, Inc.(c)	185,638
17,951	Halliburton Co.	717,860
2,294	Helmerich & Payne, Inc.	136,631
5,383	Hess Corp.	363,299
35,990	Kinder Morgan, Inc.	1,477,390
14,295	Marathon Oil Corp.	380,247
5,935	Marathon Petroleum Corp.	549,522
3,536	Murphy Oil Corp.	158,802
6,134	Nabors Industries Ltd.	70,602
9,120	National Oilwell Varco, Inc.	496,402
2,908	Newfield Exploration Co.(c)	86,600
5,340	Noble Corp. PLC	86,615
7,633	Noble Energy, Inc.	364,399
16,425	Occidental Petroleum Corp.	1,314,000
4,412	ONEOK, Inc.	194,260
11,724	Phillips 66	824,432
3,154	Pioneer Natural Resources Co.	474,772
3,513	QEP Resources, Inc.	71,033
3,575	Range Resources Corp.	165,415
27,256	Schlumberger Ltd.	2,245,622
8,032	Southwestern Energy Co.(c)	199,113
14,213	Spectra Energy Corp.	475,283
2,674	Tesoro Corp.	218,546
7,217	Transocean Ltd.	117,637
11,041	Valero Energy Corp.	583,848
14,249	Williams Cos., Inc. (The)	624,961

		31,039,638

	Financials - 16.2%
7,027	ACE Ltd.	758,635
1,177	Affiliated Managers Group, Inc.(c)	241,897
9,544	Aflac, Inc.	544,772
8,884	Allstate Corp. (The)	620,014
18,848	American Express Co.	1,520,845
29,652	American International Group, Inc.	1,449,093
8,398	American Tower Corp. REIT	814,186
3,909	Ameriprise Financial, Inc.	488,390
6,040	Aon PLC	543,902
3,272	Apartment Investment & Management Co. REIT	130,422
1,489	Assurant, Inc.	94,566
2,796	AvalonBay Communities, Inc. REIT	483,680
222,755	Bank of America Corp.	3,374,738
23,844	Bank of New York Mellon Corp. (The)	858,384
15,257	BB&T Corp.	538,420
38,626	Berkshire Hathaway, Inc., Class B(c)	5,558,668
2,698	BlackRock, Inc.	918,696
3,243	Boston Properties, Inc. REIT	450,128
11,776	Capital One Financial Corp.	862,121
5,926	CBRE Group, Inc.(c)	191,647
24,339	Charles Schwab Corp. (The)	632,327
4,995	Chubb Corp. (The)	489,010
3,118	Cincinnati Financial Corp.	157,490

64,169	Citigroup, Inc.	$3,012,735
6,707	CME Group, Inc., Class A	572,107
3,808	Comerica, Inc.	158,032
7,072	Crown Castle International Corp. REIT	611,799
9,605	Discover Financial Services	522,320
6,121	E*TRADE Financial Corp.(c)	141,089
7,675	Equity Residential REIT	595,657
1,354	Essex Property Trust, Inc. REIT	306,072
17,454	Fifth Third Bancorp	301,954
8,305	Franklin Resources, Inc.	427,957
13,292	General Growth Properties, Inc. REIT	401,153
10,526	Genworth Financial, Inc.(c)	73,471
8,580	Goldman Sachs Group, Inc. (The)	1,479,278
9,139	Hartford Financial Services Group, Inc. (The)	355,507
9,728	HCP, Inc. REIT	460,037
6,941	Health Care REIT, Inc.	568,815
16,041	Host Hotels & Resorts, Inc. REIT	367,178
10,198	Hudson City Bancorp, Inc.	91,476
17,251	Huntington Bancshares, Inc.	172,855
2,387	IntercontinentalExchange, Inc.	491,077
9,131	Invesco Ltd.(d)	335,382
3,949	Iron Mountain, Inc. REIT	157,328
79,181	JPMorgan Chase & Co.	4,305,863
18,350	KeyCorp	238,366
8,715	Kimco Realty Corp. REIT	240,970
2,128	Legg Mason, Inc.	117,976
6,715	Leucadia National Corp.	152,229
5,503	Lincoln National Corp.	275,040
6,340	Loews Corp.	242,568
2,798	M&T Bank Corp.	316,622
2,979	Macerich Co. (The) REIT	256,224
11,457	Marsh & McLennan Cos., Inc.	616,043
5,751	McGraw Hill Financial, Inc.	514,369
24,063	MetLife, Inc.	1,118,929
3,888	Moody’s Corp.	355,091
32,339	Morgan Stanley	1,093,382
2,487	NASDAQ OMX Group, Inc. (The)	113,407
8,694	Navient Corp.	171,620
4,689	Northern Trust Corp.	306,567
6,527	People’s United Financial, Inc.	91,835
3,728	Plum Creek Timber Co., Inc. REIT	165,971
11,146	PNC Financial Services Group, Inc. (The)	942,283
5,785	Principal Financial Group, Inc.	271,490
11,330	Progressive Corp. (The)	294,013
10,591	Prologis, Inc. REIT	478,078
9,701	Prudential Financial, Inc.	736,112
3,073	Public Storage REIT	617,181
29,156	Regions Financial Corp.	253,657
6,583	Simon Property Group, Inc. REIT	1,307,779
8,843	State Street Corp.	632,363
11,045	SunTrust Banks, Inc.	424,349
5,494	T. Rowe Price Group, Inc.	432,488
2,726	Torchmark Corp.	136,491
7,019	Travelers Cos., Inc. (The)	721,694
37,902	U.S. Bancorp	1,588,473
5,341	Unum Group	165,891
6,779	Ventas, Inc. REIT	541,032
3,698	Vornado Realty Trust REIT	408,407
99,993	Wells Fargo & Co.	5,191,637
11,107	Weyerhaeuser Co. REIT	398,186
5,466	XL Group PLC	188,522
4,301	Zions Bancorporation	103,052

		59,851,560

	Health Care - 15.1%
31,895	Abbott Laboratories	1,427,620
33,748	AbbVie, Inc.	2,036,692
5,614	Actavis PLC(c)	1,496,356
7,450	Aetna, Inc.	684,059
7,064	Agilent Technologies, Inc.	266,807

Schedule of Investments(a)

4,200	Alexion Pharmaceuticals, Inc.(c)	$769,608
6,310	Allergan, Inc.	1,383,531
4,401	AmerisourceBergen Corp.	418,315
16,112	Amgen, Inc.	2,453,213
5,718	Anthem, Inc.	771,701
11,480	Baxter International, Inc.	807,159
4,066	Becton, Dickinson and Co.	561,433
5,002	Biogen Idec, Inc.(c)	1,946,578
28,097	Boston Scientific Corp.(c)	416,117
35,135	Bristol-Myers Squibb Co.	2,117,586
1,586	C.R. Bard, Inc.	271,254
7,010	Cardinal Health, Inc.	583,162
4,319	CareFusion Corp.(c)	256,117
16,918	Celgene Corp.(c)	2,015,949
6,437	Cerner Corp.(c)	427,095
5,541	Cigna Corp.	591,945
3,642	DaVita HealthCare Partners, Inc.(c)	273,369
2,998	DENTSPLY International, Inc.	149,975
2,266	Edwards Lifesciences Corp.(c)	284,043
20,754	Eli Lilly & Co.	1,494,288
3,519	Endo International PLC(c)	280,148
15,545	Express Scripts Holding Co.(c)	1,254,637
31,956	Gilead Sciences, Inc.(c)	3,349,947
6,428	HCA Holdings, Inc.(c)	455,102
3,584	Hospira, Inc.(c)	227,333
3,248	Humana, Inc.	475,637
768	Intuitive Surgical, Inc.(c)	379,761
59,290	Johnson & Johnson	5,937,301
1,790	Laboratory Corp. of America Holdings(c)	205,456
2,463	Mallinckrodt PLC(c)	261,053
4,912	McKesson Corp.	1,044,537
30,030	Medtronic PLC	2,144,142
60,386	Merck & Co., Inc.	3,640,068
7,928	Mylan, Inc.(c)	421,373
1,814	Patterson Cos., Inc.	90,863
2,394	PerkinElmer, Inc.	109,430
2,982	Perrigo Co. PLC	452,489
133,458	Pfizer, Inc.	4,170,562
3,061	Quest Diagnostics, Inc.	217,545
1,572	Regeneron Pharmaceuticals, Inc.(c)	654,990
6,056	St. Jude Medical, Inc.	398,909
6,331	Stryker Corp.	576,438
2,083	Tenet Healthcare Corp.(c)	88,069
8,473	Thermo Fisher Scientific, Inc.	1,060,904
20,330	UnitedHealth Group, Inc.	2,160,062
1,929	Universal Health Services, Inc., Class B	197,780
2,119	Varian Medical Systems, Inc.(c)	196,135
5,095	Vertex Pharmaceuticals, Inc.(c)	561,163
1,764	Waters Corp.(c)	210,004
3,587	Zimmer Holdings, Inc.	402,103
10,619	Zoetis, Inc.	453,750

		55,981,663

	Industrials - 10.5%
13,574	3M Co.	2,203,060
3,699	ADT Corp. (The)	127,246
2,029	Allegion PLC	109,586
5,209	AMETEK, Inc.	249,511
14,044	Boeing Co. (The)	2,041,576
3,100	C.H. Robinson Worldwide, Inc.	220,782
12,823	Caterpillar, Inc.	1,025,455
2,058	Cintas Corp.	161,965
21,084	CSX Corp.	702,097
3,599	Cummins, Inc.	501,916
12,949	Danaher Corp.	1,066,739
7,592	Deere & Co.	646,762
17,728	Delta Air Lines, Inc.	838,712
3,503	Dover Corp.	245,350
761	Dun & Bradstreet Corp. (The)	87,599
10,053	Eaton Corp. PLC	634,244
14,692	Emerson Electric Co.	836,562

2,554	Equifax, Inc.	$215,711
4,091	Expeditors International of Washington, Inc.	178,695
5,777	Fastenal Co.	256,499
5,580	FedEx Corp.	943,634
2,887	Flowserve Corp.	157,313
3,309	Fluor Corp.	177,329
6,668	General Dynamics Corp.	888,244
212,709	General Electric Co.	5,081,618
16,581	Honeywell International, Inc.	1,620,959
7,618	Illinois Tool Works, Inc.	709,160
5,623	Ingersoll-Rand PLC	373,367
2,767	Jacobs Engineering Group, Inc.(c)	105,423
2,081	Joy Global, Inc.	87,277
2,338	Kansas City Southern	257,390
1,803	L-3 Communications Holdings, Inc.	221,985
5,688	Lockheed Martin Corp.	1,071,449
7,546	Masco Corp.	187,443
6,861	Nielsen NV	298,865
6,554	Norfolk Southern Corp.	668,311
4,279	Northrop Grumman Corp.	671,589
7,500	PACCAR, Inc.	450,825
2,257	Pall Corp.	218,387
3,149	Parker Hannifin Corp.	366,732
3,957	Pentair PLC (United Kingdom)	244,582
4,260	Pitney Bowes, Inc.	102,155
3,019	Precision Castparts Corp.	604,102
4,614	Quanta Services, Inc.(c)	122,179
6,532	Raytheon Co.	653,527
5,347	Republic Services, Inc.	212,169
2,879	Robert Half International, Inc.	167,155
2,876	Rockwell Automation, Inc.	313,254
2,816	Rockwell Collins, Inc.	241,106
2,122	Roper Industries, Inc.	327,509
1,124	Ryder System, Inc.	93,056
1,231	Snap-on, Inc.	163,366
14,377	Southwest Airlines Co.	649,553
3,318	Stanley Black & Decker, Inc.	310,731
1,799	Stericycle, Inc.(c)	236,191
5,847	Textron, Inc.	248,848
8,864	Tyco International PLC	361,740
18,833	Union Pacific Corp.	2,207,416
14,764	United Parcel Service, Inc., Class B	1,459,274
2,115	United Rentals, Inc.(c)	175,228
17,959	United Technologies Corp.	2,061,334
1,285	W.W. Grainger, Inc.	303,054
9,021	Waste Management, Inc.	463,950
3,852	Xylem, Inc.	131,353

		38,760,199

	Information Technology - 19.8%
13,292	Accenture PLC, Class A	1,116,927
10,036	Adobe Systems, Inc.(c)	703,825
3,770	Akamai Technologies, Inc.(c)	219,244
1,354	Alliance Data Systems Corp.(c)	391,076
6,457	Altera Corp.	212,597
6,555	Amphenol Corp.	352,069
6,592	Analog Devices, Inc.	343,476
124,227	Apple, Inc.	14,554,435
25,807	Applied Materials, Inc.	589,432
4,819	Autodesk, Inc.(c)	260,250
10,211	Automatic Data Processing, Inc.	842,714
5,357	Avago Technologies Ltd. (Singapore)	551,128
11,411	Broadcom Corp., Class A	484,226
6,785	CA, Inc.	205,585
108,314	Cisco Systems, Inc.	2,855,699
3,410	Citrix Systems, Inc.(c)	202,077
12,898	Cognizant Technology Solutions Corp.(c)	698,169
2,976	Computer Sciences Corp.	180,584
27,152	Corning, Inc.	645,403
23,947	eBay, Inc.(c)	1,269,191

Schedule of Investments(a)

6,586	Electronic Arts, Inc.(c)	$361,308
43,103	EMC Corp.	1,117,661
1,563	F5 Networks, Inc.(c)	174,462
44,288	Facebook, Inc., Class A(c)	3,361,902
6,010	Fidelity National Information Services, Inc.	375,204
1,593	First Solar, Inc.(c)	67,416
5,168	Fiserv, Inc.(c)	374,835
2,986	FLIR Systems, Inc.	90,177
6,038	Google, Inc., Class A(c)	3,245,727
6,032	Google, Inc., Class C(c)	3,224,225
2,215	Harris Corp.	148,693
39,531	Hewlett-Packard Co.	1,428,255
102,413	Intel Corp.	3,383,726
19,495	International Business Machines Corp.	2,988,778
6,048	Intuit, Inc.	525,087
8,159	Juniper Networks, Inc.	185,454
3,484	KLA-Tencor Corp.	214,161
3,367	Lam Research Corp.	257,373
5,052	Linear Technology Corp.	227,037
20,756	MasterCard, Inc., Class A	1,702,615
4,259	Microchip Technology, Inc.	192,081
22,737	Micron Technology, Inc.(c)	665,398
174,597	Microsoft Corp.	7,053,719
4,487	Motorola Solutions, Inc.	280,034
6,602	NetApp, Inc.	249,556
10,937	NVIDIA Corp.	210,045
68,519	Oracle Corp.	2,870,261
6,917	Paychex, Inc.	313,063
35,216	QUALCOMM, Inc.	2,199,591
3,978	Red Hat, Inc.(c)	253,757
12,430	salesforce.com, inc.(c)	701,673
4,674	SanDisk Corp.	354,803
6,931	Seagate Technology PLC	391,186
14,618	Symantec Corp.	362,088
8,614	TE Connectivity Ltd. (Switzerland)	571,883
3,243	Teradata Corp.(c)	144,508
22,374	Texas Instruments, Inc.	1,195,890
3,506	Total System Services, Inc.	124,007
2,308	VeriSign, Inc.(c)	125,740
10,346	Visa, Inc., Class A	2,637,299
4,624	Western Digital Corp.	449,592
11,070	Western Union Co. (The)	188,190
22,729	Xerox Corp.	299,341
5,602	Xilinx, Inc.	216,097
18,662	Yahoo!, Inc.(c)	820,941

		73,002,946

	Materials - 3.2%
4,074	Air Products & Chemicals, Inc.	593,215
1,424	Airgas, Inc.	160,399
24,969	Alcoa, Inc.	390,765
2,304	Allegheny Technologies, Inc.	65,733
1,931	Avery Dennison Corp.	100,933
2,900	Ball Corp.	183,657
1,053	CF Industries Holdings, Inc.	321,565
23,466	Dow Chemical Co. (The)	1,059,725
19,189	E.I. du Pont de Nemours & Co.	1,366,449
3,146	Eastman Chemical Co.	223,020
5,721	Ecolab, Inc.	593,668
2,824	FMC Corp.	162,380
22,010	Freeport-McMoRan, Inc.	369,988
1,715	International Flavors & Fragrances, Inc.	181,979
8,973	International Paper Co.	472,518
8,802	LyondellBasell Industries NV	696,150
1,311	Martin Marietta Materials, Inc.	141,247
3,531	MeadWestvaco Corp.	177,539
10,253	Monsanto Co.	1,209,649
6,685	Mosaic Co. (The)	325,493
10,565	Newmont Mining Corp.	265,710
6,757	Nucor Corp.	294,943
3,495	Owens-Illinois, Inc.(c)	81,608

2,907	PPG Industries, Inc.	$647,912
6,172	Praxair, Inc.	744,281
4,475	Sealed Air Corp.	181,238
1,728	Sherwin-Williams Co. (The)	468,755
2,523	Sigma-Aldrich Corp.	346,963
2,791	Vulcan Materials Co.	196,793

		12,024,275

	Telecommunication Services - 2.3%
109,869	AT&T, Inc.	3,616,888
12,088	CenturyLink, Inc.	449,311
21,238	Frontier Communications Corp.	142,613
5,906	Level 3 Communications, Inc.(c)	293,764
87,898	Verizon Communications, Inc.	4,017,818
12,775	Windstream Holdings, Inc.	101,561

		8,621,955

	Utilities - 3.5%
13,903	AES Corp. (The)	169,895
2,534	AGL Resources, Inc.	142,867
5,139	Ameren Corp.	232,694
10,363	American Electric Power Co., Inc.	650,900
9,104	CenterPoint Energy, Inc.	210,211
5,826	CMS Energy Corp.	219,815
6,204	Consolidated Edison, Inc.	429,813
12,368	Dominion Resources, Inc.	950,976
3,749	DTE Energy Co.	336,135
14,982	Duke Energy Corp.	1,305,531
6,901	Edison International	470,303
3,823	Entergy Corp.	334,551
18,205	Exelon Corp.	656,108
8,913	FirstEnergy Corp.	359,461
1,695	Integrys Energy Group, Inc.	137,465
9,245	NextEra Energy, Inc.	1,009,924
6,687	NiSource, Inc.	289,280
6,710	Northeast Utilities	372,942
7,162	NRG Energy, Inc.	176,615
5,339	Pepco Holdings, Inc.	146,556
10,063	PG&E Corp.	591,805
2,341	Pinnacle West Capital Corp.	164,291
14,087	PPL Corp.	500,089
10,719	Public Service Enterprise Group, Inc.	457,487
3,019	SCANA Corp.	192,522
4,896	Sempra Energy	547,960
19,059	Southern Co. (The)	966,672
4,974	TECO Energy, Inc.	106,095
4,777	Wisconsin Energy Corp.	266,413
10,711	Xcel Energy, Inc.	401,984

		12,797,360

	Total Investments (Cost $318,652,468)(e)-101.4%	374,722,200
	Other assets less liabilities-(1.4)%	(5,344,139)

	Net Assets-100.0%	$369,378,061

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Portfolio are subject to call options written.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the nine months ended January 31, 2015:

Schedule of Investments(a)

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2015	Dividend Income
Invesco Ltd.	$227,034	$197,396	$(95,858)	$(9,471)	$16,281	$335,382	$6,053

(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $370,942,524. The net unrealized appreciation was $3,779,676 which consisted of aggregate gross unrealized appreciation of $61,972,919 and aggregate gross unrealized depreciation of $58,193,243.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 19.2%
36,755	Comcast Corp., Class A	$1,953,344
34,554	Darden Restaurants, Inc.	2,120,925
79,588	Family Dollar Stores, Inc.	6,056,647
98,468	Gap, Inc. (The)	4,055,897
40,817	Genuine Parts Co.	3,793,532
31,926	Harley-Davidson, Inc.	1,969,834
77,742	Hasbro, Inc.	4,269,591
39,448	Home Depot, Inc. (The)	4,119,160
30,276	Lowe’s Cos., Inc.	2,051,502
142,193	Mattel, Inc.	3,824,992
44,389	McDonald’s Corp.	4,103,319
64,660	NIKE, Inc., Class B	5,964,885
52,711	Nordstrom, Inc.	4,016,578
82,930	Omnicom Group, Inc.	6,037,304
51,043	PetSmart, Inc.	4,170,468
23,511	Ralph Lauren Corp., Class A	3,923,751
65,194	Ross Stores, Inc.	5,978,942
54,138	Target Corp.	3,985,098
19,997	Tiffany & Co.	1,732,540
91,615	TJX Cos., Inc. (The)	6,041,093
54,993	VF Corp.	3,814,864
65,858	Walt Disney Co. (The)	5,990,444
84,495	Yum! Brands, Inc.	6,107,299

		96,082,009

	Consumer Staples - 19.4%
40,883	Altria Group, Inc.	2,170,887
46,447	Brown-Forman Corp., Class B	4,127,745
45,572	Campbell Soup Co.	2,084,463
38,814	Clorox Co. (The)	4,141,842
144,247	Coca-Cola Co. (The)	5,938,649
90,473	Colgate-Palmolive Co.	6,108,737
28,869	Costco Wholesale Corp.	4,127,978
63,384	CVS Health Corp.	6,221,774
55,248	Estee Lauder Cos., Inc. (The), Class A	3,899,956
78,026	General Mills, Inc.	4,094,805
19,454	Hershey Co. (The)	1,988,393
121,032	Hormel Foods Corp.	6,199,259
40,946	J.M. Smucker Co. (The)	4,223,580
93,433	Kellogg Co.	6,127,336
35,695	Kimberly-Clark Corp.	3,853,632
97,541	Lorillard, Inc.	6,399,665
83,170	McCormick & Co., Inc.	5,937,506
42,730	PepsiCo, Inc.	4,007,219
68,769	Procter & Gamble Co. (The)	5,796,539
50,152	Sysco Corp.	1,964,454
27,350	Walgreens Boots Alliance, Inc.	2,017,063
69,468	Wal-Mart Stores, Inc.	5,903,391

		97,334,873

	Energy - 2.0%
38,234	Chevron Corp.	3,920,132
44,921	Exxon Mobil Corp.	3,926,994
29,095	Hess Corp.	1,963,622

		9,810,748

	Financials - 5.6%
35,292	Aflac, Inc.	2,014,467
16,210	Ameriprise Financial, Inc.	2,025,277
11,852	BlackRock, Inc.	4,035,725
40,249	Chubb Corp. (The)	3,940,377

26,040	Health Care REIT, Inc.	$2,133,978
77,960	Kimco Realty Corp. REIT	2,155,594
22,055	Moody’s Corp.	2,014,283
24,674	T. Rowe Price Group, Inc.	1,942,337
78,715	Torchmark Corp.	3,941,260
19,547	Travelers Cos., Inc. (The)	2,009,823
39,278	Wells Fargo & Co.	2,039,314

		28,252,435

	Health Care - 9.7%
91,549	Abbott Laboratories	4,097,733
22,249	AmerisourceBergen Corp.	2,114,768
57,167	Baxter International, Inc.	4,019,412
28,615	Becton, Dickinson and Co.	3,951,159
23,823	C.R. Bard, Inc.	4,074,448
39,206	DENTSPLY International, Inc.	1,961,280
59,138	Johnson & Johnson	5,922,079
9,555	McKesson Corp.	2,031,871
55,622	Medtronic PLC	3,971,411
37,056	Mylan, Inc.(b)	1,969,526
30,247	Quest Diagnostics, Inc.	2,149,654
43,744	Stryker Corp.	3,982,891
59,840	UnitedHealth Group, Inc.	6,358,000
18,328	Universal Health Services, Inc., Class B	1,879,170

		48,483,402

	Industrials - 27.0%
38,407	3M Co.	6,233,456
81,147	AMETEK, Inc.	3,886,941
86,126	C.H. Robinson Worldwide, Inc.	6,133,894
47,214	Caterpillar, Inc.	3,775,704
26,833	Cintas Corp.	2,111,757
120,277	CSX Corp.	4,005,224
14,414	Cummins, Inc.	2,010,176
72,570	Danaher Corp.	5,978,317
48,310	Deere & Co.	4,115,529
59,415	Dover Corp.	4,161,427
101,915	Emerson Electric Co.	5,803,040
95,210	Expeditors International of Washington, Inc.	4,158,773
89,970	Fastenal Co.	3,994,668
35,851	Fluor Corp.	1,921,255
29,772	General Dynamics Corp.	3,965,928
86,092	General Electric Co.	2,056,738
41,820	Honeywell International, Inc.	4,088,323
22,112	Illinois Tool Works, Inc.	2,058,406
48,800	L-3 Communications Holdings, Inc.	6,008,256
31,828	Lockheed Martin Corp.	5,995,440
40,113	Norfolk Southern Corp.	4,090,323
27,092	Northrop Grumman Corp.	4,252,089
40,687	Pall Corp.	3,936,874
32,876	Parker Hannifin Corp.	3,828,739
57,101	Raytheon Co.	5,712,955
51,191	Republic Services, Inc.	2,031,259
24,409	Rockwell Collins, Inc.	2,089,899
27,340	Roper Industries, Inc.	4,219,656
30,488	Snap-on, Inc.	4,046,062
53,983	Union Pacific Corp.	6,327,347
54,437	United Technologies Corp.	6,248,279
24,998	W.W. Grainger, Inc.	5,895,528

		135,142,262

	Information Technology - 5.1%
38,597	Amphenol Corp.	2,073,045
48,927	Automatic Data Processing, Inc.	4,037,945
39,008	International Business Machines Corp.	5,980,316
23,517	Intuit, Inc.	2,041,746
45,297	Linear Technology Corp.	2,035,647
43,842	Microsoft Corp.	1,771,217
47,687	Oracle Corp.	1,997,608
87,775	Paychex, Inc.	3,972,697
27,804	QUALCOMM, Inc.	1,736,638

		25,646,859

Schedule of Investments(a)

	Materials - 8.2%
14,441	Air Products & Chemicals, Inc.	$2,102,754
36,536	Airgas, Inc.	4,115,415
62,613	Ball Corp.	3,965,281
28,155	E.I. du Pont de Nemours & Co.	2,004,918
61,249	Ecolab, Inc.	6,355,809
20,257	International Flavors & Fragrances, Inc.	2,149,470
34,753	Monsanto Co.	4,100,159
49,012	Praxair, Inc.	5,910,357
15,080	Sherwin-Williams Co. (The)	4,090,752
45,221	Sigma-Aldrich Corp.	6,218,792

		41,013,707

	Utilities - 3.8%
77,404	AGL Resources, Inc.	4,364,037
23,564	Entergy Corp.	2,062,086
38,807	NextEra Energy, Inc.	4,239,277
33,910	SCANA Corp.	2,162,441
41,628	Southern Co. (The)	2,111,372
77,172	Wisconsin Energy Corp.	4,303,882

		19,243,095

	Total Investments (Cost $421,511,040)(c)-100.0%	501,009,390
	Other assets less liabilities-0.0%	174,180

	Net Assets-100.0%	$501,183,570

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $422,758,175. The net unrealized appreciation was $78,251,215 which consisted of aggregate gross unrealized appreciation of $83,379,533 and aggregate gross unrealized depreciation of $5,128,318.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Chemicals - 2.2%
940,091	Calgon Carbon Corp.(b)	$18,547,996

	Commercial Services & Supplies - 3.5%
1,329,068	Tetra Tech, Inc.	30,608,436

	Construction & Engineering - 4.8%
1,494,845	Aegion Corp.(b)	22,901,026
1,753,181	Layne Christensen Co.(b)(c)	14,183,234
165,424	Northwest Pipe Co.(b)	3,958,596

		41,042,856

	Electrical Equipment - 2.4%
594,858	Franklin Electric Co., Inc.	20,350,092

	Electronic Equipment, Instruments & Components - 5.0%
169,596	Badger Meter, Inc.	10,152,016
894,156	Itron, Inc.(b)	33,271,545

		43,423,561

	Industrial Conglomerates - 8.2%
457,799	Roper Industries, Inc.	70,656,698

	Life Sciences Tools & Services - 8.6%
623,371	Waters Corp.(b)	74,212,317

	Machinery - 49.3%
836,950	Energy Recovery, Inc.(b)	2,761,935
1,227,263	Flowserve Corp.	66,873,561
160,364	Gorman-Rupp Co. (The)	4,571,978
410,829	Lindsay Corp.	35,503,842
3,806,565	Mueller Water Products, Inc.	38,941,160
751,724	Pall Corp.	72,736,814
1,116,487	Pentair PLC (United Kingdom)	69,010,062
550,006	Toro Co. (The)	35,700,890
267,162	Valmont Industries, Inc.	32,091,499
597,499	Watts Water Technologies, Inc., Class A	35,031,366
942,202	Xylem, Inc.	32,129,088

		425,352,195

	Water Utilities - 16.1%
508,185	American States Water Co.	20,144,453
680,939	American Water Works Co., Inc.	38,227,916
1,359,083	Aqua America, Inc.	36,763,195
586,697	California Water Service Group	14,397,544
4,881,661	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	23,724,872
99,888	Connecticut Water Service, Inc.	3,591,973
189,101	Consolidated Water Co. Ltd. (Cayman Islands)	2,051,746

		138,901,699

	Total Common Stocks and Other Equity Interests (Cost $717,492,736)	863,095,850

	Money Market Fund - 0.0%
362,776	Invesco Premier Portfolio – Institutional Class(d)
	(Cost $362,776)	362,776

Total Investments (Cost $717,855,512)(e)-100.1%	$863,458,626
Other assets less liabilities-(0.1)%	(484,619)

Net Assets-100.0%	$862,974,007

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Investment Company Act of 1940, as amended defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investment in Layne Christensen Co. for the nine months ended January 31, 2015:

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2015	Dividend Income
Layne Christensen Co.	$13,662,750	$13,539,950	$(4,313,934)	$(6,787,778)	$(1,917,754)	$14,183,234	$—

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $740,614,135. The net unrealized appreciation was $122,844,491 which consisted of aggregate gross unrealized appreciation of $196,278,440 and aggregate gross unrealized depreciation of $73,433,949.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Auto Components - 5.1%
256,833	Fuel Systems Solutions, Inc.(b)	$2,758,386
82,548	Gentherm, Inc.(b)	3,036,116
285,202	Quantum Fuel Systems Technologies Worldwide, Inc.(b)(c)	713,005

		6,507,507

	Automobiles - 2.1%
13,311	Tesla Motors, Inc.(b)(c)	2,710,120

	Chemicals - 8.9%
16,823	Air Products & Chemicals, Inc.	2,449,597
65,945	Cytec Industries, Inc.	3,164,701
97,558	OM Group, Inc.	2,731,624
124,519	Sociedad Quimica y Minera de Chile SA, Series B ADR (Chile)	2,971,023

		11,316,945

	Construction & Engineering - 4.2%
419,610	Ameresco, Inc., Class A(b)	2,446,326
109,418	Quanta Services, Inc.(b)	2,897,389

		5,343,715

	Electric Utilities - 2.4%
70,777	ITC Holdings Corp.	3,010,853

	Electrical Equipment - 18.3%
1,784,157	Ballard Power Systems, Inc. (Canada)(b)(c)	2,765,443
120,217	Broadwind Energy, Inc.(b)	586,659
1,561,777	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	3,232,878
219,231	Enphase Energy, Inc.(b)(c)	2,716,272
1,934,083	FuelCell Energy, Inc.(b)(c)	2,320,900
51,133	Hydrogenics Corp. (Canada)(b)(c)	689,784
122,598	Orion Energy Systems, Inc.(b)	555,369
1,035,353	Plug Power, Inc.(b)(c)	2,764,393
61,834	Polypore International, Inc.(b)	2,765,217
269,537	PowerSecure International, Inc.(b)	2,533,648
50,704	SolarCity Corp.(b)(c)	2,464,721

		23,395,284

	Electronic Equipment, Instruments & Components - 7.3%
396,299	Echelon Corp.(b)	554,819
72,077	Itron, Inc.(b)	2,681,985
314,228	Maxwell Technologies, Inc.(b)(c)	2,501,255
113,242	Universal Display Corp.(b)(c)	3,607,890

		9,345,949

	Independent Power Producers & Energy Traders - 14.2%
131,098	Calpine Corp.(b)	2,737,326
115,900	Ormat Technologies, Inc.	3,100,325
114,247	Pattern Energy Group, Inc.	3,338,298
260,926	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)(c)	3,214,608
98,044	TerraForm Power, Inc., Class A	3,190,352
320,847	Vivint Solar, Inc.(b)	2,547,525

		18,128,434

	Internet Software & Services - 1.7%
193,414	Opower, Inc.(b)(c)	2,206,854

	Oil, Gas & Consumable Fuels - 3.8%
315,568	Amyris, Inc.(b)(c)	$542,777
258,463	Renewable Energy Group, Inc.(b)	2,258,967
925,674	Solazyme, Inc.(b)(c)	2,045,739

		4,847,483

	Semiconductors & Semiconductor Equipment - 27.1%
130,581	Advanced Energy Industries, Inc.(b)	3,133,944
279,104	Aixtron SE ADR (Germany)(b)(c)	2,190,966
80,664	Amtech Systems, Inc.(b)	659,025
139,630	Canadian Solar, Inc. (Canada)(b)(c)	2,847,056
96,735	Cree, Inc.(b)(c)	3,420,550
113,606	Daqo New Energy Corp. ADR (China)(b)(c)	2,235,766
72,959	First Solar, Inc.(b)	3,087,625
545,304	Hanwha SolarOne Co. Ltd. ADR (South Korea)(b)(c)	523,492
396,764	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	3,174,112
460,563	ReneSola Ltd. ADR (China)(b)(c)	580,309
163,462	Rubicon Technology, Inc.(b)(c)	680,002
157,556	SunEdison, Inc.(b)	2,951,024
122,496	SunPower Corp.(b)(c)	2,954,603
372,622	Trina Solar Ltd. ADR (China)(b)(c)	3,372,229
1,461,615	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	2,733,220

		34,543,923

	Software - 4.7%
199,882	EnerNOC, Inc.(b)	3,441,968
350,548	Silver Spring Networks, Inc.(b)(c)	2,488,891

		5,930,859

	Total Common Stocks and Other Equity Interests (Cost $150,977,563)	127,287,926

	Money Market Fund - 0.2%
213,810	Invesco Premier Portfolio – Institutional Class(d) (Cost $213,810)	213,810

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $151,191,373)-100.0%	127,501,736

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 28.0%
35,769,126	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $35,769,126)	35,769,126

	Total Investments (Cost $186,960,499)(f) -128.0%	163,270,862
	Other assets less liabilities-(28.0)%	(35,747,301)

	Net Assets-100.0%	$127,523,561

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.

Schedule of Investments(a)

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$33,368,763	$(33,368,763)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $198,463,446. The net unrealized depreciation was $35,192,584 which consisted of aggregate gross unrealized appreciation of $12,772,583 and aggregate gross unrealized depreciation of $47,965,167.

This Fund has holdings greater than 10% of net assets in the following country:

China	12.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace & Defense - 2.3%
15,379	Hexcel Corp.	$680,213

	Auto Components - 6.6%
13,286	Johnson Controls, Inc.	617,400
34,888	Remy International, Inc.	742,068
11,043	Tenneco, Inc.(b)	567,831

		1,927,299

	Automobiles - 4.7%
48,391	Kandi Technologies Group, Inc. (China)(b)(c)	644,568
15,177	Tata Motors Ltd. ADR (India)	748,530

		1,393,098

	Building Products - 7.1%
11,468	A.O. Smith Corp.	681,314
15,497	Apogee Enterprises, Inc.	670,400
18,291	Owens Corning	732,555

		2,084,269

	Chemicals - 6.1%
30,055	Advanced Emissions Solutions, Inc.(b)	318,733
20,418	LSB Industries, Inc.(b)	637,858
15,275	Methanex Corp. (Canada)	673,628
127,854	Rentech, Inc.(b)	153,425

		1,783,644

	Commercial Services & Supplies - 2.1%
30,311	Covanta Holding Corp.	619,557

	Construction & Engineering - 6.2%
48,735	Abengoa SA, Class B ADR (Spain)	715,430
15,791	Chicago Bridge & Iron Co. NV(c)	544,947
30,173	MasTec, Inc.(b)	558,804

		1,819,181

	Electric Utilities - 5.9%
277,487	Centrais Eletricas Brasileiras SA ADR (Brazil)(c)	521,675
121,582	Companhia Energetica de Minas Gerais ADR (Brazil)	548,335
12,677	NRG Yield, Inc., Class A	670,360

		1,740,370

	Electrical Equipment - 16.1%
4,605	Acuity Brands, Inc.	690,243
9,299	Eaton Corp. PLC	586,674
10,272	Emerson Electric Co.	584,888
10,741	EnerSys	627,059
43,481	General Cable Corp.	497,423
11,507	Global Power Equipment Group, Inc.	141,881
133,138	GrafTech International Ltd.(b)	483,291
11,653	Power Solutions International, Inc.(b)	515,296
8,526	Regal-Beloit Corp.	587,015

		4,713,770

	Electronic Equipment, Instruments & Components - 2.2%
26,884	Corning, Inc.	639,033

	Energy Equipment & Services - 2.0%
224,550	McDermott International, Inc.(b)	505,238

32,479	Nuverra Environmental Solutions, Inc.(b)(c)	$72,428

		577,666

	Food & Staples Retailing - 2.0%
12,791	Andersons, Inc. (The)	575,339

	Independent Power Producers & Energy Traders - 2.5%
22,531	Abengoa Yield PLC (Spain)	741,720

	Industrial Conglomerates - 2.1%
21,925	Koninklijke Philips NV (Netherlands)	604,911

	Machinery - 11.3%
22,972	Altra Industrial Motion Corp.	586,935
19,136	Chart Industries, Inc.(b)	545,376
31,837	Energy Recovery, Inc.(b)(c)	105,062
17,216	ESCO Technologies, Inc.	620,120
11,019	Luxfer Holdings PLC ADR (United Kingdom)	148,316
6,273	WABCO Holdings, Inc.(b)	597,001
43,074	Westport Innovations, Inc. (Canada)(b)(c)	144,298
12,775	Woodward, Inc.	569,893

		3,317,001

	Oil, Gas & Consumable Fuels - 18.4%
42,638	Cameco Corp. (Canada)	597,785
35,524	Chesapeake Energy Corp.	681,350
126,150	Clean Energy Fuels Corp.(b)(c)	526,046
93,723	Cosan Ltd., Class A (Brazil)	646,689
18,061	Golar LNG Ltd. (Bermuda)(c)	512,210
27,693	Green Plains, Inc.	648,293
12,647	Range Resources Corp.	585,177
16,316	Sasol Ltd. ADR (South Africa)	604,997
24,765	Southwestern Energy Co.(b)	613,924

		5,416,471

	Real Estate Investment Trusts - 0.5%
11,417	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	156,413

	Semiconductors & Semiconductor Equipment - 1.8%
18,624	Veeco Instruments, Inc.(b)	543,262

	Total Common Stocks and Other Equity Interests (Cost $32,505,228)	29,333,217

	Money Market Fund - 0.1%
39,727	Invesco Premier Portfolio – Institutional Class(d) (Cost $39,727)	39,727

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $32,544,955)-100.0%	29,372,944

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.6%
2,214,302	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $2,214,302)	2,214,302

	Total Investments (Cost $34,759,257)(f)-107.6%	31,587,246
	Other assets less liabilities-(7.6)%	(2,230,165)

	Net Assets-100.0%	$29,357,081

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$2,067,041	$(2,067,041)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $36,017,017. The net unrealized depreciation was $4,429,771 which consisted of aggregate gross unrealized appreciation of $4,534,499 and aggregate gross unrealized depreciation of $8,964,270.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Buyback Achievers™ Portfolio (PKW)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.2%
	Consumer Discretionary - 31.2%
81,764	Abercrombie & Fitch Co.	$2,086,617
133,425	AutoNation, Inc.(b)	7,954,799
37,615	AutoZone, Inc.(b)	22,454,650
218,443	Bed Bath & Beyond, Inc.(b)	16,332,983
63,034	Big Lots, Inc.	2,893,891
30,758	BJ’s Restaurants, Inc.(b)	1,362,272
13,969	Blue Nile, Inc.(b)	434,157
27,833	Bob Evans Farms, Inc.	1,568,946
53,505	Bridgepoint Education, Inc.(b)	528,094
75,266	Brinker International, Inc.	4,397,792
250	Carter’s, Inc.	20,373
611,175	CBS Corp., Class B	33,498,502
58,365	Cheesecake Factory, Inc. (The)	3,064,746
68,524	Cooper Tire & Rubber Co.	2,383,950
97,285	Crocs, Inc.(b)	1,031,221
99,914	Denny’s Corp.(b)	1,087,064
48,557	Dillard’s, Inc., Class A	5,516,075
26	DIRECTV(b)	2,217
521,625	Discovery Communications, Inc., Class A(b)	15,119,301
357,815	Dollar General Corp.(b)	23,995,074
79	Dollar Tree, Inc.(b)	5,617
60,241	Fossil Group, Inc.(b)	5,891,570
127,967	GameStop Corp., Class A	4,510,837
499,503	Gap, Inc. (The)	20,574,529
104,791	GNC Holdings, Inc.	4,646,433
6,832	Graham Holdings Co., Class B	6,390,106
33,501	Helen of Troy Ltd.(b)	2,519,945
33,484	hhgregg, Inc.(b)(c)	183,827
1,297,582	Home Depot, Inc. (The)	135,493,512
56,575	Iconix Brand Group, Inc.(b)	1,880,553
45,560	Jack in the Box, Inc.	3,863,032
45,153	K12, Inc.(b)	642,076
238,220	Kohl’s Corp.	14,226,498
167	Lear Corp.	16,758
561,302	Liberty Interactive Corp., Class A(b)	15,357,223
46,136	Life Time Fitness, Inc.(b)	2,522,255
1,147,310	Lowe’s Cos., Inc.	77,741,726
407,180	Macy’s, Inc.	26,010,658
80	Marcus Corp. (The)	1,509
334,447	Marriott International, Inc.	24,916,302
38,457	Marriott Vacations Worldwide Corp.	2,941,961
8,608	NACCO Industries, Inc., Class A	473,870
319,695	Newell Rubbermaid, Inc.	11,787,155
4,831	NVR, Inc.(b)	6,059,185
119,656	O’Reilly Automotive, Inc.(b)	22,418,748
22,305	Outerwall, Inc.(b)	1,384,694
47,519	Papa John’s International, Inc.	3,015,556
107,899	Pier 1 Imports, Inc.	1,813,782
51,209	Pool Corp.	3,185,712
150	Rent-A-Center, Inc.	5,142
183,019	Sally Beauty Holdings, Inc.(b)	5,688,231
161,690	Scripps Networks Interactive, Inc., Class A	11,494,542
6,479,330	Sirius XM Holdings, Inc.(b)	23,001,622
328	Six Flags Entertainment Corp.	14,091

62,523	Sonic Corp.	$1,892,571
210,585	Starwood Hotels & Resorts Worldwide, Inc.	15,155,802
123,087	Starz, Class A(b)	3,633,528
15,997	Steiner Leisure Ltd.(b)	697,789
75,740	Steven Madden Ltd.(b)	2,600,912
15	Strayer Education, Inc.(b)	1,005
988,786	Time Warner, Inc.	77,056,093
2,542,611	Twenty-First Century Fox, Inc., Class A	84,312,981
155,241	Urban Outfitters, Inc.(b)	5,411,701
484,044	Viacom, Inc., Class B	31,182,114
52,240	Visteon Corp.(b)	5,064,668
430,742	Wendy’s Co. (The)	4,540,021
145,358	Wyndham Worldwide Corp.	12,179,547

		830,140,713

	Consumer Staples - 1.2%
285,066	Coca-Cola Enterprises, Inc.	12,001,279
419,458	Coty, Inc., Class A(b)	7,978,091
108,255	Herbalife Ltd.(c)	3,299,612
23,891	Ingles Markets, Inc., Class A	1,018,951
84,745	Ingredion, Inc.	6,833,837
14,222	Medifast, Inc.(b)	450,695
14,521	USANA Health Sciences, Inc.(b)	1,423,639

		33,006,104

	Energy - 5.6%
443,967	Apache Corp.	27,779,015
232,839	Cameron International Corp.(b)	10,426,530
352,559	Hess Corp.	23,794,207
330,418	Marathon Petroleum Corp.	30,593,403
14,250	Mitcham Industries, Inc.(b)	79,942
209,311	Murphy Oil Corp.	9,400,157
652,731	Phillips 66	45,900,044
21,907	SEACOR Holdings, Inc.(b)	1,576,209
34	Tesoro Corp.	2,779
90,344	Triangle Petroleum Corp.(b)	474,306

		150,026,592

	Financials - 11.2%
53	AllianceBernstein Holding LP	1,281
494,848	Allstate Corp. (The)	34,535,442
416,027	American Capital Agency Corp. REIT	8,965,382
217,610	Ameriprise Financial, Inc.	27,188,193
133,574	Anworth Mortgage Asset Corp. REIT	693,249
73,388	Aspen Insurance Holdings Ltd.	3,179,168
179,229	Associated Banc-Corp.	3,012,840
191,045	Assured Guaranty Ltd.	4,665,319
120,528	Axis Capital Holdings Ltd.	6,134,875
56,124	Capital Bank Financial Corp., Class A(b)	1,370,548
42,339	Central Pacific Financial Corp.	888,272
278,084	Chubb Corp. (The)	27,224,424
215,776	CIT Group, Inc.	9,455,304
241,830	CNO Financial Group, Inc.	3,753,202
24,290	Credit Acceptance Corp.(b)	3,829,076
53,358	Everest Re Group Ltd.	9,144,494
10,472	FBR & Co.(b)	234,782
971,711	Fifth Third Bancorp	16,810,600
512,817	Fortress Investment Group LLC, Class A	3,661,513
145,169	Invesco Mortgage Capital, Inc. REIT(d)	2,226,892
14,154	JAVELIN Mortgage Investment Corp. REIT	129,368
62,106	Kemper Corp.	2,168,120
134,564	Legg Mason, Inc.	7,460,228
51,305	MCG Capital Corp.	191,368
51,459	Montpelier Re Holdings Ltd. (Bermuda)	1,807,755
132,112	MSCI, Inc.	7,110,268
46,922	National Bank Holdings Corp., Class A	865,711
57,761	Northfield Bancorp, Inc.	831,758
148,367	Ocwen Financial Corp.(b)	908,006

Schedule of Investments(a)

57,751	PartnerRe Ltd.	$6,606,714
59,954	PHH Corp.(b)	1,495,253
37	Piper Jaffray Cos.(b)	1,889
340	Platinum Underwriters Holdings Ltd.	25,102
67,434	ProAssurance Corp.	2,992,047
45,435	RenaissanceRe Holdings Ltd.	4,344,949
151,703	Torchmark Corp.	7,595,769
390,800	Travelers Cos., Inc. (The)	40,182,056
285	Universal Insurance Holdings, Inc.	6,621
103,039	Validus Holdings Ltd.	4,085,496
290,448	Voya Financial, Inc.	11,330,376
149,658	W.R. Berkley Corp.	7,331,745
38,894	Walker & Dunlop, Inc.(b)	690,369
618,356	Weyerhaeuser Co. REIT	22,168,063
11,156	World Acceptance Corp.(b)	819,408

		298,123,295

	Health Care - 6.9%
318,329	Anthem, Inc.	42,961,682
278	C.R. Bard, Inc.	47,546
315	Chemed Corp.	31,859
308,467	Cigna Corp.	32,953,530
24	Edwards Lifesciences Corp.(b)	3,008
865,464	Express Scripts Holding Co.(b)	69,851,600
216	HealthSouth Corp.	9,526
56,345	IDEXX Laboratories, Inc.(b)	8,926,175
136	Laboratory Corp. of America Holdings(b)	15,610
61,806	Masimo Corp.(b)	1,577,289
7	Mylan, Inc.(b)	372
268	Myriad Genetics, Inc.(b)(c)	10,029
341	Omnicare, Inc.	25,568
111	Quest Diagnostics, Inc.	7,889
154,394	Select Medical Holdings Corp.	2,087,407
15,239	SurModics, Inc.(b)	349,278
56,025	United Therapeutics Corp.(b)	7,906,808
98,741	Universal American Corp.(b)	891,631
117,900	Varian Medical Systems, Inc.(b)	10,912,824
99,204	VCA, Inc.(b)	5,168,528
60,853	Volcano Corp.(b)	1,093,528

		184,831,687

	Industrials - 15.9%
76,615	Actuant Corp.	1,770,573
205,812	ADT Corp. (The)(c)	7,079,933
108,466	AGCO Corp.	4,700,916
13,338	Alamo Group, Inc.	600,877
20,618	Allegiant Travel Co.	3,737,425
69	Atlas Air Worldwide Holdings, Inc.(b)	3,119
840,724	Boeing Co. (The)	122,216,048
195	C.H. Robinson Worldwide, Inc.	13,888
24,508	CAI International, Inc.(b)	513,933
11,238	CRA International, Inc.(b)	331,858
406,011	Deere & Co.	34,588,077
161,922	Donaldson Co., Inc.	5,919,868
42,347	Dun & Bradstreet Corp. (The)	4,874,563
227,632	Expeditors International of Washington, Inc.	9,942,966
334,097	FedEx Corp.	56,499,144
186,048	Fortune Brands Home & Security, Inc.	8,333,090
390,792	General Dynamics Corp.	52,057,402
20,158	GP Strategies Corp.(b)	672,874
62,096	Griffon Corp.	912,190
461,009	Illinois Tool Works, Inc.	42,915,328
36,109	Kforce, Inc.	844,951
257	L-3 Communications Holdings, Inc.	31,642
14,388	Lindsay Corp.	1,243,411
48,816	Moog, Inc., Class A(b)	3,431,765
238,409	Northrop Grumman Corp.	37,418,292
94,108	Oshkosh Corp.	4,032,528

9,425	P.A.M. Transportation Services, Inc.(b)	$545,707
86	Southwest Airlines Co.	3,885
48,435	SPX Corp.	4,047,713
104,584	Timken Co. (The)	3,975,238
29,016	Valmont Industries, Inc.	3,485,402
69,438	WABCO Holdings, Inc.(b)	6,608,414

		423,353,020

	Information Technology - 20.4%
162	Activision Blizzard, Inc.	3,385
64,057	ADTRAN, Inc.	1,416,300
359,456	Altera Corp.	11,835,089
1,233,984	Apple, Inc.	144,573,565
23,811	CEVA, Inc.(b)	435,979
189,825	Citrix Systems, Inc.(b)	11,249,029
1,511,621	Corning, Inc.	35,931,231
62,675	Dice Holdings, Inc.(b)	518,322
28,423	Digi International, Inc.(b)	271,440
245	Digital River, Inc.(b)	6,255
44,881	DST Systems, Inc.	4,339,993
84,056	Emulex Corp.(b)	526,191
8,724	ePlus, Inc.(b)	588,347
37,861	Fair Isaac Corp.	2,701,382
140,061	Fairchild Semiconductor International, Inc.(b)	2,149,936
287,697	Fiserv, Inc.(b)	20,866,663
21,468	Forrester Research, Inc.	810,202
255,414	Genpact Ltd.(b)	5,126,159
79,769	Global Payments, Inc.	6,964,631
103,955	Harmonic, Inc.(b)	795,256
43,826	InterDigital, Inc.	2,190,423
848,960	International Business Machines Corp.	130,154,058
510,107	Juniper Networks, Inc.	11,594,732
13	Lam Research Corp.	994
87,349	Leidos Holdings, Inc.	3,616,249
35,290	Liquidity Services, Inc.(b)	273,145
221	Marvell Technology Group Ltd.	3,423
63,633	MoneyGram International, Inc.(b)	542,153
104,612	Monster Worldwide, Inc.(b)	432,048
283,872	Motorola Solutions, Inc.	17,716,452
367,564	NetApp, Inc.	13,893,919
40,787	NETGEAR, Inc.(b)	1,377,377
64,716	NeuStar, Inc., Class A(b)(c)	1,701,384
331	NVIDIA Corp.	6,357
213	Oracle Corp.	8,923
160,947	Polycom, Inc.(b)	2,140,595
5	QLogic Corp.(b)	67
112,095	Rovi Corp.(b)	2,590,515
53,878	Science Applications International Corp.	2,628,169
68	Silicon Image, Inc.(b)	494
58,288	Sonus Networks, Inc.(b)	1,112,135
99,203	Take-Two Interactive Software, Inc.(b)	2,948,313
180,425	Teradata Corp.(b)	8,039,738
120,956	TiVo, Inc.(b)	1,265,200
142,796	VeriSign, Inc.(b)	7,779,526
44,031	WebMD Health Corp.(b)	1,706,201
616,309	Western Union Co. (The)	10,477,253
1,346,181	Xerox Corp.	17,729,204
1,117,209	Yahoo!, Inc.(b)	49,146,024
67,004	Zix Corp.(b)	237,194

		542,421,620

	Materials - 7.4%
5,991	AEP Industries, Inc.(b)	300,209
81,802	Ashland, Inc.	9,695,173
107,431	Avery Dennison Corp.	5,615,418
161,465	Ball Corp.	10,225,578
58,812	CF Industries Holdings, Inc.	17,960,009
103,550	Chemtura Corp.(b)	2,256,355

Schedule of Investments(a)

23,227	Clearwater Paper Corp.(b)	$1,719,263
385,740	Graphic Packaging Holding Co.(b)	5,585,515
12,713	Handy & Harman Ltd.(b)	573,738
20,981	Kaiser Aluminum Corp.	1,454,193
196,601	MeadWestvaco Corp.	9,885,098
570,844	Monsanto Co.	67,348,175
437,877	Mosaic Co. (The)	21,320,231
37,160	Myers Industries, Inc.	618,714
14,777	NewMarket Corp.	6,644,774
107,206	PolyOne Corp.	3,815,462
21	PPG Industries, Inc.	4,680
113,205	Sherwin-Williams Co. (The)	30,709,120
290	Valspar Corp. (The)	24,195

		195,755,900

	Telecommunication Services - 0.0%
331	CenturyLink, Inc.	12,303

	Utilities - 0.4%
459,400	Calpine Corp.(b)	9,592,272

	Total Common Stocks and Other Equity Interests (Cost $2,517,935,665)	2,667,263,506

	Money Market Fund - 0.0%
1,254,835	Invesco Premier Portfolio – Institutional Class(e) (Cost $1,254,835)	1,254,835

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,519,190,500)-100.2%	2,668,518,341

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
15,411,153	Invesco Liquid Assets Portfolio - Institutional Class(e)(f) (Cost $15,411,153)	15,411,153

	Total Investments (Cost $2,534,601,653)(g)- 100.8%	2,683,929,494
	Other assets less liabilities-(0.8)%	(21,571,412)

	Net Assets-100.0%	$2,662,358,082

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in Invesco Mortgage Capital, Inc. REIT for the nine months ended January 31, 2015.

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2015	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$2,227,473	$—	$(581)	$—	$2,226,892	$—

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$14,842,104	$(14,842,104)	$—

*	Amount does not include excess collateral received, if any.
(g)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,547,470,753. The net unrealized appreciation was $136,458,741 which consisted of aggregate gross unrealized appreciation of $160,057,372 and aggregate gross unrealized depreciation of $23,598,631.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dividend Achievers™ Portfolio (PFM)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 7.7%
4,507	Aaron’s, Inc.	$142,692
1,485	Cracker Barrel Old Country Store, Inc.	199,747
7,103	Family Dollar Stores, Inc.	540,538
9,495	Genuine Parts Co.	882,465
7,819	Hasbro, Inc.	429,420
3,108	John Wiley & Sons, Inc., Class A	192,572
8,564	Leggett & Platt, Inc.	365,083
60,504	Lowe’s Cos., Inc.	4,099,751
60,455	McDonald’s Corp.	5,588,460
2,312	Meredith Corp.	120,363
42,487	NIKE, Inc., Class B	3,919,426
4,128	Polaris Industries, Inc.	596,868
13,035	Ross Stores, Inc.	1,195,440
39,568	Target Corp.	2,912,601
8,035	Tiffany & Co.	696,152
43,045	TJX Cos., Inc. (The)	2,838,387
26,828	VF Corp.	1,861,058

		26,581,023

	Consumer Staples - 24.1%
122,777	Altria Group, Inc.	6,519,459
1,801	Andersons, Inc. (The)	81,009
39,992	Archer-Daniels-Midland Co.	1,864,827
8,012	Brown-Forman Corp., Class B	712,026
9,019	Bunge Ltd.	807,471
2,407	Casey’s General Stores, Inc.	219,759
8,310	Church & Dwight Co., Inc.	672,445
8,038	Clorox Co. (The)	857,735
272,090	Coca-Cola Co. (The)	11,201,945
56,616	Colgate-Palmolive Co.	3,822,712
71,213	CVS Health Corp.	6,990,268
13,060	Flowers Foods, Inc.	255,454
37,504	General Mills, Inc.	1,968,210
16,366	Hormel Foods Corp.	838,267
6,325	J.M. Smucker Co. (The)	652,424
23,137	Kimberly-Clark Corp.	2,497,871
1,703	Lancaster Colony Corp.	153,151
7,275	McCormick & Co., Inc.	519,362
3,690	Nu Skin Enterprises, Inc.	151,216
92,968	PepsiCo, Inc.	8,718,539
158,285	Procter & Gamble Co. (The)	13,341,843
36,519	Sysco Corp.	1,430,449
2,338	Tootsie Roll Industries, Inc., Class A	72,922
1,445	Universal Corp.	58,031
6,788	Vector Group Ltd.	151,915
67,709	Walgreens Boots Alliance, Inc.	4,993,539
163,510	Wal-Mart Stores, Inc.	13,895,080

		83,447,929

	Energy - 14.2%
4,608	Alliance Resource Partners LP	183,352
7,891	Buckeye Partners LP	574,228
1,439	CARBO Ceramics, Inc.	47,170
117,432	Chevron Corp.	12,040,303
76,464	ConocoPhillips	4,815,703
120,203	Enterprise Products Partners LP	4,139,791

34,042	EOG Resources, Inc.	$3,030,759
158,093	Exxon Mobil Corp.	13,820,490
5,800	Genesis Energy LP	251,314
6,725	Helmerich & Payne, Inc.	400,541
14,105	Magellan Midstream Partners LP	1,093,420
11,026	Murphy Oil Corp.	495,178
48,169	Occidental Petroleum Corp.	3,853,520
12,933	ONEOK, Inc.	569,440
23,111	Plains All American Pipeline LP	1,146,074
13,708	Sunoco Logistics Partners LP	571,898
3,955	TC Pipelines LP	269,296
46,432	Williams Cos., Inc. (The)	2,036,508

		49,338,985

	Financials - 6.7%
1,485	1st Source Corp.	44,149
20,607	ACE Ltd.	2,224,732
27,990	Aflac, Inc.	1,597,669
4,706	American Equity Investment Life Holding Co.	120,050
6,363	Axis Capital Holdings Ltd.	323,877
963	BancFirst Corp.	55,527
4,960	Bank of the Ozarks, Inc.	160,853
8,947	Brown & Brown, Inc.	276,015
14,649	Chubb Corp. (The)	1,434,137
10,156	Cincinnati Financial Corp.	512,980
5,993	Commerce Bancshares, Inc.	239,720
2,524	Community Bank System, Inc.	84,882
1,087	Community Trust Bancorp, Inc.	34,327
3,923	Cullen/Frost Bankers, Inc.	244,403
7,365	Eaton Vance Corp.	296,441
2,872	Erie Indemnity Co., Class A	248,888
3,972	Essex Property Trust, Inc. REIT	897,871
4,232	Federal Realty Investment Trust REIT	608,435
38,661	Franklin Resources, Inc.	1,992,201
6,025	HCC Insurance Holdings, Inc.	321,373
28,529	HCP, Inc. REIT	1,349,136
20,355	Health Care REIT, Inc. REIT	1,668,092
716	Infinity Property & Casualty Corp.	50,313
16,865	McGraw Hill Financial, Inc.	1,508,406
3,427	Mercury General Corp.	195,853
2,329	National Health Investors, Inc. REIT	174,116
8,161	National Retail Properties, Inc. REIT	349,617
16,236	Old Republic International Corp.	227,953
7,930	OMEGA Healthcare Investors, Inc. REIT	347,810
3,042	PartnerRe Ltd.	348,005
19,164	People’s United Financial, Inc.	269,637
4,343	Prosperity Bancshares, Inc.	198,866
13,833	Realty Income Corp. REIT	751,270
2,399	RenaissanceRe Holdings Ltd.	229,416
2,678	RLI Corp.	125,625
10,403	SEI Investments Co.	417,888
12,690	Senior Housing Properties Trust REIT	295,550
1,498	Southside Bancshares, Inc.	40,895
2,615	StanCorp Financial Group, Inc.	162,235
16,113	T. Rowe Price Group, Inc.	1,268,415
5,968	Tanger Factory Outlet Centers, Inc. REIT	234,841
917	Tompkins Financial Corp.	47,015
2,828	UMB Financial Corp.	137,215
4,307	United Bankshares, Inc.	145,620
808	Universal Health Realty Income Trust REIT	43,414
1,624	Urstadt Biddle Properties, Inc., Class A REIT	38,164
7,897	W.R. Berkley Corp.	386,874
1,610	Westamerica Bancorp.	65,495
513	Westwood Holdings Group, Inc.	30,262
6,470	WP Carey, Inc. REIT	464,611

		23,291,139

Schedule of Investments(a)

	Health Care - 8.2%
93,539	Abbott Laboratories	$4,186,806
11,926	Becton, Dickinson and Co.	1,646,742
4,653	C.R. Bard, Inc.	795,803
20,559	Cardinal Health, Inc.	1,710,303
132,228	Johnson & Johnson	13,241,312
61,145	Medtronic PLC	4,365,753
3,924	Owens & Minor, Inc.	134,318
23,501	Stryker Corp.	2,139,766
4,425	West Pharmaceutical Services, Inc.	218,197

		28,439,000

	Industrials - 14.5%
39,807	3M Co.	6,460,676
4,756	A.O. Smith Corp.	282,554
3,466	ABM Industries, Inc.	100,063
2,969	Brady Corp., Class A	77,699
9,087	C.H. Robinson Worldwide, Inc.	647,176
3,986	Carlisle Cos., Inc.	357,465
37,607	Caterpillar, Inc.	3,007,432
7,267	Cintas Corp.	571,913
3,122	CLARCOR, Inc.	195,219
22,265	Deere & Co.	1,896,755
8,537	Donaldson Co., Inc.	312,113
10,272	Dover Corp.	719,451
43,088	Emerson Electric Co.	2,453,431
11,991	Expeditors International of Washington, Inc.	523,767
18,415	Fastenal Co.	817,626
17,595	FedEx Corp.	2,975,490
2,958	Franklin Electric Co., Inc.	101,193
20,586	General Dynamics Corp.	2,742,261
1,634	Gorman-Rupp Co. (The)	46,585
3,702	Graco, Inc.	263,730
4,400	Healthcare Services Group, Inc.	138,644
24,285	Illinois Tool Works, Inc.	2,260,691
5,702	ITT Corp.	204,189
4,831	Lincoln Electric Holdings, Inc.	328,073
761	Lindsay Corp.	65,766
19,625	Lockheed Martin Corp.	3,696,761
2,047	Matthews International Corp.	94,838
1,615	McGrath RentCorp	49,064
2,330	MSA Safety, Inc.	101,728
3,007	MSC Industrial Direct Co., Inc., Class A	225,736
3,926	Nordson Corp.	286,048
19,222	Norfolk Southern Corp.	1,960,067
12,548	Northrop Grumman Corp.	1,969,409
9,234	Parker Hannifin Corp.	1,075,392
11,604	Pentair PLC (United Kingdom)	717,243
2,369	Raven Industries, Inc.	50,791
22,086	Republic Services, Inc.	876,372
9,059	Rollins, Inc.	299,400
6,222	Roper Industries, Inc.	960,303
9,731	Stanley Black & Decker, Inc.	911,308
1,148	Tennant Co.	74,861
3,465	Toro Co. (The)	224,913
56,632	United Technologies Corp.	6,500,221
1,529	Valmont Industries, Inc.	183,663
4,236	W.W. Grainger, Inc.	999,018
28,446	Waste Management, Inc.	1,462,978

		50,270,076

	Information Technology - 10.4%
19,519	Analog Devices, Inc.	1,017,037
29,945	Automatic Data Processing, Inc.	2,471,361
897	Badger Meter, Inc.	53,694
718	Cass Information Systems, Inc.	31,463
4,023	Diebold, Inc.	125,517
2,597	FactSet Research Systems, Inc.	372,903

6,506	Harris Corp.	$436,748
300,347	Intel Corp.	9,923,465
61,477	International Business Machines Corp.	9,425,039
5,080	Jack Henry & Associates, Inc.	311,760
14,817	Linear Technology Corp.	665,876
17,575	Maxim Integrated Products, Inc.	581,557
217	Mesa Laboratories, Inc.	16,529
12,484	Microchip Technology, Inc.	563,028
103,280	QUALCOMM, Inc.	6,450,869
65,617	Texas Instruments, Inc.	3,507,229

		35,954,075

	Materials - 5.3%
13,276	Air Products & Chemicals, Inc.	1,933,118
4,640	Airgas, Inc.	522,650
4,868	Albemarle Corp.	234,930
4,029	AptarGroup, Inc.	254,270
6,214	Bemis Co., Inc.	275,280
18,643	Ecolab, Inc.	1,934,584
3,133	H.B. Fuller Co.	128,923
5,030	International Flavors & Fragrances, Inc.	533,733
30,070	Monsanto Co.	3,547,659
19,816	Nucor Corp.	864,969
8,525	PPG Industries, Inc.	1,900,052
18,100	Praxair, Inc.	2,182,679
4,035	Royal Gold, Inc.	292,376
8,307	RPM International, Inc.	397,573
5,963	Sherwin-Williams Co. (The)	1,617,583
7,398	Sigma-Aldrich Corp.	1,017,373
6,302	Sonoco Products Co.	278,548
1,386	Stepan Co.	53,222
5,153	Valspar Corp. (The)	429,915

		18,399,437

	Telecommunication Services - 3.1%
322,214	AT&T, Inc.	10,607,285
991	Atlantic Tele-Network, Inc.	65,832
6,267	Telephone & Data Systems, Inc.	145,708

		10,818,825

	Utilities - 5.7%
7,437	AGL Resources, Inc.	419,298
6,891	Alliant Energy Corp.	472,792
2,391	American States Water Co.	94,779
10,993	Aqua America, Inc.	297,361
6,247	Atmos Energy Corp.	355,517
3,871	Avista Corp.	143,730
2,782	Black Hills Corp.	139,545
2,975	California Water Service Group	73,006
906	Chesapeake Utilities Corp.	44,177
692	Connecticut Water Service, Inc.	24,884
18,194	Consolidated Edison, Inc.	1,260,480
36,272	Dominion Resources, Inc.	2,788,954
2,690	Laclede Group, Inc. (The)	144,614
12,076	MDU Resources Group, Inc.	273,038
2,154	MGE Energy, Inc.	98,869
5,238	National Fuel Gas Co.	332,246
2,629	New Jersey Resources Corp.	167,941
27,114	NextEra Energy, Inc.	2,961,933
19,679	Northeast Utilities	1,093,759
1,694	Northwest Natural Gas Co.	84,548
4,873	Piedmont Natural Gas Co., Inc.	194,384
41,314	PPL Corp.	1,466,647
10,906	Questar Corp.	283,011
8,855	SCANA Corp.	564,683
2,096	South Jersey Industries, Inc.	122,092
55,896	Southern Co. (The)	2,835,045
10,726	UGI Corp.	396,755
5,133	Vectren Corp.	245,973
8,133	Westar Energy, Inc.	347,442

Schedule of Investments(a)

3,096	WGL Holdings, Inc.	$174,924
14,009	Wisconsin Energy Corp.	781,282
31,413	Xcel Energy, Inc.	1,178,930

		19,862,639

	Total Investments (Cost $271,599,567)(b)-99.9%	346,403,128
	Other assets less liabilities-0.1%	240,881

	Net Assets-100.0%	$346,644,009

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $274,235,128. The net unrealized appreciation was $72,168,000 which consisted of aggregate gross unrealized appreciation of $78,439,826 and aggregate gross unrealized depreciation of $6,271,826.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.8%
	Banks - 71.0%
555,126	Bank of America Corp., 6.20%, Series D(b)	$14,100,200
76,185	Bank of America Corp., 6.38%, Series 3	1,931,290
278,500	Bank of America Corp., 6.50%, Series Y(c)	7,048,835
930,001	Bank of America Corp., 6.63%, Series W	24,142,826
5,246	Bank of America Corp., 7.25%, Series L	6,185,034
738,496	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	19,001,502
817,748	Barclays Bank PLC, 7.10%, Series 3 (United Kingdom)	21,367,755
603,245	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	15,786,922
2,236,265	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	58,813,769
118,258	BB&T Corp., 5.20%, Series G(b)	2,861,844
1,631,063	BB&T Corp., 5.63%, Series E	41,559,485
388,520	BB&T Corp., 5.85%	10,023,816
682,847	Citigroup, Inc., 5.80%, Series C(b)	16,818,522
1,030,171	Citigroup, Inc., 6.88%, Series K	27,690,996
802,668	Citigroup, Inc., 7.13%, Series J	21,752,303
374,303	Fifth Third Bancorp, 6.63%, Series I	10,319,534
288,656	First Niagara Financial Group, Inc., 8.63%, Series B	7,943,813
481,812	HSBC Finance Corp., 6.36%, Series B	12,324,751
4,090,108	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	109,860,301
1,470,507	HSBC Holdings PLC, 8.13% (United Kingdom)	39,262,537
337,850	HSBC USA, Inc., 6.50%, Series H	8,540,848
675,662	ING Groep NV, 6.13% (Netherlands)	17,148,301
157,735	ING Groep NV, 6.20% (Netherlands)	4,004,892
1,293,735	ING Groep NV, 6.38% (Netherlands)	33,223,115
2,217,125	ING Groep NV, 7.38% (Netherlands)	57,201,825
828,785	JPMorgan Chase & Co., 5.45%, Series P	20,305,232
1,232,159	JPMorgan Chase & Co., 5.50%, Series O(b)	30,323,433
109,014	JPMorgan Chase & Co., 6.30%, Series W	2,815,832
538,144	JPMorgan Chase & Co., 6.70%, Series T	14,341,538
273,400	KKR Financial Holdings LLC, 7.38%, Series A	7,324,386
1,583,401	PNC Financial Services Group, Inc. (The), 6.13%, Series P	44,224,390
433,801	Regions Financial Corp., 6.38%, Series A	11,001,193
403,034	Regions Financial Corp., 6.38%, Series B	10,144,366
425,073	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	10,159,245
72,478	Royal Bank of Scotland Group PLC, 6.13%, Series R (United Kingdom)	1,776,436
513,219	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)(b)	12,845,871
165,520	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	4,123,103
445,624	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	11,265,375
311,714	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	7,855,193

1,309,246	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	$33,451,235
360,602	SunTrust Banks, Inc., 5.88%, Series E	9,022,262
806,244	U.S. Bancorp, 5.15%, Series H(b)	19,954,539
447,086	U.S. Bancorp, 6.00%, Series G	12,142,856
1,011,008	U.S. Bancorp, 6.50%, Series F	29,905,617
50,582	Wells Fargo & Co., 5.13%, Series O	1,220,544
924,537	Wells Fargo & Co., 5.20%(b)	22,604,930
428,801	Wells Fargo & Co., 5.25%, Series P(b)	10,535,640
1,307,545	Wells Fargo & Co., 5.85%	33,734,661
503,419	Wells Fargo & Co., 6.00%, Series T	13,124,133
163,538	Wells Fargo & Co., 6.63%	4,547,992
17,140	Wells Fargo & Co., 7.50%, Series L	21,305,020
1,727,187	Wells Fargo & Co., 8.00%, Series J	50,675,666

		1,039,645,704

	Capital Markets - 14.0%
464,918	Bank of New York Mellon Corp. (The), 5.20%	11,320,753
408,571	Charles Schwab Corp. (The), 6.00%, Series B(b)	10,957,874
821,300	Goldman Sachs Group, Inc. (The), 5.50%, Series J	20,442,157
897,854	Goldman Sachs Group, Inc. (The), 5.95%(b)	22,661,835
589,635	Goldman Sachs Group, Inc. (The), 6.20%, Series B	14,964,936
361,613	Goldman Sachs Group, Inc. (The), 6.38%, Series K	9,524,886
581,396	Morgan Stanley, 6.38%, Series I	15,063,970
340,063	Morgan Stanley, 6.63%, Series G	8,851,840
750,893	Morgan Stanley, 6.88%	20,214,040
804,790	Morgan Stanley, 7.13%, Series E	22,493,881
316,657	Northern Trust Corp., 5.85%, Series C	8,100,086
540,900	State Street Corp., 5.25%, Series C	13,165,506
554,085	State Street Corp., 5.90%, Series D	14,644,467
469,416	State Street Corp., 6.00%	12,078,074

		204,484,305

	Consumer Finance - 4.6%
814,697	Ally Financial, Inc., 8.50%, Series A	21,491,707
774,070	Capital One Financial Corp., 6.00%, Series B	19,498,823
344,538	Capital One Financial Corp., 6.25%, Series C	8,806,391
224,704	Capital One Financial Corp., 6.70%, Series D(b)	5,938,927
464,795	Discover Financial Services, 6.50%, Series B	12,238,052

		67,973,900

	Insurance - 10.2%
689,232	Aegon NV, 6.38% (Netherlands)	17,733,939
237,691	Aegon NV, 6.50% (Netherlands)	6,113,413
301,399	Allstate Corp. (The), 5.63%	7,637,451
112,741	Allstate Corp. (The), 6.25%, Series F	3,015,822
614,666	Allstate Corp. (The), 6.63%, Series E	16,786,528
273,422	Allstate Corp. (The), 6.75%, Series C	7,571,055
261,370	Arch Capital Group Ltd., 6.75%, Series C	7,200,743
250,231	Aspen Insurance Holdings Ltd., 5.95%	6,313,328
316,145	Axis Capital Holdings Ltd., 6.88%, Series C	8,599,144
1,170,241	MetLife, Inc., 6.50%, Series B	30,531,588
94,387	PartnerRe Ltd., 5.88%, Series F	2,381,384
397,291	PartnerRe Ltd., 7.25%, Series E	10,798,369
250,991	Principal Financial Group, Inc., 6.52%, Series B	6,417,840
296,842	Prudential PLC, 6.50% (United Kingdom)	7,842,566
178,184	Prudential PLC, 6.75% (United Kingdom)	4,704,058

Schedule of Investments(a)

243,360	RenaissanceRe Holdings Ltd., 5.38%, Series E	$5,945,285

		149,592,513

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,346,250,405)-99.8%	$1,461,696,422

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.7%
39,091,885	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $39,091,885)	39,091,885

	Total Investments (Cost $1,385,342,290)(f) -102.5%	1,500,788,307
	Other assets less liabilities-(2.5)%	(36,055,064)

	Net Assets-100.0%	$1,464,733,243

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$38,245,885	$(38,245,885)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,395,644,365. The net unrealized appreciation was $105,143,942 which consisted of aggregate gross unrealized appreciation of $123,044,547 and aggregate gross unrealized depreciation of $17,900,605.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	24.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Aerospace & Defense - 1.6%
50,755	Lockheed Martin Corp.	$9,560,719

	Banks - 5.2%
282,659	Community Bank System, Inc.	9,505,822
356,521	United Bankshares, Inc.	12,053,975
218,329	Westamerica Bancorp.	8,881,624

		30,441,421

	Beverages - 1.4%
205,949	Coca-Cola Co. (The)	8,478,920

	Commercial Services & Supplies - 6.7%
426,099	Brady Corp., Class A	11,151,011
266,052	McGrath RentCorp	8,082,659
229,206	Republic Services, Inc.	9,094,894
212,874	Waste Management, Inc.	10,948,110

		39,276,674

	Containers & Packaging - 1.8%
244,017	Sonoco Products Co.	10,785,551

	Diversified Telecommunication Services - 2.8%
498,693	AT&T, Inc.	16,416,974

	Electric Utilities - 7.3%
393,858	PPL Corp.	13,981,959
309,951	Southern Co. (The)	15,720,715
304,579	Westar Energy, Inc.	13,011,615

		42,714,289

	Food & Staples Retailing - 1.6%
242,792	Sysco Corp.	9,510,163

	Food Products - 1.7%
196,295	General Mills, Inc.	10,301,562

	Gas Utilities - 11.2%
239,825	AGL Resources, Inc.	13,521,334
228,982	Laclede Group, Inc. (The)	12,310,072
285,566	Northwest Natural Gas Co.	14,252,599
302,708	Piedmont Natural Gas Co., Inc.(b)	12,075,022
243,928	WGL Holdings, Inc.	13,781,932

		65,940,959

	Hotels, Restaurants & Leisure - 3.5%
72,467	Cracker Barrel Old Country Store, Inc.	9,747,536
118,735	McDonald’s Corp.	10,975,864

		20,723,400

	Household Durables - 1.7%
231,721	Leggett & Platt, Inc.	9,878,266

	Household Products - 4.8%
95,271	Clorox Co. (The)	10,166,368
83,106	Kimberly-Clark Corp.	8,972,124
105,053	Procter & Gamble Co. (The)	8,854,917

		27,993,409

	Insurance - 8.9%
227,401	Cincinnati Financial Corp.	$11,486,025
113,241	Erie Indemnity Co., Class A	9,813,465
274,302	Mercury General Corp.	15,676,359
1,078,167	Old Republic International Corp.	15,137,465

		52,113,314

	Leisure Products - 1.5%
163,599	Hasbro, Inc.(b)	8,984,857

	Media - 1.9%
210,686	Meredith Corp.	10,968,313

	Metals & Mining - 1.3%
174,567	Nucor Corp.	7,619,850

	Multi-Utilities - 8.6%
268,714	Avista Corp.	9,977,351
211,572	Consolidated Edison, Inc.	14,657,708
214,381	SCANA Corp.	13,671,076
250,099	Vectren Corp.	11,984,744

		50,290,879

	Oil, Gas & Consumable Fuels - 6.1%
120,507	Chevron Corp.	12,355,583
220,716	ConocoPhillips	13,900,694
223,906	Williams Cos., Inc. (The)	9,820,517

		36,076,794

	Pharmaceuticals - 1.4%
79,911	Johnson & Johnson	8,002,287

	Semiconductors & Semiconductor Equipment - 5.4%
220,056	Intel Corp.	7,270,650
419,030	Maxim Integrated Products, Inc.	13,865,703
236,815	Microchip Technology, Inc.	10,680,356

		31,816,709

	Technology Hardware, Storage & Peripherals - 1.6%
298,048	Diebold, Inc.	9,299,098

	Thrifts & Mortgage Finance - 2.4%
1,021,126	People’s United Financial, Inc.(b)	14,367,243

	Tobacco - 9.5%
263,231	Altria Group, Inc.	13,977,566
432,774	Universal Corp.	17,380,204
1,082,922	Vector Group Ltd.(b)	24,235,794

		55,593,564

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $531,249,062)-99.9%	587,155,215

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.7%
33,474,884	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $33,474,884)	33,474,884

	Total Investments (Cost $564,723,946)(e)-105.6%	620,630,099
	Other assets less liabilities-(5.6)%	(33,056,630)

	Net Assets-100.0%	$587,573,469

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$32,023,450	$(32,023,450)	$—

*	Amount does not include excess collateral received, if any.
(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $566,982,873. The net unrealized appreciation was $53,647,226 which consisted of aggregate gross unrealized appreciation of $67,564,397 and aggregate gross unrealized depreciation of $13,917,171.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 4.6%
669,277	BHP Billiton Ltd. ADR(a)	$31,007,603
799,110	BHP Billiton PLC ADR(a)	34,913,116

		65,920,719

	Bermuda - 0.9%
365,618	Montpelier Re Holdings Ltd.	12,844,160

	Brazil - 0.4%
183,863	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	6,032,545

	Canada - 16.1%
747,465	BCE, Inc.	34,346,017
129,701	Canadian National Railway Co.	8,557,672
535,231	Canadian Natural Resources Ltd.	15,489,585
25,400	Canadian Pacific Railway Ltd.	4,436,618
442,731	Enbridge, Inc.	21,441,462
188,577	Franco-Nevada Corp.	10,862,035
138,047	Imperial Oil Ltd.	5,122,924
583,054	Ritchie Bros. Auctioneers, Inc.(a)	14,576,350
755,287	Rogers Communications, Inc., Class B	26,910,876
991,032	Shaw Communications, Inc., Class B(a)	22,932,480
498,765	Suncor Energy, Inc.	14,868,185
693,742	TELUS Corp.(a)	23,795,351
553,893	TransCanada Corp.(a)	24,637,161

		227,976,716

	China - 4.3%
393,399	China Mobile Ltd. ADR	25,696,823
439,465	China Petroleum & Chemical Corp. ADR(a)	34,810,022

		60,506,845

	Colombia - 1.4%
435,314	Bancolombia SA (Preference Shares) ADR(a)	20,141,979

	Denmark - 0.9%
296,192	Novo Nordisk A/S, Class B ADR	13,198,316

	France - 2.0%
603,749	Sanofi ADR	27,826,791

	Germany - 0.8%
285,388	Fresenius Medical Care AG & Co. KGaA (Preferred Shares) ADR(a)	10,585,041

	Greece - 3.8%
4,663,580	Navios Maritime Partners LP(a)(b)	54,517,250

	India - 1.8%
165,881	Axis Bank Ltd. GDR(c)	7,804,701
88,568	HDFC Bank Ltd. ADR	5,046,605
361,199	Infosys Ltd. ADR(a)	12,309,662

		25,160,968

	Ireland - 0.2%
10,063	Shire PLC ADR	$2,206,413

	Israel - 1.2%
307,605	Teva Pharmaceutical Industries Ltd. ADR	17,490,420

	Japan - 3.7%
856,525	Nippon Telegraph & Telephone Corp. ADR	25,301,749
1,652,634	NTT DoCoMo, Inc. ADR	27,896,462

		53,198,211

	Jersey Island - 0.5%
88,111	Randgold Resources Ltd. ADR	7,512,344

	Mexico - 1.6%
474,016	America Movil SAB de CV, Series L ADR	10,139,202
160,298	Coca-Cola Femsa SAB de CV, Series L ADR(a)	13,030,625

		23,169,827

	Norway - 3.7%
3,162,743	Statoil ASA ADR(a)	53,134,082

	Russia - 4.3%
581,862	LUKOIL OAO ADR	22,925,363
11,827,645	Rosneft Oil Co. OAO GDR(c)	38,416,191

		61,341,554

	Switzerland - 3.3%
217,804	Novartis AG ADR	21,214,109
387,634	Syngenta AG ADR	25,227,221

		46,441,330

	United Kingdom - 19.9%
121,415	ARM Holdings PLC ADR	5,687,079
255,522	British American Tobacco PLC ADR	28,784,553
163,670	Diageo PLC ADR	19,334,337
905,755	GlaxoSmithKline PLC ADR	39,853,220
1,610,548	Pearson PLC ADR	32,629,703
193,663	Pentair PLC	11,970,310
370,515	Prudential PLC ADR(a)	17,984,798
342,667	Smith & Nephew PLC ADR	12,267,479
672,712	Unilever NV(a)	29,175,519
625,672	Unilever PLC ADR	27,510,798
1,014,010	Vodafone Group PLC ADR	35,622,171
196,208	WPP PLC ADR	21,606,425

		282,426,392

	United States - 24.6%
192,888	Accenture PLC, Class A	16,208,379
144,358	ACE Ltd.	15,584,890
406,311	Allied World Assurance Co. Holdings AG	15,712,046
317,841	Axis Capital Holdings Ltd.	16,178,107
821,862	Brookfield Infrastructure Partners LP(a)	34,485,330
114,531	Bunge Ltd.	10,253,960
88,836	Core Laboratories NV(a)	8,239,539
333,292	Lazard Ltd., Class A	15,264,774
1,901,780	Maiden Holdings Ltd.	23,772,250
145,546	PartnerRe Ltd.	16,650,462
12,066	Perrigo Co. PLC	1,830,895
88,420	RenaissanceRe Holdings Ltd.	8,455,605
1,572,343	Teekay LNG Partners LP(a)	58,585,500
2,350,836	Teekay Offshore Partners LP(a)	47,087,245
1,144,441	Textainer Group Holdings Ltd.(a)	37,549,109
620,551	Thomson Reuters Corp.	23,829,158

		349,687,249

Schedule of Investments

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,426,602,958)-100.0%	$1,421,319,152

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 16.5%
234,510,334	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $234,510,334)	234,510,334

	Total Investments (Cost $1,661,113,292)(f) -116.5%	1,655,829,486
	Other assets less liabilities-(16.5)%	(235,028,204)

	Net Assets-100.0%	$1,420,801,282

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2015.
(b)	Affiliated company. The Investment Company Act of 1940, as amended defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investment in Navios Maritime Partners LP for the nine months ended January 31, 2015:

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2015	Dividend Income
Navios Maritime Partners LP	$49,512,589	$35,491,877	$(9,425,672)	$(20,693,433)	$(368,111)	$54,517,250	$2,575,812

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2015 was $46,220,892, which represented 3.25% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$228,963,342	$(228,963,342)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,676,624,813. The net unrealized depreciation was $20,795,327 which consisted of aggregate gross unrealized appreciation of $128,400,880 and aggregate gross unrealized depreciation of $149,196,207.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 72.5%
1,008,756	Achillion Pharmaceuticals, Inc.(b)(c)	$14,980,027
356,177	Acorda Therapeutics, Inc.(c)	14,799,154
122,119	Alexion Pharmaceuticals, Inc.(c)	22,377,086
143,983	Amgen, Inc.	21,922,852
3,098,491	Arena Pharmaceuticals, Inc.(b)(c)	13,354,496
77,351	Biogen Idec, Inc.(c)	30,101,915
265,288	BioMarin Pharmaceutical, Inc.(c)	25,775,382
924,692	Dyax Corp.(c)	13,972,096
522,231	Emergent Biosolutions, Inc.(c)	14,638,135
237,257	Gilead Sciences, Inc.(c)	24,871,651
335,212	Insys Therapeutics, Inc.(b)(c)	16,016,429
489,359	Intrexon Corp.(b)(c)	14,049,497
250,678	Isis Pharmaceuticals, Inc.(b)(c)	17,173,950
112,029	Medivation, Inc.(c)	12,190,996
387,196	Myriad Genetics, Inc.(b)(c)	14,488,874
1,571,752	PDL BioPharma, Inc.(b)	11,458,072
93,135	Pharmacyclics, Inc.(c)	15,716,531
57,198	Regeneron Pharmaceuticals, Inc.(c)	23,832,119
567,671	Repligen Corp.(c)	13,788,729
356,277	Seattle Genetics, Inc.(c)	11,101,591
97,933	United Therapeutics Corp.(c)	13,821,284

		360,430,866

	Health Care Supplies - 2.7%
292,994	Neogen Corp.(c)	13,507,024

	Life Sciences Tools & Services - 17.7%
141,719	Bio-Techne Corp.	13,182,701
676,887	Bruker Corp.(c)	12,766,089
124,686	Illumina, Inc.(c)	24,337,460
701,766	Luminex Corp.(c)	12,386,170
484,247	VWR Corp.(c)	11,699,408
112,020	Waters Corp.(c)	13,335,981

		87,707,809

	Pharmaceuticals - 2.3%
778,807	Nektar Therapeutics(c)	11,401,735

	Specialty Chemicals - 4.8%
174,245	Sigma-Aldrich Corp.	23,962,172

	Total Common Stocks (Cost $400,827,121)	497,009,606

	Money Market Fund - 0.0%
61,441	Invesco Premier Portfolio – Institutional Class(d) (Cost $61,441)	61,441

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $400,888,562)-100.0%	497,071,047

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.8%
53,411,667	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $53,411,667)	53,411,667

Total Investments (Cost $454,300,229)(f)-110.8%	$550,482,714
Other assets less liabilities-(10.8)%	(53,629,445)

Net Assets-100.0%	$496,853,269

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$50,443,149	$(50,443,149)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $455,550,170. The net unrealized appreciation was $94,932,544, which consisted of aggregate gross unrealized appreciation of $104,136,889 and aggregate gross unrealized depreciation of $9,204,345.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 17.4%
71,389	AAON, Inc.	$1,556,994
62,917	Advanced Drainage Systems, Inc.	1,564,746
88,574	Continental Building Products, Inc.(b)	1,482,729
74,782	Quanex Building Products Corp.	1,408,145
35,102	Trex Co., Inc.(b)	1,492,888
30,984	Universal Forest Products, Inc.	1,551,059

		9,056,561

	Construction & Engineering - 19.7%
46,210	AECOM(b)	1,174,658
77,647	Aegion Corp.(b)	1,189,552
48,355	Dycom Industries, Inc.(b)	1,489,818
34,122	EMCOR Group, Inc.	1,377,164
31,845	Jacobs Engineering Group, Inc.(b)	1,213,294
87,837	KBR, Inc.	1,451,946
88,913	Quanta Services, Inc.(b)	2,354,416

		10,250,848

	Construction Materials - 13.1%
105,656	Headwaters, Inc.(b)	1,487,637
22,591	Martin Marietta Materials, Inc.	2,433,954
41,026	Vulcan Materials Co.	2,892,743

		6,814,334

	Diversified Real Estate Activities - 2.5%
79,569	St. Joe Co. (The)(b)	1,285,835

	Diversified Support Services - 0.9%
157,026	Civeo Corp.	460,086

	Environmental & Facilities Services - 2.4%
54,422	Tetra Tech, Inc.	1,253,339

	Forest Products - 9.1%
41,445	Boise Cascade Co.(b)	1,676,036
23,762	Deltic Timber Corp.	1,485,125
97,059	Louisiana-Pacific Corp.(b)	1,588,856

		4,750,017

	Home Furnishings - 5.6%
17,656	Mohawk Industries, Inc.(b)	2,913,946

	Home Improvement Retail - 11.0%
27,282	Home Depot, Inc. (The)	2,848,786
42,485	Lowe’s Cos., Inc.	2,878,784

		5,727,570

	Homebuilding - 7.8%
57,405	Lennar Corp., Class A	2,578,059
1,175	NVR, Inc.(b)	1,473,720

		4,051,779

	Industrial Machinery - 7.9%
20,150	Hyster-Yale Materials Handling, Inc., Class A	1,262,397
43,004	Ingersoll-Rand PLC	2,855,466

		4,117,863

	Real Estate Development - 2.6%
10,129	Howard Hughes Corp. (The)(b)	1,323,151

	Total Common Stocks (Cost $54,117,768)	52,005,329

	Money Market Fund - 0.1%
53,959	Invesco Premier Portfolio – Institutional Class(c) (Cost $53,959)	$53,959

	Total Investments (Cost $54,171,727)(d)-100.1%	52,059,288
	Other assets less liabilities-(0.1)%	(76,377)

	Net Assets-100.0%	$51,982,911

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $54,878,485. The net unrealized depreciation was $2,819,197, which consisted of aggregate gross unrealized appreciation of $3,827,205 and aggregate gross unrealized depreciation of $6,646,402.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Integrated Oil & Gas - 5.3%
64,229	Occidental Petroleum Corp.	$5,138,320

	Oil & Gas Exploration & Production - 55.9%
62,120	Anadarko Petroleum Corp.	5,078,310
76,720	Apache Corp.	4,800,370
25,555	Cimarex Energy Co.	2,637,276
46,287	Clayton Williams Energy, Inc.(b)	2,587,443
28,156	Concho Resources, Inc.(b)	3,121,093
324,691	Denbury Resources, Inc.	2,240,368
83,380	Devon Energy Corp.	5,025,313
44,907	Energen Corp.	2,848,002
56,700	EOG Resources, Inc.	5,048,001
321,575	Kosmos Energy Ltd.(b)	2,820,213
98,493	Newfield Exploration Co.(b)	2,933,122
131,209	QEP Resources, Inc.	2,653,046
61,726	SM Energy Co.	2,334,477
83,341	Southwestern Energy Co.(b)	2,066,023
169,742	Stone Energy Corp.(b)	2,389,967
273,389	Synergy Resources Corp.(b)	3,343,548
356,168	W&T Offshore, Inc.	1,802,210

		53,728,782

	Oil & Gas Refining & Marketing - 38.8%
157,300	Alon USA Partners LP	2,463,318
57,626	CVR Energy, Inc.	2,208,228
120,322	CVR Refining LP	2,015,394
89,696	Delek US Holdings, Inc.	2,767,122
65,700	HollyFrontier Corp.	2,359,944
54,580	Marathon Petroleum Corp.	5,053,562
112,308	Northern Tier Energy LP	2,422,484
94,904	PBF Energy, Inc., Class A	2,666,802
67,338	Phillips 66	4,735,208
35,004	Tesoro Corp.	2,860,877
101,151	Valero Energy Corp.	5,348,865
65,239	Western Refining, Inc.	2,422,324

		37,324,128

	Total Common Stocks and Other Equity Interests (Cost $110,930,276)	96,191,230

	Money Market Fund - 0.2%
152,010	Invesco Premier Portfolio – Institutional Class(c) (Cost $152,010)	152,010

	Total Investments (Cost $111,082,286)(d)-100.2%	96,343,240
	Other assets less liabilities-(0.2)%	(183,814)

	Net Assets-100.0%	$96,159,426

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $113,081,480. The net unrealized depreciation was $16,738,240, which consisted of aggregate gross unrealized appreciation of $2,979,873 and aggregate gross unrealized depreciation of $19,718,113.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 10.1%
326,896	Archer-Daniels-Midland Co.	$15,243,160
278,235	Fresh Del Monte Produce, Inc.	9,357,043
112,859	Ingredion, Inc.	9,100,950

		33,701,153

	Food Distributors - 10.5%
173,820	Andersons, Inc. (The)	7,818,424
402,624	SpartanNash Co.	10,371,594
427,742	Sysco Corp.	16,754,654

		34,944,672

	Food Retail - 8.9%
287,783	Kroger Co. (The)	19,871,416
1,003,549	SUPERVALU, Inc.(b)	9,774,567

		29,645,983

	Packaged Foods & Meats - 47.6%
218,751	Calavo Growers, Inc.	8,774,103
224,288	Cal-Maine Foods, Inc.	7,861,294
326,462	General Mills, Inc.	17,132,726
176,963	Hormel Foods Corp.	9,064,045
89,417	J & J Snack Foods Corp.	8,773,596
91,578	J.M. Smucker Co. (The)	9,446,271
259,938	Kellogg Co.	17,046,734
66,085	Keurig Green Mountain, Inc.	8,099,378
286,204	Kraft Foods Group, Inc.	18,700,569
90,458	Mead Johnson Nutrition Co.	8,909,208
439,308	Mondelez International, Inc.	15,481,214
276,027	Pinnacle Foods, Inc.	9,928,691
108,204	Sanderson Farms, Inc.	8,651,992
2,723	Seaboard Corp.(b)	10,415,448

		158,285,269

	Restaurants - 12.2%
100,087	Domino’s Pizza, Inc.	9,913,617
289,735	Habit Restaurants, Inc. (The), Class A(b)	9,561,255
126,083	Jack in the Box, Inc.	10,690,578
345,465	Sonic Corp.	10,457,225

		40,622,675

	Soft Drinks - 10.7%
126,935	Dr Pepper Snapple Group, Inc.	9,808,268
83,756	Monster Beverage Corp.(b)	9,795,264
172,037	PepsiCo, Inc.	16,133,630

		35,737,162

	Total Common Stocks (Cost $316,195,246)	332,936,914

	Money Market Fund - 0.0%
712	Invesco Premier Portfolio – Institutional Class(c) (Cost $712)	712

	Total Investments (Cost $316,195,958)(d)-100.0%	332,937,626
	Other assets less liabilities-(0.0)%	(114,984)

	Net Assets-100.0%	$332,822,642

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $316,639,755. The net unrealized appreciation was $16,297,871, which consisted of aggregate gross unrealized appreciation of $22,502,590 and aggregate gross unrealized depreciation of $6,204,719.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Broadcasting - 2.4%
51,879	Scripps Networks Interactive, Inc., Class A	$3,688,078

	Cable & Satellite - 2.4%
122,936	Starz, Class A(b)	3,629,071

	Casinos & Gaming - 4.0%
41,628	Wynn Resorts Ltd.	6,158,863

	Catalog Retail - 2.8%
55,611	HSN, Inc.	4,306,516

	Hotels, Resorts & Cruise Lines - 28.6%
168,370	Carnival Corp.	7,401,545
73,191	Choice Hotels International, Inc.	4,204,823
167,721	Diamond Resorts International, Inc.(b)	4,759,922
283,571	Hilton Worldwide Holdings, Inc.(b)	7,364,339
55,173	Marriott Vacations Worldwide Corp.	4,220,734
92,404	Norwegian Cruise Line Holdings Ltd.(b)	4,043,599
100,833	Royal Caribbean Cruises Ltd.	7,617,933
48,653	Wyndham Worldwide Corp.	4,076,635

		43,689,530

	Internet Retail - 3.2%
530,833	Orbitz Worldwide, Inc.(b)	4,899,589

	Leisure Facilities - 5.7%
205,764	Speedway Motorsports, Inc.	4,586,480
46,274	Vail Resorts, Inc.	4,061,006

		8,647,486

	Movies & Entertainment - 9.3%
87,351	Time Warner, Inc.	6,807,263
80,375	Walt Disney Co. (The)	7,310,910

		14,118,173

	Restaurants - 41.7%
82,495	BJ’s Restaurants, Inc.(b)	3,653,704
71,995	Brinker International, Inc.	4,206,668
11,202	Chipotle Mexican Grill, Inc.(b)	7,951,628
176,947	Dave & Buster’s Entertainment, Inc.(b)	5,085,457
418,530	Denny’s Corp.(b)	4,553,606
40,830	DineEquity, Inc.	4,358,602
43,216	Domino’s Pizza, Inc.	4,280,545
72,341	Fiesta Restaurant Group, Inc.(b)	4,273,183
125,096	Habit Restaurants, Inc. (The), Class A(b)	4,128,168
54,437	Jack in the Box, Inc.	4,615,713
73,419	Popeyes Louisiana Kitchen, Inc.(b)	4,215,719
202,552	Restaurant Brands International, Inc. (Canada)(b)	7,834,711
149,157	Sonic Corp.	4,514,982

		63,672,686

	Total Common Stocks (Cost $139,640,840)	152,809,992

	Money Market Fund - 0.0%
13,980	Invesco Premier Portfolio – Institutional Class(c) (Cost $13,980)	13,980

	Total Investments (Cost $139,654,820)(d)-100.1%	152,823,972
	Other assets less liabilities-(0.1)%	(92,086)

	Net Assets-100.0%	$152,731,886

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $139,801,756. The net unrealized appreciation was $13,022,216, which consisted of aggregate gross unrealized appreciation of $16,113,062 and aggregate gross unrealized depreciation of $3,090,846.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 8.8%
192,931	Interpublic Group of Cos., Inc. (The)	$3,847,044
276,450	National CineMedia, Inc.	3,980,880
50,660	Omnicom Group, Inc.	3,688,048

		11,515,972

	Broadcasting - 8.1%
76,293	Nexstar Broadcasting Group, Inc.	3,806,639
50,078	Scripps Networks Interactive, Inc., Class A	3,560,045
134,243	Sinclair Broadcast Group, Inc., Class A	3,321,172

		10,687,856

	Cable & Satellite - 20.7%
81,822	DIRECTV(b)	6,977,780
90,374	DISH Network Corp., Class A(b)	6,357,811
1,078,390	Sirius XM Holdings, Inc.(b)	3,828,285
118,660	Starz, Class A(b)	3,502,843
48,078	Time Warner Cable, Inc.	6,544,858

		27,211,577

	Catalog Retail - 3.2%
53,673	HSN, Inc.	4,156,437

	Data Processing & Outsourced Services - 4.8%
21,560	Alliance Data Systems Corp.(b)	6,227,175

	Internet Software & Services - 16.0%
92,365	Facebook, Inc., Class A(b)	7,011,427
59,965	IAC/InterActiveCorp.	3,654,867
31,718	LinkedIn Corp., Class A(b)	7,128,303
33,075	Zillow, Inc., Class A(b)	3,205,629

		21,000,226

	Movies & Entertainment - 15.0%
84,313	Time Warner, Inc.	6,570,512
94,892	Viacom, Inc., Class B	6,112,943
77,578	Walt Disney Co. (The)	7,056,495

		19,739,950

	Publishing - 17.7%
199,927	E.W. Scripps Co. (The), Class A(b)	3,944,560
120,263	Gannett Co., Inc.	3,729,356
74,169	Meredith Corp.	3,861,238
308,474	New York Times Co. (The), Class A	3,883,688
252,227	News Corp., Class A(b)	3,755,660
163,515	Time, Inc.	4,094,415

		23,268,917

	Research & Consulting Services - 2.8%
31,965	IHS, Inc.(b)	3,680,131

	Specialized Finance - 2.9%
41,884	McGraw Hill Financial, Inc.	3,746,105

	Total Common Stocks (Cost $132,869,151)	131,234,346

	Money Market Fund - 0.1%
150,467	Invesco Premier Portfolio – Institutional Class(c) (Cost $150,467)	150,467

	Total Investments (Cost $133,019,618)(d)-100.1%	131,384,813
	Other assets less liabilities-(0.1)%	(163,281)

	Net Assets-100.0%	$131,221,532

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $133,465,071. The net unrealized depreciation was $2,080,258, which consisted of aggregate gross unrealized appreciation of $4,199,318 and aggregate gross unrealized depreciation of $6,279,576.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 10.0%
19,540	Citrix Systems, Inc.(b)	$1,157,941
18,526	NetScout Systems, Inc.(b)	665,083
13,613	SolarWinds, Inc.(b)	655,466

		2,478,490

	Communications Equipment - 49.5%
9,316	Arista Networks, Inc.(b)	588,026
23,741	ARRIS Group, Inc.(b)	622,489
37,774	Aruba Networks, Inc.(b)	626,293
62,490	Brocade Communications Systems, Inc.	694,889
46,879	Cisco Systems, Inc.	1,235,965
10,029	F5 Networks, Inc.(b)	1,119,437
51,854	Infinera Corp.(b)	835,886
52,980	JDS Uniphase Corp.(b)	643,707
19,716	Motorola Solutions, Inc.	1,230,475
20,356	NETGEAR, Inc.(b)	687,422
5,746	Palo Alto Networks, Inc.(b)	726,237
17,774	QUALCOMM, Inc.	1,110,164
34,184	Riverbed Technology, Inc.(b)	703,507
61,671	Ruckus Wireless, Inc.(b)	653,096
38,203	Sonus Networks, Inc.(b)	728,913

		12,206,506

	Electronic Components - 8.5%
24,160	Amphenol Corp.	1,297,634
9,678	Belden, Inc.	802,693

		2,100,327

	Internet Software & Services - 2.7%
13,976	LogMeIn, Inc.(b)	664,559

	Semiconductors - 3.0%
12,487	Cavium, Inc.(b)	734,361

	Systems Software - 23.0%
19,671	Barracuda Networks, Inc.(b)	666,060
41,596	CA, Inc.	1,260,359
17,104	CyberArk Software Ltd. (Israel)	579,313
25,645	Fortinet, Inc.(b)	766,657
19,914	Qualys, Inc.(b)	757,130
23,716	VASCO Data Security International, Inc.(b)	509,894
14,731	VMware, Inc., Class A(b)	1,135,760

		5,675,173

	Technology Hardware, Storage & Peripherals - 3.3%
61,244	QLogic Corp.(b)	818,220

	Total Common Stocks (Cost $21,965,201)	24,677,636

	Money Market Fund - 0.2%
53,095	Invesco Premier Portfolio – Institutional Class(c) (Cost $53,095)	53,095

	Total Investments (Cost $22,018,296)(d)-100.2%	24,730,731
	Other assets less liabilities-(0.2)%	(58,162)

	Net Assets-100.0%	$24,672,569

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $22,144,626. The net unrealized appreciation was $2,586,105, which consisted of aggregate gross unrealized appreciation of $3,837,354 and aggregate gross unrealized depreciation of $1,251,249.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Oil & Gas Drilling - 26.4%
60,799	Diamond Offshore Drilling, Inc.	$1,916,991
25,675	Helmerich & Payne, Inc.	1,529,203
136,103	Nabors Industries Ltd.	1,566,546
99,259	Noble Corp. PLC	1,609,981
100,943	Patterson-UTI Energy, Inc.	1,732,182
223,310	Seadrill Ltd. (Norway)	2,398,349
155,819	Transocean Ltd.	2,539,850
113,882	Transocean Partners LLC	1,666,094

		14,959,196

	Oil & Gas Equipment & Services - 70.9%
57,434	Baker Hughes, Inc.	3,330,598
117,866	C&J Energy Services, Inc.(b)	1,214,020
63,840	Cameron International Corp.(b)	2,858,755
13,860	Core Laboratories NV	1,285,515
87,405	CSI Compressco LP	1,245,521
22,015	Dresser-Rand Group, Inc.(b)	1,762,961
22,390	Dril-Quip, Inc.(b)	1,662,010
53,304	Exterran Holdings, Inc.	1,445,071
68,531	FMC Technologies, Inc.(b)	2,568,542
74,371	Forum Energy Technologies, Inc.(b)	1,149,032
99,315	Frank’s International NV	1,625,787
77,577	Halliburton Co.	3,102,304
78,080	Helix Energy Solutions Group, Inc.(b)	1,465,562
48,833	National Oilwell Varco, Inc.	2,657,980
170,551	Newpark Resources, Inc.(b)	1,473,561
28,475	Oceaneering International, Inc.	1,490,951
35,822	Oil States International, Inc.(b)	1,471,209
134,361	RPC, Inc.	1,675,482
38,088	Schlumberger Ltd.	3,138,070
92,473	Superior Energy Services, Inc.	1,849,460
57,771	Tidewater, Inc.	1,690,379

		40,162,770

	Oil & Gas Storage & Transportation - 2.7%
35,915	Teekay Corp. (Bermuda)	1,520,282

	Total Common Stocks and Other Equity Interests (Cost $76,432,021)	56,642,248

	Money Market Fund - 0.2%
91,386	Invesco Premier Portfolio – Institutional Class(c) (Cost $91,386)	91,386

	Total Investments (Cost $76,523,407)(d)-100.2%	56,733,634
	Other assets less liabilities-(0.2)%	(94,815)

	Net Assets-100.0%	$56,638,819

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $79,649,505. The net unrealized depreciation was $22,915,871, which consisted of aggregate gross unrealized appreciation of $515,657 and aggregate gross unrealized depreciation of $23,431,528.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 101.4%
	Biotechnology - 26.7%
483,616	Amgen, Inc.	$73,635,372
164,103	Biogen Idec, Inc.(b)	63,862,324
703,200	Celgene Corp.(b)	83,793,312
796,918	Gilead Sciences, Inc.(b)	83,540,914
937,655	Ligand Pharmaceuticals, Inc.(b)	53,371,323
9,455,561	Novavax, Inc.(b)(c)	73,847,931

		432,051,176

	Health Care Equipment - 6.1%
1,134,411	Abbott Laboratories	50,776,236
691,681	Baxter International, Inc.	48,632,091

		99,408,327

	Pharmaceuticals - 68.6%
186,589	Actavis PLC(b)	49,733,432
1,260,112	Akorn, Inc.(b)	53,655,569
236,065	Allergan, Inc.	51,759,612
3,289,425	BioDelivery Sciences International, Inc.(b)(d)	43,091,467
1,353,881	Bristol-Myers Squibb Co.	81,598,408
3,259,695	Depomed, Inc.(b)(d)	59,554,628
1,173,617	Eli Lilly & Co.	84,500,424
346,011	Endo International PLC(b)	27,545,936
846,623	Hospira, Inc.(b)	53,701,297
1,580,366	Impax Laboratories, Inc.(b)	57,952,021
738,539	Johnson & Johnson	73,957,295
1,027,737	Lannett Co., Inc.(b)	48,745,566
1,883,355	Medicines Co. (The)(b)	53,995,788
1,323,624	Merck & Co., Inc.	79,788,055
861,503	Mylan, Inc.(b)	45,788,884
315,204	Perrigo Co. PLC	47,829,055
2,566,506	Pfizer, Inc.	80,203,313
1,509,497	Prestige Brands Holdings, Inc.(b)	51,715,367
491,700	Salix Pharmaceuticals Ltd.(b)(c)	66,217,239

		1,111,333,356

	Total Common Stocks (Cost $1,312,777,825)	1,642,792,859

	Money Market Fund - 0.0%
111,872	Invesco Premier Portfolio – Institutional Class(e) (Cost $111,872)	111,872

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,312,889,697)-101.4%	1,642,904,731

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.2%
67,534,000	Invesco Liquid Assets Portfolio - Institutional Class(e)(f) (Cost $67,534,000)	67,534,000

	Total Investments (Cost $1,380,423,697)(g)-105.6%	1,710,438,731
	Other assets less liabilities-(5.6)%	(91,004,794)

	Net Assets-100.0%	$1,619,433,937

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2015.
(d)	Affiliated company. The Investment Company Act of 1940, as amended defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investment in BioDelivery Sciences International, Inc. and Depomed, Inc. for the nine months ended January 31, 2015:

	Value April 30, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2015	Divi- dend Income
BioDelivery Sciences International, Inc.	$—	$53,203,261	$(1,133,753)	$(8,551,742)	$(426,299)	$43,091,467	$—
Depomed, Inc.	37,796,500	22,727,428	(12,839,556)	12,274,819	(404,563)	59,554,628	—

Total Investments in Affiliates	37,796,500	75,930,689	(13,973,309)	3,723,077	(830,862)	102,646,095	—

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$65,356,496	$(65,356,496)	$—

*	Amount does not include excess collateral received, if any.
(g)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,384,604,809. The net unrealized appreciation was $325,833,922, which consisted of aggregate gross unrealized appreciation of $339,283,058 and aggregate gross unrealized depreciation of $13,449,136.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel Retail - 10.8%
15,531	Cato Corp. (The), Class A	$658,514
12,487	Ross Stores, Inc.	1,145,183
17,420	Zumiez, Inc.(b)	649,592

		2,453,289

	Automotive Retail - 8.1%
4,236	Advance Auto Parts, Inc.	673,524
6,251	O’Reilly Automotive, Inc.(b)	1,171,188

		1,844,712

	Computer & Electronics Retail - 2.5%
15,811	Best Buy Co., Inc.	556,547

	Drug Retail - 10.8%
12,504	CVS Health Corp.	1,227,393
16,650	Walgreens Boots Alliance, Inc.	1,227,937

		2,455,330

	Food Distributors - 3.0%
26,708	SpartanNash Co.	687,998

	Food Retail - 19.7%
15,212	Fresh Market, Inc. (The)(b)	579,729
19,090	Kroger Co. (The)	1,318,165
39,789	Smart & Final Stores, Inc.(b)	596,835
19,601	Sprouts Farmers Market, Inc.(b)	713,672
66,571	SUPERVALU, Inc.(b)	648,402
13,510	Weis Markets, Inc.	619,163

		4,475,966

	Forest Products - 3.1%
17,459	Boise Cascade Co.(b)	706,042

	General Merchandise Stores - 5.9%
13,949	Burlington Stores, Inc.(b)	695,916
9,115	Dollar Tree, Inc.(b)	648,076

		1,343,992

	Home Improvement Retail - 5.4%
17,897	Lowe’s Cos., Inc.	1,212,701

	Homefurnishing Retail - 5.3%
8,772	Mattress Firm Holding Corp.(b)	505,443
23,656	Select Comfort Corp.(b)	705,895

		1,211,338

	Hypermarkets & Super Centers - 12.3%
8,038	Costco Wholesale Corp.	1,149,354
6,426	PriceSmart, Inc.	525,518
13,049	Wal-Mart Stores, Inc.	1,108,904

		2,783,776

	Internet Retail - 2.0%
13,096	Lands’ End, Inc.(b)	454,300

	Specialty Stores - 8.5%
25,898	Michaels Cos., Inc. (The)(b)	668,169
93,982	Office Depot, Inc.(b)	714,263
8,866	Outerwall, Inc.(b)	550,401

		1,932,833

	Trucking - 2.6%
10,359	Avis Budget Group, Inc.(b)	593,674

	Total Common Stocks (Cost $20,453,610)	22,712,498

	Money Market Fund - 0.2%
43,579	Invesco Premier Portfolio – Institutional Class(c) (Cost $43,579)	$43,579

	Total Investments (Cost $20,497,189)(d)-100.2%	22,756,077
	Other assets less liabilities-(0.2)%	(50,422)

	Net Assets-100.0%	$22,705,655

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,572,847. The net unrealized appreciation was $2,183,230, which consisted of aggregate gross unrealized appreciation of $2,741,255 and aggregate gross unrealized depreciation of $558,025.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communications Equipment - 2.8%
24,566	InterDigital, Inc.	$1,227,809

	Semiconductor Equipment - 28.6%
59,984	Advanced Energy Industries, Inc.(b)	1,439,616
183,175	Amkor Technology, Inc.(b)	1,163,161
93,414	Applied Materials, Inc.	2,133,576
90,978	Entegris, Inc.(b)	1,182,714
32,354	KLA-Tencor Corp.	1,988,800
87,658	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,329,772
27,185	Lam Research Corp.	2,078,022
33,628	MKS Instruments, Inc.	1,177,316

		12,492,977

	Semiconductors - 68.5%
22,281	Ambarella, Inc.(b)	1,232,362
21,651	Cavium, Inc.(b)	1,273,295
67,000	Cirrus Logic, Inc.(b)	1,775,500
46,085	Diodes, Inc.(b)	1,218,027
75,974	Fairchild Semiconductor International, Inc.(b)	1,166,201
65,671	Integrated Device Technology, Inc.(b)	1,201,123
60,312	Intel Corp.	1,992,709
187,090	Lattice Semiconductor Corp.(b)	1,333,952
49,354	M/A-COM Technology Solutions Holdings, Inc.(b)	1,604,499
93,902	Micrel, Inc.	1,321,201
62,492	Micron Technology, Inc.(b)	1,828,828
25,462	Monolithic Power Systems, Inc.	1,209,190
58,440	NVIDIA Corp.	1,122,340
28,872	NXP Semiconductors NV (Netherlands)(b)	2,290,704
42,390	OmniVision Technologies, Inc.(b)	1,146,226
150,360	PMC - Sierra, Inc.(b)	1,329,182
33,299	Skyworks Solutions, Inc.	2,765,482
52,437	Spansion, Inc.(b)	1,859,416
41,283	Texas Instruments, Inc.	2,206,576

		29,876,813

	Total Common Stocks (Cost $39,253,892)	43,597,599

	Money Market Fund - 0.2%
74,812	Invesco Premier Portfolio – Institutional Class(c) (Cost $74,812)	74,812

	Total Investments (Cost $39,328,704)(d)-100.1%	43,672,411
	Other assets less liabilities - (0.1)%	(52,841)

	Net Assets-100.0%	$43,619,570

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $39,333,561. The net unrealized appreciation was $4,338,850, which consisted of aggregate gross unrealized appreciation of $4,783,223 and aggregate gross unrealized depreciation of $444,373.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Application Software - 41.7%
35,674	Aspen Technology, Inc.(b)	$1,260,898
31,724	Blackbaud, Inc.	1,386,656
71,349	Cadence Design Systems, Inc.(b)	1,283,569
35,365	CDK Global, Inc.	1,597,083
37,224	Citrix Systems, Inc.(b)	2,205,894
26,295	Intuit, Inc.	2,282,932
88,285	King Digital Entertainment PLC (Ireland)	1,165,362
7,840	MicroStrategy, Inc., Class A(b)	1,266,944
35,291	NetScout Systems, Inc.(b)	1,266,947
46,830	Paycom Software, Inc.(b)	1,225,541
25,931	SolarWinds, Inc.(b)	1,248,578
26,634	SS&C Technologies Holdings, Inc.	1,473,659
31,435	Synchronoss Technologies, Inc.(b)	1,335,044
22,368	Verint Systems, Inc.(b)	1,194,004

		20,193,111

	Data Processing & Outsourced Services - 5.5%
13,565	DST Systems, Inc.	1,311,736
21,906	Jack Henry & Associates, Inc.	1,344,371

		2,656,107

	Health Care Technology - 11.1%
38,328	Cerner Corp.(b)	2,543,063
46,993	HealthStream, Inc.(b)	1,328,022
91,402	Quality Systems, Inc.	1,488,938

		5,360,023

	Home Entertainment Software - 9.3%
56,187	Electronic Arts, Inc.(b)	3,082,419
48,675	Take-Two Interactive Software, Inc.(b)	1,446,621

		4,529,040

	Internet Software & Services - 2.6%
26,623	LogMeIn, Inc.(b)	1,265,923

	IT Consulting & Other Services - 5.0%
50,637	Amdocs Ltd.	2,439,690

	Semiconductor Equipment - 3.0%
39,390	Tessera Technologies, Inc.	1,460,581

	Systems Software - 21.9%
51,628	Microsoft Corp.	2,085,771
58,201	Oracle Corp.	2,438,040
52,204	Progress Software Corp.(b)	1,307,710
37,936	Qualys, Inc.(b)	1,442,327
94,608	Symantec Corp.	2,343,440
45,180	VASCO Data Security International, Inc.(b)	971,370

		10,588,658

	Total Common Stocks (Cost $44,224,627)	48,493,133

	Money Market Fund - 0.1%
59,357	Invesco Premier Portfolio – Institutional Class(c) (Cost $59,357)	59,357

	Total Investments (Cost $44,283,984)(d)-100.2%	48,552,490
	Other assets less liabilities-(0.2)%	(77,832)

	Net Assets-100.0%	$48,474,658

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $44,308,732. The net unrealized appreciation was $4,243,758, which consisted of aggregate gross unrealized appreciation of $5,461,950 and aggregate gross unrealized depreciation of $1,218,192.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aluminum - 2.7%
46,541	Century Aluminum Co.(b)	$1,075,562
17,145	Kaiser Aluminum Corp.	1,188,320

		2,263,882

	Commodity Chemicals - 4.8%
26,413	LyondellBasell Industries NV	2,089,004
35,506	Westlake Chemical Corp.	2,034,849

		4,123,853

	Diversified Chemicals - 13.5%
67,336	Dow Chemical Co. (The)	3,040,894
26,947	E.I. du Pont de Nemours & Co.	1,918,896
23,446	Eastman Chemical Co.	1,662,087
44,150	FMC Corp.	2,538,625
106,794	Huntsman Corp.	2,345,196

		11,505,698

	Diversified Metals & Mining - 1.6%
15,270	Compass Minerals International, Inc.	1,334,598

	Fertilizers & Agricultural Chemicals - 7.3%
9,597	CF Industries Holdings, Inc.	2,930,732
27,453	Monsanto Co.	3,238,905

		6,169,637

	Forest Products - 2.5%
131,185	Louisiana-Pacific Corp.(b)	2,147,498

	Industrial Gases - 12.2%
20,418	Air Products & Chemicals, Inc.	2,973,065
39,769	Airgas, Inc.	4,479,580
24,555	Praxair, Inc.	2,961,088

		10,413,733

	Life Sciences Tools & Services - 0.9%
35,212	Cambrex Corp.(b)	789,805

	Oil & Gas Refining & Marketing - 1.1%
39,285	Green Plains, Inc.	919,662

	Paper Packaging - 3.2%
54,815	MeadWestvaco Corp.	2,756,098

	Paper Products - 7.4%
12,113	Clearwater Paper Corp.(b)	896,604
50,182	International Paper Co.	2,642,584
67,015	KapStone Paper and Packaging Corp.	2,001,738
42,378	Resolute Forest Products, Inc.(b)	720,426

		6,261,352

	Specialized REITs - 2.4%
57,419	Weyerhaeuser Co. REIT	2,058,471

	Specialty Chemicals - 38.7%
41,001	Ashland, Inc.	4,859,439
66,296	Cytec Industries, Inc.	3,181,545
19,602	Ecolab, Inc.	2,034,100
95,146	Ferro Corp.(b)	1,058,975
13,041	Innophos Holdings, Inc.	776,461
32,638	Innospec, Inc.	1,288,222
12,674	International Flavors & Fragrances, Inc.	1,344,838
12,487	Minerals Technologies, Inc.	815,776
4,654	NewMarket Corp.	2,092,764
50,457	PolyOne Corp.	1,795,765
13,938	PPG Industries, Inc.	3,106,501

12,876	Quaker Chemical Corp.	$1,016,174
31,466	RPM International, Inc.	1,505,963
24,931	Sensient Technologies Corp.	1,520,791
40,126	Valspar Corp. (The)	3,347,712
37,286	W.R. Grace & Co.(b)	3,231,950

		32,976,976

	Steel - 1.7%
85,058	Steel Dynamics, Inc.	1,449,388

	Total Common Stocks and Other Equity Interests (Cost $83,103,368)	85,170,651

	Money Market Fund - 0.1%
75,867	Invesco Premier Portfolio – Institutional Class(c) (Cost $75,867)	75,867

	Total Investments (Cost $83,179,235)(d)-100.1%	85,246,518
	Other assets less liabilities-(0.1)%	(84,837)

	Net Assets-100.0%	$85,161,681

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $83,466,625. The net unrealized appreciation was $1,779,893, which consisted of aggregate gross unrealized appreciation of $4,589,487 and aggregate gross unrealized depreciation of $2,809,594.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 16.7%
42,174	Alaska Air Group, Inc.	$2,862,349
52,880	American Airlines Group, Inc.	2,595,351
42,719	Delta Air Lines, Inc.	2,021,036
41,050	Hawaiian Holdings, Inc.(b)	798,012
46,657	Southwest Airlines Co.	2,107,963
16,428	Spirit Airlines, Inc.(b)	1,217,972

		11,602,683

	Apparel Retail - 6.9%
28,191	Brown Shoe Co., Inc.	800,342
31,197	Foot Locker, Inc.	1,660,304
27,266	L Brands, Inc.	2,307,522

		4,768,168

	Apparel, Accessories & Luxury Goods - 11.6%
12,068	G-III Apparel Group Ltd.(b)	1,173,009
15,070	Hanesbrands, Inc.	1,678,497
36,808	Under Armour, Inc., Class A(b)	2,653,121
37,325	VF Corp.	2,589,235

		8,093,862

	Automotive Retail - 9.3%
15,844	Asbury Automotive Group, Inc.(b)	1,175,783
3,070	AutoZone, Inc.(b)	1,832,667
18,525	O’Reilly Automotive, Inc.(b)	3,470,844

		6,479,294

	Broadcasting - 2.2%
30,449	Nexstar Broadcasting Group, Inc.	1,519,253

	Cable & Satellite - 2.0%
9,334	Charter Communications, Inc.(b)	1,410,507

	Catalog Retail - 2.4%
21,786	HSN, Inc.	1,687,108

	Department Stores - 7.1%
28,380	Dillard’s, Inc., Class A	3,223,968
27,302	Macy’s, Inc.	1,744,052

		4,968,020

	Drug Retail - 3.4%
343,014	Rite Aid Corp.(b)	2,394,238

	Footwear - 2.9%
22,104	NIKE, Inc., Class B	2,039,094

	General Merchandise Stores - 1.2%
48,098	Tuesday Morning Corp.(b)	851,335

	Home Entertainment Software - 2.7%
34,464	Electronic Arts, Inc.(b)	1,890,695

	Homefurnishing Retail - 3.3%
29,339	Williams-Sonoma, Inc.	2,295,777

	Hotels, Resorts & Cruise Lines - 3.9%
32,651	Wyndham Worldwide Corp.	2,735,827

	Household Appliances - 2.3%
7,970	Whirlpool Corp.	1,586,668

	Internet Retail - 2.3%
18,476	Expedia, Inc.	$1,587,643

	Leisure Products - 3.4%
16,212	Polaris Industries, Inc.	2,344,093

	Movies & Entertainment - 2.3%
54,692	Lions Gate Entertainment Corp.	1,571,301

	Restaurants - 10.9%
36,322	Brinker International, Inc.	2,122,295
32,101	Domino’s Pizza, Inc.	3,179,604
21,200	Fiesta Restaurant Group, Inc.(b)	1,252,284
18,517	Popeyes Louisiana Kitchen, Inc.(b)	1,063,246

		7,617,429

	Specialty Stores - 3.2%
18,250	Signet Jewelers Ltd.	2,210,257

	Total Common Stocks (Cost $66,432,072)	69,653,252

	Money Market Fund - 0.1%
59,166	Invesco Premier Portfolio – Institutional Class(c) (Cost $59,166)	59,166

	Total Investments (Cost $66,491,238)(d)-100.1%	69,712,418
	Other assets less liabilities-(0.1)%	(74,889)

	Net Assets-100.0%	$69,637,529

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $66,518,976. The net unrealized appreciation was $3,193,442, which consisted of aggregate gross unrealized appreciation of $4,764,400 and aggregate gross unrealized depreciation of $1,570,958.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Brewers - 3.8%
9,486	Boston Beer Co., Inc. (The), Class A(b)	$2,983,537

	Distillers & Vintners - 6.8%
24,999	Brown-Forman Corp., Class B	2,221,661
27,990	Constellation Brands, Inc., Class A(b)	3,091,496

		5,313,157

	Distributors - 2.8%
33,013	Core-Mark Holding Co., Inc.	2,201,307

	Education Services - 7.1%
70,234	Apollo Education Group, Inc., Class A(b)	1,774,111
40,893	Bright Horizons Family Solutions, Inc.(b)	1,985,355
26,623	Capella Education Co.	1,810,098

		5,569,564

	Environmental & Facilities Services - 2.8%
66,524	Rollins, Inc.	2,198,618

	Food Retail - 9.4%
24,694	Casey’s General Stores, Inc.	2,254,562
39,329	Kroger Co. (The)	2,715,667
250,455	SUPERVALU, Inc.(b)	2,439,432

		7,409,661

	Health Care Facilities - 2.9%
43,404	VCA, Inc.(b)	2,261,348

	Household Products - 7.0%
42,248	Church & Dwight Co., Inc.	3,418,708
23,131	Spectrum Brands Holdings, Inc.	2,074,388

		5,493,096

	Housewares & Specialties - 7.2%
67,515	Jarden Corp.(b)	3,242,070
65,946	Newell Rubbermaid, Inc.	2,431,429

		5,673,499

	Industrial Machinery - 2.7%
16,167	Snap-on, Inc.	2,145,523

	Internet Software & Services - 2.5%
42,618	Stamps.com, Inc.(b)	1,942,102

	Packaged Foods & Meats - 23.6%
48,784	Hain Celestial Group, Inc. (The)(b)	2,574,332
39,930	Hormel Foods Corp.	2,045,215
20,705	J & J Snack Foods Corp.	2,031,575
24,263	Keurig Green Mountain, Inc.	2,973,673
34,276	Kraft Foods Group, Inc.	2,239,594
95,808	Pilgrim’s Pride Corp.	2,601,187
58,216	Pinnacle Foods, Inc.	2,094,029
59,127	WhiteWave Foods Co. (The)(b)	1,949,417

		18,509,022

	Personal Products - 2.7%
21,489	USANA Health Sciences, Inc.(b)	2,106,782

	Soft Drinks - 7.8%
36,430	Dr Pepper Snapple Group, Inc.	2,814,946
28,089	Monster Beverage Corp.(b)	3,285,009

		6,099,955

	Specialized Consumer Services - 3.0%
103,343	Service Corp. International	2,338,652

	Tobacco - 7.9%
58,928	Altria Group, Inc.	$3,129,077
45,630	Reynolds American, Inc.	3,100,558

		6,229,635

	Total Investments (Cost $73,637,802)(c)-100.0%	78,475,458
	Other assets less liabilities-(0.0)%	(24,909)

	Net Assets-100.0%	$78,450,549

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $73,675,036. The net unrealized appreciation was $4,800,422, which consisted of aggregate gross unrealized appreciation of $5,940,774 and aggregate gross unrealized depreciation of $1,140,352.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Energy Momentum Portfolio (PXI)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Integrated Oil & Gas - 7.4%
37,740	Chevron Corp.	$3,869,482
26,873	Exxon Mobil Corp.	2,349,238
56,062	Occidental Petroleum Corp.	4,484,960

		10,703,680

	Oil & Gas Drilling - 1.6%
38,980	Helmerich & Payne, Inc.	2,321,649

	Oil & Gas Equipment & Services - 15.0%
34,585	Bristow Group, Inc.	1,926,730
20,606	Core Laboratories NV	1,911,206
31,973	Dril-Quip, Inc.(b)	2,373,356
88,403	Exterran Holdings, Inc.	2,396,605
68,395	Halliburton Co.	2,735,116
127,402	Helix Energy Solutions Group, Inc.(b)	2,391,336
45,365	National Oilwell Varco, Inc.	2,469,217
68,810	Oceaneering International, Inc.	3,602,892
146,137	RPC, Inc.	1,822,328

		21,628,786

	Oil & Gas Exploration & Production - 29.8%
49,699	Anadarko Petroleum Corp.	4,062,893
52,710	Carrizo Oil & Gas, Inc.(b)	2,377,221
41,196	Cimarex Energy Co.	4,251,427
58,010	Concho Resources, Inc.(b)	6,430,408
70,306	ConocoPhillips	4,427,872
45,369	Diamondback Energy, Inc.(b)	3,130,007
49,476	EOG Resources, Inc.	4,404,848
82,424	Noble Energy, Inc.	3,934,922
417,945	Penn Virginia Corp.(b)	2,039,572
36,024	Pioneer Natural Resources Co.	5,422,693
202,221	Synergy Resources Corp.(b)	2,473,163

		42,955,026

	Oil & Gas Refining & Marketing - 25.5%
139,103	Delek US Holdings, Inc.	4,291,328
57,666	Marathon Petroleum Corp.	5,339,295
99,755	PBF Energy, Inc., Class A	2,803,115
66,971	Phillips 66	4,709,401
106,115	Tesoro Corp.	8,672,779
107,861	Valero Energy Corp.	5,703,690
139,926	Western Refining, Inc.	5,195,452

		36,715,060

	Oil & Gas Storage & Transportation - 18.4%
113,467	Cheniere Energy, Inc.(b)	8,099,274
78,346	EnLink Midstream LLC	2,478,867
103,705	Kinder Morgan, Inc.	4,257,090
55,285	SemGroup Corp.	3,722,339
28,209	Targa Resources Corp.	2,449,388
126,759	Williams Cos., Inc. (The)	5,559,650

		26,566,608

	Specialty Chemicals - 2.3%
208,716	Flotek Industries, Inc.(b)	3,374,938

	Total Common Stocks and Other Equity Interests (Cost $156,042,234)	144,265,747

	Money Market Fund - 0.1%
202,024	Invesco Premier Portfolio – Institutional Class(c) (Cost $202,024)	$202,024

	Total Investments (Cost $156,244,258)(d)-100.1%	144,467,771
	Other assets less liabilities-(0.1)%	(151,560)

	Net Assets-100.0%	$144,316,211

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $156,974,912. The net unrealized depreciation was $12,507,141, which consisted of aggregate gross unrealized appreciation of $6,162,671 and aggregate gross unrealized depreciation of $18,669,812.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Financial Momentum Portfolio (PFI)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Asset Management & Custody Banks - 7.3%
12,551	Ameriprise Financial, Inc.	$1,568,122
39,613	Invesco Ltd.(b)	1,454,985

		3,023,107

	Consumer Finance - 7.0%
10,241	American Express Co.	826,346
12,186	Capital One Financial Corp.	892,137
21,450	Discover Financial Services	1,166,451

		2,884,934

	Data Processing & Outsourced Services - 6.5%
15,979	Broadridge Financial Solutions, Inc.	766,832
29,419	Total System Services, Inc.	1,040,550
3,527	Visa, Inc., Class A	899,068

		2,706,450

	Diversified Banks - 2.5%
19,756	Wells Fargo & Co.	1,025,732

	Diversified Capital Markets - 1.4%
16,840	HFF, Inc.	572,055

	Diversified REITs - 2.2%
42,011	Duke Realty Corp. REIT	917,100

	Health Care REITs - 7.2%
68,157	OMEGA Healthcare Investors, Inc. REIT	2,989,366

	Hotel & Resort REITs - 2.9%
34,535	FelCor Lodging Trust, Inc. REIT	345,695
64,785	Strategic Hotels & Resorts, Inc. REIT(c)	869,415

		1,215,110

	Internet Software & Services - 1.0%
7,829	Envestnet, Inc.(c)	402,959

	Life & Health Insurance - 5.2%
18,878	Principal Financial Group, Inc.	885,945
10,733	Prudential Financial, Inc.	814,420
8,963	Torchmark Corp.	448,777

		2,149,142

	Mortgage REITs - 3.5%
76,210	NorthStar Realty Finance Corp. REIT	1,441,131

	Multi-line Insurance - 3.2%
17,707	HCC Insurance Holdings, Inc.	944,491
12,820	Horace Mann Educators Corp.	390,626

		1,335,117

	Property & Casualty Insurance - 3.1%
18,108	Allstate Corp. (The)	1,263,757

	Real Estate Services - 3.5%
45,374	CBRE Group, Inc.(c)	1,467,395

	Regional Banks - 7.2%
12,580	Bank of the Ozarks, Inc.	407,969
17,420	East West Bancorp, Inc.	630,256
106,719	Huntington Bancshares, Inc.	1,069,324
9,693	Pinnacle Financial Partners, Inc.	348,366
20,688	Western Alliance Bancorp(c)	531,889

		2,987,804

	Residential REITs - 14.8%
27,666	Apartment Investment & Management Co., Class A REIT	$1,102,767
21,772	Associated Estates Realty Corp. REIT	542,340
28,351	Camden Property Trust REIT	2,184,445
15,809	Equity Lifestyle Properties, Inc. REIT	865,227
10,887	Equity Residential REIT	844,940
9,528	Post Properties, Inc. REIT	578,826

		6,118,545

	Retail REITs - 7.2%
23,534	Macerich Co. (The) REIT	2,024,160
14,222	Regency Centers Corp. REIT	975,060

		2,999,220

	Specialized Finance - 6.3%
7,550	CBOE Holdings, Inc.	486,748
13,750	MarketAxess Holdings, Inc.	1,044,588
11,940	Moody’s Corp.	1,090,480

		2,621,816

	Specialized REITs - 8.0%
36,117	CubeSmart REIT	889,923
29,020	Extra Space Storage, Inc. REIT	1,915,320
5,550	Sovran Self Storage, Inc. REIT	525,862

		3,331,105

	Total Common Stocks and Other Equity Interests (Cost $38,231,615)	41,451,845

	Money Market Fund - 0.2%
84,864	Invesco Premier Portfolio – Institutional Class(d) (Cost $84,864)	84,864

	Total Investments (Cost $38,316,479)(e)-100.2%	41,536,709
	Other assets less liabilities-(0.2)%	(85,636)

	Net Assets-100.0%	$41,451,073

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the nine months ended January 31, 2015.

	Value April 30, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation	Real ized Gain	Value Janu- ary 31, 2015	Dividend Income
Invesco Ltd.	$1,316,326	$767,141	$(659,003)	$ 9,128	$21,393	$1,454,985	$ 28,598

(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $38,431,796. The net unrealized appreciation was $3,104,913, which consisted of aggregate gross unrealized appreciation of $3,716,089 and aggregate gross unrealized depreciation of $611,176.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 49.8%
269,405	Achillion Pharmaceuticals, Inc.(b)	$4,000,664
62,112	Alkermes PLC(b)	4,487,592
20,513	Alnylam Pharmaceuticals, Inc.(b)	1,924,735
47,459	Anacor Pharmaceuticals, Inc.(b)	1,784,458
609,366	ARIAD Pharmaceuticals, Inc.(b)	3,930,411
32,995	Celgene Corp.(b)	3,931,684
575,101	Coronado Biosciences, Inc.(b)	1,437,752
143,697	Dyax Corp.(b)	2,171,262
30,186	Enanta Pharmaceuticals, Inc.(b)	1,311,280
83,028	Exact Sciences Corp.(b)	2,259,192
63,738	Incyte Corp.(b)	5,080,556
115,569	Infinity Pharmaceuticals, Inc.(b)	1,784,385
30,283	Insys Therapeutics, Inc.(b)	1,446,922
65,973	Isis Pharmaceuticals, Inc.(b)	4,519,810
64,352	Medivation, Inc.(b)	7,002,785
182,361	Merrimack Pharmaceuticals, Inc.(b)	1,719,664
132,536	Mimedx Group, Inc.(b)	1,080,831
98,402	Neurocrine Biosciences, Inc.(b)	3,312,211
36,818	NewLink Genetics Corp.(b)	1,347,171
393,447	Novavax, Inc.(b)	3,072,821
16,756	Regeneron Pharmaceuticals, Inc.(b)	6,981,555
23,215	United Therapeutics Corp.(b)	3,276,333
24,675	Vertex Pharmaceuticals, Inc.(b)	2,717,705

		70,581,779

	Health Care Equipment - 10.3%
54,659	DexCom, Inc.(b)	3,267,515
40,921	IDEXX Laboratories, Inc.(b)	6,482,705
67,627	Insulet Corp.(b)	1,987,557
40,966	Natus Medical, Inc.(b)	1,540,322
70,119	NxStage Medical, Inc.(b)	1,254,429

		14,532,528

	Health Care Facilities - 4.5%
45,339	Acadia Healthcare Co., Inc.(b)	2,618,327
52,773	HCA Holdings, Inc.(b)	3,736,329

		6,354,656

	Health Care Services - 4.2%
46,272	Amedisys, Inc.(b)	1,303,945
37,996	Omnicare, Inc.	2,848,940
35,349	Team Health Holdings, Inc.(b)	1,827,543

		5,980,428

	Health Care Supplies - 5.0%
33,721	Cooper Cos., Inc. (The)	5,316,116
53,271	Spectranetics Corp. (The)(b)	1,742,494

		7,058,610

	Life Sciences Tools & Services - 5.8%
141,037	Affymetrix, Inc.(b)	1,557,049
37,714	Fluidigm Corp.(b)	1,453,120
26,590	Illumina, Inc.(b)	5,190,102

		8,200,271

	Managed Health Care - 12.1%
32,816	Aetna, Inc.	3,013,165
26,031	Centene Corp.(b)	2,841,544
33,918	Health Net, Inc.(b)	1,837,338
26,830	Humana, Inc.	3,928,985
34,373	Molina Healthcare, Inc.(b)	1,749,930
34,848	UnitedHealth Group, Inc.	3,702,600

		17,073,562

	Pharmaceuticals - 8.4%
36,686	AbbVie, Inc.	2,214,000
22,500	Actavis PLC(b)	5,997,150
186,853	Chelsea Therapeutics International Ltd.(b)	14,948

96,104	Depomed, Inc.(b)	$1,755,820
86,240	Omeros Corp.(b)	1,917,978

		11,899,896

	Total Common Stocks (Cost $124,765,401)	141,681,730

	Money Market Fund - 0.0%
70,105	Invesco Premier Portfolio – Institutional Class(c) (Cost $70,105)	70,105

	Total Investments (Cost $124,835,506)(d)-100.1%	141,751,835
	Other assets less liabilities-(0.1)%	(121,726)

	Net Assets-100.0%	$141,630,109

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $125,227,659. The net unrealized appreciation was $16,524,176, which consisted of aggregate gross unrealized appreciation of $19,799,440 and aggregate gross unrealized depreciation of $3,275,264.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Industrials Momentum Portfolio (PRN)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 18.0%
15,318	Huntington Ingalls Industries, Inc.	$1,786,079
21,935	Lockheed Martin Corp.	4,131,896
26,500	Northrop Grumman Corp.	4,159,175
25,257	Raytheon Co.	2,526,963
90,304	TASER International, Inc.(b)	2,439,111
22,639	TransDigm Group, Inc.	4,652,993

		19,696,217

	Air Freight & Logistics - 1.0%
30,486	XPO Logistics, Inc.(b)	1,121,580

	Application Software - 1.4%
20,909	Fair Isaac Corp.	1,491,857

	Building Products - 3.9%
26,855	American Woodmark Corp.(b)	1,104,546
29,443	Apogee Enterprises, Inc.	1,273,704
45,358	Trex Co., Inc.(b)	1,929,076

		4,307,326

	Commercial Printing - 2.1%
34,803	Deluxe Corp.	2,259,759

	Construction & Farm Machinery & Heavy Trucks - 5.5%
21,538	Cummins, Inc.	3,003,690
116,328	Meritor, Inc.(b)	1,488,998
18,206	Wabtec Corp.	1,519,291

		6,011,979

	Data Processing & Outsourced Services - 4.2%
28,458	Euronet Worldwide, Inc.(b)	1,291,709
23,514	FleetCor Technologies, Inc.(b)	3,303,717

		4,595,426

	Diversified Support Services - 1.0%
15,253	G&K Services, Inc.	1,069,235

	Electrical Components & Equipment - 4.2%
95,462	AMETEK, Inc.	4,572,630

	Electronic Equipment & Instruments - 1.7%
48,952	Cognex Corp.(b)	1,798,986

	Electronic Manufacturing Services - 2.4%
35,702	Methode Electronics, Inc.	1,291,341
62,723	Sanmina Corp.(b)	1,328,473

		2,619,814

	Health Care Services - 2.3%
64,892	AMN Healthcare Services, Inc.(b)	1,221,268
34,371	ExamWorks Group, Inc.(b)	1,270,352

		2,491,620

	Human Resource & Employment Services - 1.6%
32,631	WageWorks, Inc.(b)	1,796,010

	Industrial Conglomerates - 3.7%
15,642	3M Co.	2,538,697
17,097	Carlisle Cos., Inc.	1,533,259

		4,071,956

	Industrial Machinery - 10.6%
28,723	IDEX Corp.	$2,078,109
24,798	Illinois Tool Works, Inc.	2,308,446
42,053	Ingersoll-Rand PLC	2,792,319
183,029	Mueller Water Products, Inc.	1,872,387
25,735	Pall Corp.	2,490,118

		11,541,379

	IT Consulting & Other Services - 4.3%
41,359	Booz Allen Hamilton Holding Corp., Class A	1,203,961
29,584	Gartner, Inc.(b)	2,491,564
27,771	iGATE Corp.(b)	983,093

		4,678,618

	Paper Packaging - 5.5%
199,155	Graphic Packaging Holding Co.(b)	2,883,764
40,661	Packaging Corp. of America	3,084,137

		5,967,901

	Railroads - 13.6%
107,409	CSX Corp.	3,576,720
27,165	Kansas City Southern	2,990,595
36,958	Norfolk Southern Corp.	3,768,607
38,889	Union Pacific Corp.	4,558,180

		14,894,102

	Security & Alarm Services - 2.1%
55,300	Tyco International PLC	2,256,793

	Specialty Chemicals - 4.6%
18,656	Sherwin-Williams Co. (The)	5,060,813

	Trucking - 6.3%
52,700	ArcBest Corp.	1,963,602
33,512	Old Dominion Freight Line, Inc.(b)	2,349,862
26,111	Saia, Inc.(b)	1,099,534
58,464	Swift Transportation Co., Class A(b)	1,437,045

		6,850,043

	Total Common Stocks (Cost $103,273,610)	109,154,044

	Money Market Fund - 0.1%
64,774	Invesco Premier Portfolio – Institutional Class(c) (Cost $64,774)	64,774

	Total Investments (Cost $103,338,384)(d)-100.1%	109,218,818
	Other assets less liabilities-(0.1)%	(81,582)

	Net Assets-100.0%	$109,137,236

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $103,388,990. The net unrealized appreciation was $5,829,828, which consisted of aggregate gross unrealized appreciation of $9,615,362 and aggregate gross unrealized depreciation of $3,785,534.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Technology Momentum Portfolio (PTF)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Alternative Carriers - 3.3%
37,717	Inteliquent, Inc.	$634,400
22,053	Level 3 Communications, Inc.(b)	1,096,916

		1,731,316

	Application Software - 25.0%
14,440	Adobe Systems, Inc.(b)	1,012,677
16,114	Autodesk, Inc.(b)	870,237
49,129	Callidus Software, Inc.(b)	734,478
33,762	Ellie Mae, Inc.(b)	1,493,631
16,662	Guidewire Software, Inc.(b)	834,766
29,727	Intuit, Inc.	2,580,898
29,722	Manhattan Associates, Inc.(b)	1,326,790
4,716	MicroStrategy, Inc.(b)	762,106
23,747	PROS Holdings, Inc.(b)	576,815
23,038	SolarWinds, Inc.(b)	1,109,280
15,689	SS&C Technologies Holdings, Inc.	868,072
9,786	Tyler Technologies, Inc.(b)	1,038,099

		13,207,849

	Communications Equipment - 7.0%
66,097	Calix, Inc.(b)	634,531
7,409	F5 Networks, Inc.(b)	826,993
58,817	Infinera Corp.(b)	948,130
10,178	Palo Alto Networks, Inc.(b)	1,286,397

		3,696,051

	Data Processing & Outsourced Services - 4.9%
17,498	Blackhawk Network Holdings, Inc., Class A(b)	583,733
22,235	Heartland Payment Systems, Inc.	1,106,636
14,207	Jack Henry & Associates, Inc.	871,884

		2,562,253

	Electronic Components - 6.2%
60,910	Amphenol Corp.	3,271,476

	Internet Software & Services - 9.4%
18,388	Facebook, Inc., Class A(b)	1,395,833
14,295	LogMeIn, Inc.(b)	679,727
21,199	Rackspace Hosting, Inc.(b)	953,107
14,163	SPS Commerce, Inc.(b)	839,866
25,230	Yahoo!, Inc.(b)	1,109,868

		4,978,401

	IT Consulting & Other Services - 1.3%
18,232	Virtusa Corp.(b)	682,971

	Semiconductor Equipment - 1.4%
20,012	Tessera Technologies, Inc.	742,045

	Semiconductors - 16.4%
16,644	Ambarella, Inc.(b)	920,580
12,466	Avago Technologies Ltd. (Singapore)	1,282,502
12,647	Cavium, Inc.(b)	743,770
34,368	Freescale Semiconductor Ltd.(b)	1,102,869
49,117	Integrated Device Technology, Inc.(b)	898,350
19,833	Monolithic Power Systems, Inc.	941,869
33,519	Skyworks Solutions, Inc.	2,783,753

		8,673,693

	Specialized Consumer Services - 1.3%
46,352	LifeLock, Inc.(b)	688,327

	Systems Software - 7.7%
32,716	Fortinet, Inc.(b)	978,045
17,913	Imperva, Inc.(b)	748,047

11,750	NetSuite, Inc.(b)	$1,156,552
16,384	ServiceNow, Inc.(b)	1,194,394

		4,077,038

	Technology Hardware, Storage & Peripherals - 13.3%
31,325	Apple, Inc.	3,670,037
32,289	Cray, Inc.(b)	1,049,070
31,286	Hewlett-Packard Co.	1,130,363
12,302	Western Digital Corp.	1,196,123

		7,045,593

	Wireless Telecommunication Services - 2.9%
13,186	SBA Communications Corp.(b)	1,538,806

	Total Common Stocks (Cost $47,990,080)	52,895,819

	Money Market Fund - 0.1%
63,295	Invesco Premier Portfolio – Institutional Class(c) (Cost $63,295)	63,295

	Total Investments (Cost $48,053,375)(d)-100.2%	52,959,114
	Other assets less liabilities-(0.2)%	(85,402)

	Net Assets-100.0%	$52,873,712

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $48,297,971. The net unrealized appreciation was $4,661,143, which consisted of aggregate gross unrealized appreciation of $6,057,695 and aggregate gross unrealized depreciation of $1,396,552.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Utilities Momentum Portfolio (PUI)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Electric Utilities - 35.6%
21,323	Duke Energy Corp.	$1,858,086
28,468	Edison International	1,940,094
11,083	El Paso Electric Co.	443,985
18,376	Exelon Corp.	662,271
11,257	IDACORP, Inc.	764,463
24,254	ITC Holdings Corp.	1,031,765
14,160	NextEra Energy, Inc.	1,546,839
24,132	Northeast Utilities	1,341,257
19,579	OGE Energy Corp.	688,789
29,928	PNM Resources, Inc.	912,804
27,660	Southern Co. (The)	1,402,915
21,173	Westar Energy, Inc.	904,511
41,891	Xcel Energy, Inc.	1,572,169

		15,069,948

	Gas Utilities - 10.3%
17,408	AGL Resources, Inc.	981,463
17,329	Atmos Energy Corp.	986,193
9,017	New Jersey Resources Corp.	576,006
22,959	Questar Corp.	595,786
7,327	Southwest Gas Corp.	450,318
20,404	UGI Corp.	754,744

		4,344,510

	Independent Power Producers & Energy Traders - 1.2%
189,816	Atlantic Power Corp.	503,012

	Integrated Telecommunication Services - 3.9%
19,212	Consolidated Communications Holdings, Inc.	447,256
178,669	Frontier Communications Corp.	1,199,762

		1,647,018

	Multi-Utilities - 38.7%
12,623	Alliant Energy Corp.	866,064
10,551	Black Hills Corp.	529,238
29,759	CenterPoint Energy, Inc.	687,135
41,680	CMS Energy Corp.	1,572,587
11,480	Consolidated Edison, Inc.	795,334
18,196	Dominion Resources, Inc.	1,399,091
15,589	DTE Energy Co.	1,397,710
34,605	NiSource, Inc.	1,497,012
13,127	NorthWestern Corp.	758,216
28,283	PG&E Corp.	1,663,323
13,184	SCANA Corp.	840,744
15,520	Sempra Energy	1,736,998
18,158	Vectren Corp.	870,131
30,956	Wisconsin Energy Corp.	1,726,416

		16,339,999

	Oil & Gas Exploration & Production - 1.7%
9,535	EQT Corp.	709,785

	Oil & Gas Storage & Transportation - 3.6%
19,938	ONEOK, Inc.	877,870
19,744	Spectra Energy Corp.	660,239

		1,538,109

	Water Utilities - 4.9%
26,740	American Water Works Co., Inc.	1,501,184
21,219	Aqua America, Inc.	573,974

		2,075,158

	Total Common Stocks (Cost $36,391,229)	$42,227,539

	Money Market Fund - 0.1%
36,040	Invesco Premier Portfolio – Institutional Class(b) (Cost $36,040)	36,040

	Total Investments (Cost $36,427,269)(c)-100.0%	42,263,579
	Other assets less liabilities-(0.0)%	(19,564)

	Net Assets-100.0%	$42,244,015

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $36,445,091. The net unrealized appreciation was $5,818,488, which consisted of aggregate gross unrealized appreciation of $6,515,335 and aggregate gross unrealized depreciation of $696,847.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

January 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Alternative Carriers - 0.4%
25,681	Cogent Communications Group, Inc.	$951,738

	Application Software - 1.7%
44,037	NQ Mobile, Inc. ADR (China)(b)(c)	151,047
67,783	Open Text Corp. (Canada)	3,841,263
5,501	Sungy Mobile Ltd. ADR (China)(b)(c)	28,770

		4,021,080

	Casinos & Gaming - 0.1%
12,713	500.com Ltd., Class A ADR (China)(b)(c)	217,646

	Internet Retail - 26.6%
57,159	Amazon.com, Inc.(c)	20,264,580
6,579	Blue Nile, Inc.(c)	204,475
83,924	Ctrip.com International Ltd. ADR (China)(c)	3,991,006
63,182	Expedia, Inc., Class A	5,429,229
371,561	Groupon, Inc., Class A(c)	2,660,377
27,919	Netflix, Inc.(c)	12,334,614
15,984	Nutrisystem, Inc.	284,835
61,491	Orbitz Worldwide, Inc.(c)	567,562
13,340	Overstock.com, Inc.(c)	298,549
11,251	PetMed Express, Inc.(b)	176,641
8,343	Priceline Group, Inc. (The)(c)	8,422,092
22,778	Qunar Cayman Islands Ltd. ADR (China) Class B(b)(c)	668,307
21,527	Shutterfly, Inc.(c)	944,389
72,276	TripAdvisor, Inc., Class A(c)	4,843,215
32,501	zulily, Inc., Class A(b)(c)	601,268

		61,691,139

	Internet Software & Services - 70.9%
26,084	21Vianet Group, Inc. ADR (China) Class A(b)(c)	431,690
98,867	Akamai Technologies, Inc.(c)	5,749,610
32,504	Angie’s List, Inc.(b)(c)	149,193
43,257	AOL, Inc.(c)	1,870,865
39,481	Baidu, Inc. ADR (China) Class A(c)	8,603,699
58,005	Bankrate, Inc.(c)	723,902
43,375	Bazaarvoice, Inc.(b)(c)	360,446
14,190	Benefitfocus, Inc.(b)(c)	343,256
22,777	Blucora, Inc.(c)	307,945
17,925	Brightcove, Inc.(c)	128,343
14,977	Carbonite, Inc.(c)	225,104
9,209	ChinaCache International Holdings Ltd. ADR (China)(c)	98,536
18,031	Cimpress NV(c)	1,452,397
18,999	comScore, Inc.(c)	789,598
17,597	Constant Contact, Inc.(c)	665,519
29,743	Cornerstone OnDemand, Inc.(c)	980,032
17,969	CoStar Group, Inc.(c)	3,315,460
23,986	Criteo SA ADR (France)(c)	934,255
30,016	Dealertrack Technologies, Inc.(c)	1,206,643
20,167	Demandware, Inc.(c)	1,080,144
29,521	Dice Holdings, Inc.(c)	244,139
17,705	Digital River, Inc.(c)	452,009
16,219	E2open, Inc.(b)(c)	95,530
56,842	EarthLink Holdings Corp.	239,873
352,691	eBay, Inc.(c)	18,692,623
14,812	eGain Corp.(b)(c)	74,356
71,884	Endurance International Group Holdings, Inc.(c)	1,208,370

30,507	Equinix, Inc. REIT	$6,615,748
249,108	Facebook, Inc., Class A(c)	18,909,788
47,364	Gogo, Inc.(b)(c)	688,436
35,256	Google, Inc., Class A(c)	18,951,863
35,724	Google, Inc., Class C(c)	19,095,192
52,384	HomeAway, Inc.(c)	1,335,268
43,327	IAC/InterActiveCorp.	2,640,781
30,213	Internap Corp.(c)	254,393
26,556	j2 Global, Inc.	1,525,377
16,626	Liquidity Services, Inc.(c)	128,685
30,357	LivePerson, Inc.(c)	324,820
13,548	LogMeIn, Inc.(c)	644,207
20,895	Marchex, Inc., Class B	79,610
19,430	Marin Software, Inc.(c)	128,627
22,889	Marketo, Inc.(c)	788,068
24,528	MercadoLibre, Inc. (Argentina)	3,040,000
48,181	Monster Worldwide, Inc.(c)	198,988
41,375	NetEase, Inc. ADR (China)	4,520,219
36,268	NIC, Inc.	595,521
115,578	Pandora Media, Inc.(c)	1,918,595
19,121	Perficient, Inc.(c)	344,178
38,406	Perion Network Ltd. (Israel)(c)	125,972
52,978	Qihoo 360 Technology Co. Ltd. ADR (China) Class A(c)	3,100,273
24,655	QuinStreet, Inc.(c)	126,234
79,737	Rackspace Hosting, Inc.(c)	3,584,976
30,028	RetailMeNot, Inc.(b)(c)	466,335
22,938	Rocket Fuel, Inc.(b)(c)	293,836
15,291	SciQuest, Inc.(c)	217,438
19,683	Shutterstock, Inc.(c)	1,107,956
36,706	SINA Corp. (China)(c)	1,329,491
21,380	Sohu.com, Inc. (China)(c)	1,200,273
8,840	Stamps.com, Inc.(c)	402,839
8,180	Travelzoo, Inc.(c)	70,184
67,258	VeriSign, Inc.(c)	3,664,216
29,171	Web.com Group, Inc.(c)	440,774
20,741	WebMD Health Corp.(c)	803,714
21,205	Wix.com Ltd. (Israel)(c)	419,435
21,354	Xoom Corp.(b)(c)	314,971
187,047	Yahoo!, Inc.(c)	8,228,198
138,202	Yandex NV, Class A (Russia)(c)	2,057,828
18,355	YuMe, Inc.(b)(c)	99,117
20,520	YY, Inc. ADR (China)(b)(c)	1,477,030
19,133	Zillow, Inc., Class A(b)(c)	1,854,370
31,555	Zix Corp.(c)	111,705

		164,649,066

	Movies & Entertainment - 0.3%
42,356	Global Eagle Entertainment, Inc.(b)(c)	652,071

	Systems Software - 0.0%
21,245	Covisint Corp.(c)	47,164

	Wireless Telecommunication Services - 0.1%
20,046	Boingo Wireless, Inc.(c)	169,389

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $239,226,464)-100.1%	232,399,293

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.6%
6,094,192	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $6,094,192)	6,094,192

	Total Investments (Cost $245,320,656)(f)-102.7%	238,493,485
	Other assets less liabilities-(2.7)%	(6,257,202)

	Net Assets-100.0%	$232,236,283

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$5,907,491	$(5,907,491)	$—

*	Amount does not include excess collateral received, if any.
(f)	At January 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $249,501,984. The net unrealized depreciation was $11,008,499, which consisted of aggregate gross unrealized appreciation of $16,394,863 and aggregate gross unrealized depreciation of $27,403,362.

This Fund has holdings greater than 10% of net assets in the following country:

China	11.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation on options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares FTSE RAFI US 1000 Portfolio
Equity Securities	$4,321,135,513	$—	$172,182	$4,321,307,695

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$1,102,712,311	$0	$—	$1,102,712,311

PowerShares Fundamental Pure Small Growth Portfolio
Equity Securities	$30,748,330	$0	$—	$30,748,330

PowerShares Fundamental Pure Small Value Portfolio
Equity Securities	$71,871,128	$0	$66,629	$71,937,757

PowerShares Zacks Micro Cap Portfolio
Equity Securities	$29,948,655	$—	$2,209	$29,950,864

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$504,904,012	$—	$—	$504,904,012
Swaps Agreements(a)	—	665,827	—	665,827

Total Investments	$504,904,012	$665,827	$—	$505,569,839

PowerShares Golden Dragon China Portfolio
Equity Securities	$258,039,244	$—	$0	$258,039,244

PowerShares DWA Healthcare Momentum Portfolio
Equity Securities	$141,736,887	$—	$14,948	$141,751,835

(a)	Unrealized appreciation.

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2015:

	Value
Risk Exposure/Derivative Type	PowerShares Global Listed Private Equity Portfolio		PowerShares S&P 500 BuyWrite Portfolio
	Assets	Liabilities	Assets	Liabilities
Equity risk:
Swap agreements	$916,462	$(250,635)	$—	$—
Options written contracts	—	—	—	(5,278,125)

	$916,462	$(250,635)	$—	$(5,278,125)

Effect of Derivative Investments for the nine-month period ended January 31, 2015

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
	Swap Agreements	Options Written Contracts
Realized Gain (Loss):
Equity risk	$5,754,355	$(28,216,621)
Change in Unrealized Appreciation:
Equity risk	3,940,901	3,474,973

Total	$9,695,256	$(24,741,648)

The table below summarizes the average notional value of swap agreements and options outstanding during the period.

Average Notional Value
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
Swap agreements	$54,556,933	$—
Options written contracts	—	351,747,556

PowerShares S&P 500 BuyWrite Portfolio

Open Options Written - Equity Risk
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unrealized Appreciation	Notional Value*	Value
Call Option S&P 500 Index	Feb-15	$2,005	1,875	$7,935,735	$2,657,610	$375,937,500	$5,278,125

*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

PowerShares Global Listed Private Equity Portfolio

Open Total Return Swap Agreements
Counterparty	Swap Agreements	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive a return equal to common shares of The Blackstone Group LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/23/15	$23,276,850	$821,938
Citibank, N.A.	Receive a return equal to the common shares of KKR & Co. LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/23/15	23,911,313	(250,635)
Morgan Stanley Capital Services LLC	Receive a return equal to common shares of Riverstone Energy Ltd. and pay the product of (i) 1-Month LIBOR plus 85 basis points multiplied by (ii) days in the period divided by 365	08/03/16	3,135,904	94,524

Total Open Total Return Swap Agreements - Equity Risk				$665,827

Subsequent Event

At a meeting held on March 12, 2015, the Board of Trustees of the Trust (the “Board”) approved a change to the ticker and a reduction of the management fee and expense cap for PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio and PowerShares Fundamental Pure Small Core Portfolio.

In addition, the Board approved changes to the name, investment objective, principal investment strategy, investment policy and underlying index for each of the portfolios listed below. These changes will go into effect as of the close of markets on May 22, 2015.

Current Portfolio Name	New Portfolio Name	Current Ticker	New Ticker	Management Fee Reduction	Expense Cap Change
PowerShares Fundamental Pure Large Core Portfolio	PowerShares Russell Top 200 Equal Weight Portfolio	PXLC	EQWL	0.29% to 0.25%	0.39% to 0.25%
PowerShares Fundamental Pure Large Growth Portfolio	PowerShares Russell Top 200 Pure Growth Portfolio	No Ticker change	No Ticker change	No change	No change
PowerShares Fundamental Pure Large Value Portfolio	PowerShares Russell Top 200 Pure Value Portfolio	No Ticker change	No Ticker change	No change	No change
PowerShares Fundamental Pure Mid Core Portfolio	PowerShares Russell Midcap Equal Weight Portfolio	PXMC	EQWM	0.29% to 0.25%	0.39% to 0.25%
PowerShares Fundamental Pure Mid Growth Portfolio	PowerShares Russell Midcap Pure Growth Portfolio	No Ticker change	No Ticker change	No change	No change
PowerShares Fundamental Pure Mid Value Portfolio	PowerShares Russell Midcap Pure Value Portfolio	No Ticker change	No Ticker change	No change	No change
PowerShares Fundamental Pure Small Core Portfolio	PowerShares Russell 2000 Equal Weight Portfolio	PXSC	EQWS	0.29% to 0.25%	0.39% to 0.25%
PowerShares Fundamental Pure Small Growth Portfolio	PowerShares Russell 2000 Pure Growth Portfolio	No Ticker change	No Ticker change	No change	No change
PowerShares Fundamental Pure Small Value Portfolio	PowerShares Russell 2000 Pure Value Portfolio	No Ticker change	No Ticker change	No change	No change

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Power Shares Exchange-Traded Fund Trust

By (Signature and Title)      /s/ Andrew Schlossberg

                                               Andrew Schlossberg

                                               President

Date  March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Andrew Schlossberg

                                               Andrew Schlossberg

                                               President

Date  March 31, 2015

By (Signature and Title)      /s/ Steven Hill

                                                 Steven Hill

                                                 Treasurer

Date  March 31, 2015